UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Managing Director and Managing Counsel State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Shareholder Report.

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at value and cost (Note 1)	$38,211,732,331	$198,489,197	$11,426,171,939	$9,985,988,596	$1,965,056,717
Receivable from Adviser and Distributor (Note 3)	107,373	134,874	1,156,274	2,623,918	451,035
Receivable for fund shares sold	9,257	–	–	–	–
Prepaid expenses and other assets	112,004	15,039	25,527	24,264	19,011

Total assets	38,211,960,965	198,639,110	11,427,353,740	9,988,636,778	1,965,526,763

Liabilities
Administration and custody fees payable (Note 3)	9,609,064	60,819	2,858,649	2,423,628	519,789
Shareholder servicing fee payable (Note 3)	71,196	22,487	123,226	127,621	11,060
Distribution fees payable (Note 3)	28,477	8,995	49,287	51,048	4,632
Registration and filing fees payable	83,824	2,509	36,599	9,667	7,687
Transfer agent fees payable	61,627	–	2,378	–	–
Dividends payable	467,429	–	532	–	–
Professional fees payable	11,730	11,730	11,730	11,730	11,730
Accrued expenses and other liabilities	–	6,023	8,020	6,487	15,801

Total liabilities	10,333,347	112,563	3,090,421	2,630,181	570,699

Net Assets	$38,201,627,618	$198,526,547	$11,424,263,319	$9,986,006,597	$1,964,956,064

Net Assets Consist of:
Paid-in capital	$38,201,431,731	$198,526,547	$11,424,415,501	$9,985,976,823	$1,964,956,855
Undistributed net investment income (loss)	(5,271)	–	–	–	38
Accumulated net realized gain (loss)	201,158	–	(152,182)	29,774	(829)

Net Assets	$38,201,627,618	$198,526,547	$11,424,263,319	$9,986,006,597	$1,964,956,064

Net Assets
Premier Class	$34,735,489,913	$87,194,276	$9,916,223,157	$9,356,387,444	$1,919,087,597

Investment Class	$346,067,133	$111,332,271	$641,111,826	$629,619,153	$45,868,467

Class M Shares	$3,120,070,572	$–	$–	$–	$–

Class G Shares	$–	$–	$866,928,336	$–	$–

Shares of Beneficial Interest Outstanding
Premier Class	34,735,311,953	87,188,447	9,916,575,968	9,356,468,896	1,919,212,206

Investment Class	346,047,787	111,342,426	641,182,395	629,608,689	45,892,646

Class M Shares	3,120,060,353	–	–	–	–

Class G Shares	–	–	866,927,456	–	–

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

Class G Shares	$–	$–	$1.00	$–	$–

See accompanying notes to financial statements and financial statements of the Master Funds.

3

State Street Institutional Investment Trust

Statements of Operations

June 30, 2015 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$41,566,953	$42,614	$5,075,914	$1,154,876	$479,013
Expenses allocated from Portfolio (Note 2)	(12,767,601)	(145,300)	(3,978,277)	(3,209,444)	(749,239)

	28,799,352	(102,686)	1,097,637	(2,054,568)	(270,226)

Expenses
Administration and custody fees (Note 3)	9,614,356	69,380	2,863,991	2,428,837	524,999
Shareholder servicing fee – Investment Class (Note 3)	526,181	184,314	804,670	896,517	73,413
Distribution fees – Investment Class (Note 3)	210,473	73,725	321,868	358,607	29,365
Transfer agent fees (Note 3)	66,923	11,373	27,537	19,954	12,894
Registration and filing fees	45,676	18,738	40,198	33,404	31,292
Printing fees	31,087	17,024	28,414	17,323	29,141
Professional fees	12,958	12,958	12,958	12,958	12,958
Trustees’ fees and expenses	7,458	7,458	7,458	7,458	7,458
Other expenses	96,772	6,459	34,913	41,958	12,223

Total expenses	10,611,884	401,429	4,142,007	3,817,016	733,743
Less: Expenses reimbursed by the Adviser (Note 3)	–	(246,076)	(1,943,903)	(4,616,460)	(901,191)
Shareholder servicing fees waived – Investment Class (Note 3)	(326,904)	(184,314)	(804,670)	(896,517)	(73,413)
Distribution fees waived – Investment Class (Note 3)	(210,473)	(73,725)	(321,868)	(358,607)	(29,365)

Net expenses	10,074,507	(102,686)	1,071,566	(2,054,568)	(270,226)

Net Investment Income (Loss)	18,724,845	–	26,071	–	–

Net realized gain (loss) allocated from Portfolio on investments	2,497	–	352	20,304	706

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,727,342	$–	$26,423	$20,304	$706

See accompanying notes to financial statements and financial statements of the Master Funds.

4

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$18,724,845	$28,786,736	$–	$–
Net realized gain (loss) on investments	2,497	198,661	–	–

Net increase in net assets from operations	18,727,342	28,985,397	–	–

Distributions to Shareholders from:
Net investment income
Premier Class	(17,590,968)	(26,599,363)	–	–
Class M Shares	(1,139,955)	(2,186,566)	–	–

Net realized gain on investments
Premier Class	–	–	–	–
Investment Class	–	–	–	–

Total distributions	(18,730,923)	(28,785,929)	–	–

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	167,944,098,470	353,923,706,878	461,945,203	865,899,893
Reinvestment of distributions	14,532,367	21,491,940	–	–
Shares redeemed	(171,155,918,751)	(345,862,628,800)	(459,916,708)	(899,893,422)

Net increase (decrease) from capital share transactions	(3,197,287,914)	8,082,570,018	2,028,495	(33,993,529)

Investment Class
Shares sold	889,782,198	4,696,526,177	95,098,210	400,229,896
Reinvestment of distributions	–	–	–	–
Shares redeemed	(1,270,625,232)	(4,982,772,495)	(151,845,011)	(421,014,069)

Net increase (decrease) from capital share transactions	(380,843,034)	(286,246,318)	(56,746,801)	(20,784,173)

Class M Shares
Shares sold	8,808,690,121	17,170,761,953	–	–
Reinvestment of distributions	1,139,955	2,186,586	–	–
Shares redeemed	(7,316,074,410)	(18,371,959,020)	–	–

Net increase (decrease) from capital share transactions	1,493,755,666	(1,199,010,481)	–	–

Net Increase (Decrease) in Net Assets	(2,084,378,863)	6,597,512,687	(54,718,306)	(54,777,702)
Net Assets
Beginning of period	40,286,006,481	33,688,493,794	253,244,853	308,022,555

End of period	$38,201,627,618	$40,286,006,481	$198,526,547	$253,244,853

Undistributed (Distributions in excess of) net investment income	$(5,271)	$807	$–	$–

Changes in Shares:
Premier Class
Shares sold	167,944,098,470	353,923,706,878	461,945,203	865,899,893
Reinvestment of distributions	14,532,367	21,491,940	–	–
Shares redeemed	(171,155,918,751)	(345,862,628,800)	(459,916,708)	(899,893,422)

Net increase (decrease) in shares	(3,197,287,914)	8,082,570,018	2,028,495	(33,993,529)

Investment Class
Shares sold	889,782,198	4,696,526,177	95,098,210	400,229,896
Reinvestment of distributions	–	–	–	–
Shares redeemed	(1,270,625,232)	(4,982,772,495)	(151,845,011)	(421,014,069)

Net increase (decrease) in shares	(380,843,034)	(286,246,318)	(56,746,801)	(20,784,173)

Class M Shares
Shares sold	8,808,690,121	17,170,761,953	–	–
Reinvestment of distributions	1,139,955	2,186,586	–	–
Shares redeemed	(7,316,074,410)	(18,371,959,020)	–	–

Net increase (decrease) in shares	1,493,755,666	(1,199,010,481)	–	–

See accompanying notes to financial statements and financial statements of the Master Funds.

5

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$26,071	$(43)	$–	$–
Net realized gain (loss) on investments	352	13,046	20,304	117,085

Net increase in net assets from operations	26,423	13,003	20,304	117,085

Distributions to Shareholders from:
Net investment income
Premier Class	–	–	–	–
Investment Class	–	–	–	–
Class G Shares	(26,071)	(43)	–	–

Net realized gain on investments
Premier Class	–	–	–	(115,556)
Investment Class	–	–	–	(10,904)

Total distributions	(26,071)	(43)	–	(126,460)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	20,133,779,312	35,021,325,932	18,049,341,942	31,975,975,514
Reinvestment of distributions	–	–	–	95,741
Shares redeemed	(21,180,356,888)	(31,247,787,167)	(17,031,791,263)	(35,586,824,951)

Net increase (decrease) from capital share transactions	(1,046,577,576)	3,773,538,765	1,017,550,679	(3,610,753,696)

Investment Class
Shares sold	1,951,875,562	3,966,547,545	683,266,097	1,670,573,898
Reinvestment of distributions	–	–	–	19
Shares redeemed	(1,926,470,208)	(4,042,310,684)	(794,896,121)	(2,336,534,788)

Net increase (decrease) from capital share transactions	25,405,354	(75,763,139)	(111,630,024)	(665,960,871)

Class G Shares
	1,411,374,710	1,626,172,411	–	–
Reinvestment of distributions	24,061	43	–	–
Shares redeemed	(1,416,805,327)	(753,838,442)	–	–

Net increase (decrease) from capital share transactions	(5,406,556)	872,334,012	–	–

Net Increase (Decrease) in Net Assets	(1,026,578,426)	4,570,122,598	905,940,959	(4,276,723,942)
Net Assets
Beginning of period	12,450,841,745	7,880,719,147	9,080,065,638	13,356,789,580

End of period	$11,424,263,319	$12,450,841,745	$9,986,006,597	$9,080,065,638

Undistributed (Distributions in excess of) net investment income	$–	$–	$–	$–

Changes in Shares:
Premier Class
Shares sold	20,133,779,312	35,021,325,932	18,049,341,942	31,975,975,514
Reinvestment of distributions	–	–	–	95,741
Shares redeemed	(21,180,356,888)	(31,247,787,167)	(17,031,791,263)	(35,586,824,951)

Net increase (decrease) in shares	(1,046,577,576)	3,773,538,765	1,017,550,679	(3,610,753,696)

Investment Class
Shares sold	1,951,875,562	3,966,547,545	683,266,097	1,670,573,898
Reinvestment of distributions	–	–	–	19
Shares redeemed	(1,926,470,208)	(4,042,310,684)	(794,896,121)	(2,336,534,788)

Net increase (decrease) in shares	25,405,354	(75,763,139)	(111,630,024)	(665,960,871)

Class G Shares
Shares sold	1,411,374,710	1,626,172,411	–	–
Reinvestment of distributions	24,061	43	–	–
Shares redeemed	(1,416,805,327)	(753,838,442)	–	–

Net increase (decrease) in shares	(5,406,556)	872,334,012	–	–

See accompanying notes to financial statements and financial statements of the Master Funds.

6

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$–	$4
Net realized gain (loss) on investments	706	–

Net increase in net assets from operations	706	4

Distributions to Shareholders from:
Net investment income
Premier Class	–	–
Investment Class	–	–

Net realized gain on investments
Institutional Class	–	–
Investment Class	–	–

Total distributions	–	–

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	7,152,415,352	13,323,353,168
Reinvestment of distributions	–	–
Shares redeemed	(7,924,287,556)	(13,311,990,338)

Net increase (decrease) from capital share transactions	(771,872,204)	11,362,830

Investment Class
Shares sold	134,251,163	412,002,624
Reinvestment of distributions	–	–
Shares redeemed	(163,163,431)	(410,670,896)

Net increase (decrease) from capital share transactions	(28,912,268)	1,331,728

Net Increase (Decrease) in Net Assets	(800,783,766)	12,694,562
Net Assets
Beginning of period	2,765,739,830	2,753,045,268

End of period	$1,964,956,064	$2,765,739,830

Undistributed (Distributions in excess of) net investment income	$38	$38

Changes in Shares:
Premier Class
Shares sold	7,152,415,390	13,323,353,168
Reinvestment of distributions	–	–
Shares redeemed	(7,924,287,556)	(13,311,990,338)

Net increase (decrease) in shares	(771,872,166)	11,362,830

Investment Class
Shares sold	134,251,163	412,002,624
Reinvestment of distributions	–	–
Shares redeemed	(163,163,431)	(410,670,896)

Net increase (decrease) in shares	(28,912,268)	1,331,728

See accompanying notes to financial statements and financial statements of the Master Funds.

7

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Premier Class
2015*	$1.0000	$0.0002		$0.0003		$0.0005		$(0.0005)		$–		$(0.0005)
2014	$1.0000	$0.0008		$(0.0001)		$0.0007		$(0.0007)		$–		$(0.0007)
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
Investment Class
2015*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$0.0000	(d)
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
Class M
2015*	$1.0000	$0.0005		$0.0001		$0.0006		$(0.0006)		$–		$(0.0006)
2014	$1.0000	$0.0009		$0.0000	(d)	$0.0009		$(0.0009)		$–		$(0.0009)
2013	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Tax Free Money Market Fund
Premier Class
2015*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
Investment Class
2015*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

*	For the six months ended June 30, 2015 (Unaudited).

**	Annualized.

See accompanying notes to financial statements and financial statements of the Master Funds.

8

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)								Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Premier Class
2015*	$1.0000	0.05%		0.12%**	0.12%**	0.10	%**	–		$34,735,490
2014	$1.0000	0.07%		0.12%	0.12%	0.07%		–		$37,932,781
2013	$1.0000	0.10%		0.12%	0.12%	0.10%		–		$29,850,029
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%	0.12%	0.20%		0.00	%(e)	$25,211,488
Investment Class
2015*	$1.0000	0.00%		0.22%**	0.10%**	0.00	%**	0.12	%**	$346,067
2014	$1.0000	0.00%		0.47%	0.19%	0.00%		0.28%		$726,910
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%		$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%		$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%		$905,604
Class M
2015*	$1.0000	0.06%		0.08%**	0.08%**	0.10	%**	–		$3,120,071
2014	$1.0000	0.09%		0.10%	0.10%	0.09%		–		$1,626,315
2013	$1.0000	0.12%		0.10%	0.10%	0.12%		–		$2,825,313
2012	$1.0000	0.22%		0.10%	0.10%	0.22%		–		$1,897,611
2011(f)	$1.0000	0.01%		0.10%**	0.10%**	0.17	%**	–		$2,012,117
Tax Free Money Market Fund
Premier Class
2015*	$1.0000	0.00%		0.23%**	0.03%**	0.00	%**	0.20	%**	$87,194
2014	$1.0000	0.00	%(e)	0.21%	0.04%	0.00%		0.17%		$85,166
2013	$1.0000	0.00	%(e)	0.20%	0.07%	0.00%		0.13%		$119,159
2012	$1.0000	0.00	%(e)	0.20%	0.12%	0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%	0.12%	0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%	0.17%	0.07%		0.00	%(e)	$114,404
Investment Class
2015*	$1.0000	0.00%		0.58%**	0.03%**	0.00	%**	0.55	%**	$111,332
2014	$1.0000	0.00	%(e)	0.56%	0.04%	0.00%		0.52%		$168,079
2013	$1.0000	0.00	%(e)	0.55%	0.07%	0.00%		0.48%		$188,863
2012	$1.0000	0.00	%(e)	0.56%	0.12%	0.00	%(e)	0.44%		$368,245
2011	$1.0000	0.00	%(e)	0.54%	0.15%	0.00	%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(e)	0.28%		$290,874

See accompanying notes to financial statements and financial statements of the Master Funds.

9

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
U.S. Government Money Market Fund
Premier Class
2015*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$0.0000	(d)
2014	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–		$–		$–
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
Investment Class
2015*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$(0.0000	)(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0000	)(d)	$–		$0.0000	(d)
Class G
2015*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2014(g)	$1.0000	$0.0000		$0.0000		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
Treasury Money Market Fund
Premier Class
2015*	$1.0000	$0.0000		$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000		$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$0.0000	(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$0.0000	(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$0.0000	(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
Investment Class
2015*	$1.0000	$0.0000		$0.0000		$0.0000		$–		$–		$–
2014	$1.0000	$(0.0010)		$0.0010		$0.0000		$–		$(0.0000	)(d)	$0.0000	(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$0.0000	(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$0.0000	(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$0.0000	(d)
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$0.0000	(d)
Treasury Plus Money Market Fund
Premier Class
2015*	$1.0000	$–		$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$0.0000	(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$0.0000	(d)	$0.0004		$(0.0004)		$–		$(0.0004)
Investment Class
2015*	$1.0000	$–		$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$0.0000	(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

(g)	The Fund’s Class G Shares commenced operations on October 5, 2014.

*	For the six months ended June 30, 2015 (Unaudited).

**	Annualized.

See accompanying notes to financial statements and financial statements of the Master Funds.

10

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
U.S. Government Money Market Fund
Premier Class
2015*	$1.0000	0.00%		0.12%**	0.08%**	0.00	%**	0.04%**	$9,916,223
2014	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$10,962,800
2013	$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%	$7,189,250
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%	$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%	$5,139,795
2010	$1.0000	0.07%		0.13%	0.12%	0.07%		0.01%	$4,430,327
Investment Class
2015*	$1.0000	0.00%		0.47%**	0.08%**	0.00	%**	0.39%**	$641,112
2014	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$615,706
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00%		0.37%	$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%	$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%	$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%	$479,133
Class G
2015*	$1.0000	0.00%		0.08%**	0.08%**	0.01	%**	0.00%**	$866,928
2014	$1.0000	0.00	%(e)	0.09%**	0.08%**	0.00	%**	0.01%**	$872,335
Treasury Money Market Fund
Premier Class
2015*	$1.0000	0.00%		0.12%**	0.02%**	0.00	%**	0.10%**	$9,356,387
2014	$1.0000	0.00	%(e)	0.12%	0.04%	0.00	%(e)	0.08%	$8,338,818
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
Investment Class
2015*	$1.0000	0.00%		0.47%**	0.02%**	0.00	%**	0.45%**	$629,619
2014	$1.0000	0.00%		0.47%	0.05%	0.00%		0.42%	$741,248
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
Treasury Plus Money Market Fund
Premier Class
2015*	$1.0000	0.00%		0.13%**	0.05%**	0.00	%(e)	0.08%**	$1,919,088
2014	$1.0000	0.00	%(e)	0.13%	0.05%	0.00	%(e)	0.08%	$2,690,959
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
Investment Class
2015*	$1.0000	0.00%		0.48%**	0.05%**	0.00	%(e)	0.43%**	$45,868
2014	$1.0000	0.00	%(e)	0.48%	0.05%	0.00%		0.43%	$74,781
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00%		0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577

See accompanying notes to financial statements and financial statements of the Master Funds.

11

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series (the “Funds”) and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class Service Class Institutional Class Investment Class Investor Class	Not commenced December 15, 2011 August 12, 2004 Not commenced Not commenced October 15, 2007 Not commenced
State Street Institutional Tax Free Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 12, 2007 Not commenced February 7, 2007 Not commenced
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced October 5, 2014 Not commenced October 17, 2007 Not commenced October 25, 2007 Not commenced
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 25, 2007 Not commenced October 25, 2007 Not commenced
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class Institutional Class Investor Class Administration Class	Not commenced October 24, 2007 October 24, 2007 Not commenced Not commenced Not commenced

Certain Funds are part of a master-feeder investment structure and invest all of their investable assets in interests of their respective master portfolio (each a “Portfolio,” collectively “Portfolios”) as reflected in

12

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

the table below. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedule of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Feeder Fund	% Investment in Master	Master Fund
State Street Institutional Liquid Reserves Fund	98.82%	State Street Money Market Portfolio*
State Street Institutional Tax Free Money Market Fund	100.00%	State Street Tax Free Money Market Portfolio*
State Street Institutional U.S. Government Money Market Fund	93.91%	State Street U.S. Government Money Market Portfolio*
State Street Institutional Treasury Money Market Fund	93.61%	State Street Treasury Money Market Portfolio*
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Money Market Funds”). It is the policy of the Money Market Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Money Market Funds will be able to maintain a stable net asset value per share.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Recent Regulatory Action

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and

13

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to policies and procedures developed by the Committee and approved by the Board of Trustees of the Trust (the “Board”). The Oversight Committee (the “Committee”) provides oversight of the valuation of investments for the Funds. The summary of the inputs used for each Portfolio, as of June 30, 2015, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Dividends from net investment income are declared daily and are payable as of the last business day of each month. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Expenses – Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

14

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Funds have reviewed the tax positions for the open tax years as of December 31, 2014 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Related Party and Other Fees

The Portfolios retained SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSGA FM has contractually agreed to waive a portion of its management fee allocated from its respective Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”), State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Fund (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Premier Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2016. For the six months ended June 30, 2015, SSGA FM did not reimburse or waive any amounts under this agreement.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2015, SSGA FM voluntarily waived the following:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$–
State Street Institutional Tax Free Money Market Fund	246,076
State Street Institutional U.S. Government Money Market Fund	1,943,903
State Street Institutional Treasury Money Market Fund	4,616,460
State Street Institutional Treasury Plus Money Market Fund	901,191

15

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Effective October 1, 2012, the Trust implemented the terms of its Reimbursement Agreement with SSGA FM, dated September 20, 2012. Under the terms of the Reimbursement Agreement an applicable Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2015, SSGA FM has not recouped any expenses from the Funds. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
12/31/2015	$–	$83,658	$–	$269,793	$–
12/31/2016	$–	$418,224	$1,976,248	$6,058,938	$1,004,830
12/31/2017	$–	$490,278	$4,726,293	$7,917,168	$1,802,611
12/31/2018	$–	$246,076	$1,943,903	$4,616,460	$901,152

Pursuant to the administration agreement, each Fund, except ILR Class M Shares and U.S. Government Money Market Fund Class G Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSGA FM. ILR Class M Shares and U.S. Government Money Market Fund Class G Shares pay at an annual rate of 0.03% and 0.01% of its net assets accrued daily to SSGA FM. During the six months ended June 30, 2015, ILR and U.S. Government Money Market Fund incurred the following administration fees:

Fund	Liquid Reserves Fund	U.S. Government Money Market Fund
Premier Class	$9,208,496	$2,651,535
Investment Class	$105,236	$160,934
Class M	$294,376	$–
Class G	$–	$45,274

The Funds pay State Street an annual fee of $12,600 for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays an annual fee for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders.

16

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the six months ended June 30, 2015, the Funds did not make any payments to SSGM under the Rule 12b-1 Plan.

During the six months ended June 30, 2015, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$210,473
State Street Institutional Tax Free Money Market Fund	73,725
State Street Institutional U.S. Government Money Market Fund	321,868
State Street Institutional Treasury Money Market Fund	358,607
State Street Institutional Treasury Plus Money Market Fund	29,365

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the six months ended June 30, 2015, SSGM did not make any payments to WMS.

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the six months ended June 30, 2015, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$199,277
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

17

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

During the six months ended June 30, 2015, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$326,904
State Street Institutional Tax Free Money Market Fund	184,314
State Street Institutional U.S. Government Money Market Fund	804,670
State Street Institutional Treasury Money Market Fund	896,517
State Street Institutional Treasury Plus Money Market Fund	73,413

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the six months ended June 30, 2015, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$266,319
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	158,464
State Street Institutional Treasury Money Market Fund	14,950
State Street Institutional Treasury Plus Money Market Fund	1,482

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust pays a fixed allocation of $15,000 per Fund. Each Fund is also impacted by Trustees’ Fees accrued by its respective Portfolio. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

18

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

5.	Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

6.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

19

State Street Institutional Investment Trust

Other Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2015

Premier Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.50	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.15

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.40

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.10

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

20

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Premier Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.20	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.65	$0.15

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.40	$0.40

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.70	$0.10

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.55	$0.25

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Premier Class Shares’ annualized average weighted expense ratio as of June 30, 2015, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.12%
Tax Free Money Market Fund	0.03%
U.S. Government Money Market Fund	0.08%
Treasury Money Market Fund	0.02%
Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2015

Investment Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

Liquid Reserves Fund	$1,000.00	$1,000.00	$0.50

Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.15

U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.40

Treasury Money Market Fund	$1,000.00	$1,000.00	$0.10

Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

21

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Investment Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Liquid Reserves Fund	$1,000.00	$1,024.30	$0.50

Tax Free Money Market Fund	$1,000.00	$1,024.65	$0.15

U.S. Government Money Market Fund	$1,000.00	$1,024.40	$0.40

Treasury Money Market Fund	$1,000.00	$1,024.70	$0.10

Treasury Plus Money Market Fund	$1,000.00	$1,024.55	$0.25

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized average weighted expense ratio as of June 30, 2015, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.10%
Tax Free Money Market Fund	0.03%
U.S. Government Money Market Fund	0.08%
Treasury Money Market Fund	0.02%
Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/165 (the most recent six month period).

Six Months Ended June 30, 2015

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.60	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended June 30, 2015 was 0.08%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

22

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Six Months Ended June 30, 2015

State Street Institutional U.S. Government Money Market Fund Class G Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended June 30, 2015 was 0.08%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

23

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

24

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

•

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

25

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

26

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board also considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014 by evaluating the performance of the Fund’s feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Institutional Tax Free Money Market Fund. The Board considered that: (a) the Fund underperformed the median of its Performance Group and its Lipper Index for the 1-, 3- and 5- year periods; and (b) the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and equaled the median of its Performance Universe for the 5- year period. The Board took into account management’s discussion of the Fund’s performance.

27

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period and equaled the medians of its Performance Group and Performance Universe and its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional U.S. Government Money Market Fund. The Board considered that: (a) the Fund underperformed the median of its Performance Group and its Lipper Index for the 1-year period and equaled the median of its Performance Group and its Lipper Index for the 3- and 5-year periods; and (b) the Fund underperformed the median of its Performance Universe for the 1-year period, equaled the median of its Performance Universe for the 3-year period and outperformed the median of its Performance Universe for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Institutional Tax Free Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its

28

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussions of the Fund’s expenses.

State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

29

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Advisory Agreement Renewal — (continued)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

30

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Public Registered Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2015

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in State Street Equity 500 Index Portfolio (39,887,626 shares), at market value (identified cost $399,593,115)	$425,999,843
Receivable for Fund shares sold	1,047,496
Receivable from Adviser (Note 4)	100,976
Prepaid expenses and other assets	56,685

Total assets	427,205,000

Liabilities
Payable for investments purchased	962,051
Payable for Fund shares repurchased	1,680
Due to custodian	83,531
Administration fees payable (Note 4)	156,346
Custody fees payable (Note 4)	11,149
Distribution fees payable (Note 4)	84,378
Insurance expense payable	16,908
Registration and filing fees payable	71,363
Trustees’ fees payable	3,750
Transfer agent fees payable	17,508
Professional fees payable	13,930
Shareholder servicing fee payable (Note 4)	167

Total liabilities	1,422,761

Net Assets	$425,782,239

Net Assets Consist of:
Paid-in capital	$404,961,553
Distribution in excess of net investment income	(605,095)
Accumulated net realized loss	(4,980,947)
Net unrealized appreciation on investments and futures	26,406,728

Net Assets	$425,782,239

See Notes to Financial Statements.

1

State Street Equity 500 Index Fund

Statement of Assets and Liabilities — (continued)

June 30, 2015 (Unaudited)

Net Assets
Administrative Shares	$251,152,795

Service Shares	$131,291,897

Class R	$42,891,655

Class A	$60,818

Class K	$51,347

Class I	$333,727

Shares of Beneficial Interest Outstanding
Administrative Shares	14,384,461

Service Shares	7,531,111

Class R	2,463,668

Class A	3,488

Class K	2,941

Class I	19,100

Offering, Net Asset Value, and Redemption Price Per Share
Administrative Shares	$17.46

Service Shares	$17.43

Class R	$17.41

Class K	$17.46

Class I	$17.47

Net Asset Value and Redemption Price Per Share
Class A	$17.44

Maximum Sales Charge
Class A	5.25%

Maximum Offering Price Per Share
Class A	$18.41

See Notes to Financial Statements.

2

State Street Equity 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Income
Dividend income from corresponding Portfolio (Note 2)	$–
Expenses
Management fees (Note 4)	42,371
Administration fees (Note 4)	105,928
Custody and accounting fees (Note 4)	6,248
Distribution fees (Note 4)
Administrative Shares	188,143
Service Shares	162,636
Class R Shares	127,553
Class A Shares	73
Registration and filing fees	42,273
Professional fees	11,836
Transfer agent fees (Note 4)	27,273
Printing fees	49,355
Insurance fees	5,606
Miscellaneous fees	7,612

Total expenses	776,907
Less: Expenses reimbursed by the Adviser (Note 4)	(171,812)

Net expenses	605,095

Net Investment Loss	$(605,095)

Realized and Unrealized Gain
Net realized gain	14,610
Change in net unrealized appreciation (depreciation) on investments in corresponding Portfolio
Investments in corresponding Portfolio	5,208,078

Net realized and unrealized gain	5,222,688

Net Increase in Net Assets Resulting from Operations	$4,617,593

See Notes to Financial Statements.

3

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014*
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$(605,095)	$6,663,914
Net realized gain (loss) on investments and futures	14,610	4,872,412
Change in net unrealized appreciation on investments and futures	5,208,078	36,952,352

Net increase in net assets from operations	4,617,593	48,488,678

Distributions to Shareholders from:
Net investment income
Administrative Shares	–	(4,368,794)
Service Shares	–	(2,087,460)
Class R Shares	–	(543,044)
Class A	–	(853)
Class K	–	(920)
Class I	–	(890)

Total distributions	–	(7,001,961)

Net Increase (Decrease) from Fund Share Transactions:
Administrative Shares
Shares sold	11,331,517	24,425,275
Reinvestment of distributions	–	4,368,794
Shares redeemed	(11,189,757)	(36,318,004)

Net increase (decrease) from Fund share transactions	141,760	(7,523,935)

Service Shares
Shares sold	8,617,033	21,364,651
Reinvestment of distributions	–	2,087,460
Shares redeemed	(5,134,329)	(34,078,747)

Net increase (decrease) from Fund share transactions	3,482,704	(10,626,636)

Class R
Shares sold	4,835,288	8,619,272
Reinvestment of distributions	–	543,044
Shares redeemed	(3,481,669)	(4,524,963)

Net increase from Fund share transactions	1,353,619	4,637,353

Class A Shares
Shares sold	9,470	50,000

Class K Shares
Shares sold	–	50,000

Class I Shares
Shares sold	284,008	50,000

Net increase (decrease) in net assets from share transactions	5,271,561	(13,363,218)
Net Increase in Net Assets	9,889,154	28,123,499
Net Assets
Beginning of period	415,893,085	387,769,586

End of period	$425,782,239	$415,893,085

Net investment loss	$(605,095)	$–

See Notes to Financial Statements.

4

State Street Equity 500 Index Fund

Statements of Changes in Net Assets — (continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014*
Changes in Shares:
Administrative Shares
Shares sold	648,525	1,493,957
Reinvestment of distributions	–	250,217
Shares redeemed	(636,438)	(2,229,714)

Net increase (decrease) in shares	12,087	(485,540)

Service Shares
Shares sold	495,295	1,305,903
Reinvestment of distributions	–	119,694
Shares redeemed	(292,385)	(2,161,357)

Net increase (decrease) in shares	202,910	(735,760)

Class R Shares
Shares sold	278,510	529,045
Reinvestment of distributions	–	31,120
Shares redeemed	(199,361)	(276,992)

Net increase in shares	79,149	283,173

Class A
Net increase in shares	547	2,941

Class K
Net increase in shares	–	2,941

Class I
Shares sold	16,159	2,941

*	Effective August 11, 2014, the Fund invests substantially all of its investable assets in State Street Equity 500 Index II Portfolio (Note 1).

See Notes to Financial Statements.

5

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14(a)		Year Ended 12/31/13(a)		Year Ended 12/31/12(a)		Year Ended 12/31/11(a)		Year Ended 12/31/10(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.27		$15.50		$11.94		$10.51		$10.52		$9.31

Investment Operations:
Net investment income (loss)(b)	(0.02)		0.29		0.26		0.24		0.20		0.17
Net realized and unrealized gain (loss) on investments	0.21		1.79		3.56		1.42		(0.01)		1.21

Total from investment operations	0.19		2.08		3.82		1.66		0.19		1.38

Less Distributions From:
Net investment income	–		(0.31)		(0.26)		(0.23)		(0.20)		(0.17)

Net increase (decrease) in net assets	0.19		1.77		3.56		1.43		(0.01)		1.21

Net Asset Value, End of Period	$17.46		$17.27		$15.50		$11.94		$10.51		$10.52

Total Return(c)	1.10%		13.41%		31.97%		15.84%		1.79%		14.81%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$251,153		$248,180		$230,330		$185,918		$161,813		$165,883
Ratios to average net assets:(a)
Gross expenses	0.291	%(h)	0.300	%(d)	0.245%		0.245%		0.245%		0.245%
Net expenses	0.210	%(h)	0.231	%(d)	0.245%		0.245%		0.245%		0.245%
Net investment income (loss)	(0.210	)%(h)	1.78%		1.84%		2.06%		1.83%		1.79%
Portfolio turnover rate	1	%(i)(g)	4	%(e)	4	%(f)	9	%(f)	15	%(f)	12	%(f)

(a)	Prior to August 11, 2014, the per shares amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Annualized.

(i)	Not annualized.

See Notes to Financial Statements.

6

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$17.25		$15.49		$11.92		$10.50		$10.51		$9.30

Investment Operations:
Net investment income (loss)(b)	(0.03)		0.28		0.24		0.23		0.19		0.16
Net realized and unrealized gain (loss) on investments	0.21		1.77		3.57		1.41		(0.01)		1.21

Total from investment operations	0.18		2.05		3.81		1.64		0.18		1.37

Less Distributions From:
Net investment income	–		(0.29)		(0.24)		(0.22)		(0.19)		(0.16)

Net increase (decrease) in net assets	0.18		1.76		3.57		1.42		(0.01)		1.21

Net Asset Value, End of Period	$17.43		$17.25		$15.49		$11.92		$10.50		$10.51

Total Return(c)	1.04%		13.24%		31.97%		15.64%		1.69%		14.71%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$131,292		$126,412		$124,885		$88,416		$77,600		$78,203
Ratios to average net assets:
Gross expenses	0.391	%(h)	0.401	%(d)	0.345%		0.345%		0.345%		0.345%
Net expenses	0.310	%(h)	0.331	%(d)	0.345%		0.345%		0.345%		0.345%
Net investment income (loss)	(0.310	)%(h)	1.73%		1.74%		1.96%		1.74%		1.69%
Portfolio turnover rate	1	%(h)(g)	4	%(e)	4	%(f)	9	%(f)	15	%(f)	12	%(f)

(a)	Prior to August 11, 2014, the per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Annualized.

(i)	Not annualized.

See Notes to Financial Statements.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$17.26		$15.49		$11.93		$10.51		$10.51		$9.30

Investment Operations:
Net investment income (loss)(b)	(0.06)		0.22		0.19		0.19		0.15		0.13
Net realized and unrealized gain on investments	0.21		1.78		3.56		1.41		–		1.20

Total from investment operations	0.15		2.00		3.75		1.60		0.15		1.33

Less Distributions From:
Net investment income	–		(0.23)		(0.19)		(0.18)		(0.15)		(0.12)

Net increase in net assets	0.15		1.77		3.56		1.42		0.00		1.21

Net Asset Value, End of Period	$17.41		$17.26		$15.49		$11.93		$10.51		$10.51

Total Return(c)	0.87%		12.91%		31.40%		15.22%		1.42%		14.31%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$42,892		$41,148		$32,555		$21,954		$16,363		$13,862
Ratios to average net assets:(a)
Gross expenses	0.741	%(h)	0.754	%(d)	0.695%		0.695%		0.695%		0.695%
Net Expenses	0.660	%(h)	0.680	%(d)	0.695%		0.695%		0.695%		0.695%
Net investment income (loss)	(0.660	)%(h)	1.37%		1.40%		1.62%		1.40%		1.35%
Portfolio turnover rate	1	%(i)(g)	4	%(e)	4	%(f)	9	%(f)	15	%(f)	12	%(f)

(a)	Prior to August 11, 2014, the per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Annualized.

(i)	Not annualized.

See Notes to Financial Statements.

8

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.27		$17.00

Investment Operations:
Net investment income (loss)(b)	(0.04)		0.11
Net realized and unrealized gain on investments	0.21		0.45

Total from investment operations	0.17		0.56

Less Distributions From:
Net investment income	–		(0.29)

Net increase in net assets	0.17		0.27

Net Asset Value, End of Period	$17.44		$17.27

Total Return(c)	0.98%		3.28%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$61		$51
Ratios to average net assets:
Gross expenses	0.585	%(g)	0.700	%(d)(g)
Net expenses	0.510	%(g)	0.507	%(d)(g)
Net investment income (loss)	(0.510	)%(g)	2.32	%(g)
Portfolio turnover rate	1	%(f)(h)	4	%(e)(h)

(a)	The Fund’s Class A Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Annualized.

(h)	Not annualized.

See Notes to Financial Statements.

9

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout the period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$17.27		$17.00

Investment Operations:
Net investment income (loss)(b)	(0.01)		0.14
Net realized and unrealized gain on investments	0.20		0.44

Total from investment operations	0.19		0.58

Less Distributions From:
Net investment income	–		(0.31)

Net increase in net assets	0.19		0.27

Net Asset Value, End of Year	$17.46		$17.27

Total Return(c)	1.16%		3.41%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$51		$51
Ratios to average net assets:
Gross expenses	0.145	%(g)	0.272	%(d)(g)
Net expenses	0.061	%(g)	0.057	%(d)(g)
Net investment income (loss)	(0.061	)%(g)	2.78	%(g)
Portfolio turnover rate	1	%(f)(h)	4	%(e)(h)

(a)	The Fund’s Class K Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Annualized.

(h)	Not annualized.

See Notes to Financial Statements.

10

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	Six Months Ended 6/30/15 (Unaudited)		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$17.27		$17.00

Investment Operations:
Net investment income (loss)(b)	(0.02)		0.13
Net realized and unrealized gain on investments	0.22		0.44

Total from investment operations	0.20		0.57

Less Distributions From:
Net investment income	–		(0.30)

Net increase in net assets	0.20		0.27

Net Asset Value, End of Year	$17.47		$17.27

Total Return(c)	1.10%		3.35%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$334		$51
Ratios to average net assets:
Gross expenses	0.340	%(g)	0.450	%(d)(g)
Net expenses	0.257	%(g)	0.258	%(d)(g)
Net investment income (loss)	(0.257	)%(g)	2.57	%(g)
Portfolio turnover rate	1	%(f)(h)	4	%(e)(h)

(a)	The Fund’s Class I Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Annualized.

(h)	Not annualized.

See Notes to Financial Statements.

11

State Street Equity 500 Index II Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Common Stocks	97.3%
Money Market Funds	2.5
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
Information Technology	19.2%
Financials	16.1
Health Care	15.0
Consumer Discretionary	12.4
Industrials	9.8
Total	72.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

12

State Street Equity 500 Index II Portfolio

Portfolio of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.3%
Consumer Discretionary – 12.4%
Amazon.com, Inc.(a)	9,890	$4,293,150
AutoNation, Inc.(a)	1,894	119,284
AutoZone, Inc.(a)	876	584,204
Bed Bath & Beyond, Inc.(a)	4,415	304,547
Best Buy Co., Inc.	8,006	261,076
BorgWarner, Inc.	6,077	345,417
Cablevision Systems Corp. Class A	4,788	114,625
CarMax, Inc.(a)	5,403	357,733
Carnival Corp.	11,901	587,790
CBS Corp. Class B	12,242	679,431
Chipotle Mexican Grill, Inc.(a)	786	475,522
Coach, Inc.	7,528	260,544
Comcast Corp. Class A	65,983	3,968,218
D.R. Horton, Inc.	7,797	213,326
Darden Restaurants, Inc.	3,271	232,503
Delphi Automotive PLC	7,719	656,810
DIRECTV(a)	12,902	1,197,177
Discovery Communications, Inc. Class A(a)	3,303	109,858
Discovery Communications, Inc. Class C(a)	7,003	217,653
Dollar General Corp.	8,013	622,931
Dollar Tree, Inc.(a)	5,507	434,998
Expedia, Inc.	2,334	255,223
Family Dollar Stores, Inc.	2,493	196,473
Ford Motor Co.	102,838	1,543,598
Fossil Group, Inc.(a)	983	68,181
GameStop Corp. Class A	2,622	112,641
Gannett Co., Inc.(a)	2,661	37,227
Gap, Inc.	7,434	283,756
Garmin Ltd.	2,640	115,975
General Motors Co.	34,723	1,157,318
Genuine Parts Co.	4,089	366,088
Goodyear Tire & Rubber Co.	6,344	191,272
H&R Block, Inc.	7,664	227,238
Hanesbrands, Inc.	10,200	339,864
Harley-Davidson, Inc.	5,816	327,732
Harman International Industries, Inc.	1,616	192,207
Hasbro, Inc.	3,197	239,104
Home Depot, Inc.	34,002	3,778,642
Interpublic Group of Cos., Inc.	9,666	186,264
Johnson Controls, Inc.	17,280	855,878
Kohl’s Corp.	5,445	340,911
L Brands, Inc.	6,421	550,472
Leggett & Platt, Inc.	3,254	158,405
Lennar Corp. Class A	4,106	209,570
Lowe’s Cos., Inc.	24,850	1,664,204
Macy’s, Inc.	9,062	611,413
Marriott International, Inc. Class A	5,653	420,527
Mattel, Inc.	9,633	247,472
McDonald’s Corp.	24,810	2,358,687
Michael Kors Holdings, Ltd.(a)	5,514	232,084
Mohawk Industries, Inc.(a)	1,731	330,448
Netflix, Inc.(a)	1,572	1,032,710
Newell Rubbermaid, Inc.	7,542	310,052
News Corp. Class A(a)	10,788	157,397
NIKE, Inc. Class B	18,153	1,960,887
Nordstrom, Inc.	3,877	288,836
O’Reilly Automotive, Inc.(a)	2,680	605,626
Omnicom Group, Inc.	6,591	458,009
Priceline Group, Inc.(a)	1,340	1,542,836
PulteGroup, Inc.	7,362	148,344
PVH Corp.	2,349	270,605
Ralph Lauren Corp.	1,479	195,760
Ross Stores, Inc.	11,256	547,154
Royal Caribbean Cruises, Ltd.	4,600	361,974
Scripps Networks Interactive, Inc. Class A	2,372	155,058
Staples, Inc.	14,799	226,573
Starbucks Corp.	38,930	2,087,232
Starwood Hotels & Resorts Worldwide, Inc.	4,203	340,821
Target Corp.	16,372	1,336,446
TEGNA, Inc.	5,322	170,677
Tiffany & Co.	3,199	293,668
Time Warner Cable, Inc.	7,197	1,282,289
Time Warner, Inc.	21,411	1,871,535
TJX Cos., Inc.	17,737	1,173,657
Tractor Supply Co.	3,726	335,116
TripAdvisor, Inc.(a)	3,142	273,794
Twenty-First Century Fox, Inc. Class A	47,500	1,545,887
Under Armour, Inc. Class A(a)	4,324	360,795
Urban Outfitters, Inc.(a)	2,461	86,135
V.F. Corp.	9,044	630,729
Viacom, Inc. Class B	9,681	625,780
Walt Disney Co.	40,652	4,640,019
Whirlpool Corp.	1,902	329,141
Wyndham Worldwide Corp.	3,353	274,644
Wynn Resorts, Ltd.	1,841	181,651
Yum! Brands, Inc.	11,302	1,018,084

		60,755,592

Consumer Staples – 9.2%
Altria Group, Inc.	51,529	2,520,283
Archer-Daniels-Midland Co.	16,732	806,817
Brown-Forman Corp. Class B	4,221	422,860
Campbell Soup Co.	5,082	242,157
Clorox Co.	3,164	329,119
Coca-Cola Co.	101,900	3,997,537
Coca-Cola Enterprises, Inc.	4,988	216,679
Colgate-Palmolive Co.	21,923	1,433,984
ConAgra Foods, Inc.	10,324	451,365
Constellation Brands, Inc. Class A	4,450	516,289
Costco Wholesale Corp.	11,555	1,560,618
CVS Health Corp.	29,105	3,052,532
Dr. Pepper Snapple Group, Inc.	5,297	386,151
Estee Lauder Cos., Inc. Class A	5,941	514,847
General Mills, Inc.	15,642	871,572
Hershey Co.	3,967	352,389
Hormel Foods Corp.	3,851	217,081
J.M. Smucker Co.	2,305	249,885
Kellogg Co.	6,728	421,846
Keurig Green Mountain, Inc.	3,211	246,059
Kimberly-Clark Corp.	9,627	1,020,173
Kraft Foods Group, Inc.	15,218	1,295,661
Kroger Co.	12,721	922,400
McCormick & Co., Inc.	3,592	290,772
Mead Johnson Nutrition Co.	5,450	491,699
Molson Coors Brewing Co. Class B	4,453	310,864
Mondelez International, Inc. Class A	43,015	1,769,637
Monster Beverage Corp.(a)	3,853	516,379

See Notes to Financial Statements.

13

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
PepsiCo, Inc.	38,716	$3,613,752
Philip Morris International, Inc.	40,212	3,223,796
Procter & Gamble Co.	70,758	5,536,106
Reynolds American, Inc.	10,854	810,394
Sysco Corp.	15,474	558,611
Tyson Foods, Inc. Class A	8,144	347,179
Wal-Mart Stores, Inc.	41,003	2,908,343
Walgreens Boots Alliance, Inc.	22,705	1,917,210
Whole Foods Market, Inc.	9,479	373,852

		44,716,898

Energy – 7.6%
Anadarko Petroleum Corp.	13,082	1,021,181
Apache Corp.	9,855	567,944
Baker Hughes, Inc.	11,279	695,914
Cabot Oil & Gas Corp.	11,278	355,708
Cameron International Corp.(a)	4,533	237,393
Chesapeake Energy Corp.	14,988	167,416
Chevron Corp.	48,712	4,699,247
Cimarex Energy Co.	2,458	271,142
ConocoPhillips	31,927	1,960,637
Consol Energy, Inc.	5,000	108,700
Devon Energy Corp.	10,101	600,908
Diamond Offshore Drilling, Inc.	1,546	39,902
Ensco PLC Class A	5,111	113,822
EOG Resources, Inc.	14,071	1,231,916
EQT Corp.	4,157	338,130
Exxon Mobil Corp.	108,975	9,066,720
FMC Technologies, Inc.(a)	6,591	273,461
Halliburton Co.	21,967	946,119
Helmerich & Payne, Inc.	3,126	220,133
Hess Corp.	6,757	451,908
Kinder Morgan, Inc.	45,250	1,737,147
Marathon Oil Corp.	17,488	464,132
Marathon Petroleum Corp.	14,574	762,366
Murphy Oil Corp.	3,879	161,250
National Oilwell Varco, Inc.	11,016	531,852
Newfield Exploration Co.(a)	4,215	152,246
Noble Corp. PLC	5,904	90,863
Noble Energy, Inc.	10,225	436,403
Occidental Petroleum Corp.	19,809	1,540,546
ONEOK, Inc.	5,796	228,826
Phillips 66	14,273	1,149,833
Pioneer Natural Resources Co.	3,876	537,562
Range Resources Corp.	3,859	190,557
Schlumberger, Ltd.	32,786	2,825,825
Southwestern Energy Co.(a)	10,456	237,665
Spectra Energy Corp.	17,557	572,358
Tesoro Corp.	3,016	254,581
Transocean, Ltd.	7,410	119,449
Valero Energy Corp.	13,523	846,540
Williams Cos., Inc.	17,458	1,001,915

		37,210,217

Financials – 16.1%
ACE, Ltd.	8,533	867,635
Affiliated Managers Group, Inc.(a)	1,524	333,146
Aflac, Inc.	11,753	731,037
Allstate Corp.	10,939	709,613
American Express Co.	22,712	1,765,177
American International Group, Inc.	34,801	2,151,398
American Tower Corp. REIT	10,918	1,018,540
Ameriprise Financial, Inc.	4,844	605,161
Aon PLC	7,465	744,111
Apartment Investment & Management Co. Class A REIT	4,087	150,933
Assurant, Inc.	1,685	112,895
AvalonBay Communities, Inc. REIT	3,469	554,589
Bank of America Corp.	273,305	4,651,651
Bank of New York Mellon Corp.	28,994	1,216,878
BB&T Corp.	18,831	759,078
Berkshire Hathaway, Inc. Class B(a)	47,484	6,463,047
BlackRock, Inc.	3,316	1,147,270
Boston Properties, Inc. REIT	4,046	489,728
Capital One Financial Corp.	14,295	1,257,531
CBRE Group, Inc.(a)	7,867	291,079
Charles Schwab Corp.	29,804	973,101
Chubb Corp.	6,179	587,870
Cincinnati Financial Corp.	4,209	211,208
Citigroup, Inc.	79,127	4,370,975
CME Group, Inc.	8,263	768,955
Comerica, Inc.	4,627	237,458
Crown Castle International Corp. REIT	8,658	695,237
Discover Financial Services	11,828	681,529
E*TRADE Financial Corp.(a)	8,242	246,848
Equity Residential REIT	9,419	660,931
Essex Property Trust, Inc. REIT	1,745	370,812
Fifth Third Bancorp	22,262	463,495
Franklin Resources, Inc.	10,589	519,179
General Growth Properties, Inc. REIT	17,158	440,274
Genworth Financial, Inc. Class A(a)	11,062	83,739
Goldman Sachs Group, Inc.	10,546	2,201,899
Hartford Financial Services Group, Inc.	11,567	480,840
HCP, Inc. REIT	12,123	442,126
Health Care REIT, Inc.	9,019	591,917
Host Hotels & Resorts, Inc. REIT	18,162	360,152
Hudson City Bancorp, Inc.	10,316	101,922
Huntington Bancshares, Inc.	19,091	215,919
Intercontinental Exchange, Inc.	2,937	656,742
Invesco Ltd.	11,411	427,798
Iron Mountain, Inc. REIT	5,481	169,911
JPMorgan Chase & Co.	96,643	6,548,530
KeyCorp	22,196	333,384
Kimco Realty Corp. REIT	11,353	255,897
Legg Mason, Inc.	2,427	125,063
Leucadia National Corp.	7,427	180,327
Lincoln National Corp.	6,982	413,474
Loews Corp.	8,219	316,514
M&T Bank Corp.	3,603	450,123
Macerich Co. REIT	3,655	272,663
Marsh & McLennan Cos., Inc.	14,019	794,877
McGraw Hill Financial, Inc.	7,168	720,026
MetLife, Inc.	29,170	1,633,228
Moody’s Corp.	4,932	532,459
Morgan Stanley	39,975	1,550,630
NASDAQ OMX Group, Inc.	2,475	120,805
Navient Corp.	9,313	169,590
Northern Trust Corp.	5,896	450,808

See Notes to Financial Statements.

14

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
People’s United Financial, Inc.	7,666	$124,266
Plum Creek Timber Co., Inc. REIT	4,225	171,408
PNC Financial Services Group, Inc.	13,575	1,298,449
Principal Financial Group, Inc.	7,465	382,880
Progressive Corp.	14,349	399,333
ProLogis, Inc. REIT	13,352	495,359
Prudential Financial, Inc.	11,802	1,032,911
Public Storage, Inc. REIT	3,735	688,622
Realty Income Corp. REIT	5,800	257,462
Regions Financial Corp.	37,146	384,832
Simon Property Group, Inc. REIT	7,980	1,380,700
State Street Corp.(b)	10,878	837,606
SunTrust Banks, Inc.	13,736	590,923
T. Rowe Price Group, Inc.	6,855	532,839
Torchmark Corp.	3,012	175,359
Travelers Cos., Inc.	8,506	822,190
U.S. Bancorp	45,722	1,984,335
Unum Group	7,205	257,579
Ventas, Inc. REIT	8,497	527,579
Vornado Realty Trust REIT	4,668	443,133
Wells Fargo & Co.	122,103	6,867,073
Weyerhaeuser Co. REIT	13,867	436,810
XL Group PLC	8,448	314,266
Zions Bancorporation	6,095	193,425

		78,449,071

Health Care – 15.0%
Abbott Laboratories	39,147	1,921,335
AbbVie, Inc.	44,543	2,992,844
Aetna, Inc.	9,144	1,165,494
Agilent Technologies, Inc.	8,993	346,950
Alexion Pharmaceuticals, Inc.(a)	5,873	1,061,662
Allergan PLC(a)	10,206	3,097,113
AmerisourceBergen Corp.	5,434	577,852
Amgen, Inc.	19,754	3,032,634
Anthem, Inc.	7,019	1,152,099
Baxter International, Inc.	14,016	980,139
Becton Dickinson and Co.	5,436	770,009
Biogen, Inc.(a)	6,184	2,497,965
Boston Scientific Corp.(a)	34,857	616,969
Bristol-Myers Squibb Co.	43,204	2,874,794
C.R. Bard, Inc.	1,935	330,305
Cardinal Health, Inc.	8,633	722,150
Celgene Corp.(a)	20,871	2,415,505
Cerner Corp.(a)	8,037	555,035
CIGNA Corp.	6,785	1,099,170
DaVita HealthCare Partners, Inc.(a)	4,728	375,734
DENTSPLY International, Inc.	3,134	161,558
Edwards Lifesciences Corp.(a)	2,855	406,638
Eli Lilly & Co.	25,418	2,122,149
Endo International PLC(a)	5,200	414,180
Express Scripts Holding Co.(a)	18,767	1,669,137
Gilead Sciences, Inc.	38,352	4,490,252
HCA Holdings, Inc.(a)	8,000	725,760
Henry Schein, Inc.(a)	2,100	298,452
Hospira, Inc.(a)	4,586	406,824
Humana, Inc.	3,890	744,079
Intuitive Surgical, Inc.(a)	948	459,306
Johnson & Johnson	72,308	7,047,138
Laboratory Corp. of America Holdings(a)	2,675	324,264
Mallinckrodt PLC(a)	3,200	376,704
McKesson Corp.	5,924	1,331,774
Medtronic PLC	37,093	2,748,591
Merck & Co., Inc.	73,572	4,188,454
Mylan, Inc.(a)	10,802	733,024
Patterson Cos., Inc.	1,735	84,408
PerkinElmer, Inc.	2,586	136,127
Perrigo Co. PLC	3,686	681,283
Pfizer, Inc.	159,633	5,352,494
Quest Diagnostics, Inc.	4,042	293,126
Regeneron Pharmaceuticals, Inc.(a)	1,942	990,672
St. Jude Medical, Inc.	7,273	531,438
Stryker Corp.	7,794	744,873
Tenet Healthcare Corp.(a)	2,090	120,969
Thermo Fisher Scientific, Inc.	10,312	1,338,085
UnitedHealth Group, Inc.	24,974	3,046,828
Universal Health Services, Inc.	2,500	355,250
Varian Medical Systems, Inc.(a)	2,429	204,838
Vertex Pharmaceuticals, Inc.(a)	6,252	771,997
Waters Corp.(a)	2,350	301,693
Zimmer Biomet Holdings, Inc.	4,425	483,343
Zoetis, Inc.	13,120	632,646

		73,304,112

Industrials – 9.8%
3M Co.	16,329	2,519,565
ADT Corp.	3,894	130,722
Allegion PLC	1,996	120,039
American Airlines Group, Inc.	18,200	726,817
AMETEK, Inc.	6,099	334,103
Boeing Co.	16,864	2,339,374
C.H. Robinson Worldwide, Inc.	4,079	254,489
Caterpillar, Inc.	15,524	1,316,746
Cintas Corp.	2,166	183,222
CSX Corp.	25,755	840,901
Cummins, Inc.	4,414	579,073
Danaher Corp.	15,694	1,343,249
Deere & Co.	9,083	881,505
Delta Air Lines, Inc.	21,634	888,725
Dover Corp.	4,550	319,319
Dun & Bradstreet Corp.	755	92,110
Eaton Corp. PLC	12,325	831,814
Emerson Electric Co.	17,879	991,033
Equifax, Inc.	3,288	319,232
Expeditors International of Washington, Inc.	4,576	210,976
Fastenal Co.	7,458	314,578
FedEx Corp.	6,750	1,150,200
Flowserve Corp.	2,945	155,084
Fluor Corp.	3,504	185,747
General Dynamics Corp.	8,072	1,143,722
General Electric Co.	262,570	6,976,485
Honeywell International, Inc.	20,278	2,067,748
Illinois Tool Works, Inc.	9,300	853,647
Ingersoll-Rand PLC	7,084	477,603
Jacobs Engineering Group, Inc.(a)	2,743	111,421
JB Hunt Transport Services, Inc.	2,400	197,016
Joy Global, Inc.	2,313	83,731
Kansas City Southern	2,996	273,235

See Notes to Financial Statements.

15

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
L-3 Communications Holdings, Inc.	1,938	$219,730
Lockheed Martin Corp.	6,903	1,283,268
Masco Corp.	9,984	266,273
Nielsen NV	10,125	453,296
Norfolk Southern Corp.	7,987	697,744
Northrop Grumman Corp.	5,225	828,842
PACCAR, Inc.	9,339	595,922
Pall Corp.	2,802	348,709
Parker-Hannifin Corp.	3,989	464,040
Pentair PLC	4,304	295,900
Pitney Bowes, Inc.	4,806	100,013
Precision Castparts Corp.	3,729	745,315
Quanta Services, Inc.(a)	4,707	135,656
Raytheon Co.	8,046	769,841
Republic Services, Inc.	5,789	226,755
Robert Half International, Inc.	3,166	175,713
Rockwell Automation, Inc.	3,626	451,945
Rockwell Collins, Inc.	3,631	335,323
Roper Technologies, Inc.	2,465	425,114
Ryder System, Inc.	1,066	93,136
Snap-on, Inc.	1,640	261,170
Southwest Airlines Co.	17,659	584,336
Stanley Black & Decker, Inc.	4,157	437,483
Stericycle, Inc.(a)	2,296	307,457
Textron, Inc.	7,533	336,198
Tyco International PLC	11,164	429,591
Union Pacific Corp.	22,598	2,155,171
United Parcel Service, Inc. Class B	17,791	1,724,126
United Rentals, Inc.(a)	2,500	219,050
United Technologies Corp.	21,351	2,368,466
W.W. Grainger, Inc.	1,657	392,129
Waste Management, Inc.	11,135	516,107
Xylem, Inc.	4,758	176,379

		48,033,429

Information Technology – 19.2%
Accenture PLC Class A	16,118	1,559,900
Adobe Systems, Inc.(a)	12,244	991,886
Akamai Technologies, Inc.(a)	4,790	334,438
Alliance Data Systems Corp.(a)	1,696	495,130
Altera Corp.	8,400	430,080
Amphenol Corp. Class A	8,220	476,513
Analog Devices, Inc.	8,251	529,590
Apple, Inc.	150,124	18,829,303
Applied Materials, Inc.	31,654	608,390
Autodesk, Inc.(a)	5,606	280,720
Automatic Data Processing, Inc.	12,452	999,024
Avago Technologies, Ltd.	6,782	901,531
Broadcom Corp. Class A	14,224	732,394
CA, Inc.	8,940	261,853
Cisco Systems, Inc.	132,490	3,638,175
Citrix Systems, Inc.(a)	4,489	314,948
Cognizant Technology Solutions Corp. Class A(a)	15,741	961,618
Computer Sciences Corp.	4,012	263,348
Corning, Inc.	33,326	657,522
eBay, Inc.(a)	28,645	1,725,575
Electronic Arts, Inc.(a)	8,279	550,553
EMC Corp.	52,110	1,375,183
Equinix, Inc. REIT	1,400	355,600
F5 Networks, Inc.(a)	1,641	197,494
Facebook, Inc. Class A(a)	54,893	4,707,898
Fidelity National Information Services, Inc.	7,491	462,944
First Solar, Inc.(a)	1,821	85,551
Fiserv, Inc.(a)	6,462	535,247
FLIR Systems, Inc.	3,161	97,422
Google, Inc. Class A(a)	7,467	4,032,479
Google, Inc. Class C(a)	7,487	3,897,058
Harris Corp.	3,202	246,266
Hewlett-Packard Co.	47,353	1,421,064
Intel Corp.	123,036	3,742,140
International Business Machines Corp.	23,895	3,886,761
Intuit, Inc.	7,437	749,426
Juniper Networks, Inc.	8,849	229,809
KLA-Tencor Corp.	4,532	254,744
Lam Research Corp.	4,277	347,934
Linear Technology Corp.	6,742	298,199
Mastercard, Inc. Class A	25,351	2,369,811
Microchip Technology, Inc.	5,583	264,774
Micron Technology, Inc.(a)	27,834	524,393
Microsoft Corp.	210,858	9,309,381
Motorola Solutions, Inc.	4,530	259,750
NetApp, Inc.	8,514	268,702
NVIDIA Corp.	12,044	242,205
Oracle Corp.	83,635	3,370,490
Paychex, Inc.	7,907	370,680
Qorvo, Inc.(a)	3,800	305,026
QUALCOMM, Inc.	42,826	2,682,192
Red Hat, Inc.(a)	4,370	331,814
Salesforce.com, Inc.(a)	15,895	1,106,769
SanDisk Corp.	5,861	341,227
Seagate Technology PLC	8,624	409,640
Skyworks Solutions, Inc.	4,900	510,090
SL Green Realty Corp. REIT	2,500	274,725
Symantec Corp.	18,360	426,870
TE Connectivity, Ltd.	10,551	678,429
Teradata Corp.(a)	3,407	126,059
Texas Instruments, Inc.	27,093	1,395,560
Total System Services, Inc.	3,576	149,370
VeriSign, Inc.(a)	2,501	154,362
Visa, Inc. Class A	50,460	3,388,389
Western Digital Corp.	5,753	451,150
Western Union Co.	14,645	297,733
Xerox Corp.	28,809	306,528
Xilinx, Inc.	6,160	272,026
Yahoo!, Inc.(a)	22,782	895,105

		93,948,960

Materials – 3.1%
Air Products & Chemicals, Inc.	5,002	684,424
Airgas, Inc.	1,560	165,017
Alcoa, Inc.	31,360	349,664
Allegheny Technologies, Inc.	2,317	69,973
Avery Dennison Corp.	2,070	126,146
Ball Corp.	3,766	264,185
C.F. Industries Holdings, Inc.	6,720	431,962
Dow Chemical Co.	28,438	1,455,172
E.I. du Pont de Nemours & Co.	23,618	1,510,371
Eastman Chemical Co.	4,136	338,407
Ecolab, Inc.	7,001	791,603

See Notes to Financial Statements.

16

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
FMC Corp.	3,878	$203,789
Freeport-McMoRan, Inc.	27,340	509,071
International Flavors & Fragrances, Inc.	2,251	246,012
International Paper Co.	11,103	528,392
LyondellBasell Industries NV Class A	10,448	1,081,577
Martin Marietta Materials, Inc.	1,745	246,935
MeadWestvaco Corp.	3,877	182,956
Monsanto Co.	12,361	1,317,559
Mosaic Co.	8,384	392,790
Newmont Mining Corp.	13,733	320,803
Nucor Corp.	7,848	345,861
Owens-Illinois, Inc.(a)	3,537	81,139
PPG Industries, Inc.	7,054	809,235
Praxair, Inc.	7,511	897,940
Sealed Air Corp.	4,923	252,944
Sherwin-Williams Co.	2,109	580,017
Sigma-Aldrich Corp.	3,173	442,157
Vulcan Materials Co.	3,671	308,107
WestRock Co.(a)	2,312	140,801

		15,075,009

Telecommunication Services – 2.2%
AT&T, Inc.	134,677	4,783,727
CenturyLink, Inc.	15,292	449,279
Frontier Communications Corp.	29,906	148,035
Level 3 Communications, Inc.(a)	7,500	395,025
Verizon Communications, Inc.	106,315	4,955,342

		10,731,408

Utilities – 2.7%
AES Corp.	17,736	235,179
AGL Resources, Inc.	2,798	130,275
Ameren Corp.	5,604	211,159
American Electric Power Co., Inc.	12,709	673,196
CenterPoint Energy, Inc.	12,276	233,612
CMS Energy Corp.	6,555	208,711
Consolidated Edison, Inc.	7,852	454,474
Dominion Resources, Inc.	15,094	1,009,336
DTE Energy Co.	4,745	354,167
Duke Energy Corp.	18,192	1,284,719
Edison International	8,614	478,766
Entergy Corp.	4,298	303,009
Eversource Energy	8,417	382,216
Exelon Corp.	22,384	703,305
FirstEnergy Corp.	11,393	370,842
NextEra Energy, Inc.	11,264	1,104,210
NiSource, Inc.	7,704	351,225
NRG Energy, Inc.	7,802	178,510
Pepco Holdings, Inc.	5,541	149,275
PG&E Corp.	12,414	609,527
Pinnacle West Capital Corp.	2,404	136,764
PPL Corp.	17,419	513,338
Public Service Enterprise Group, Inc.	13,288	521,953
SCANA Corp.	3,599	182,289
Sempra Energy	6,062	599,774
Southern Co.	23,259	974,552
TECO Energy, Inc.	4,701	83,020
WEC Energy Group, Inc.	8,282	372,451
Xcel Energy, Inc.	13,451	432,853

		13,242,707

TOTAL COMMON STOCKS (Cost $252,343,101)		475,467,403

MONEY MARKET FUND – 2.5%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(b)(c)(d)	12,260,177	12,260,177

TOTAL MONEY MARKET FUND (Cost $12,260,177)		12,260,177

TOTAL INVESTMENTS(e) – 99.8% (Cost $264,603,278)		487,727,580
Other Assets in Excess of Liabilities – 0.2%		784,500

NET ASSETS – 100.0%		$488,512,080

(a)	Non-income producing security.

(b)	Affiliated issuer.

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2015	131	$13,456,320	$(187,586)

Total unrealized depreciation on open futures contracts purchased			$(187,586)

See Notes to Financial Statements.

17

State Street Equity 500 Index II Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $251,926,791)	$474,629,797
Investments in non-controlled affiliates at market value (identified cost $12,676,487) (Note 4)	13,097,783

Total investments at market value (identified cost $264,603,278)	487,727,580
Cash	33,607
Cash at broker	602,615
Receivable for investment securities sold	67,459
Receivable for fund shares sold	1,202,364
Daily variation margin on futures contracts	25,545
Dividends receivable	548,263
Dividend receivable from non-controlled affiliates (Note 4)	1,110
Receivable from advisor (Note 4)	56,781

Total assets	490,265,324

Liabilities
Payable for investment securities purchased	337,829
Payable for fund shares repurchased	1,330,418
Administration and custody fees payable (Note 4)	25,676
Professional fees payable	25,403
Trustee’s fees payable (Note 5)	24,172
Accrued expenses and other liabilities	9,746

Total liabilities	1,753,244

Net Assets	$488,512,080

Net Assets Consist of:
Paid in capital	254,749,034
Undistributed net investment income	4,690,254
Accumulated net realized gain on investments and futures contracts	6,136,076
Unrealized appreciation on investments and futures contracts	222,936,716

Net Assets	$488,512,080

Net asset value, offering, and redemption price per share	$10.68

Shares outstanding	45,752,656

See Notes to Financial Statements.

18

State Street Equity 500 Index II Portfolio

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $719)	$4,743,150
Dividend income – non-controlled affiliated issuer	13,059

Total investment income	4,756,209

Expenses
Administration and custody fees (Note 4)	28,845
Professional fees	23,731
Trustees’ fees (Note 5)	7,439
Printing fees	8,598
Other expenses	10,981

Total expenses	79,594
Less: Expenses reimbursed by the Adviser (Note 4)	(13,639)

Total net expenses	65,955

Net Investment Income	4,690,254

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,543,016
Futures contracts	370,655

4,913,671

Net change in net unrealized appreciation/depreciation on:
Investments	(4,948,580)
Futures contracts	(302,397)

(5,250,977)

Net Increase in Net Assets Resulting From Operations	$4,352,948

See Notes to Financial Statements.

19

State Street Equity 500 Index II Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	For The Period August 11, 2014* to December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,690,254	$3,240,871
Net realized gain on investments and futures contracts	4,913,671	4,281,757
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(5,250,977)	20,415,808

Net increase in net assets from operations	4,352,948	27,938,436

Distributions From:
Net investment income	–	(3,305,865)
Net realized gain on investments	–	(2,994,358)

Total distributions	–	(6,300,223)

Fund Share Transactions
In-kind subscription (Note 7)		387,955,841
Shares sold	73,441,360	30,018,341
Reinvestment of distributions	–	6,300,223
Shares redeemed	(15,992,592)	(19,202,254)

Net increase (decrease) in net assets from Fund share transactions	57,448,768	405,072,151

Net Increase in Net Assets	$61,801,716	$426,710,364
Net Assets
Beginning of period	426,710,364	–

End of period	$488,512,080	$426,710,364

Undistributed net investment income	$4,690,254	$–

Change in Shares
In-kind subscriptions (Note 7)		39,080,818
Shares sold	6,796,770	2,613,803
Reinvestment of distributions	–	596,612
Shares redeemed	(1,485,198)	(1,850,149)

Net increase in shares	5,311,572	40,441,084

*	Commencement of operations

See Notes to Financial Statements.

20

State Street Equity 500 Index II Portfolio

Financial Highlights

	State Street Equity 500 Index II Portfolio
	Six Months Ended 6/30/15 (Unaudited)		For the Period 8/11/14* - 12/31/14
Per Share Operating Performance:
Net asset value, beginning of period	$10.55		$10.00

Net investment income(a)	0.11		0.08
Net realized and unrealized gain (loss) on investments and futures contracts	0.02		0.63

Total from investment operations	0.13		0.71

Distributions from:
Net investment income	–		(0.08)
Net realized gain on investments	–		(0.08)

Total distributions	–		(0.16)

Net increase from investment operations	0.13		0.55

Net asset value, end of period	$10.68		$10.55

Total Return(b)	1.23%		7.12%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$488,512		$426,710
Ratios to average net assets:
Gross expenses	0.034	%(d)	0.042	%(d)
Net expenses	0.028	%(d)	0.030	%(d)
Net investment income	2.01	%(d)	2.06	%(d)
Portfolio turnover	1	%(e)	4	%(c)(e)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate excludes in-kind security transactions (Note 7).

(d)	Annualized.

(e)	Not annualized.

See Notes to Financial Statements.

21

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares with no par value. The financial statements for certain funds of the Trust are presented in separate reports. The following Funds are included in this report:

Fund	Classes	Commencement of Operations:
State Street Equity 500 Index Fund	Administrative Shares Class A Class I Class K Class R Shares Service Shares	April 11, 2001 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005 March 10, 2003
State Street Equity 500 Index II Portfolio	N/A	August 11, 2014

The State Street Equity 500 Index Fund offers Administrative, Class A, I, K, R and Service Shares Class. Class A shares are sold with a maximum sales charge of 5.25% and may be subject to a 1% CDSC if no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. All other classes do not pay a front end sales charge.

State Street Equity 500 Index II Portfolio’s (the “Portfolio”) investment objective is to seek to provide investment results that, before expenses, correspond generally to the total return of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

The State Street Equity 500 Index Fund (the “Fund”) invests all of its investable assets in shares of the Portfolio. The Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio (87.20% at June 30, 2015), a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. The performance of the Fund was directly affected by the performance of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

22

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Fund records its investment in the Portfolio at net asset value per share. The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

23

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for period ended June 30, 2015.

24

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

	Level 1 – Quoted Prices	Level 2 – Significant Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$475,467,403	$–	$–	$475,467,403
Money Market Fund	12,260,177	–	–	12,260,177

TOTAL INVESTMENTS	487,727,580	–	–	487,727,580
OTHER FINANCIAL INSTRUMENTS:
Futures contracts*	(187,586)	–	–	(187,586)

TOTAL ASSETS	487,539,994	–	–	487,539,994

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

The value of the Fund’s investment in the Portfolio is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Investment Transactions and Income Recognition – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend dates net of any foreign taxes withheld at the source. Realized gains and losses from the sale of disposition of investments are recorded on the identified cost basis.

Dividends and distributions – Dividends from net investment income are declared and paid at least annually. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made. Class specific fees are borne by each class.

Federal income taxes – The Fund has qualified and both the Fund and the Portfolio intend to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

25

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, the cost of investments and the unrealized appreciation and depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$399,593,115	$26,406,728	$–	$26,406,728
State Street Equity 500 Index II Portfolio	$264,603,278	$225,155,189	$(2,030,887)	$223,124,302

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2015:

Liability Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(187,586)	$(187,586)

26

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Transactions in derivative instruments during the year ended June 30, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$370,655	$370,655

Change in Unrealized Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(302,397)	$(302,397)

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures outstanding for the Portfolio during the year ended June 30, 2015 was $12,910,256.

3.	Securities Transactions

For the period ended June 30, 2015, purchases and sales of the Portfolio were:

Fund	Purchases	Sales
State Street Equity 500 Index II Portfolio	$66,403,017	$3,566,775

4.	Related Party and Other Fees

The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a management fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration expenses) exceed 0.01% of average daily net assets on an annual basis. SSGA FM is contractually obligated until April 30, 2016, to reimburse certain expenses to the extent necessary such that the total annual operating expenses of the Portfolio (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees and distribution, shareholder servicing, and sub-transfer agency expenses) do not exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s and the Portfolio’s, respectively, Board of Trustees.

27

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.

SSGA FM serves as Administrator and State Street serves as Sub-Administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of its average daily net assets. Pursuant to the Sub-Administration Agreement between SSGA FM and State Street, SSGA FM pays State Street for its services.

SSGA FM is the Administrator to the Portfolio. State Street is the Sub-Administrator, Custodian and Transfer Agent to the Portfolio and serves as Sub-Administrator and Custodian to the Fund. For these services the Portfolio pays SSGA FM an annual fee, which is accrued daily and payable monthly at the following rate:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

SSGA FM compensates State Street for its services as Sub-Administrator, Custodian and Transfer Agent to the Portfolio. In addition, the Fund pays State Street an annual fee of $12,000 for custody and accounting services.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R shares and Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares, respectively. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

28

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The Fund also may pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending June 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the six months ended 06/30/15	Shares sold for the six months ended 06/30/15	Number of shares held at 06/30/15	Value at 06/30/15	Income earned for the six months ended 06/30/15	Realized gain/loss on shares sold
State Street Corp.	9,678	1,200	–	10,878	$837,606	$6,602	$–
State Street Institutional Liquid Reserves Fund, Premier Class	10,185,685	85,403,679	83,329,187	12,260,177	12,260,177	6,457	–

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund or Portfolio does not receive compensation from the Fund or Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen receive an additional $44,000 annual retainer. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

29

State Street Institutional Investment Trust

Other Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and Portfolio (each, a “Fund”) and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s and the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund and the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the Fund and the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2015

State Street Equity 500 Index Fund	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Class Return

Administrative Shares	$1,000.00	$1,011.00	$1.05

Service Shares	$1,000.00	$1,010.40	$1.55

Class R	$1,000.00	$1,008.70	$3.29

30

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE — (continued)

State Street Equity 500 Index Fund	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Class Return

Class A	$1,000.00	$1,009.80	$2.54

Class K	$1,000.00	$1,011.60	$0.30

Class I	$1,000.00	$1,011.00	$1.30

State Street Equity 500 Index Fund	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,023.75	$1.05

Service Shares	$1,000.00	$1,023.26	$1.56

Class R	$1,000.00	$1,021.52	$3.31

Class A	$1,000.00	$1,022.27	$2.56

Class K	$1,000.00	$1,024.50	$0.30

Class I	$1,000.00	$1,023.51	$1.30

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares, Class R shares, Class A shares, Class K shares and Class I shares annualized expense ratios for the six months ended June 30, 2015 were 0.21%, 0.31%, 0.66%, 0.51%, 0.06% and 0.26%, respectively which includes the Fund’s proportionate share of the expenses of its Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2015

State Street Equity 500 Index II Portfolio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,012.30	$0.15

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended June 30, 2015 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

31

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund’s and the Portfolio’s proxy voting policies and procedures, as well as information regarding how the Fund and the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund and the Portfolio each file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800 -SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

1 Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of

32

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

2 Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

33

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

34

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment

35

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014 by evaluating the performance of the feeder fund. Among other information, the Board considered the following performance information in its evaluation of your Fund:

State Street Equity 500 Index Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Equity 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Equity 500 Index II Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

36

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

37

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund and Portfolio, Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQ5SAR IBG-16225 © 2015 State Street Corporation - All Rights Reserved

Not FDIC Insured - No Bank Guarantee - May Lose Value

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Institutional Investment Trust

Semi-Annual Report

June 30, 2015

State Street Institutional Investment Trust

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund
Assets
Investments in corresponding Portfolio, at market value (Note 1)*	$43,250,623	$45,187,174
Receivable for fund shares sold	92,573	48,570
Dividends receivable from unaffiliated issuers (Note 4)	72,954	–
Receivable from Adviser (Note 4)	58,344	41,335

Total assets	43,474,494	45,277,079

Liabilities
Payable for investments purchased	165,291	48,335
Advisory fees payable (Note 4)	3,258	6,966
Custody and accounting fees payable (Note 4)	1,797	1,806
Transfer agent fees payable	26,461	23,745
Administration fees payable (Note 4)	20,964	17,158
Registration and filing fees payable	13,803	15,654
Professional fees payable	13,075	13,116
Sub-Transfer Agent fee payable (Note 4)	977	54
Distribution fees payable (Note 4)	24	25
Printing fees payable	–	908
Insurance fees payable	8,452	8,563

Total liabilities	254,102	136,330

Net Assets	$43,220,392	$45,140,749

Net Assets Consist of:
Paid-in capital	$42,630,144	$46,997,313
Undistributed (distributions in excess of) net investment income	69,517	(33,537)
Accumulated net realized gain (loss)	773,303	(6,150)
Net unrealized appreciation (depreciation) on investments	(252,572)	(1,816,877)

Net Assets	$43,220,392	$45,140,749

Class A
Net Assets	$50,271	$47,802
Shares of beneficial interest outstanding	5,000	5,000

Offering, net asset value, and redemption price per share	$10.05	$9.56

Maximum Sales Charge	4.50%	4.50%
Maximum offering price per share	$10.52	$10.01

Class I
Net Assets	$4,480,017	$47,861
Shares of beneficial interest outstanding	445,645	5,000

Offering, net asset value, and redemption price per share	$10.05	$9.57

Class K
Net Assets	$38,690,104	$45,045,086
Shares of beneficial interest outstanding	3,849,477	4,705,701

Offering, net asset value, and redemption price per share	$10.05	$9.57

*Investments in corresponding Portfolio, at Cost (Note 1)	$43,503,195	$47,004,051
*Shares of corresponding Portfolio	4,300,122	4,715,701

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund
Income
Dividend income from corresponding Portfolio (Note 1)	$457,596	$–

Expenses
Advisory fees (Note 4)	7,757	13,345
Administration fees (Note 4)	20,627	18,797
Distribution fees (Note 4)
Class A	63	60
Registration and filing fees	49,352	36,103
Professional fees	12,444	12,444
Transfer agent fees (Note 4)	17,970	17,896
Printing fees	4,606	5,455
Insurance fees	5,424	5,533

Total expenses	118,243	109,633

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(94,907)	(76,096)

Net expenses	23,336	33,537

Net Investment Income (Loss)	$434,260	$(33,537)

Realized and Unrealized Gain (Loss)
Net realized gain on:
Net realized gain on investments from corresponding Portfolio	773,303	(4,154)
Change in net unrealized appreciation (depreciation) on:
Investments from corresponding Portfolio	(876,373)	1,883,982

Net realized and unrealized gain (loss)	(103,070)	1,879,828

Net Increase (Decrease) in Net Assets Resulting from Operations	$331,190	$1,846,291

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/19/14* – 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/17/14* – 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$434,260	$229,993	$(33,537)	$241,527
Net realized gain (loss) on investments	773,303	155,412	(4,154)	(1,996)
Change in net unrealized appreciation (depreciation) on investments	(876,373)	623,801	1,883,982	(3,700,859)

Net increase (decrease) in net assets from operations	331,190	1,009,206	1,846,291	(3,461,328)

Distributions to Shareholders from:
Net investment income
Class A	(317)	(224)	–	(212)
Class I	(32,968)	(18,524)	–	(246)
Class K	(331,458)	(366,853)	–	(241,183)

Total distributions	(364,743)	(385,601)	–	(241,641)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	50,000	–	50,000

Class I
Shares sold	–	4,450,000	–	50,000
Reinvestment of distribution	32,597	18,266	–	–

Net increase from Capital share transactions	32,597	4,468,266	–	50,000

Class K
Shares sold	99,661	70,042,895	2,402,441	44,253,803
Reinvestment of distributions	331,458	299,560	–	241,183
Shares redeemed	(32,694,097)	–	–	–

Net increase (decrease) from Capital share transactions	(32,262,978)	70,342,455	2,402,441	44,494,986

Net Increase (Decrease) in Net Assets	(32,263,934)	75,484,326	4,248,732	40,892,017
Net Assets
Beginning of period	75,484,326	–	40,892,017	–

End of period	$43,220,392	$75,484,326	$45,140,749	$40,892,017

Undistributed (distributions in excess of) net investment income	$69,517	$–	$(33,537)	$–

Changes in Shares:
Class A
Shares sold	–	5,000	–	5,000

Class I
Shares sold	–	440,643	–	5,000
Reinvestment of distributions	3,193	1,809	–	–

Net increase in shares	3,193	442,452	–	5,000

Class K
Shares sold	9,906	6,969,737	254,219	4,425,380
Reinvestment of distributions	32,446	29,655	–	26,102
Shares redeemed	(3,192,267)	–	–	–

Net increase (decrease) in shares	(3,149,915)	6,999,392	254,219	4,451,482

*	Commencement of operations.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/15 (Unaudited)	Period from 9/19/14* – 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Period from 9/17/14* – 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.14	$10.00	$9.17	$10.00

Investment Operations:
Net investment income (loss)(a)	0.08	0.02	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	(0.11)	0.16	0.41	(0.83)

Total from investment operations	(0.03)	0.18	0.39	(0.79)

Less Distributions From:
Net investment income	(0.06)	(0.04)	–	(0.04)

Net increase (decrease) in net assets	(0.09)	0.14	0.39	(0.83)

Net Asset Value, End of Period	$10.05	$10.14	$9.56	$9.17

Total Return(b)(c)	(0.27)%	1.85%	4.25%	(7.88)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$50	$51	$48	$46
Ratios to average net assets:
Gross expenses(d)(e)	0.72%	0.91%	0.74%	1.17%
Net expenses(d)(e)	0.34%	0.52%	0.40%	0.60%
Net investment income (loss)(d)	1.59%	0.58%	(0.40)%	1.55%
Portfolio turnover rate(c)(f)	42%	16%	1%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/15 (Unaudited)	Period from 9/19/14* – 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Period from 9/17/14* – 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13	$10.00	$9.17	$10.00

Investment Operations:
Net investment income (loss)(a)	0.09	0.08	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	(0.10)	0.09	0.41	(0.83)

Total from investment operations	(0.01)	0.17	0.40	(0.78)

Less Distributions From:
Net investment income	(0.07)	(0.04)	–	(0.05)

Net increase (decrease) in net assets	(0.08)	0.13	0.40	(0.83)

Net Asset Value, End of Period	$10.05	$10.13	$9.57	$9.17

Total Return(b)(c)	(0.07)%	1.82%	4.36%	(7.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$4,480	$4,484	$48	$46
Ratios to average net assets:
Gross expenses(d)(e)	0.47%	0.88%	0.49%	0.92%
Net expenses(d)(e)	0.09%	0.28%	0.15%	0.35%
Net investment income (loss)(d)	1.84%	2.91%	(0.15)%	1.81%
Portfolio turnover rate(c)(f)	42%	16%	1%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	Six Months Ended 6/30/15 (Unaudited)	Period from 9/19/14* – 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Period from 9/17/14* – 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.14	$10.00	$9.17	$10.00

Investment Operations:
Net investment income (loss)(a)	0.08	0.04	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	(0.09)	0.15	0.41	(0.83)

Total from investment operations	(0.01)	0.19	0.40	(0.78)

Less Distributions From:
Net investment income	(0.08)	(0.05)	–	(0.05)

Net increase (decrease) in net assets	(0.09)	0.14	0.40	(0.83)

Net Asset Value, End of Period	$10.05	$10.14	$9.57	$9.17

Total Return(b)(c)	(0.13)%	1.97%	4.36%	(7.76)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$38,690	$70,950	$45,045	$40,800
Ratios to average net assets:
Gross expenses(d)(e)	0.46%	0.50%	0.49%	0.73%
Net expenses(d)(e)	0.09%	0.09%	0.15%	0.15%
Net investment income (loss)(d)	1.66%	1.33%	(0.15)%	2.00%
Portfolio turnover rate(c)(f)	42%	16%	1%	0%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio does not include the expenses of the corresponding Portfolio.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Aggregate Bond Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
U.S. Treasury Obligations	35.5%
Corporate Bonds	26.7
U.S. Government Agency MBS TBA	15.9
U.S. Government Agency Obligations	15.3
Foreign Government Obligations	2.2
Commercial Mortgage Backed Securities	1.2
Asset Backed Securities	0.6
Municipal Bonds & Notes	0.2
Short Term Investment	16.4
Other Liabilities in Excess of Assets	(14.0)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
Oil, Gas & Consumable Fuels	3.3%
Diversified Financial Services	2.8
Banks	2.8
Multi-National	1.6
Capital Markets	1.5
Total	12.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – 26.7%
Aerospace & Defense – 0.5%
Boeing Co.	0.950%	05/15/2018	$25,000	$24,653
Embraer Netherlands Finance BV	5.050%	06/15/2025	35,000	35,087
Honeywell International, Inc.	5.300%	03/01/2018	25,000	27,512
L-3 Communications Corp.	4.950%	02/15/2021	25,000	26,475
Lockheed Martin Corp.	2.125%	09/15/2016	25,000	25,370
Northrop Grumman Corp.	4.750%	06/01/2043	25,000	25,223
Precision Castparts Corp.	2.500%	01/15/2023	25,000	23,894
Raytheon Co.	3.125%	10/15/2020	25,000	25,671
United Technologies Corp.	1.800%	06/01/2017	25,000	25,365
United Technologies Corp.	6.125%	02/01/2019	25,000	28,522
United Technologies Corp.	6.125%	07/15/2038	50,000	60,987

				328,759

Air Freight & Logistics – 0.1%
FedEx Corp.	4.000%	01/15/2024	25,000	25,796
United Parcel Service, Inc.	2.450%	10/01/2022	25,000	24,134

				49,930

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust (Class A)	3.700%	04/01/2028	24,267	23,782
Southwest Airlines Co.	2.750%	11/06/2019	25,000	25,122

				48,904

Auto Components – 0.1%
Johnson Controls, Inc.	1.400%	11/02/2017	25,000	24,796
Johnson Controls, Inc.	3.625%	07/02/2024	25,000	24,605

				49,401

Automobiles – 0.1%
Ford Motor Co.	4.750%	01/15/2043	50,000	48,125

Banks – 2.8%
Abbey National Treasury Services PLC	3.050%	08/23/2018	25,000	25,800
Bank of Montreal	1.450%	04/09/2018	25,000	24,902
Bank of Nova Scotia	1.375%	07/15/2016	50,000	50,277
Bank of Nova Scotia	1.300%	07/21/2017	50,000	49,961
BB&T Corp.	2.250%	02/01/2019	25,000	25,018
BNP Paribas SA	1.375%	03/17/2017	25,000	24,931
BNP Paribas SA	5.000%	01/15/2021	25,000	27,765
Branch Banking & Trust Co.	1.450%	10/03/2016	25,000	25,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	01/11/2021	50,000	54,517
Credit Suisse	6.000%	02/15/2018	25,000	27,377
Deutsche Bank AG	1.350%	05/30/2017	25,000	24,865

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Banks – (continued)
Deutsche Bank AG	2.500%	02/13/2019	$25,000	$25,027
Fifth Third Bancorp	2.300%	03/01/2019	50,000	49,775
HSBC Holdings PLC	5.100%	04/05/2021	50,000	55,716
International Finance Corp.	1.000%	04/24/2017	50,000	50,268
International Finance Corp.	1.750%	09/16/2019	25,000	25,195
KeyCorp	2.300%	12/13/2018	25,000	25,166
KFW	0.875%	12/15/2017	75,000	74,802
KFW	1.000%	06/11/2018	25,000	24,880
KFW	4.500%	07/16/2018	75,000	82,345
KFW	1.875%	04/01/2019	25,000	25,388
KFW	2.625%	01/25/2022	50,000	51,390
KFW	2.125%	01/17/2023	100,000	98,835
KFW	2.500%	11/20/2024	50,000	49,989
Landwirtschaftliche Rentenbank	1.000%	04/04/2018	50,000	49,876
Landwirtschaftliche Rentenbank	2.250%	10/01/2021	50,000	50,504
Oesterreichische Kontrollbank AG	1.125%	05/29/2018	50,000	49,869
Oesterreichische Kontrollbank AG	1.625%	03/12/2019	25,000	25,168
PNC Financial Services Group, Inc.	3.900%	04/29/2024	50,000	50,241
PNC Funding Corp.	3.300%	03/08/2022	50,000	50,639
Royal Bank of Canada	2.300%	07/20/2016	50,000	50,817
Royal Bank of Canada	1.200%	09/19/2017	50,000	50,009
Royal Bank of Canada	1.500%	01/16/2018	50,000	49,945
SunTrust Banks, Inc.	2.350%	11/01/2018	25,000	25,160
Toronto-Dominion Bank	2.375%	10/19/2016	50,000	50,991
Toronto-Dominion Bank	1.125%	05/02/2017	25,000	24,971
US Bancorp	2.200%	04/25/2019	25,000	25,109
US Bancorp	3.600%	09/11/2024	25,000	25,030
Wells Fargo & Co.	2.150%	01/15/2019	25,000	25,103
Wells Fargo & Co.	3.000%	01/22/2021	50,000	50,515
Wells Fargo & Co.	4.125%	08/15/2023	25,000	25,820
Wells Fargo & Co.	4.480%	01/16/2024	25,000	26,259
Wells Fargo & Co.	5.606%	01/15/2044	50,000	54,642
Wells Fargo Capital X	5.950%	12/01/2086	25,000	24,750
Westpac Banking Corp.	1.550%	05/25/2018	100,000	99,311
Westpac Banking Corp.	2.250%	01/17/2019	25,000	25,061

				1,909,104

Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc.	1.125%	01/27/2017	25,000	25,034
Anheuser-Busch InBev Finance, Inc.	2.150%	02/01/2019	25,000	25,079

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.	3.750%	07/15/2042	$50,000	$43,939
Coca-Cola Co.	1.150%	04/01/2018	25,000	24,835
Coca-Cola Co.	1.650%	11/01/2018	25,000	25,028
Coca-Cola Co.	3.200%	11/01/2023	25,000	25,174
Diageo Capital PLC	1.500%	05/11/2017	25,000	25,042
Diageo Capital PLC	2.625%	04/29/2023	25,000	23,754
Dr Pepper Snapple Group, Inc.	2.000%	01/15/2020	25,000	24,227
PepsiCo, Inc.	0.950%	02/22/2017	25,000	24,984
PepsiCo, Inc.	3.600%	03/01/2024	25,000	25,706

				292,802

Biotechnology – 0.2%
Amgen, Inc.	6.375%	06/01/2037	50,000	58,556
Celgene Corp.	3.625%	05/15/2024	25,000	24,888
Gilead Sciences, Inc.	4.400%	12/01/2021	25,000	27,210
Gilead Sciences, Inc.	4.500%	02/01/2045	25,000	24,707

				135,361

Capital Markets – 1.5%
Bank of New York Mellon Corp.	2.200%	03/04/2019	25,000	25,018
Bank of New York Mellon Corp.	3.000%	02/24/2025	100,000	96,458
Bear Stearns Cos. LLC	6.400%	10/02/2017	50,000	55,067
BlackRock, Inc.	3.500%	03/18/2024	25,000	25,273
Goldman Sachs Group, Inc.	2.900%	07/19/2018	50,000	51,228
Goldman Sachs Group, Inc.	2.625%	01/31/2019	50,000	50,506
Goldman Sachs Group, Inc.	2.550%	10/23/2019	25,000	24,971
Goldman Sachs Group, Inc.	3.625%	01/22/2023	25,000	24,985
Goldman Sachs Group, Inc.	4.000%	03/03/2024	50,000	50,605
Goldman Sachs Group, Inc.	5.950%	01/15/2027	50,000	55,828
Goldman Sachs Group, Inc.	4.800%	07/08/2044	50,000	49,289
HSBC USA, Inc.	1.625%	01/16/2018	100,000	99,580
Morgan Stanley	4.750%	03/22/2017	50,000	52,722
Morgan Stanley	2.125%	04/25/2018	25,000	25,136
Morgan Stanley	2.200%	12/07/2018	50,000	50,207
Morgan Stanley	2.375%	07/23/2019	50,000	49,705
Morgan Stanley	2.800%	06/16/2020	50,000	50,188
Morgan Stanley	3.750%	02/25/2023	50,000	50,616
Morgan Stanley	4.350%	09/08/2026	50,000	49,196
Morgan Stanley	3.950%	04/23/2027	25,000	23,587
Svensk Exportkredit AB	1.750%	05/30/2017	25,000	25,411
TD Ameritrade Holding Corp.	5.600%	12/01/2019	25,000	28,335

				1,013,911

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Chemicals – 0.5%
CF Industries, Inc.	3.450%	06/01/2023	$25,000	$24,051
Dow Chemical Co.	4.250%	11/15/2020	25,000	26,561
Dow Chemical Co.	3.000%	11/15/2022	25,000	24,045
Dow Chemical Co.	4.250%	10/01/2034	50,000	46,435
Eastman Chemical Co.	3.800%	03/15/2025	25,000	24,930
Ecolab, Inc.	4.350%	12/08/2021	25,000	26,768
EI du Pont de Nemours & Co.	6.000%	07/15/2018	25,000	28,017
EI du Pont de Nemours & Co.	3.625%	01/15/2021	25,000	25,949
Lubrizol Corp.	8.875%	02/01/2019	25,000	30,498
Monsanto Co.	4.700%	07/15/2064	25,000	21,169
PPG Industries, Inc.	2.300%	11/15/2019	25,000	24,867
Praxair, Inc.	3.550%	11/07/2042	25,000	21,631

				324,921

Commercial Services & Supplies – 0.1%
Republic Services, Inc.	3.550%	06/01/2022	25,000	25,201
Waste Management, Inc.	3.500%	05/15/2024	25,000	25,159
Western Union Co.	3.350%	05/22/2019	25,000	25,293

				75,653

Communications Equipment – 0.2%
Cisco Systems, Inc.	2.125%	03/01/2019	25,000	25,111
Cisco Systems, Inc.	3.625%	03/04/2024	25,000	25,791
Cisco Systems, Inc.	3.500%	06/15/2025	25,000	25,327
Motorola Solutions, Inc.	4.000%	09/01/2024	25,000	24,299
QUALCOMM, Inc.	2.250%	05/20/2020	50,000	49,591

				150,119

Consumer Finance – 0.3%
Capital One Financial Corp.	2.450%	04/24/2019	50,000	49,912
Caterpillar Financial Services Corp.	1.000%	03/03/2017	25,000	25,004
Caterpillar Financial Services Corp.	3.750%	11/24/2023	25,000	25,997
Discover Financial Services	3.850%	11/21/2022	50,000	49,415
John Deere Capital Corp.	1.050%	12/15/2016	25,000	25,076
Synchrony Financial	1.875%	08/15/2017	25,000	24,931

				200,335

Diversified Consumer Services – 0.1%
Massachusetts Institute of Technology	3.959%	07/01/2038	50,000	49,542

Diversified Financial Services – 2.8%
Air Lease Corp.	4.250%	09/15/2024	25,000	24,934
American Express Credit Corp.	2.125%	03/18/2019	50,000	49,958

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Financial Services – (continued)
American Express Credit Corp.	2.250%	08/15/2019	$50,000	$49,905
American Honda Finance Corp.	2.250%	08/15/2019	25,000	25,090
Ameriprise Financial, Inc.	3.700%	10/15/2024	50,000	50,848
Aon PLC	4.450%	05/24/2043	25,000	23,147
Bank of America Corp.	6.500%	08/01/2016	75,000	79,174
Bank of America Corp.	2.600%	01/15/2019	50,000	50,459
Bank of America Corp.	2.650%	04/01/2019	50,000	50,394
Bank of America Corp.	4.125%	01/22/2024	25,000	25,618
Bank of America Corp.	4.000%	04/01/2024	50,000	50,870
Bank of America Corp.	4.200%	08/26/2024	50,000	49,495
Bank of America Corp.	4.250%	10/22/2026	75,000	73,126
Capital One Financial Corp.	6.750%	09/15/2017	25,000	27,641
Citigroup, Inc.	1.550%	08/14/2017	50,000	49,856
Citigroup, Inc.	2.500%	09/26/2018	50,000	50,583
Citigroup, Inc.	2.550%	04/08/2019	50,000	50,307
Citigroup, Inc.	3.750%	06/16/2024	25,000	25,124
Citigroup, Inc.	4.300%	11/20/2026	50,000	49,009
Citigroup, Inc.	5.300%	05/06/2044	50,000	51,100
Credit Suisse USA, Inc.	7.125%	07/15/2032	50,000	64,298
Ford Motor Credit Co. LLC	6.625%	08/15/2017	100,000	109,585
General Electric Capital Corp.	1.500%	07/12/2016	25,000	25,195
General Electric Capital Corp.	5.625%	09/15/2017	50,000	54,527
General Electric Capital Corp.	2.300%	01/14/2019	25,000	25,273
General Electric Capital Corp.	5.300%	02/11/2021	25,000	28,088
General Electric Capital Corp.	4.650%	10/17/2021	50,000	55,065
General Electric Capital Corp.	3.450%	05/15/2024	50,000	50,731
General Electric Capital Corp.	5.875%	01/14/2038	50,000	59,735
General Motors Financial Co., Inc.	3.150%	01/15/2020	35,000	35,075
General Motors Financial Co., Inc.	4.000%	01/15/2025	35,000	34,362
HSBC Finance Corp.	6.676%	01/15/2021	25,000	28,859
JPMorgan Chase & Co.	1.350%	02/15/2017	50,000	50,009
JPMorgan Chase & Co.	1.625%	05/15/2018	50,000	49,555
JPMorgan Chase & Co.	2.350%	01/28/2019	50,000	50,088
JPMorgan Chase & Co.	3.375%	05/01/2023	75,000	73,182
JPMorgan Chase & Co.	3.875%	02/01/2024	50,000	50,622
JPMorgan Chase & Co.	4.850%	02/01/2044	50,000	50,995
National Rural Utilities Cooperative Finance Corp.(a)	4.750%	04/30/2043	75,000	74,250
Nomura Holdings, Inc.	2.000%	09/13/2016	25,000	25,131
Toyota Motor Credit Corp.	2.100%	01/17/2019	50,000	50,207

				1,951,470

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	6.300%	01/15/2038	$50,000	$55,184
Verizon Communications, Inc.	2.500%	09/15/2016	34,000	34,594
Verizon Communications, Inc.	5.150%	09/15/2023	25,000	27,388
Verizon Communications, Inc.	3.500%	11/01/2024	50,000	48,736
Verizon Communications, Inc.	6.400%	09/15/2033	15,000	17,192
Verizon Communications, Inc.(b)	4.272%	01/15/2036	28,000	25,195
Verizon Communications, Inc.	6.400%	02/15/2038	25,000	28,340
Verizon Communications, Inc.	6.900%	04/15/2038	15,000	17,945
Verizon Communications, Inc.	6.550%	09/15/2043	50,000	58,662
Verizon Communications, Inc.	4.862%	08/21/2046	50,000	46,876
Verizon Communications, Inc.(b)	4.522%	09/15/2048	25,000	21,967

				382,079

Electric Utilities – 1.4%
Alabama Power Co.	3.850%	12/01/2042	75,000	68,219
Appalachian Power Co.	4.400%	05/15/2044	25,000	23,661
Baltimore Gas & Electric Co.	6.350%	10/01/2036	50,000	61,998
Berkshire Hathaway Energy Co.	1.100%	05/15/2017	50,000	49,734
Berkshire Hathaway Finance Corp.	1.600%	05/15/2017	25,000	25,273
Consolidated Edison Co. of New York, Inc.	6.200%	06/15/2036	25,000	30,641
Dominion Gas Holdings LLC	4.800%	11/01/2043	25,000	23,981
Duke Energy Carolinas LLC	4.250%	12/15/2041	50,000	48,665
Duke Energy Corp.	1.625%	08/15/2017	50,000	50,142
Exelon Corp.	4.950%	06/15/2035	25,000	25,305
Florida Power & Light Co.	3.250%	06/01/2024	25,000	25,120
Florida Power & Light Co.	4.050%	10/01/2044	50,000	48,152
Hydro-Quebec	1.375%	06/19/2017	50,000	50,435
NiSource Finance Corp.	6.800%	01/15/2019	25,000	28,822
Pacific Gas & Electric Co.	3.250%	06/15/2023	50,000	49,638
Pacific Gas & Electric Co.	6.050%	03/01/2034	50,000	59,558
PPL Capital Funding, Inc.	3.500%	12/01/2022	75,000	75,312
Public Service Co. of Colorado	3.200%	11/15/2020	25,000	25,788
Public Service Electric & Gas Co.	3.650%	09/01/2042	50,000	44,656
Southern California Edison Co.	3.900%	03/15/2043	50,000	46,838
Southern California Gas Co.	3.150%	09/15/2024	25,000	24,833
Southern Co.	1.950%	09/01/2016	25,000	25,307
Virginia Electric & Power Co.	3.450%	02/15/2024	50,000	50,676
WEC Energy Group, Inc.	3.550%	06/15/2025	25,000	24,949

				987,703

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Electrical Equipment – 0.0%(c)
Emerson Electric Co.	2.625%	02/15/2023	$25,000	$24,109

Electronic Equipment, Instruments & Components – 0.1%
Corning, Inc.	5.750%	08/15/2040	25,000	28,356
Lam Research Corp.	2.750%	03/15/2020	25,000	24,881

				53,237

Energy Equipment & Services – 0.1%
Halliburton Co.	7.450%	09/15/2039	25,000	33,231
Weatherford International, Ltd.	4.500%	04/15/2022	25,000	23,350

				56,581

Food & Staples Retailing – 0.6%
Kellogg Co.	4.150%	11/15/2019	25,000	26,508
Kroger Co.	3.850%	08/01/2023	75,000	76,096
Mondelez International, Inc.	4.000%	02/01/2024	25,000	25,707
Sysco Corp.	3.000%	10/02/2021	50,000	50,337
Tyson Foods, Inc.	4.500%	06/15/2022	25,000	26,355
Wal-Mart Stores, Inc.	1.125%	04/11/2018	25,000	24,878
Wal-Mart Stores, Inc.	1.950%	12/15/2018	25,000	25,289
Wal-Mart Stores, Inc.	5.250%	09/01/2035	25,000	28,244
Wal-Mart Stores, Inc.	4.875%	07/08/2040	50,000	53,563
Wal-Mart Stores, Inc.	4.000%	04/11/2043	25,000	23,898
Walgreen Co.	3.100%	09/15/2022	25,000	24,006
Walgreens Boots Alliance, Inc.	4.500%	11/18/2034	25,000	23,247

				408,128

Food Products – 0.2%
Archer-Daniels-Midland Co.(a)	5.765%	03/01/2041	25,000	29,476
ConAgra Foods, Inc.	1.900%	01/25/2018	25,000	24,663
General Mills, Inc.	2.200%	10/21/2019	25,000	24,717
Kraft Foods Group, Inc.	6.125%	08/23/2018	25,000	27,929
Kraft Foods Group, Inc.	6.875%	01/26/2039	50,000	59,598

				166,383

Gas Utilities – 0.1%
AGL Capital Corp.	5.250%	08/15/2019	25,000	27,647
Atmos Energy Corp.	4.150%	01/15/2043	25,000	23,807

				51,454

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.	3.200%	06/15/2023	25,000	25,629
Becton Dickinson and Co.	2.675%	12/15/2019	50,000	49,951
Boston Scientific Corp.	2.650%	10/01/2018	25,000	25,237

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Health Care Equipment & Supplies – (continued)
Covidien International Finance SA	3.200%	06/15/2022	$50,000	$49,801
Express Scripts Holding Co.	6.125%	11/15/2041	25,000	28,803
Medtronic, Inc.	1.375%	04/01/2018	25,000	24,799
Medtronic, Inc.	5.550%	03/15/2040	25,000	27,880
Stryker Corp.	2.000%	09/30/2016	25,000	25,328
Zimmer Biomet Holdings, Inc.	3.550%	04/01/2025	25,000	24,129

				281,557

Health Care Providers & Services – 0.5%
Aetna, Inc.	2.200%	03/15/2019	25,000	24,842
Aetna, Inc.	4.125%	11/15/2042	25,000	22,020
Anthem, Inc.	3.500%	08/15/2024	25,000	23,988
Cardinal Health, Inc.	1.700%	03/15/2018	25,000	24,905
Cigna Corp.	5.375%	02/15/2042	50,000	52,548
Howard Hughes Medical Institute	3.500%	09/01/2023	25,000	25,745
Humana, Inc.	2.625%	10/01/2019	25,000	25,046
Memorial Sloan-Kettering Cancer Center	4.125%	07/01/2052	25,000	22,562
Quest Diagnostics, Inc.	2.700%	04/01/2019	25,000	25,179
Quest Diagnostics, Inc.	4.700%	03/30/2045	25,000	22,178
UnitedHealth Group, Inc.	2.875%	03/15/2022	25,000	24,388
UnitedHealth Group, Inc.	6.875%	02/15/2038	25,000	32,639

				326,040

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.	5.800%	10/15/2017	25,000	27,416
McDonald’s Corp.	1.875%	05/29/2019	25,000	24,717
Starwood Hotels & Resorts Worldwide, Inc.	3.750%	03/15/2025	25,000	24,044

				76,177

Household Products – 0.2%
Colgate-Palmolive Co.	1.750%	03/15/2019	25,000	24,886
Procter & Gamble Co.	1.450%	08/15/2016	25,000	25,226
Procter & Gamble Co.	5.800%	08/15/2034	50,000	61,398

				111,510

Industrial Conglomerates – 0.1%
3M Co.	1.625%	06/15/2019	25,000	24,713
General Electric Co.	4.500%	03/11/2044	50,000	50,382

				75,095

Insurance – 0.7%
ACE INA Holdings, Inc.	4.150%	03/13/2043	25,000	23,727
Allstate Corp.(a)	5.750%	08/15/2053	25,000	26,125

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Insurance – (continued)
American International Group, Inc.	2.300%	07/16/2019	$25,000	$24,973
American International Group, Inc.	4.875%	06/01/2022	50,000	54,658
Berkshire Hathaway, Inc.	3.000%	02/11/2023	25,000	25,026
First American Financial Corp.	4.600%	11/15/2024	25,000	25,085
Hartford Financial Services Group, Inc.	5.125%	04/15/2022	25,000	27,460
Lincoln National Corp.	6.300%	10/09/2037	50,000	58,132
Marsh & McLennan Cos., Inc.	2.550%	10/15/2018	25,000	25,507
MetLife, Inc.	1.756%	12/15/2017	25,000	25,163
MetLife, Inc.	4.368%	09/15/2023	50,000	53,015
Prudential Financial, Inc.	3.500%	05/15/2024	50,000	49,232
Prudential Financial, Inc.	6.625%	06/21/2040	25,000	30,462
Travelers Cos., Inc.	6.250%	06/15/2037	25,000	30,973

				479,538

Internet Software & Services – 0.1%
Amazon.com, Inc.	2.500%	11/29/2022	25,000	23,719
eBay, Inc.	3.450%	08/01/2024	25,000	24,046

				47,765

IT Services – 0.0%(c)
Xerox Corp.	2.950%	03/15/2017	25,000	25,528

Leisure Products – 0.0%(c)
Mattel, Inc.	2.350%	05/06/2019	25,000	24,837

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	1.850%	01/15/2018	50,000	49,883
Thermo Fisher Scientific, Inc.	4.150%	02/01/2024	25,000	25,381

				75,264

Machinery – 0.3%
Caterpillar, Inc.	4.750%	05/15/2064	25,000	24,523
Deere & Co.	2.600%	06/08/2022	25,000	24,525
Eaton Corp.	1.500%	11/02/2017	25,000	24,921
Illinois Tool Works, Inc.	1.950%	03/01/2019	25,000	24,957
Ingersoll-Rand Global Holding Co., Ltd.	6.875%	08/15/2018	25,000	28,511
Stanley Black & Decker, Inc.(a)	5.750%	12/15/2053	50,000	53,500

				180,937

Media – 1.1%
21st Century Fox America, Inc.	7.250%	05/18/2018	25,000	28,659
21st Century Fox America, Inc.	4.000%	10/01/2023	25,000	25,826
21st Century Fox America, Inc.	5.400%	10/01/2043	25,000	26,612
CBS Corp.	2.300%	08/15/2019	25,000	24,585

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Media – (continued)
Comcast Corp.	3.600%	03/01/2024	$25,000	$25,251
Comcast Corp.	4.250%	01/15/2033	50,000	48,956
Comcast Corp.	4.650%	07/15/2042	25,000	24,991
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.400%	03/15/2017	25,000	25,297
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.450%	04/01/2024	25,000	25,615
Discovery Communications LLC	3.250%	04/01/2023	25,000	23,866
Interpublic Group of Cos., Inc.	4.200%	04/15/2024	25,000	25,303
NBCUniversal Media LLC	5.150%	04/30/2020	50,000	56,045
Thomson Reuters Corp.	3.850%	09/29/2024	25,000	24,799
Time Warner Cable, Inc.	6.750%	07/01/2018	25,000	27,980
Time Warner Cable, Inc.	4.000%	09/01/2021	25,000	25,558
Time Warner Cable, Inc.	5.875%	11/15/2040	50,000	48,602
Time Warner Cable, Inc.	5.500%	09/01/2041	25,000	23,320
Time Warner, Inc.	3.550%	06/01/2024	25,000	24,412
Time Warner, Inc.	6.500%	11/15/2036	50,000	59,465
Time Warner, Inc.	4.650%	06/01/2044	25,000	23,697
Viacom, Inc.	2.200%	04/01/2019	25,000	24,620
Viacom, Inc.	4.875%	06/15/2043	25,000	22,286
Walt Disney Co.	1.100%	12/01/2017	25,000	24,888
Walt Disney Co.	5.500%	03/15/2019	25,000	28,178
WPP Finance 2010	3.625%	09/07/2022	25,000	25,095

				743,906

Metals & Mining – 0.5%
Barrick Gold Corp.	5.250%	04/01/2042	25,000	22,387
Barrick North America Finance LLC	4.400%	05/30/2021	25,000	25,484
BHP Billiton Finance USA, Ltd.	1.625%	02/24/2017	50,000	50,436
BHP Billiton Finance USA, Ltd.	4.125%	02/24/2042	25,000	22,819
Freeport-McMoRan, Inc.	2.375%	03/15/2018	25,000	24,760
Freeport-McMoRan, Inc.	3.550%	03/01/2022	25,000	23,053
Freeport-McMoRan, Inc.	4.550%	11/14/2024	25,000	23,184
Newmont Mining Corp.	3.500%	03/15/2022	25,000	23,797
Nucor Corp.	4.000%	08/01/2023	25,000	25,245
Rio Tinto Finance USA PLC	2.250%	12/14/2018	25,000	25,126
Rio Tinto Finance USA PLC	3.500%	03/22/2022	25,000	25,080
Southern Copper Corp.	5.875%	04/23/2045	7,000	6,617
Teck Resources, Ltd.	5.200%	03/01/2042	50,000	35,188
Vale Overseas, Ltd.	4.375%	01/11/2022	25,000	24,418
Vale Overseas, Ltd.	8.250%	01/17/2034	25,000	27,575

				385,169

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Multi-National – 1.6%
African Development Bank	0.875%	05/15/2017	$25,000	$25,054
Asian Development Bank	1.750%	09/11/2018	50,000	50,852
Asian Development Bank	2.125%	11/24/2021	75,000	75,134
Council of Europe Development Bank	1.125%	05/31/2018	25,000	24,970
European Bank for Reconstruction & Development	1.000%	09/17/2018	50,000	49,552
European Bank for Reconstruction & Development	1.625%	11/15/2018	25,000	25,236
European Investment Bank	0.500%	08/15/2016	100,000	99,996
European Investment Bank	0.875%	04/18/2017	50,000	50,115
European Investment Bank	1.000%	06/15/2018	50,000	49,745
European Investment Bank	1.875%	03/15/2019	50,000	50,730
European Investment Bank	1.750%	06/17/2019	25,000	25,203
European Investment Bank	2.500%	04/15/2021	50,000	51,283
European Investment Bank	2.125%	10/15/2021	50,000	49,936
European Investment Bank	2.500%	10/15/2024	25,000	24,995
Export-Import Bank of Korea	5.125%	06/29/2020	100,000	111,912
Inter-American Development Bank	0.625%	09/12/2016	25,000	25,025
Inter-American Development Bank	1.375%	10/18/2016	50,000	50,523
Inter-American Development Bank	1.250%	01/16/2018	25,000	25,148
Inter-American Development Bank	2.125%	11/09/2020	25,000	25,339
International Bank for Reconstruction & Development	1.000%	09/15/2016	100,000	100,563
International Bank for Reconstruction & Development	0.750%	12/15/2016	25,000	25,052
International Bank for Reconstruction & Development	2.125%	11/01/2020	25,000	25,352
International Bank for Reconstruction & Development	2.500%	11/25/2024	50,000	50,135
International Bank for Reconstruction & Development	4.750%	02/15/2035	25,000	30,289

				1,122,139

Multi-Utilities – 0.2%
American Water Capital Corp.	3.400%	03/01/2025	25,000	24,868
DTE Energy Co.	2.400%	12/01/2019	25,000	24,846
Midamerican Funding LLC	6.927%	03/01/2029	50,000	65,078

				114,792

Multiline Retail – 0.1%
Kohl’s Corp.	6.875%	12/15/2037	25,000	29,683
Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	25,000	24,888
Target Corp.	6.000%	01/15/2018	25,000	27,882
Target Corp.	2.300%	06/26/2019	25,000	25,335

				107,788

Oil, Gas & Consumable Fuels – 3.3%
Anadarko Petroleum Corp.	6.200%	03/15/2040	25,000	27,995
Apache Corp.	6.000%	01/15/2037	50,000	53,644

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Baker Hughes, Inc.	3.200%	08/15/2021	$25,000	$25,229
BP Capital Markets PLC	1.375%	05/10/2018	25,000	24,778
BP Capital Markets PLC	2.237%	05/10/2019	25,000	25,100
BP Capital Markets PLC	3.814%	02/10/2024	25,000	25,496
Buckeye Partners L.P.	4.875%	02/01/2021	25,000	25,886
Canadian Natural Resources, Ltd.	3.450%	11/15/2021	25,000	25,098
Canadian Natural Resources, Ltd.	3.900%	02/01/2025	25,000	24,443
CenterPoint Energy, Inc.	6.500%	05/01/2018	100,000	111,966
Chevron Corp.	1.718%	06/24/2018	25,000	25,137
Chevron Corp.	3.191%	06/24/2023	25,000	25,132
ConocoPhillips	5.750%	02/01/2019	25,000	28,227
ConocoPhillips Holding Co.	6.950%	04/15/2029	50,000	64,374
Continental Resources, Inc.	3.800%	06/01/2024	25,000	22,687
Devon Energy Corp.	3.250%	05/15/2022	25,000	24,644
Ecopetrol SA	7.375%	09/18/2043	50,000	52,250
Enbridge Energy Partners L.P.	4.200%	09/15/2021	25,000	25,557
Energy Transfer Partners L.P.	6.700%	07/01/2018	50,000	55,582
Energy Transfer Partners L.P.	4.750%	01/15/2026	25,000	24,786
Energy Transfer Partners L.P.	5.150%	02/01/2043	25,000	21,992
Enterprise Products Operating LLC	6.500%	01/31/2019	25,000	28,516
Enterprise Products Operating LLC	4.850%	03/15/2044	50,000	46,891
Hess Corp.	5.600%	02/15/2041	25,000	25,367
Kinder Morgan Energy Partners L.P.	3.500%	03/01/2021	25,000	24,584
Kinder Morgan Energy Partners L.P.	5.400%	09/01/2044	25,000	22,651
Kinder Morgan, Inc.	3.050%	12/01/2019	25,000	24,868
Kinder Morgan, Inc.	5.050%	02/15/2046	50,000	43,300
Marathon Oil Corp.	2.800%	11/01/2022	25,000	23,436
Marathon Petroleum Corp.	3.625%	09/15/2024	50,000	48,625
Nexen Energy ULC	5.875%	03/10/2035	100,000	111,246
Noble Energy, Inc.	5.250%	11/15/2043	25,000	24,098
Noble Holding International, Ltd.	6.200%	08/01/2040	25,000	20,337
Occidental Petroleum Corp.	4.100%	02/01/2021	25,000	26,564
ONEOK Partners L.P.	3.375%	10/01/2022	25,000	23,343
Petro-Canada	5.350%	07/15/2033	25,000	26,269
Petrobras Global Finance BV	3.250%	03/17/2017	25,000	24,636
Petrobras Global Finance BV	5.875%	03/01/2018	50,000	51,082
Petrobras Global Finance BV	3.000%	01/15/2019	50,000	46,213
Petrobras Global Finance BV	6.250%	03/17/2024	75,000	72,579
Petroleos Mexicanos	3.500%	07/18/2018	25,000	25,719
Petroleos Mexicanos	3.500%	01/30/2023	25,000	23,687

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Petroleos Mexicanos(b)	4.250%	01/15/2025	$25,000	$24,344
Petroleos Mexicanos(b)	5.500%	06/27/2044	25,000	22,937
Petroleos Mexicanos(b)	6.375%	01/23/2045	100,000	102,500
Plains All American Pipeline L.P. / PAA Finance Corp.	3.600%	11/01/2024	25,000	24,011
Shell International Finance BV	0.900%	11/15/2016	25,000	25,021
Shell International Finance BV	4.300%	09/22/2019	25,000	27,129
Shell International Finance BV	5.500%	03/25/2040	25,000	28,333
Shell International Finance BV	4.375%	05/11/2045	100,000	98,241
Spectra Energy Partners L.P.	2.950%	09/25/2018	25,000	25,495
Statoil ASA	1.950%	11/08/2018	25,000	25,174
Statoil ASA	2.650%	01/15/2024	75,000	72,025
Statoil ASA	3.700%	03/01/2024	25,000	25,912
Suncor Energy, Inc.	3.600%	12/01/2024	25,000	24,873
Sunoco Logistics Partners Operations L.P.	5.350%	05/15/2045	25,000	22,778
Total Capital International SA	3.750%	04/10/2024	25,000	25,784
Total Capital SA	2.125%	08/10/2018	25,000	25,339
TransCanada PipeLines, Ltd.	7.625%	01/15/2039	25,000	33,291
TransCanada PipeLines, Ltd.(a)	6.350%	05/15/2067	25,000	23,500
Valero Energy Corp.	6.125%	02/01/2020	25,000	28,404
Williams Partners L.P.	5.250%	03/15/2020	25,000	27,246
Williams Partners L.P.	3.900%	01/15/2025	50,000	47,011
XTO Energy, Inc.	6.750%	08/01/2037	25,000	34,689

				2,298,051

Paper & Forest Products – 0.1%
Georgia-Pacific LLC	7.750%	11/15/2029	25,000	33,579
International Paper Co.	3.650%	06/15/2024	25,000	24,579

				58,158

Personal Products – 0.0%(c)
Estee Lauder Cos., Inc.	3.700%	08/15/2042	25,000	21,629

Pharmaceuticals – 1.0%
Abbott Laboratories	2.950%	03/15/2025	25,000	23,947
AbbVie, Inc.	1.750%	11/06/2017	25,000	25,052
AbbVie, Inc.	2.900%	11/06/2022	25,000	24,170
Actavis Funding SCS	2.350%	03/12/2018	25,000	25,147
Actavis Funding SCS	3.000%	03/12/2020	25,000	25,034
Actavis Funding SCS	3.800%	03/15/2025	25,000	24,493
Actavis Funding SCS	4.750%	03/15/2045	25,000	23,769
Actavis, Inc.	1.875%	10/01/2017	25,000	24,959
AstraZeneca PLC	4.000%	09/18/2042	25,000	23,151

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
Baxalta, Inc.	2.875%	06/23/2020	$25,000	$24,973
Baxalta, Inc.	4.000%	06/23/2025	25,000	24,849
Bristol-Myers Squibb Co.	1.750%	03/01/2019	25,000	24,887
Eli Lilly & Co.	5.550%	03/15/2037	25,000	29,176
Express Scripts Holding Co.	2.250%	06/15/2019	25,000	24,814
GlaxoSmithKline Capital, Inc.	2.800%	03/18/2023	25,000	24,347
GlaxoSmithKline Capital, Inc.	4.200%	03/18/2043	25,000	23,924
Johnson & Johnson	5.550%	08/15/2017	25,000	27,339
Johnson & Johnson	3.375%	12/05/2023	25,000	25,817
McKesson Corp.	2.284%	03/15/2019	25,000	24,916
Merck & Co., Inc.	2.400%	09/15/2022	25,000	23,980
Merck & Co., Inc.	3.600%	09/15/2042	25,000	21,837
Novartis Capital Corp.	3.400%	05/06/2024	25,000	25,316
Novartis Securities Investment, Ltd.	5.125%	02/10/2019	25,000	27,772
Pfizer, Inc.	3.400%	05/15/2024	25,000	25,182
Teva Pharmaceutical Finance IV LLC	2.250%	03/18/2020	25,000	24,474
Wyeth LLC	5.450%	04/01/2017	50,000	53,769
Wyeth LLC	6.000%	02/15/2036	25,000	29,920
Zoetis, Inc.	4.700%	02/01/2043	25,000	23,804

				730,818

Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.	3.400%	02/15/2019	25,000	25,575
American Tower Corp.	3.500%	01/31/2023	50,000	47,796
AvalonBay Communities, Inc.	2.950%	09/15/2022	25,000	24,310
Boston Properties L.P.	3.850%	02/01/2023	25,000	25,588
Brandywine Operating Partnership L.P.	4.100%	10/01/2024	25,000	24,650
DDR Corp.	3.500%	01/15/2021	25,000	25,210
Digital Realty Trust L.P.	3.950%	07/01/2022	25,000	24,937
Duke Realty L.P.	3.875%	02/15/2021	25,000	25,866
ERP Operating L.P.	2.375%	07/01/2019	50,000	49,994
HCP, Inc.	2.625%	02/01/2020	25,000	24,624
Health Care REIT, Inc.	5.250%	01/15/2022	50,000	54,361
Hospitality Properties Trust	4.500%	06/15/2023	25,000	24,943
Realty Income Corp.	4.125%	10/15/2026	50,000	50,401
Simon Property Group L.P.	2.150%	09/15/2017	25,000	25,390
Simon Property Group L.P.	5.650%	02/01/2020	25,000	28,405
Tanger Properties L.P.	3.875%	12/01/2023	25,000	25,158
Ventas Realty L.P.	1.550%	09/26/2016	25,000	25,126
Weyerhaeuser Co.	4.625%	09/15/2023	25,000	26,542

				558,876

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Road & Rail – 0.4%
Burlington Northern Santa Fe LLC	3.750%	04/01/2024	$25,000	$25,504
Burlington Northern Santa Fe LLC	4.450%	03/15/2043	50,000	48,281
Burlington Northern Santa Fe LLC	4.550%	09/01/2044	25,000	24,593
Canadian National Railway Co.	2.950%	11/21/2024	50,000	49,255
CSX Corp.	3.400%	08/01/2024	25,000	24,933
Norfolk Southern Corp.	3.000%	04/01/2022	25,000	24,827
Ryder System, Inc.	2.450%	09/03/2019	25,000	24,824
Union Pacific Corp.	4.750%	12/15/2043	25,000	25,979

				248,196

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.	1.950%	10/01/2016	25,000	25,376
Intel Corp.	3.300%	10/01/2021	25,000	25,961
Texas Instruments, Inc.	2.750%	03/12/2021	25,000	25,223

				76,560

Software – 0.4%
Microsoft Corp.	3.625%	12/15/2023	25,000	26,196
Microsoft Corp.	5.200%	06/01/2039	50,000	55,703
Oracle Corp.	2.375%	01/15/2019	25,000	25,354
Oracle Corp.	2.250%	10/08/2019	75,000	75,217
Oracle Corp.	2.500%	05/15/2022	50,000	48,483
Oracle Corp.	2.950%	05/15/2025	10,000	9,622
Oracle Corp.	3.900%	05/15/2035	5,000	4,651
Oracle Corp.	4.375%	05/15/2055	10,000	9,277

				254,503

Specialty Retail – 0.3%
Costco Wholesale Corp.	1.125%	12/15/2017	25,000	24,871
CVS Health Corp.	4.000%	12/05/2023	25,000	25,696
CVS Health Corp.	3.375%	08/12/2024	25,000	24,311
Home Depot, Inc.	2.250%	09/10/2018	25,000	25,518
Home Depot, Inc.	3.750%	02/15/2024	25,000	25,977
Lowe’s Cos., Inc.	4.250%	09/15/2044	25,000	24,059
QVC, Inc.	5.450%	08/15/2034	50,000	45,402
Starbucks Corp.	3.850%	10/01/2023	25,000	26,257

				222,091

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	1.050%	05/05/2017	25,000	25,019
Apple, Inc.	1.550%	02/07/2020	25,000	24,434
Apple, Inc.	2.850%	05/06/2021	25,000	25,339

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Apple, Inc.	2.400%	05/03/2023	$25,000	$23,884
Apple, Inc.	3.850%	05/04/2043	25,000	22,721
EMC Corp.	1.875%	06/01/2018	25,000	25,021
Fidelity National Information Services, Inc.	3.875%	06/05/2024	25,000	24,648
Hewlett-Packard Co.	5.400%	03/01/2017	25,000	26,582
Hewlett-Packard Co.	2.750%	01/14/2019	25,000	25,228
Hewlett-Packard Co.	4.050%	09/15/2022	25,000	25,226
International Business Machines Corp.	3.625%	02/12/2024	50,000	50,705
International Business Machines Corp.	5.875%	11/29/2032	25,000	30,161
Seagate HDD Cayman	4.750%	06/01/2023	50,000	50,876

				379,844

Tobacco – 0.3%
Altria Group, Inc.	2.625%	01/14/2020	50,000	49,675
Altria Group, Inc.	4.000%	01/31/2024	25,000	25,337
Altria Group, Inc.	4.500%	05/02/2043	25,000	23,053
Philip Morris International, Inc.	1.875%	01/15/2019	50,000	49,705
Philip Morris International, Inc.	4.500%	03/26/2020	25,000	27,186
Philip Morris International, Inc.	4.125%	03/04/2043	25,000	22,959
RJ Reynolds Tobacco Co.	3.750%	05/20/2023	25,000	24,276

				222,191

Trading Companies & Distributors – 0.1%
GATX Corp.	2.500%	03/15/2019	50,000	49,512

Wireless Telecommunication Services – 0.6%
AT&T, Inc.	2.300%	03/11/2019	25,000	24,931
AT&T, Inc.	3.900%	03/11/2024	25,000	25,153
AT&T, Inc.	4.800%	06/15/2044	50,000	45,958
BellSouth Corp.	6.550%	06/15/2034	50,000	54,445
Orange SA	2.750%	02/06/2019	25,000	25,232
Telefonica Europe BV	8.250%	09/15/2030	25,000	33,277
Telefonos de Mexico S.A.B. de C.V.	5.500%	11/15/2019	100,000	112,187
Vodafone Group PLC	1.500%	02/19/2018	25,000	24,589
Vodafone Group PLC	2.950%	02/19/2023	25,000	23,312
Vodafone Group PLC	4.375%	02/19/2043	50,000	42,479

				411,563

TOTAL CORPORATE BONDS (Cost $18,820,326)				18,468,045

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Brazilian Government International Bond	5.875%	01/15/2019	$100,000	$111,000
Canada Government International Bond	1.625%	02/27/2019	50,000	50,483
Export Development Canada	1.250%	10/26/2016	25,000	25,226
Inter-American Development Bank	1.875%	06/16/2020	35,000	35,170
Italy Government International Bond	5.250%	09/20/2016	100,000	105,130
Mexico Government International Bond	3.500%	01/21/2021	100,000	101,900
Mexico Government International Bond	6.050%	01/11/2040	30,000	34,275
Mexico Government International Bond	4.750%	03/08/2044	50,000	47,825
Panama Government International Bond	6.700%	01/26/2036	50,000	61,500
Peruvian Government International Bond	5.625%	11/18/2050	50,000	55,750
Philippine Government International Bond	7.750%	01/14/2031	100,000	144,250
Poland Government International Bond	5.000%	03/23/2022	50,000	55,525
Province of British Columbia Canada	2.650%	09/22/2021	50,000	51,417
Province of Manitoba Canada	1.125%	06/01/2018	25,000	24,931
Province of Nova Scotia Canada	5.125%	01/26/2017	25,000	26,647
Province of Ontario Canada	1.100%	10/25/2017	50,000	50,057
Province of Ontario Canada	4.400%	04/14/2020	50,000	55,696
Province of Ontario Canada	2.500%	09/10/2021	25,000	25,298
Province of Quebec Canada	2.750%	08/25/2021	50,000	51,238
Province of Quebec Canada	2.625%	02/13/2023	50,000	50,300
South Africa Government International Bond	6.875%	05/27/2019	100,000	113,520
Turkey Government International Bond	6.750%	04/03/2018	100,000	110,512
Turkey Government International Bond	6.875%	03/17/2036	50,000	58,125
Uruguay Government International Bond	5.100%	06/18/2050	50,000	47,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,488,356)				1,493,275

U.S. GOVERNMENT AGENCY MBS TBA – 15.9%
Fannie Mae TBA(d)	3.000%	07/01/2030	600,000	621,422
Fannie Mae TBA(d)	3.000%	07/01/2045	1,500,000	1,493,672
Fannie Mae TBA(d)	3.500%	07/01/2045	1,400,000	1,442,219
Fannie Mae TBA(d)	4.000%	07/01/2045	775,000	820,773
Fannie Mae TBA(d)	5.000%	07/01/2045	350,000	386,641
Freddie Mac TBA(d)	2.500%	07/01/2030	750,000	758,262
Freddie Mac TBA(d)	4.000%	07/01/2030	250,000	261,982
Freddie Mac TBA(d)	3.000%	07/01/2045	750,000	745,254
Freddie Mac TBA(d)	3.500%	07/01/2045	750,000	771,152
Freddie Mac TBA(d)	4.000%	07/01/2045	1,000,000	1,057,109
Government National Mortgage Association TBA(d)	3.000%	07/01/2045	500,000	504,688
Government National Mortgage Association TBA(d)	3.500%	07/01/2045	1,550,000	1,608,125
Government National Mortgage Association TBA(d)	4.000%	07/01/2045	500,000	531,875

TOTAL U.S. GOVERNMENT AGENCY MBS TBA (Cost $10,971,690)				11,003,174

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.3%
Fannie Mae	5.375%	07/15/2016	$50,000	$52,569
Fannie Mae	0.625%	08/26/2016	50,000	50,098
Fannie Mae	1.250%	09/28/2016	75,000	75,708
Fannie Mae	0.750%	04/20/2017	75,000	75,119
Fannie Mae	2.000%	09/26/2017	75,000	76,302
Fannie Mae	1.000%	09/27/2017	100,000	100,378
Fannie Mae	1.532%	10/25/2017	70,375	70,907
Fannie Mae	0.875%	10/26/2017	75,000	75,036
Fannie Mae	4.500%	04/01/2018	78,200	81,696
Fannie Mae	0.875%	05/21/2018	50,000	49,757
Fannie Mae	4.000%	08/01/2018	129,683	136,161
Fannie Mae	4.000%	01/01/2019	121,912	127,792
Fannie Mae	4.000%	09/01/2019	188,048	197,169
Fannie Mae	1.750%	09/12/2019	75,000	75,565
Fannie Mae	4.000%	05/01/2020	125,080	131,328
Fannie Mae	4.500%	05/01/2020	86,314	90,173
Fannie Mae	1.500%	06/22/2020	100,000	98,824
Fannie Mae	4.000%	03/01/2021	125,000	131,195
Fannie Mae	2.940%	07/25/2021	140,000	144,831
Fannie Mae(a)	2.465%	03/25/2023	47,591	47,410
Fannie Mae	3.500%	11/01/2025	108,619	114,682
Fannie Mae	3.500%	01/01/2027	125,787	132,807
Fannie Mae	3.500%	05/01/2029	115,545	121,897
Fannie Mae	3.000%	08/01/2029	100,175	103,815
Fannie Mae	3.500%	10/01/2029	88,440	93,302
Fannie Mae	7.250%	05/15/2030	75,000	111,631
Fannie Mae	3.000%	06/01/2030	124,470	129,027
Fannie Mae	5.500%	02/01/2037	84,257	94,547
Fannie Mae	5.500%	09/01/2040	126,653	142,086
Fannie Mae	4.500%	12/01/2040	355,247	384,525
Fannie Mae	5.500%	09/01/2041	207,153	232,399
Fannie Mae	4.500%	01/01/2042	170,580	184,669
Fannie Mae	5.000%	05/01/2042	149,747	165,496
Fannie Mae	4.500%	09/01/2043	262,678	284,327
Fannie Mae	4.500%	09/01/2043	83,024	89,729
Fannie Mae	4.500%	11/01/2043	177,989	192,365
Fannie Mae	4.500%	06/01/2044	264,025	285,439
Fannie Mae	3.500%	10/01/2044	88,194	90,919
Fannie Mae	4.000%	10/01/2044	91,272	96,691
Fannie Mae	4.000%	10/01/2044	75,789	80,289
Fannie Mae	3.500%	01/01/2045	121,593	125,390

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Fannie Mae	3.500%	01/01/2045	$144,428	$148,890
Fannie Mae	4.000%	03/01/2045	148,787	157,741
Fannie Mae	3.500%	05/01/2045	99,419	102,524
Federal Farm Credit Banks	3.500%	12/20/2023	50,000	53,579
Federal Home Loan Bank	2.000%	09/09/2016	25,000	25,466
Federal Home Loan Bank	0.625%	11/23/2016	100,000	100,105
Federal Home Loan Bank	0.625%	12/28/2016	50,000	50,030
Federal Home Loan Bank	0.875%	05/24/2017	75,000	75,253
Federal Home Loan Bank	1.000%	06/21/2017	100,000	100,544
Federal Home Loan Bank	1.200%	05/24/2018	50,000	49,929
Federal Home Loan Bank	1.875%	03/08/2019	50,000	50,895
Federal Home Loan Bank	2.250%	06/11/2021	75,000	76,046
Federal Home Loan Bank	2.875%	09/13/2024	50,000	50,500
Federal Home Loan Mortgage Corp.	0.875%	10/14/2016	100,000	100,473
Federal Home Loan Mortgage Corp.	0.875%	02/22/2017	75,000	75,348
Federal Home Loan Mortgage Corp.	5.000%	04/18/2017	100,000	107,725
Federal Home Loan Mortgage Corp.	1.000%	06/29/2017	50,000	50,261
Federal Home Loan Mortgage Corp.	1.000%	09/29/2017	100,000	100,391
Federal Home Loan Mortgage Corp.	0.875%	03/07/2018	75,000	74,765
Federal Home Loan Mortgage Corp.	1.250%	10/02/2019	75,000	74,001
Federal Home Loan Mortgage Corp.	2.375%	01/13/2022	75,000	75,935
Freddie Mac	3.320%	07/25/2020	56,798	59,040
Freddie Mac	3.111%	02/25/2023	100,000	103,374
Freddie Mac	2.500%	10/01/2029	91,594	92,676
Freddie Mac	5.000%	07/01/2041	445,776	489,746
Freddie Mac	4.000%	04/01/2042	87,214	92,751
Freddie Mac	4.500%	05/01/2044	173,358	187,197
Freddie Mac	4.000%	12/01/2044	141,342	149,457
Freddie Mac	3.500%	01/01/2045	144,463	148,692
Government National Mortgage Association	5.000%	06/15/2040	113,805	126,915
Government National Mortgage Association	5.000%	10/15/2041	159,444	176,361
Government National Mortgage Association	4.000%	02/20/2042	58,742	62,350
Government National Mortgage Association	4.000%	07/20/2042	38,283	40,634
Government National Mortgage Association	5.500%	10/20/2043	153,637	172,355
Government National Mortgage Association	4.500%	01/20/2044	382,985	413,134
Government National Mortgage Association	5.000%	03/20/2044	204,766	226,144
Government National Mortgage Association	4.000%	08/20/2044	93,181	98,725
Government National Mortgage Association	3.500%	10/20/2044	131,117	136,131
Government National Mortgage Association	4.000%	10/20/2044	124,511	131,919
Government National Mortgage Association	4.500%	11/20/2044	171,207	184,701
Government National Mortgage Association	3.000%	12/20/2044	144,385	145,936

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Government National Mortgage Association	3.500%	12/20/2044	$93,870	$97,460
Government National Mortgage Association	4.500%	12/20/2044	133,957	144,514
Government National Mortgage Association	3.500%	04/20/2045	199,330	207,117
Tennessee Valley Authority	3.500%	12/15/2042	50,000	46,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,602,504)				10,578,299

U.S. TREASURY OBLIGATIONS – 35.5%
U.S. Treasury Note(e)	1.500%	07/31/2016	750,000	759,143
U.S. Treasury Note(e)	3.000%	08/31/2016	800,000	824,224
U.S. Treasury Note(e)	0.625%	10/15/2016	500,000	501,340
U.S. Treasury Note(e)	0.375%	10/31/2016	300,000	299,775
U.S. Treasury Note(e)	0.500%	11/30/2016	300,000	300,183
U.S. Treasury Note(e)	0.875%	11/30/2016	250,000	251,450
U.S. Treasury Note(e)	0.625%	12/31/2016	350,000	350,756
U.S. Treasury Note(e)	0.875%	01/31/2017	750,000	754,245
U.S. Treasury Note(e)	0.500%	02/28/2017	500,000	499,670
U.S. Treasury Note(e)	1.000%	03/31/2017	750,000	755,760
U.S. Treasury Note(e)	0.625%	05/31/2017	750,000	749,985
U.S. Treasury Note(e)	0.500%	07/31/2017	750,000	747,405
U.S. Treasury Note(e)	1.875%	09/30/2017	1,000,000	1,025,450
U.S. Treasury Note(e)	0.875%	11/15/2017	750,000	751,380
U.S. Treasury Note(e)	0.875%	01/15/2018	250,000	250,107
U.S. Treasury Note(e)	1.000%	02/15/2018	500,000	501,450
U.S. Treasury Note(e)	0.750%	04/15/2018	200,000	198,922
U.S. Treasury Note(e)	4.000%	08/15/2018	250,000	273,095
U.S. Treasury Note(e)	1.375%	09/30/2018	100,000	100,821
U.S. Treasury Note(e)	1.500%	12/31/2018	750,000	757,373
U.S. Treasury Note(e)	1.375%	02/28/2019	500,000	501,875
U.S. Treasury Note(e)	1.000%	08/31/2019	500,000	491,255
U.S. Treasury Note(e)	1.625%	08/31/2019	1,000,000	1,008,190
U.S. Treasury Note(e)	1.000%	09/30/2019	500,000	490,670
U.S. Treasury Note(e)	1.625%	12/31/2019	1,000,000	1,004,010
U.S. Treasury Note(e)	1.250%	01/31/2020	250,000	246,697
U.S. Treasury Note(e)	1.375%	02/29/2020	500,000	495,760
U.S. Treasury Note(e)	1.125%	04/30/2020	100,000	97,712
U.S. Treasury Note(e)	1.375%	04/30/2020	350,000	346,164
U.S. Treasury Note(e)	1.500%	05/31/2020	300,000	298,359
U.S. Treasury Note(e)	1.625%	06/30/2020	75,000	74,988
U.S. Treasury Note(e)	2.125%	08/31/2020	500,000	510,765
U.S. Treasury Note(e)	1.750%	10/31/2020	150,000	150,110
U.S. Treasury Note(e)	2.000%	02/28/2021	750,000	756,802

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Note(e)	2.000%	05/31/2021	$750,000	$754,792
U.S. Treasury Note(e)	2.000%	11/15/2021	500,000	500,915
U.S. Treasury Note(e)	1.500%	01/31/2022	200,000	193,612
U.S. Treasury Note(e)	1.750%	02/28/2022	600,000	589,572
U.S. Treasury Note(e)	1.750%	03/31/2022	250,000	245,423
U.S. Treasury Note(e)	1.750%	04/30/2022	300,000	294,285
U.S. Treasury Note(e)	1.875%	05/31/2022	100,000	98,883
U.S. Treasury Note(e)	1.750%	05/15/2023	250,000	241,830
U.S. Treasury Note(e)	2.750%	02/15/2024	100,000	103,830
U.S. Treasury Note(e)	2.000%	02/15/2025	625,000	607,069
U.S. Treasury Note(e)	2.125%	05/15/2025	200,000	196,328
U.S. Treasury Bond(e)	5.250%	11/15/2028	650,000	848,165
U.S. Treasury Bond(e)	4.375%	02/15/2038	300,000	368,967
U.S. Treasury Bond(e)	4.375%	05/15/2040	750,000	923,183
U.S. Treasury Bond(e)	3.000%	05/15/2042	200,000	195,954
U.S. Treasury Bond(e)	3.625%	08/15/2043	100,000	109,979
U.S. Treasury Bond(e)	3.125%	08/15/2044	500,000	500,685
U.S. Treasury Bond(e)	3.000%	11/15/2044	175,000	171,099
U.S. Treasury Bond(e)	2.500%	02/15/2045	550,000	484,165

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,706,205)				24,554,627

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.2%
Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	04/10/2046	75,000	75,374
COMM 2013-CCRE8 Mortgage Trust	3.334%	06/10/2046	65,000	66,348
COMM 2013-LC6 Mortgage Trust	1.906%	01/10/2046	75,000	75,343
COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/2047	100,000	102,421
GS Mortgage Securities Trust 2013-GC13(a)	4.173%	07/10/2046	80,000	85,782
JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	02/15/2047	50,000	53,181
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	1.689%	12/15/2048	90,000	90,141
Morgan Stanley Capital I Trust 2007-HQ11(a)	5.447%	02/12/2044	100,000	104,833
Wells Fargo Commercial Mortgage Trust 2014-LC16(a)	1.294%	08/15/2050	76,488	76,216
WFRBS Commercial Mortgage Trust 2014-C19	3.660%	03/15/2047	75,000	78,058

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $814,170)				807,697

ASSET BACKED SECURITIES – 0.6%
Automobiles – 0.2%
CarMax Auto Owner Trust 2015-1	1.380%	11/15/2019	75,000	75,216
Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/2018	65,000	64,942

				140,158

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

ASSET BACKED SECURITIES – (continued)
Credit Card Receivables – 0.4%
Capital One Multi-Asset Execution Trust	1.480%	07/15/2020	$30,000	$30,182
Citibank Credit Card Issuance Trust	5.350%	02/07/2020	100,000	110,050
Citibank Credit Card Issuance Trust	2.880%	01/23/2023	100,000	102,992

				243,224

TOTAL ASSET BACKED SECURITIES (Cost $380,107)				383,382

MUNICIPAL BONDS – 0.2%
Pennsylvania – 0.0%(c)
Commonwealth of Pennsylvania	5.450%	02/15/2030	20,000	22,989

California – 0.2%
Los Angeles Department of Water & Power	5.716%	07/01/2039	100,000	119,641
Los Angeles Unified School District	5.750%	07/01/2034	25,000	29,995

				149,636

TOTAL MUNICIPAL BONDS (Cost $180,287)				172,625

SHORT TERM INVESTMENT – 16.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11%(f)(g)(h) (Cost $11,372,070)			11,372,070	11,372,070

TOTAL INVESTMENTS – 114.0%(i) (Cost $79,335,715)				78,833,194
Other Liabilities in Excess of Assets – (14.0)%				(9,686,621)

NET ASSETS – 100.0%				$69,146,573

(a)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2015.

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $196,943 or 0.28% of net assets as of June 30, 2015.

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security.

(e)	All or portion of this security has been designated as collateral for TBA securities.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(h)	Value is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)	Unless otherwise indicated, the values of securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

Abbreviations
MBS	Mortgage Backed Securities
PLC	Public Limited Company
TBA	To Be Announced

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Common Stocks	98.5%
Rights	0.0 **
Short Term Investment	1.9
Other Liabilities in Excess of Assets	(0.4)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
Financials	27.6%
Consumer Discretionary	11.6
Industrials	11.1
Consumer Staples	9.7
Health Care	8.8
Total	68.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 98.5%
Australia – 4.7%
AGL Energy, Ltd.	3,284	$39,250
Alumina, Ltd.	12,209	14,357
Amcor, Ltd.	5,898	62,196
AMP, Ltd.	14,590	67,508
APA Group	5,387	34,117
Aristocrat Leisure, Ltd.	2,686	15,793
Asciano, Ltd.	4,715	24,099
ASX, Ltd.	936	28,704
Aurizon Holdings, Ltd.	10,331	40,734
AusNet Services	4,065	4,359
Australia & New Zealand Banking Group, Ltd.	13,899	343,985
Bank of Queensland, Ltd.	1,822	17,883
Bendigo & Adelaide Bank, Ltd.	2,205	20,778
BHP Billiton, Ltd.	16,199	336,787
Boral, Ltd.	3,784	17,014
Brambles, Ltd.	7,570	61,674
Caltex Australia, Ltd.	1,526	37,356
CIMIC Group, Ltd.	229	3,828
Coca-Cola Amatil, Ltd.	2,795	19,656
Cochlear, Ltd.	276	17,003
Commonwealth Bank of Australia	8,386	548,704
Computershare, Ltd.	2,285	20,566
Crown Resorts, Ltd.	1,760	16,503
CSL, Ltd.	2,467	163,959
Dexus Property Group REIT	4,377	24,558
Federation Centres REIT	16,778	37,655
Flight Centre Travel Group, Ltd.	125	3,277
Fortescue Metals Group, Ltd.	7,526	11,048
Goodman Group REIT	8,437	40,659
GPT Group REIT	8,147	26,800
Harvey Norman Holdings, Ltd.	4,776	16,555
Healthscope, Ltd.	5,442	11,377
Iluka Resources, Ltd.	2,024	11,947
Incitec Pivot, Ltd.	8,000	23,673
Insurance Australia Group, Ltd.	11,319	48,545
Lend Lease Group	2,681	30,971
Macquarie Group, Ltd.	1,606	100,478
Medibank Pvt, Ltd.(a)	11,545	17,836
Mirvac Group REIT	17,872	25,412
National Australia Bank, Ltd.	13,626	348,854
Newcrest Mining, Ltd.(a)	3,705	37,077
Orica, Ltd.	1,802	29,473
Origin Energy, Ltd.	5,400	49,681
Platinum Asset Management, Ltd.	1,125	6,468
Qantas Airways, Ltd.(a)	2,430	5,902
QBE Insurance Group, Ltd.	6,598	69,324
Ramsay Health Care, Ltd.	635	30,001
REA Group, Ltd.	119	3,586
Rio Tinto, Ltd.	2,106	87,004
Santos, Ltd.	4,799	28,881
Scentre Group REIT	25,737	74,180
Seek, Ltd.	1,572	16,988
Sonic Healthcare, Ltd.	1,842	30,255
South32, Ltd.(a)(b)	10,757	14,549
South32, Ltd.(a)(b)	16,199	22,287
Stockland REIT	11,354	35,779
Suncorp Group, Ltd.	6,219	64,194
Sydney Airport	5,249	20,091
Tabcorp Holdings, Ltd.	5,788	20,241

Tatts Group, Ltd.	7,151	20,446
Telstra Corp., Ltd.	20,684	97,612
TPG Telecom, Ltd.	627	4,323
Transurban Group	10,713	76,576
Treasury Wine Estates, Ltd.	3,148	12,074
Wesfarmers, Ltd.	5,813	174,381
Westfield Corp. REIT	9,543	66,893
Westpac Banking Corp.	16,209	400,532
Woodside Petroleum, Ltd.	4,035	106,158
Woolworths, Ltd.	6,592	136,596
WorleyParsons, Ltd.	468	3,745

		4,481,755

Austria – 0.1%
Andritz AG	352	19,473
Erste Group Bank AG(a)	1,350	38,319
OMV AG	712	19,579
Raiffeisen Bank International AG	265	3,853
Voestalpine AG	542	22,543

		103,767

Belgium – 0.9%
Ageas	1,061	40,850
Anheuser-Busch InBev NV	4,105	491,682
Colruyt SA	340	15,216
Delhaize Group SA	497	41,011
Groupe Bruxelles Lambert SA	390	31,374
KBC Groep NV	1,211	80,877
Proximus	735	25,936
Solvay SA	287	39,460
Telenet Group Holding NV(a)	254	13,808
UCB SA	611	43,835
Umicore SA	460	21,798

		845,847

Brazil – 1.7%
AMBEV SA	24,565	151,040
B2W Cia Digital(a)	1,200	7,877
Banco Bradesco SA	6,360	57,286
Banco Bradesco SA Preference Shares	10,680	97,985
Banco do Brasil SA	4,200	32,828
Banco do Estado do Rio Grande do Sul SA	1,900	5,450
Banco Santander Brasil SA	2,000	10,894
BB Seguridade Participacoes SA	3,400	37,323
BM&FBOVESPA SA	8,700	32,824
BR Malls Participacoes SA	2,100	9,843
Braskem SA	1,800	7,892
BRF SA	3,200	67,659
CCR SA	5,100	24,479
Cetip SA – Mercados Organizados	900	9,874
Cia Brasileira de Distribuicao	600	14,158
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	9,030
Cia Energetica de Minas Gerais	3,900	14,890
Cia Energetica de Sao Paulo	900	5,681
Cia Paran aense de Energia	900	10,126
Cia Siderurgica Nacional SA	3,400	5,659
Cielo SA	4,080	57,554
Cosan SA Industria e Comercio	1,100	8,906
CPFL Energia SA	1,238	7,674

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Brazil – (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	$7,649
Duratex SA	3,200	7,479
EcoRodovias Infraestrutura e Logistica SA	2,300	5,738
EDP – Energias do Brasil SA	2,600	9,634
Embraer SA	3,800	28,943
Estacio Participacoes SA	2,500	14,486
Fibria Celulose SA	1,000	13,656
Gerdau SA Preference Shares	6,200	14,949
Hypermarcas SA(a)	1,700	12,384
Itau Unibanco Holding SA	13,900	153,122
Itausa – Investimentos Itau SA	17,127	49,125
JBS SA	3,600	18,959
Klabin SA	2,227	13,686
Kroton Educacional SA	6,300	24,114
Localiza Rent a Car SA	1,800	17,783
Lojas Americanas SA	5,500	23,460
Lojas Renner SA	1,000	36,376
M Dias Branco SA	300	7,919
Multiplan Empreendimentos Imobiliarios SA	400	6,174
Natura Cosmeticos SA	800	7,092
Odontoprev SA	2,400	8,328
Petroleo Brasileiro SA(a)	14,400	65,037
Petroleo Brasileiro SA Preference Shares(a)	20,300	83,058
Porto Seguro SA	500	6,664
Qualicorp SA	991	6,288
Raia Drogasil SA	1,000	12,902
Souza Cruz SA	1,600	12,583
Sul America SA	1,900	9,278
Suzano Papel e Celulose SA	1,600	8,519
Telefonica Brasil SA	1,685	23,628
Tim Participacoes SA	3,900	12,856
TOTVS SA	600	7,533
Tractebel Energia SA	1,900	20,912
Ultrapar Participacoes SA	1,700	35,955
Vale SA(b)	6,200	36,505
Vale SA(b)	9,300	46,644
Via Varejo SA	1,356	4,902
WEG SA	2,800	17,171

		1,578,423

Canada – 6.5%
Agnico Eagle Mines, Ltd.	1,000	28,403
Agrium, Inc.	700	74,219
Alimentation Couche-Tard, Inc.	2,000	85,594
AltaGas, Ltd.	600	18,282
ARC Resources, Ltd.	1,500	25,712
Atco, Ltd. (Class I)	400	12,652
Bank of Montreal	3,300	195,629
Bank of Nova Scotia	6,100	315,004
Barrick Gold Corp.	5,600	59,882
Baytex Energy Corp.	800	12,451
BCE, Inc.	679	28,858
BlackBerry, Ltd.(a)	2,400	19,627
Bombardier, Inc.	13,300	23,970

Brookfield Asset Management, Inc. (Class A)	4,350	152,056
CAE, Inc.	1,300	15,484
Cameco Corp.	1,900	27,196
Canadian Imperial Bank of Commerce	2,000	147,495
Canadian National Railway Co.	4,100	236,650
Canadian Natural Resources, Ltd.	5,700	154,776
Canadian Oil Sands, Ltd.	2,300	18,607
Canadian Pacific Railway, Ltd.	900	144,193
Canadian Tire Corp., Ltd. (Class A)	400	42,799
Canadian Utilities, Ltd.	600	17,287
Catamaran Corp. (Class A)(a)	1,000	61,140
Cenovus Energy, Inc.	4,500	71,981
CGI Group, Inc.(a)	1,100	43,041
CI Financial Corp.	1,100	29,605
Constellation Software, Inc.	100	39,718
Crescent Point Energy Corp.	2,000	41,059
Dollarama, Inc.	600	36,381
Eldorado Gold Corp.	3,500	14,522
Empire Co., Ltd. (Class A)	300	21,139
Enbridge, Inc.	4,300	201,180
EnCana Corp.	4,500	49,633
Enerplus Corp.	1,500	13,168
Fairfax Financial Holdings, Ltd.	100	49,332
Finning International, Inc.	800	15,052
First Capital Realty, Inc.	800	11,457
First Quantum Minerals, Ltd.	4,000	52,321
Fortis, Inc.	1,300	36,528
Franco-Nevada Corp.	800	38,172
George Weston, Ltd.	300	23,576
Gildan Activewear, Inc.	1,200	39,880
Goldcorp, Inc.	3,900	63,321
Great-West Lifeco, Inc.	1,400	40,774
H&R REIT	600	10,785
Husky Energy, Inc.	1,700	32,531
IGM Financial, Inc.	500	15,932
Imperial Oil, Ltd.	1,600	61,837
Industrial Alliance Insurance & Financial Services, Inc.	500	16,825
Intact Financial Corp.	700	48,663
Inter Pipeline, Ltd.	1,600	36,782
Jean Coutu Group PJC, Inc.	400	7,433
Keyera Corp.	800	26,721
Kinross Gold Corp.(a)	5,500	12,820
Loblaw Cos., Ltd.	1,100	55,579
Magna International, Inc.	2,000	112,299
Manulife Financial Corp.	10,000	185,910
MEG Energy Corp.(a)	800	13,072
Methanex Corp.	500	27,923
Metro, Inc.	1,200	32,219
National Bank of Canada	1,600	60,132
Onex Corp.	400	22,143
Open Text Corp.	600	24,381
Paramount Resources, Ltd.(a)	300	6,896
Pembina Pipeline Corp.	1,600	51,738
Peyto Exploration & Development Corp.	700	17,118
Potash Corp. of Saskatchewan, Inc.	4,200	130,126
Power Corp. of Canada	1,800	46,051
Power Financial Corp.	1,200	34,478

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Canada – (continued)
PrairieSky Royalty, Ltd.	600	$15,144
Restaurant Brands International, Inc.	946	36,273
RioCan REIT	700	15,010
Rogers Communications, Inc. (Class B)	1,800	63,871
Royal Bank of Canada	7,400	452,731
Saputo, Inc.	1,200	29,038
Shaw Communications, Inc. (Class B)	1,900	41,395
Silver Wheaton Corp.	1,800	31,215
SNC-Lavalin Group, Inc.	700	23,527
Sun Life Financial, Inc.	3,000	100,204
Suncor Energy, Inc.	7,300	201,145
Teck Resources, Ltd. (Class B)	2,700	26,774
TELUS Corp.	1,000	34,467
Thomson Reuters Corp.	1,900	72,381
Toronto-Dominion Bank	9,600	407,853
Tourmaline Oil Corp.(a)	800	24,043
TransAlta Corp.	1,300	10,080
TransCanada Corp.	3,600	146,370
Turquoise Hill Resources, Ltd.(a)	3,900	14,838
Valeant Pharmaceuticals International, Inc.(a)	1,700	377,283
Veresen, Inc.	1,400	18,940
Vermilion Energy, Inc.	500	21,607
West Fraser Timber Co., Ltd.	300	16,492
Yamana Gold, Inc.	4,500	13,553

		6,134,434

Chile – 0.3%
AES Gener SA	53,702	30,579
Aguas Andinas SA	12,641	7,190
Banco de Chile	102,667	11,249
Banco de Credito e Inversiones	158	6,943
Banco Santander Chile	318,826	16,107
Cencosud SA	9,119	21,933
Cia Cervecerias Unidas SA	714	7,575
Colbun SA	39,137	11,135
Corpbanca SA	658,104	7,263
Empresa Nacional de Electricidad SA ADR	26,443	36,607
Empresa Nacional de Telecomunicaciones SA	572	6,330
Empresas CMPC SA	6,042	16,434
Empresas COPEC SA	1,918	20,362
Enersis SA	116,837	37,127
Latam Airlines Group SA ADR(a)	2,319	16,524
SACI Falabella	4,707	32,874
Sociedad Quimica y Minera de Chile SA	466	7,539
SONDA SA	2,316	4,835

		298,606

China – 4.5%
AAC Technologies Holdings, Inc.	3,500	19,797
Agricultural Bank of China, Ltd. (Class H)	131,000	70,801
Air China, Ltd.	8,000	9,060
Aluminum Corp. of China, Ltd.(a)	20,000	10,113

Anhui Conch Cement Co., Ltd.	6,000	21,051
ANTA Sports Products, Ltd.	5,000	12,190
AviChina Industry & Technology Co., Ltd.	12,000	11,717
Bank of China, Ltd. (Class H)	403,000	262,514
Bank of Communications Co., Ltd. (Class H)	41,000	42,732
BBMG Corp.	10,000	10,048
Beijing Capital International Airport Co., Ltd.	8,000	9,225
Brilliance China Automotive Holdings, Ltd.	20,000	31,216
Byd Co., Ltd.	3,000	17,994
CGN Power Co., Ltd.(c)	25,600	13,440
China Cinda Asset Management Co., Ltd.(a)	43,592	24,291
China CITIC Bank Corp., Ltd. (Class H)(a)	48,000	38,264
China Coal Energy Co., Ltd.	20,000	11,944
China Communications Construction Co., Ltd. (Class H)	21,000	31,314
China Communications Services Corp., Ltd.	20,000	10,035
China Conch Venture Holdings, Ltd.	3,500	8,036
China Construction Bank Corp.	437,000	399,653
China COSCO Holdings Co., Ltd.(a)	12,500	8,094
China Everbright Bank Co., Ltd.	13,300	7,943
China Galaxy Securities Co., Ltd.	19,300	25,244
China Huishan Dairy Holdings Co., Ltd.	52,000	11,805
China International Marine Containers Group Co., Ltd.	4,400	11,272
China Life Insurance Co., Ltd. (Class H)	39,000	169,028
China Longyuan Power Group Corp., Ltd. (Class H)	29,000	32,245
China Medical System Holdings, Ltd.	5,000	6,953
China Mengniu Dairy Co., Ltd.	6,000	29,874
China Merchants Bank Co., Ltd.	22,000	64,418
China Minsheng Banking Corp., Ltd. (Class H)	32,000	41,937
China National Building Material Co., Ltd. (Class H)	22,000	20,773
China Oilfield Services, Ltd.	12,000	19,070
China Pacific Insurance Group Co., Ltd. (Class H)	12,800	61,585
China Petroleum & Chemical Corp. (Class H)	124,000	106,845
China Railway Construction Corp., Ltd.	9,500	14,607
China Railway Group, Ltd.	19,000	20,611
China Shenhua Energy Co., Ltd. (Class H)	16,500	37,629
China Shipping Container Lines Co., Ltd.(a)	28,000	10,943
China Southern Airlines Co., Ltd.	10,000	11,815
China Telecom Corp., Ltd. (Class H)	68,000	39,909
China Vanke Co., Ltd.	5,500	13,536

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
China – (continued)
Chongqing Changan Automobile Co., Ltd. (Class H)	4,100	$10,487
Chongqing Rural Commercial Bank Co., Ltd.	7,000	5,643
CITIC Securities Co., Ltd.	5,000	18,059
Country Garden Holdings Co., Ltd.	25,000	10,964
CRRC Corp., Ltd.	19,350	29,702
CSPC Pharmaceutical Group, Ltd.	26,000	25,757
Dalian Wanda Commercial Properties Co., Ltd.(c)	1,500	12,044
Datang International Power Generation Co., Ltd. (Class H)	14,000	7,151
Dongfeng Motor Group Co., Ltd. (Class H)	20,000	26,778
ENN Energy Holdings, Ltd.	4,000	24,121
Evergrande Real Estate Group, Ltd.	73,000	43,409
Fosun International, Ltd.	7,500	17,626
Geely Automobile Holdings, Ltd.	25,000	13,383
GF Securities Co., Ltd.(a)	4,600	11,772
Glencore PLC	56,620	227,335
GOME Electrical Appliances Holding, Ltd.	49,000	10,871
Great Wall Motor Co., Ltd.(d)	4,500	22,057
Guangzhou Automobile Group Co., Ltd.	10,000	9,261
Guangzhou R&F Properties Co., Ltd.(a)	8,800	10,784
Haitian International Holdings, Ltd.	3,000	6,904
Haitong Securities Co., Ltd.	15,600	41,352
Hengan International Group Co., Ltd.	3,500	41,557
Huadian Power International Corp., Ltd.	8,000	8,926
Huaneng Power International, Inc. (Class H)	26,000	36,153
Huaneng Renewables Corp., Ltd.	18,629	7,473
Industrial & Commercial Bank of China, Ltd. (Class H)	375,000	297,483
Inner Mongolia Yitai Coal Co., Ltd.	5,100	7,288
Jiangsu Expressway Co., Ltd.	6,000	7,894
Jiangxi Copper Co., Ltd.	6,000	10,061
Kerry Properties, Ltd.	5,500	21,567
Kingsoft Corp., Ltd.	3,000	10,061
Lenovo Group, Ltd.	32,000	44,331
Longfor Properties Co., Ltd.	7,000	11,124
Luye Pharma Group, Ltd.(a)	6,500	6,959
New China Life Insurance Co., Ltd.	4,700	28,100
People’s Insurance Co. Group of China, Ltd.	27,000	17,274
PetroChina Co., Ltd. (Class H)	114,000	126,903
PICC Property & Casualty Co., Ltd. (Class H)	21,800	49,603
Ping An Insurance Group Co. of China, Ltd. (Class H)	13,500	181,798
Shandong Weigao Group Medical Polymer Co., Ltd.	8,000	5,913

Shanghai Electric Group Co., Ltd.	14,000	11,377
Shanghai Fosun Pharmaceutical Group Co., Ltd.	2,000	7,391
Shanghai Industrial Holdings, Ltd.	1,000	3,392
Shanghai Pharmaceuticals Holding Co., Ltd.	3,300	9,194
Shenzhou International Group Holdings, Ltd.	3,000	14,550
Shui On Land, Ltd.	32,500	9,181
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	20,000	11,377
Sino Land Co., Ltd.	14,181	23,743
Sino-Ocean Land Holdings, Ltd.	16,500	12,536
Sinopec Engineering Group Co., Ltd.	10,500	9,725
Sinopec Shanghai Petrochemical Co., Ltd.(a)	38,000	20,636
Sinopharm Group Co., Ltd. (Class H)	8,000	35,498
Sinotrans, Ltd.	9,000	6,037
SOHO China, Ltd.	38,500	24,980
Sun Art Retail Group, Ltd.	11,500	10,384
Sunac China Holdings, Ltd.	9,000	9,856
Tencent Holdings, Ltd.	26,700	533,136
Tingyi Cayman Islands Holding Corp.	12,000	24,611
Tsingtao Brewery Co., Ltd.	4,000	24,276
Want Want China Holdings, Ltd.	25,000	26,443
Weichai Power Co., Ltd.	2,000	6,695
Yanzhou Coal Mining Co., Ltd.	8,000	6,284
Zhejiang Expressway Co., Ltd.	6,000	8,328
Zhuzhou CSR Times Electric Co., Ltd.	2,000	15,066
Zijin Mining Group Co., Ltd.	28,000	9,860
ZTE Corp.	3,600	9,139

		4,221,194

Colombia – 0.1%
Almacenes Exito SA	974	8,513
Banco Davivienda SA	929	9,556
Bancolombia SA ADR	500	21,500
Cementos Argos SA	1,948	6,931
Corp. Financiera Colombiana SA	393	5,518
Ecopetrol SA	9,851	6,556
Ecopetrol SA ADR	700	9,282
Grupo Argos SA	1,404	9,181
Grupo Aval Acciones y Valores SA	16,055	7,874
Grupo de Inversiones Suramericana SA	1,089	15,508
Grupo de Inversiones Suramericana SA Preference Shares	463	6,483
Interconexion Electrica SA ESP	1,874	5,299
Isagen SA ESP	7,521	8,043

		120,244

Czech Republic – 0.0%(e)
CEZ AS	1,178	27,349
Komercni banka AS	73	16,181

		43,530

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Denmark – 1.1%
AP Moeller – Maersk AS (Class A)	19	$33,344
AP Moeller – Maersk AS (Class B)	35	63,358
Carlsberg AS	517	46,910
Coloplast AS (Class B)	537	35,218
Danske Bank AS	3,520	103,466
DSV AS	856	27,718
Novo Nordisk AS (Class B)	9,969	542,873
Novozymes AS (Class B)	1,157	54,970
Pandora AS	557	59,816
TDC AS	3,900	28,583
Tryg AS	505	10,522
Vestas Wind Systems AS	1,083	54,026
William Demant Holding AS(a)	213	16,241

		1,077,045

Egypt – 0.1%
Commercial International Bank Egypt SAE(d)	5,185	38,176
Global Telecom Holding SAE(a)(d)	12,679	4,173
Talaat Moustafa Group(d)	4,988	5,734

		48,083

Finland – 0.6%
Elisa Oyj	688	21,794
Fortum Oyj	2,147	38,131
Kone Oyj (Class B)	1,515	61,444
Metso Oyj	545	14,962
Neste Oil Oyj	620	15,792
Nokia Oyj	18,103	122,838
Nokian Renkaat Oyj	548	17,163
Orion Oyj (Class B)	487	17,027
Sampo Oyj (Class A)	2,430	114,392
Stora Enso Oyj	2,661	27,410
UPM-Kymmene Oyj	2,580	45,621
Wartsila Oyj Abp	715	33,475

		530,049

France – 6.5%
Accor SA	1,140	57,501
Aeroports de Paris	144	16,261
Air Liquide SA	1,754	221,716
Alcatel-Lucent(a)	13,603	49,531
Alstom SA(a)	1,047	29,689
Arkema SA	317	22,827
AtoS	394	29,404
AXA SA	10,248	258,397
BNP Paribas SA	5,365	323,692
Bollore SA	5,542	29,485
Bouygues SA	1,212	45,286
Bureau Veritas SA	1,539	35,427
Cap Gemini SA	874	77,291
Carrefour SA	3,020	96,640
Casino-Guichard Perrachon SA	273	20,669
Christian Dior SA	264	51,505
Cie de Saint-Gobain	2,381	106,833
Cie Generale des Etablissements Michelin	1,011	105,876
CNP Assurances	830	13,853
Credit Agricole SA	5,082	75,536
Danone SA	3,029	195,711

Dassault Systemes	621	45,127
Edenred	1,014	25,042
Electricite de France SA	1,169	26,050
Essilor International SA	1,105	131,737
Eurazeo SA	193	12,763
Eutelsat Communications SA	745	24,031
Fonciere Des Regions REIT	144	12,229
GDF Suez	7,555	140,072
Gecina SA REIT	137	16,875
Groupe Eurotunnel SA	2,260	32,710
Hermes International	128	47,720
ICADE REIT	179	12,776
Iliad SA	126	27,916
Imerys SA	166	12,688
JCDecaux SA	324	13,512
Kering	366	65,309
Klepierre REIT	836	36,751
L’Oreal SA	1,283	228,723
Lafarge SA	903	59,603
Lagardere SCA	570	16,614
Legrand SA	1,280	71,822
LVMH Moet Hennessy Louis Vuitton SA	1,422	248,987
Natixis	4,519	32,501
Numericable-SFR(a)	435	23,044
Orange SA	9,667	148,747
Pernod Ricard SA	1,112	128,359
Peugeot SA(a)	2,547	52,345
Publicis Groupe SA	908	67,096
Remy Cointreau SA	54	3,890
Renault SA	929	96,698
Rexel SA	1,341	21,605
Safran SA	1,543	104,511
Sanofi	6,086	598,357
Schneider Electric SE	2,931	202,246
SCOR SE	742	26,162
Societe BIC SA	138	21,988
Societe Generale SA	3,759	175,363
Sodexo SA	456	43,278
Suez Environnement Co.	1,436	26,696
Technip SA	514	31,796
Thales SA	450	27,155
Total SA	10,911	529,682
Unibail-Rodamco SE REIT(b)	220	55,570
Unibail-Rodamco SE REIT(b)	293	74,009
Valeo SA	448	70,557
Vallourec SA	551	11,247
Veolia Environnement SA	2,039	41,552
Vinci SA	2,466	142,546
Vivendi SA	6,324	159,420
Wendel SA	150	18,376
Zodiac Aerospace	899	29,249

		6,136,232

Germany – 6.2%
adidas AG	1,011	77,331
Allianz SE	2,304	358,626
Axel Springer SE	191	10,021
BASF SE	4,762	418,205
Bayer AG	4,213	589,347
Bayerische Motoren Werke AG	1,690	184,873
Bayerische Motoren Werke AG Preference Shares	262	22,165

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Germany – (continued)
Beiersdorf AG	487	$40,772
Brenntag AG	747	42,806
Commerzbank AG(a)	5,650	72,175
Continental AG	591	139,765
Daimler AG	4,988	453,725
Deutsche Annington Immobilien SE	2,167	61,086
Deutsche Bank AG	7,033	211,185
Deutsche Boerse AG	933	77,186
Deutsche Lufthansa AG(a)	1,118	14,406
Deutsche Post AG	5,045	147,302
Deutsche Telekom AG	16,106	277,255
Deutsche Wohnen AG	1,603	36,713
E.ON SE	10,421	138,752
Evonik Industries AG	465	17,732
Fraport AG Frankfurt Airport Services Worldwide	179	11,237
Fresenius Medical Care AG & Co. KGaA	1,051	86,703
Fresenius SE & Co. KGaA	2,049	131,386
Fuchs Petrolub SE Preference Shares	336	14,183
GEA Group AG	884	39,408
Hannover Rueck SE	291	28,140
HeidelbergCement AG	681	53,971
Henkel AG & Co. KGaA(b)	565	53,818
Henkel AG & Co. KGaA(b)	968	108,502
Hugo Boss AG	386	43,116
Infineon Technologies AG	5,451	67,598
ISS AS	966	31,857
K+S AG	833	35,069
Kabel Deutschland Holding AG(a)	107	14,306
Lanxess AG	442	26,047
Linde AG	963	182,298
MAN SE	170	17,500
Merck KGaA	625	62,242
Metro AG	783	24,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	899	159,265
OSRAM Licht AG	430	20,580
Porsche Automobil Holding SE Preference Shares	740	62,308
ProSiebenSat.1 Media AG	1,058	52,222
RWE AG	2,366	50,839
SAP SE	5,111	356,487
Siemens AG	4,112	413,947
Symrise AG	596	36,968
Telefonica Deutschland Holding AG	2,876	16,567
ThyssenKrupp AG	2,189	56,914
United Internet AG	595	26,435
Volkswagen AG	177	40,932
Volkswagen AG Preference Shares	829	192,124

		5,909,069

Greece – 0.1%
Alpha Bank AE(a)	18,517	5,450
Eurobank Ergasias SA(a)	56,090	7,383
Hellenic Telecommunications Organization SA	2,078	15,831

Jumbo SA	493	3,399
National Bank of Greece SA(a)	11,861	13,010
OPAP SA	1,974	14,323
Piraeus Bank SA(a)	17,027	6,225
Titan Cement Co. SA	224	4,453

		70,074

Hong Kong – 3.6%
AIA Group, Ltd.	60,800	396,442
Alibaba Health Information Technology, Ltd.(a)	11,500	12,030
Alibaba Pictures Group, Ltd.(a)	50,000	19,542
ASM Pacific Technology, Ltd.	1,200	11,857
Bank of East Asia, Ltd.	6,346	27,750
Beijing Enterprises Holdings, Ltd.	3,500	26,298
Beijing Enterprises Water Group, Ltd.	22,000	18,077
Belle International Holdings, Ltd.	25,000	28,700
BOC Hong Kong Holdings, Ltd.	18,000	75,227
Cathay Pacific Airways, Ltd.	6,000	14,751
Chailease Holding Co., Ltd.	12,000	28,936
Cheung Kong Infrastructure Holdings, Ltd.	3,000	23,276
Cheung Kong Property Holdings, Ltd.(a)	14,524	120,088
China Agri-Industries Holdings, Ltd.(a)	19,000	10,808
China Everbright International, Ltd.	12,000	21,639
China Everbright, Ltd.	4,000	13,828
China Gas Holdings, Ltd.	14,000	22,357
China Merchants Holdings International Co., Ltd.	10,090	43,340
China Mobile, Ltd.	32,000	410,291
China Overseas Land & Investment, Ltd.	20,000	70,815
China Power International Development, Ltd.	16,000	12,135
China Resources Cement Holdings, Ltd.	18,000	9,984
China Resources Enterprise, Ltd.	6,000	19,387
China Resources Gas Group, Ltd.	4,000	11,841
China Resources Land, Ltd.	17,333	56,230
China Resources Power Holdings Co., Ltd.	10,000	27,733
China State Construction International Holdings, Ltd.	8,000	14,323
China Taiping Insurance Holdings Co., Ltd.(a)	8,000	28,739
China Unicom Hong Kong, Ltd.	28,000	43,991
CITIC, Ltd.	17,000	30,568
CK Hutchison Holdings, Ltd.	14,524	214,322
CLP Holdings, Ltd.	9,000	76,388
CNOOC, Ltd.	93,000	132,197
COSCO Pacific, Ltd.	22,000	29,797
Far East Horizon, Ltd.	6,000	5,665
First Pacific Co., Ltd.	6,000	5,054
Franshion Properties China, Ltd.	30,000	10,719
Galaxy Entertainment Group, Ltd.	12,000	47,675
GCL-Poly Energy Holdings, Ltd.(a)	49,000	11,314
Goldin Properties Holdings, Ltd.(a)	8,000	8,493
Guangdong Investment, Ltd.	12,000	16,779

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Hong Kong – (continued)
Haier Electronics Group Co., Ltd.	5,000	$13,447
Hanergy Thin Film Power Group, Ltd.(a)(f)	68,000	17,148
Hang Lung Properties, Ltd.	11,000	32,776
Hang Seng Bank, Ltd.	3,700	72,305
Henderson Land Development Co., Ltd.	5,500	37,778
HKT Trust & HKT, Ltd.	13,000	15,260
Hong Kong & China Gas Co., Ltd.	33,000	69,299
Hong Kong Exchanges and Clearing, Ltd.	5,740	202,574
Hysan Development Co., Ltd.	3,000	12,983
Kunlun Energy Co., Ltd.	12,000	12,213
Li & Fung, Ltd.	28,000	22,212
Link REIT	11,000	64,488
MTR Corp., Ltd.	7,000	32,551
New World China Land, Ltd.	12,000	7,089
New World Development Co., Ltd.	25,327	33,257
Nine Dragons Paper Holdings, Ltd.	8,000	6,976
Noble Group, Ltd.	21,000	11,853
NWS Holdings, Ltd.	7,144	10,376
PCCW, Ltd.	20,000	11,919
Power Assets Holdings, Ltd.	6,500	59,193
Sands China, Ltd.	11,600	38,903
Shangri-La Asia, Ltd.	4,000	5,572
Shimao Property Holdings, Ltd.	6,000	11,872
Sino Biopharmaceutical, Ltd.	12,000	13,962
SJM Holdings, Ltd.	10,000	10,796
Sun Hung Kai Properties, Ltd.	9,000	146,158
Swire Pacific, Ltd.	3,000	37,749
Swire Properties, Ltd.	5,600	17,842
Techtronic Industries Co., Ltd.	6,500	21,380
WH Group, Ltd.(a)(c)	39,500	26,953
Wharf Holdings, Ltd.	7,000	46,591
Wheelock & Co., Ltd.	4,000	20,509
Wynn Macau, Ltd.	7,600	12,627
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	14,712
Yue Yuen Industrial Holdings, Ltd.	3,500	11,670
Yuexiu Property Co., Ltd.	34,000	7,412

		3,399,791

Hungary – 0.0%(e)
MOL Hungarian Oil & Gas PLC	202	10,337
OTP Bank PLC	1,083	21,434
Richter Gedeon Nyrt	676	10,153

		41,924

India – 1.4%
GAIL India, Ltd. GDR	400	14,900
ICICI Bank, Ltd. ADR	21,500	224,030
Infosys, Ltd. ADR	9,834	155,869
Larsen & Toubro, Ltd. GDR(b)	750	20,887
Larsen & Toubro, Ltd. GDR(b)	7,000	194,950
Mahindra & Mahindra, Ltd. GDR	1,651	33,515
Reliance Industries, Ltd. GDR(c)(b)	1,500	46,725
Reliance Industries, Ltd. GDR(c)(b)	8,000	249,200
State Bank of India GDR	1,020	42,177
Tata Motors, Ltd. ADR	4,642	160,010
Tata Steel, Ltd. GDR	1,300	6,351

Vedanta, Ltd. ADR	1,433	15,476
Wipro, Ltd. ADR	11,200	134,064

		1,298,154

Indonesia – 0.5%
Astra International Tbk PT	98,000	52,005
Bank Central Asia Tbk PT	59,500	60,248
Bank Danamon Indonesia Tbk PT	16,000	5,160
Bank Mandiri Persero Tbk PT	45,000	33,921
Bank Negara Indonesia Persero Tbk PT	37,000	14,708
Bank Rakyat Indonesia Persero Tbk PT	53,500	41,532
Bumi Serpong Damai Tbk PT	75,500	9,457
Charoen Pokphand Indonesia Tbk PT	35,500	7,322
Gudang Garam Tbk PT	2,500	8,457
Indocement Tunggal Prakarsa Tbk PT	6,500	10,177
Indofood CBP Sukses Makmur Tbk PT	5,500	5,146
Indofood Sukses Makmur Tbk PT	57,000	28,110
Jasa Marga Persero Tbk PT	5,500	2,259
Kalbe Farma Tbk PT	87,500	10,993
Lippo Karawaci Tbk PT	95,000	8,408
Matahari Department Store Tbk PT	9,000	11,172
Perusahaan Gas Negara Persero Tbk PT	58,000	18,771
Semen Indonesia Persero Tbk PT	21,500	19,351
Summarecon Agung Tbk PT	50,500	6,193
Surya Citra Media Tbk PT	28,500	6,146
Telekomunikasi Indonesia Persero Tbk PT	243,500	53,512
Tower Bersama Infrastructure Tbk PT	9,500	6,573
Unilever Indonesia Tbk PT	7,000	20,739
United Tractors Tbk PT	8,000	12,226

		452,586

Ireland – 0.3%
Bank of Ireland(a)	132,975	53,634
CRH PLC	3,994	112,677
James Hardie Industries PLC	2,171	28,901
Kerry Group PLC	765	56,673

		251,885

Israel – 0.4%
Azrieli Group	360	14,381
Bank Hapoalim BM	5,112	27,549
Bank Leumi Le-Israel BM(a)	6,411	27,123
Bezeq The Israeli Telecommunication Corp., Ltd.	9,273	15,806
Delek Group, Ltd.	11	3,245
Israel Chemicals, Ltd.	2,151	15,036
Israel Corp., Ltd.	6	2,117
Mizrahi Tefahot Bank, Ltd.	312	3,872
NICE Systems, Ltd.	277	17,623
Teva Pharmaceutical Industries, Ltd.	4,375	258,854

		385,606

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Italy – 1.5%
Assicurazioni Generali SpA	6,334	$114,047
Atlantia SpA	1,996	49,283
Banca Monte dei Paschi di Siena SpA(a)	1,051	2,045
Banco Popolare(a)	1,751	28,796
Enel Green Power SpA	8,459	16,522
Enel SpA	37,474	169,686
Eni SpA	12,935	229,442
Exor SpA	476	22,710
Finmeccanica SpA(a)	1,956	24,583
Intesa Sanpaolo SpA	64,577	233,987
Intesa Sanpaolo SpA Preference Shares	4,508	14,375
Luxottica Group SpA	814	54,100
Mediobanca SpA	2,915	28,565
Pirelli & C. SpA	1,150	19,399
Prysmian SpA	994	21,464
Saipem SpA(a)	1,280	13,513
Snam SpA	10,153	48,282
Telecom Italia SpA(a)	48,838	61,925
Telecom Italia SpA Savings Shares	29,130	29,714
Terna Rete Elettrica Nazionale SpA	7,287	32,184
UniCredit SpA	25,408	170,565
Unione di Banche Italiane SCpA	4,141	33,197
UnipolSai SpA	4,400	10,893

		1,429,277

Japan – 16.1%
ABC-Mart, Inc.	100	6,121
Acom Co., Ltd.(a)	900	3,457
Advantest Corp.	400	4,165
Aeon Co., Ltd.	3,200	45,438
AEON Financial Service Co., Ltd.	900	25,007
Aeon Mall Co., Ltd.	300	5,624
Air Water, Inc.	1,000	18,314
Aisin Seiki Co., Ltd.	900	38,320
Ajinomoto Co., Inc.	3,000	65,006
Alfresa Holdings Corp.	900	14,019
Amada Holdings Co., Ltd.	1,700	17,977
ANA Holdings, Inc.	6,000	16,284
Aozora Bank, Ltd.	6,000	22,654
Asahi Glass Co., Ltd.	5,000	30,033
Asahi Group Holdings, Ltd.	1,900	60,440
Asahi Kasei Corp.	6,000	49,303
Asics Corp.	800	20,692
Astellas Pharma, Inc.	11,200	159,765
Bandai Namco Holdings, Inc.	900	17,417
Bank of Kyoto, Ltd.	2,000	23,046
Bank of Yokohama, Ltd.	6,000	36,805
Benesse Holdings, Inc.	200	5,018
Bridgestone Corp.	3,400	125,800
Brother Industries, Ltd.	1,100	15,588
Calbee, Inc.	500	21,084
Canon, Inc.	5,900	192,022
Casio Computer Co., Ltd.	1,000	19,744
Central Japan Railway Co.	800	144,518
Chiba Bank, Ltd.	4,000	30,499
Chiyoda Corp.	1,000	8,859
Chubu Electric Power Co., Inc.	3,100	46,222

Chugai Pharmaceutical Co., Ltd.	1,100	37,981
Chugoku Bank, Ltd.	800	12,625
Chugoku Electric Power Co., Inc.	1,400	20,434
Citizen Holdings Co., Ltd.	600	4,187
Credit Saison Co., Ltd.	700	15,011
Dai Nippon Printing Co., Ltd.	3,000	31,002
Dai-ichi Life Insurance Co., Ltd.	5,200	102,266
Daicel Corp.	2,100	26,978
Daihatsu Motor Co., Ltd.	900	12,820
Daiichi Sankyo Co., Ltd.	3,100	57,356
Daikin Industries, Ltd.	1,300	93,586
Daito Trust Construction Co., Ltd.	400	41,450
Daiwa House Industry Co., Ltd.	2,900	67,615
Daiwa Securities Group, Inc.	8,000	59,965
Denso Corp.	2,400	119,564
Dentsu, Inc.	1,000	51,812
Don Quijote Holdings Co., Ltd.	600	25,547
East Japan Railway Co.	1,700	152,960
Eisai Co., Ltd.	1,200	80,572
Electric Power Development Co., Ltd.	600	21,207
FamilyMart Co., Ltd.	300	13,803
FANUC Corp.	1,100	225,457
Fast Retailing Co., Ltd.	300	136,215
Fuji Electric Co., Ltd.	3,000	12,920
Fuji Heavy Industries, Ltd.	3,100	114,206
FUJIFILM Holdings Corp.	2,600	92,928
Fujitsu, Ltd.	9,000	50,338
Fukuoka Financial Group, Inc.	4,000	20,758
GungHo Online Entertainment, Inc.	900	3,501
Gunma Bank, Ltd.	2,000	14,775
Hachijuni Bank, Ltd.	2,000	15,102
Hakuhodo DY Holdings, Inc.	1,100	11,785
Hamamatsu Photonics KK	600	17,701
Hankyu Hanshin Holdings, Inc.	6,000	35,451
Hikari Tsushin, Inc.	200	13,501
Hino Motors, Ltd.	1,200	14,847
Hirose Electric Co., Ltd.	200	28,652
Hiroshima Bank, Ltd.	2,000	11,964
Hisamitsu Pharmaceutical Co., Inc.	300	11,658
Hitachi Chemical Co., Ltd.	500	9,022
Hitachi Construction Machinery Co., Ltd.	500	8,761
Hitachi High-Technologies Corp.	300	8,446
Hitachi Metals, Ltd.	1,000	15,372
Hitachi, Ltd.	25,000	164,835
Hokuhoku Financial Group, Inc.	6,000	14,171
Hokuriku Electric Power Co.	1,300	19,378
Honda Motor Co., Ltd.	8,300	268,708
Hoya Corp.	2,100	84,213
Hulic Co., Ltd.	1,200	10,650
Ibiden Co., Ltd.	900	15,225
Idemitsu Kosan Co., Ltd.	200	3,928
IHI Corp.	7,000	32,607
Iida Group Holdings Co., Ltd.	1,000	15,936
Inpex Corp.	5,400	61,407
Isetan Mitsukoshi Holdings, Ltd.	1,600	28,609
Isuzu Motors, Ltd.	2,900	38,097
ITOCHU Corp.	8,600	113,645
Itochu Techno-Solutions Corp.	200	4,985
Iyo Bank, Ltd.	1,200	14,749

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
J Front Retailing Co., Ltd.	1,200	$22,595
Japan Airlines Co., Ltd.	1,000	34,896
Japan Airport Terminal Co., Ltd.	200	10,902
Japan Display, Inc.(a)	1,000	3,767
Japan Exchange Group, Inc.	1,300	42,230
Japan Prime Realty Investment Corp. REIT	4	12,438
Japan Real Estate Investment Corp. REIT	6	27,263
Japan Retail Fund Investment Corp. REIT	12	24,017
Japan Tobacco, Inc.	5,600	199,557
JFE Holdings, Inc.	2,400	53,280
JGC Corp.	1,000	18,894
Joyo Bank, Ltd.	3,000	16,819
JSR Corp.	900	15,916
JTEKT Corp.	1,000	18,943
JX Holdings, Inc.	10,900	47,051
Kajima Corp.	4,000	18,796
Kakaku.com, Inc.	700	10,137
Kamigumi Co., Ltd.	1,000	9,398
Kaneka Corp.	1,000	7,314
Kansai Electric Power Co., Inc.(a)	3,400	37,664
Kansai Paint Co., Ltd.	1,000	15,503
Kao Corp.	2,500	116,312
Kawasaki Heavy Industries, Ltd.	7,000	32,665
KDDI Corp.	9,000	217,268
Keihan Electric Railway Co., Ltd.	2,000	11,654
Keikyu Corp.	2,000	15,102
Keio Corp.	3,000	21,477
Keisei Electric Railway Co., Ltd.	1,000	11,899
Keyence Corp.	200	107,972
Kikkoman Corp.	1,000	31,259
Kintetsu Group Holdings Co., Ltd.	9,000	30,671
Kirin Holdings Co., Ltd.	4,000	55,114
Kobe Steel, Ltd.	15,000	25,252
Koito Manufacturing Co., Ltd.	500	19,511
Komatsu, Ltd.	4,500	90,357
Konami Corp.	800	14,880
Konica Minolta, Inc.	2,200	25,692
Kubota Corp.	6,000	95,199
Kuraray Co., Ltd.	1,700	20,798
Kurita Water Industries, Ltd.	500	11,662
Kyocera Corp.	1,600	83,200
Kyowa Hakko Kirin Co., Ltd.	1,000	13,084
Kyushu Electric Power Co., Inc.(a)	2,100	24,370
Lawson, Inc.	300	20,545
LIXIL Group Corp.	1,300	25,816
M3, Inc.	900	18,108
Mabuchi Motor Co., Ltd.	200	12,651
Makita Corp.	600	32,558
Marubeni Corp.	8,000	45,915
Marui Group Co., Ltd.	1,200	16,220
Maruichi Steel Tube, Ltd.	100	2,484
Mazda Motor Corp.	2,600	50,952
McDonald’s Holdings Co. (Japan), Ltd.	200	4,225
Medipal Holdings Corp.	1,100	17,952
MEIJI Holdings Co., Ltd.	300	38,737
Minebea Co., Ltd.	2,000	33,032

Miraca Holdings, Inc.	300	15,004
Mitsubishi Chemical Holdings Corp.	6,600	41,558
Mitsubishi Corp.	7,200	158,398
Mitsubishi Electric Corp.	10,000	129,285
Mitsubishi Estate Co., Ltd.	7,000	150,823
Mitsubishi Gas Chemical Co., Inc.	3,000	16,819
Mitsubishi Heavy Industries, Ltd.	15,000	91,288
Mitsubishi Logistics Corp.	1,000	13,141
Mitsubishi Materials Corp.	5,000	19,205
Mitsubishi Motors Corp.	3,100	26,398
Mitsubishi Tanabe Pharma Corp.	1,100	16,496
Mitsubishi UFJ Financial Group, Inc.	66,100	475,257
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	13,141
Mitsui & Co., Ltd.	9,000	122,278
Mitsui Chemicals, Inc.	4,000	14,874
Mitsui Fudosan Co., Ltd.	5,000	140,032
Mitsui OSK Lines, Ltd.	5,000	16,018
Mixi, Inc.	200	9,937
Mizuho Financial Group, Inc.	118,100	255,763
MS&AD Insurance Group Holdings, Inc.	2,800	87,250
Murata Manufacturing Co., Ltd.	1,000	174,560
Nabtesco Corp.	600	15,053
Nagoya Railroad Co., Ltd.	4,000	14,972
NEC Corp.	13,000	39,415
Nexon Co., Ltd.	300	4,129
NGK Insulators, Ltd.	2,000	51,567
NGK Spark Plug Co., Ltd.	900	24,970
NH Foods, Ltd.	1,000	22,833
NHK Spring Co., Ltd.	400	4,410
Nidec Corp.	1,100	82,389
Nikon Corp.	1,600	18,515
Nintendo Co., Ltd.	600	100,372
Nippon Building Fund, Inc. REIT	7	30,662
Nippon Electric Glass Co., Ltd.	1,000	5,067
Nippon Express Co., Ltd.	4,000	19,679
Nippon Paint Holdings Co., Ltd.	1,000	28,235
Nippon Prologis REIT, Inc.	7	12,894
Nippon Steel & Sumitomo Metal Corp.	37,000	95,974
Nippon Telegraph & Telephone Corp.	4,000	144,927
Nippon Yusen KK	8,000	22,294
Nissan Motor Co., Ltd.	13,000	135,455
Nisshin Seifun Group, Inc.	1,000	13,304
Nissin Foods Holdings Co., Ltd.	300	13,166
Nitori Holdings Co., Ltd.	500	40,780
Nitto Denko Corp.	800	65,770
NOK Corp.	500	15,527
Nomura Holdings, Inc.	19,600	133,043
Nomura Real Estate Holdings, Inc.	1,000	21,003
Nomura Research Institute, Ltd.	500	19,573
NSK, Ltd.	2,700	41,725
NTT Data Corp.	600	26,233
NTT DoCoMo, Inc.	8,000	153,246
NTT Urban Development Corp.	300	2,986
Obayashi Corp.	3,000	21,894
Odakyu Electric Railway Co., Ltd.	3,000	28,023
Oji Holdings Corp.	4,000	17,391

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Olympus Corp.	1,200	$41,482
Omron Corp.	1,000	43,476
Ono Pharmaceutical Co., Ltd.	400	43,705
Oracle Corp. Japan	100	4,184
Oriental Land Co., Ltd.	1,200	76,640
ORIX Corp.	6,400	95,243
Osaka Gas Co., Ltd.	9,000	35,547
Otsuka Corp.	400	18,698
Otsuka Holdings Co., Ltd.	1,900	60,611
Panasonic Corp.	11,500	158,029
Park24 Co., Ltd.	200	3,427
Rakuten, Inc.	3,900	63,027
Recruit Holdings Co., Ltd.	1,000	30,523
Resona Holdings, Inc.	10,700	58,456
Ricoh Co., Ltd.	3,400	35,288
Rinnai Corp.	300	23,659
Rohm Co., Ltd.	500	33,547
Sankyo Co., Ltd.	100	3,543
Sanrio Co., Ltd.	100	2,717
Santen Pharmaceutical Co., Ltd.	2,000	28,325
SBI Holdings, Inc.	1,500	20,668
Secom Co., Ltd.	1,000	64,929
Sega Sammy Holdings, Inc.	900	11,768
Seibu Holdings, Inc.	1,000	23,177
Seiko Epson Corp.	1,200	21,290
Sekisui Chemical Co., Ltd.	2,000	24,566
Sekisui House, Ltd.	2,700	42,895
Seven & I Holdings Co., Ltd.	3,900	167,646
Seven Bank, Ltd.	2,900	13,438
Sharp Corp.(a)	7,000	8,524
Shikoku Electric Power Co., Inc.	900	13,482
Shimadzu Corp.	1,000	13,590
Shimamura Co., Ltd.	100	10,510
Shimano, Inc.	400	54,591
Shimizu Corp.	3,000	25,277
Shin-Etsu Chemical Co., Ltd.	2,000	124,202
Shinsei Bank, Ltd.	8,000	16,148
Shionogi & Co., Ltd.	1,400	54,288
Shiseido Co., Ltd.	1,700	38,594
Shizuoka Bank, Ltd.	3,000	31,357
Showa Shell Sekiyu KK	400	3,498
SMC Corp.	300	90,381
SoftBank Corp.	5,000	294,570
Sompo Japan Nipponkoa Holdings, Inc.	1,600	58,729
Sony Corp.(a)	6,000	169,730
Sony Financial Holdings, Inc.	800	14,030
Stanley Electric Co., Ltd.	700	14,599
Sumitomo Chemical Co., Ltd.	7,000	42,104
Sumitomo Corp.	5,400	62,841
Sumitomo Dainippon Pharma Co., Ltd.	400	4,410
Sumitomo Electric Industries, Ltd.	3,600	55,810
Sumitomo Heavy Industries, Ltd.	3,000	17,505
Sumitomo Metal Mining Co., Ltd.	3,000	45,687
Sumitomo Mitsui Financial Group, Inc.	6,500	289,981
Sumitomo Mitsui Trust Holdings, Inc.	16,000	73,302

Sumitomo Realty & Development Co., Ltd.	2,000	70,175
Sumitomo Rubber Industries, Ltd.	800	12,402
Suntory Beverage & Food, Ltd.	1,000	39,840
Suruga Bank, Ltd.	900	19,322
Suzuken Co. Ltd/Aichi Japan	500	16,018
Suzuki Motor Corp.	1,800	60,826
Sysmex Corp.	700	41,760
T&D Holdings, Inc.	2,800	41,760
Taiheiyo Cement Corp.	6,000	17,554
Taisei Corp.	5,000	28,726
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,758
Taiyo Nippon Sanso Corp.	1,000	12,103
Takashimaya Co., Ltd.	1,000	9,071
Takeda Pharmaceutical Co., Ltd.	4,000	193,225
TDK Corp.	600	45,944
Teijin, Ltd.	5,000	19,409
Terumo Corp.	1,500	36,003
THK Co., Ltd.	500	10,812
Tobu Railway Co., Ltd.	5,000	21,493
Toho Co., Ltd.	500	12,442
Toho Gas Co., Ltd.	3,000	17,775
Tohoku Electric Power Co., Inc.	2,200	29,809
Tokio Marine Holdings, Inc.	3,600	149,866
Tokyo Electric Power Co., Inc.(a)	7,000	38,156
Tokyo Electron, Ltd.	800	50,648
Tokyo Gas Co., Ltd.	11,000	58,432
Tokyo Tatemono Co., Ltd.	1,000	13,893
Tokyu Corp.	5,000	33,506
Tokyu Fudosan Holdings Corp.	2,300	17,744
TonenGeneral Sekiyu KK	1,000	9,308
Toppan Printing Co., Ltd.	3,000	25,105
Toray Industries, Inc.	7,000	59,237
Toshiba Corp.	19,000	65,370
TOTO, Ltd.	2,000	36,056
Toyo Seikan Group Holdings, Ltd.	1,300	20,844
Toyo Suisan Kaisha, Ltd.	400	14,596
Toyoda Gosei Co., Ltd.	600	14,480
Toyota Industries Corp.	800	45,634
Toyota Motor Corp.	13,900	931,816
Toyota Tsusho Corp.	1,000	26,846
Trend Micro, Inc.	500	17,121
Unicharm Corp.	1,800	42,799
United Urban Investment Corp. REIT	12	16,975
USS Co., Ltd.	1,100	19,867
West Japan Railway Co.	800	51,224
Yahoo Japan Corp.	6,900	27,856
Yakult Honsha Co., Ltd.	400	23,732
Yamada Denki Co., Ltd.	4,200	16,819
Yamaguchi Financial Group, Inc.	1,000	12,463
Yamaha Corp.	800	16,148
Yamaha Motor Co., Ltd.	1,300	28,440
Yamato Holdings Co., Ltd.	1,700	32,919
Yamazaki Baking Co., Ltd.	1,000	16,663
Yaskawa Electric Corp.	1,100	14,096
Yokogawa Electric Corp.	1,000	12,863
Yokohama Rubber Co., Ltd.	500	10,044

		15,232,496

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Luxembourg – 0.3%
Altice SA(a)	419	$57,679
ArcelorMittal	4,830	46,998
Millicom International Cellular SA	320	23,583
RTL Group NPV(a)	187	16,889
SES SA	1,841	61,814
Subsea 7 SA(a)	1,360	13,267
Tenaris SA	2,283	30,728

		250,958

Macau – 0.0%(e)
MGM China Holdings, Ltd.	4,400	7,197

		7,197

Malaysia – 0.6%
Alliance Financial Group Bhd	5,200	6,050
AMMB Holdings Bhd	9,500	15,183
Astro Malaysia Holdings Bhd	7,500	6,122
Axiata Group Bhd	10,800	18,320
British American Tobacco Malaysia Bhd	600	9,859
CIMB Group Holdings Bhd	24,621	35,695
Dialog Group BHD	16,800	7,080
DiGi.Com Bhd	15,000	21,309
Gamuda Bhd	8,500	10,521
Genting Bhd	10,000	21,362
Genting Malaysia Bhd	14,600	16,252
Hong Leong Bank Bhd	2,700	9,589
IHH Healthcare Bhd	12,100	18,152
IJM Corp. Bhd	5,800	10,023
IOI Corp. Bhd	13,700	14,742
Kuala Lumpur Kepong Bhd	2,300	13,045
Lafarge Malaysia Bhd	2,100	4,709
Malayan Banking Bhd	23,094	55,945
Malaysia Airports Holdings Bhd	4,024	6,623
Maxis Bhd	9,000	15,195
MISC Bhd	5,400	11,049
Petronas Chemicals Group Bhd	12,600	21,106
Petronas Dagangan Bhd	1,200	6,545
Petronas Gas Bhd	3,100	17,468
PPB Group Bhd	2,300	9,217
Public Bank Bhd	13,100	64,997
RHB Capital Bhd	4,800	9,376
SapuraKencana Petroleum Bhd	15,300	9,570
Sime Darby Bhd	14,658	33,100
Telekom Malaysia Bhd	5,503	9,539
Tenaga Nasional Bhd	16,400	54,942
UMW Holdings Bhd	2,800	7,525
Westports Holdings Bhd	5,100	5,718
YTL Corp. Bhd	20,800	8,545

		584,473

Mexico – 1.1%
Alfa SAB de CV (Class A)	13,700	26,299
America Movil SAB de CV	167,900	179,771
Arca Continental SAB de CV	4,100	23,324
Cemex SAB de CV(a)	67,496	62,030
Coca-Cola Femsa SAB de CV	2,800	22,288
Controladora Comercial Mexicana SAB de CV	8,100	25,424
El Puerto de Liverpool SAB de CV	900	10,411

Fibra Uno Administracion SA de CV REIT	11,100	26,444
Fomento Economico Mexicano SAB de CV	10,100	90,143
Gentera SAB de CV	5,200	9,263
Gruma SAB de CV	800	10,337
Grupo Aeroportuario del Pacifico SAB de CV	1,500	10,286
Grupo Aeroportuario del Sureste SAB de CV	1,400	19,924
Grupo Bimbo SAB de CV(a)	9,800	25,364
Grupo Carso SAB de CV	5,000	20,872
Grupo Comercial Chedraui SA de CV	3,100	8,826
Grupo Financiero Banorte SAB de CV	13,100	72,151
Grupo Financiero Inbursa SAB de CV	13,100	29,764
Grupo Financiero Santander Mexico SAB de CV (Class B)	12,300	22,749
Grupo Lala SAB de CV	3,000	6,285
Grupo Mexico SAB de CV	20,300	61,182
Grupo Televisa SAB	13,300	103,437
Industrias Penoles SAB de CV	910	14,914
Kimberly-Clark de Mexico SAB de CV (Class A)	12,500	27,078
Mexichem SAB de CV	7,300	21,122
OHL Mexico SAB de CV(a)	3,800	4,941
Promotora y Operadora de Infraestructura SAB de CV(a)	2,200	23,584
Wal-Mart de Mexico SAB de CV	27,700	67,773

		1,025,986

Netherlands – 2.2%
Aegon NV	8,917	65,493
Airbus Group SE	3,002	194,669
Akzo Nobel NV	1,205	87,632
ASML Holding NV	1,814	187,361
Boskalis Westminster NV	430	21,033
CNH Industrial NV	4,582	41,761
Delta Lloyd NV	1,003	16,456
Gemalto NV	383	34,088
Heineken Holding NV	487	34,158
Heineken NV	1,114	84,490
ING Groep NV	19,581	323,112
Koninklijke Ahold NV	4,323	80,920
Koninklijke DSM NV	850	49,248
Koninklijke KPN NV	15,482	59,168
Koninklijke Philips NV	5,025	127,766
Koninklijke Vopak NV	340	17,148
NN Group NV	1,045	29,359
OCI NV(a)	407	11,496
Qiagen NV(a)	1,124	27,596
Randstad Holding NV	609	39,634
Reed Elsevier NV	3,383	80,193
STMicroelectronics NV	3,081	25,248
TNT Express NV	2,128	18,041
Unilever NV	8,232	342,623
Wolters Kluwer NV	1,459	43,314

		2,042,007

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
New Zealand – 0.1%
Auckland International Airport, Ltd.	4,604	$15,366
Contact Energy, Ltd.	828	2,805
Fletcher Building, Ltd.	3,325	18,259
Meridian Energy, Ltd.	6,069	8,866
Mighty River Power, Ltd.	3,384	6,385
Ryman Healthcare, Ltd.	2,941	15,753
Spark New Zealand, Ltd.	8,869	16,765

		84,199

Norway – 0.4%
DNB ASA	4,724	78,538
Gjensidige Forsikring ASA	967	15,536
Norsk Hydro ASA	6,501	27,310
Orkla ASA	3,940	30,899
Seadrill, Ltd.	1,907	19,803
Statoil ASA	5,395	96,071
Telenor ASA	3,629	79,245
Yara International ASA	868	45,058

		392,460

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	900	9,342
Credicorp, Ltd.	400	55,568

		64,910

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	9,370	12,063
Aboitiz Power Corp.	7,100	7,165
Alliance Global Group, Inc.	21,700	10,443
Ayala Corp.	1,050	18,397
Ayala Land, Inc.	48,300	39,955
Bank of the Philippine Islands	3,800	7,964
BDO Unibank, Inc.	7,460	17,934
DMCI Holdings, Inc.	19,230	5,630
Energy Development Corp.	45,300	7,515
Globe Telecom, Inc.	160	8,907
GT Capital Holdings, Inc.	390	11,815
International Container Terminal Services, Inc.	2,460	6,012
JG Summit Holdings, Inc.	11,800	18,764
Jollibee Foods Corp.	2,060	9,014
Megaworld Corp.	54,000	5,701
Metro Pacific Investments Corp.	57,000	5,979
Philippine Long Distance Telephone Co.	570	35,522
SM Investments Corp.	650	12,902
SM Prime Holdings, Inc.	56,400	24,992
Universal Robina Corp.	4,090	17,597

		284,271

Poland – 0.4%
Alior Bank SA(a)	410	9,738
Bank Millennium SA(a)	3,024	5,267
Bank Pekao SA	778	37,225
Bank Zachodni WBK SA(a)	230	20,869
CCC SA	209	9,670
Cyfrowy Polsat SA(a)	927	5,829
Enea SA	1,101	4,669
Energa SA	3,962	23,956
Grupa Azoty SA(a)	463	10,170
KGHM Polska Miedz SA	698	19,775

LPP SA	4	7,070
mBank(a)	71	7,790
Orange Polska SA	3,172	6,882
PGE SA	4,169	20,441
Polski Koncern Naftowy Orlen SA	2,483	48,744
Polskie Gornictwo Naftowe i Gazownictwo SA	8,556	15,015
Powszechna Kasa Oszczednosci Bank Polski SA	4,230	35,002
Powszechny Zaklad Ubezpieczen SA	271	31,176
Tauron Polska Energia SA	17,518	20,402

		339,690

Portugal – 0.1%
Banco Comercial Portugues SA(a)	170,282	14,799
EDP SA	11,194	42,468
Galp Energia SGPS SA	1,864	21,849
Jeronimo Martins SGPS SA	1,217	15,594

		94,710

Qatar – 0.2%
Barwa Real Estate Co.	470	6,841
Commercial Bank of Qatar QSC	394	5,940
Doha Bank QSC	1,139	16,641
Ezdan Holding Group QSC	4,907	24,244
Gulf International Services QSC	511	11,227
Industries Qatar QSC	731	28,909
Masraf Al Rayan QSC	1,940	24,775
Ooredoo QSC	387	9,247
Qatar Electricity & Water Co. QSC	133	8,328
Qatar Insurance Co. SAQ	730	19,346
Qatar Islamic Bank SAQ	286	8,475
Qatar National Bank SAQ	846	44,818
Vodafone Qatar QSC	1,635	7,386

		216,177

Russia – 0.9%
AK Transneft OAO Preference Shares(a)	8	18,781
Alrosa AO(a)	14,500	16,401
Gazprom OAO	61,380	160,438
LUKOIL OAO(a)	1,461	64,657
Lukoil OAO ADR	1,209	53,202
Magnit PJSC GDR	1,257	69,964
MegaFon PJSC GDR	450	6,255
MMC Norilsk Nickel OJSC ADR(a)	268	45,625
Mobile TeleSystems OJSC ADR	2,500	24,450
Moscow Exchange MICEX-RTS PJSC	13,013	16,233
Novatek OAO GDR	440	44,792
Rosneft OAO GDR(a)	4,950	20,608
Sberbank(a)	52,170	67,512
Sberbank Preference Shares(a)	28,500	24,717
Severstal PAO(a)	1,640	17,317
Sistema JSFC GDR	1,855	16,417
Surgutneftegas OAO ADR(a)	51,000	29,933
Surgutneftegas OAO ADR Preference Shares(a)	43,800	33,321
Tatneft OAO ADR(a)	6,850	36,122
Uralkali PJSC(a)	6,880	18,029
VTB Bank OJSC(a)	29,280,000	41,519

		826,293

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Singapore – 1.0%
Ascendas REIT	10,000	$18,270
CapitaLand Commercial Trust REIT	10,000	11,586
CapitaLand Mall Trust REIT	12,000	19,161
CapitaLand, Ltd.	12,000	31,192
City Developments, Ltd.	2,000	14,527
ComfortDelGro Corp., Ltd.	10,000	23,245
DBS Group Holdings, Ltd.	9,128	140,259
Genting Singapore PLC	29,000	19,276
Global Logistic Properties, Ltd.	15,000	28,184
Golden Agri-Resources, Ltd.	50,000	15,225
Hutchison Port Holdings Trust	27,000	17,010
Jardine Cycle & Carriage, Ltd.	1,000	24,582
Keppel Corp., Ltd.	7,000	42,733
Oversea-Chinese Banking Corp., Ltd.	16,301	123,241
Sembcorp Industries, Ltd.	5,000	14,445
Sembcorp Marine, Ltd.	2,000	4,218
Singapore Airlines, Ltd.	3,000	23,906
Singapore Exchange, Ltd.	4,000	23,260
Singapore Press Holdings, Ltd.	8,000	24,241
Singapore Technologies Engineering, Ltd.	8,000	19,606
Singapore Telecommunications, Ltd.	39,000	121,938
StarHub, Ltd.	3,000	8,801
Suntec REIT	12,000	15,373
United Overseas Bank, Ltd.	7,000	119,933
UOL Group, Ltd.	2,040	10,484
Wilmar International, Ltd.	9,000	21,924

		936,620

South Africa – 1.8%
Anglo American Platinum, Ltd.(a)	261	5,897
AngloGold Ashanti, Ltd.(a)	1,769	15,981
Aspen Pharmacare Holdings, Ltd.	1,992	59,082
Barclays Africa Group, Ltd.	1,540	23,216
Barloworld, Ltd.	1,061	8,435
Bidvest Group, Ltd.	1,538	39,046
Brait SE(a)	1,623	16,487
Capitec Bank Holdings, Ltd.	173	6,912
Coronation Fund Managers, Ltd.	1,099	7,462
Discovery, Ltd.	1,722	17,942
Exxaro Resources, Ltd.	692	4,955
FirstRand, Ltd.	16,269	71,468
Foschini Group, Ltd.	838	10,977
Gold Fields, Ltd.	6,904	22,161
Growthpoint Properties, Ltd. REIT	13,109	28,577
Hyprop Investments, Ltd.	1,213	12,092
Impala Platinum Holdings, Ltd.(a)	2,581	11,546
Imperial Holdings, Ltd.	763	11,661
Investec, Ltd.	3,260	29,423
Kumba Iron Ore, Ltd.	311	3,868
Liberty Holdings, Ltd.	553	6,614
Life Healthcare Group Holdings, Ltd.	7,034	21,749
Massmart Holdings, Ltd.	525	6,466
Mediclinic International, Ltd.	3,434	28,954
MMI Holdings, Ltd.	4,341	10,783
Mondi PLC	1,831	39,479

Mondi, Ltd.	590	12,976
Mr Price Group, Ltd.	1,504	31,040
MTN Group, Ltd.	8,655	163,114
Nampak, Ltd.	2,879	8,015
Naspers, Ltd.	2,011	313,966
Nedbank Group, Ltd.	1,555	30,978
Netcare, Ltd.	9,750	30,750
Pick n Pay Stores, Ltd.	2,239	10,607
PSG Group, Ltd.	440	7,430
Rand Merchant Insurance Holdings, Ltd.	3,232	11,309
Redefine Properties, Ltd. REIT	34,623	29,124
Remgro, Ltd.	2,326	49,047
Resilient Property Income Fund, Ltd.	1,241	9,861
RMB Holdings, Ltd.	5,831	31,923
Sanlam, Ltd.	8,902	48,655
Sappi, Ltd.(a)	2,617	9,303
Sasol, Ltd.	2,674	99,137
Shoprite Holdings, Ltd.	2,219	31,719
SPAR Group, Ltd.	721	11,266
Standard Bank Group, Ltd.	5,865	77,395
Steinhoff International Holdings, Ltd.	12,967	82,250
Telkom SA SOC, Ltd.(a)	1,133	5,986
Tiger Brands, Ltd.	1,010	23,590
Truworths International, Ltd.	1,639	11,572
Vodacom Group, Ltd.	2,734	31,242
Woolworths Holdings, Ltd.	4,461	36,239

		1,729,727

South Korea – 3.2%
Amorepacific Corp.(b)	180	67,453
Amorepacific Corp.(b)	40	7,351
Amorepacific Group	120	20,117
BNK Financial Group, Inc.	1,770	22,533
Celltrion, Inc.(a)	394	27,551
Cheil Industries, Inc.(a)	130	20,687
Cheil Worldwide, Inc.(a)	390	6,049
CJ CheilJedang Corp.	34	13,442
CJ Corp.	70	18,575
CJ Korea Express Co., Ltd.(a)	75	13,044
Coway Co., Ltd.	240	19,666
Daelim Industrial Co., Ltd.	135	9,924
Daewoo International Corp.	400	9,252
Daewoo Securities Co., Ltd.	870	11,894
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	510	6,081
Daum Kakao Corp.	102	11,540
DGB Financial Group, Inc.	2,079	21,807
Dongbu Insurance Co., Ltd.	210	10,637
Doosan Heavy Industries & Construction Co., Ltd.	282	6,068
Doosan Infracore Co., Ltd.(a)	650	5,711
E-Mart Co., Ltd.	130	26,922
GS Engineering & Construction Corp.(a)	240	5,766
GS Holdings Corp.	247	11,016
Halla Visteon Climate Control Corp.	180	6,221
Hana Financial Group, Inc.	1,700	44,274
Hankook Tire Co., Ltd.	360	13,555

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
South Korea – (continued)
Hanmi Pharm Co., Ltd.(a)	26	$10,885
Hanssem Co., Ltd.	50	12,596
Hanwha Chemical Corp.	510	8,550
Hanwha Corp.	460	19,465
Hanwha Life Insurance Co., Ltd.	1,050	7,465
Hotel Shilla Co., Ltd.	140	13,994
Hyosung Corp.	110	14,201
Hyundai Department Store Co., Ltd.	74	9,752
Hyundai Development Co-Engineering & Construction	270	16,024
Hyundai Engineering & Construction Co., Ltd.	487	17,922
Hyundai Glovis Co., Ltd.	100	18,109
Hyundai Heavy Industries Co., Ltd.(a)	280	27,863
Hyundai Marine & Fire Insurance Co., Ltd.	300	7,934
Hyundai Mobis Co., Ltd.	329	62,529
Hyundai Motor Co.(b)	745	90,833
Hyundai Motor Co.(b)	165	15,532
Hyundai Motor Co.(b)	115	10,516
Hyundai Steel Co.	388	23,549
Hyundai Wia Corp.	79	7,295
Industrial Bank of Korea	1,780	23,059
Kangwon Land, Inc.	590	19,571
KB Financial Group, Inc.	1,868	61,795
KCC Corp.	24	10,564
KEPCO Plant Service & Engineering Co., Ltd.	100	10,579
Kia Motors Corp.	1,274	51,739
Korea Aerospace Industries, Ltd.	210	14,967
Korea Electric Power Corp.	1,240	50,914
Korea Gas Corp.	240	9,295
Korea Investment Holdings Co., Ltd.	190	10,850
Korea Zinc Co., Ltd.	41	20,032
Korean Air Lines Co., Ltd.(a)	169	6,136
KT&G Corp.	531	45,176
Kumho Petrochemical Co., Ltd.	68	4,316
LG Chem, Ltd.(b)	224	55,927
LG Chem, Ltd.(b)	65	10,955
LG Corp.	539	29,863
LG Display Co., Ltd.	1,120	25,955
LG Electronics, Inc.	445	18,830
LG Household & Health Care, Ltd.	73	50,654
LG Innotek Co., Ltd.	63	5,676
LG Uplus Corp.	1,030	9,105
Lotte Chemical Corp.	68	17,618
Lotte Confectionery Co., Ltd.	6	10,457
Lotte Shopping Co., Ltd.	48	10,091
Mirae Asset Securities Co., Ltd.	210	9,507
NAVER Corp.	135	76,731
NCSoft Corp.	64	11,389
NH Investment & Securities Co., Ltd.	680	7,437
OCI Co., Ltd.	81	6,535
Orion Corp.	34	31,944
Paradise Co., Ltd.	409	8,818
POSCO	390	78,318

S-1 Corp.	92	6,475
S-Oil Corp.	197	11,939
Samsung C&T Corp.	604	35,846
Samsung Card Co., Ltd.	374	12,406
Samsung Electro-Mechanics Co., Ltd.	235	10,766
Samsung Electronics Co., Ltd.(b)	570	647,954
Samsung Electronics Co., Ltd.(b)	99	88,132
Samsung Fire & Marine Insurance Co., Ltd.	208	54,823
Samsung Heavy Industries Co., Ltd.	690	10,547
Samsung Life Insurance Co., Ltd.	378	36,429
Samsung SDI Co., Ltd.	266	26,470
Samsung SDS Co., Ltd.	190	44,202
Samsung Securities Co., Ltd.	263	12,874
Shinhan Financial Group Co., Ltd.	2,060	76,734
Shinsegae Co., Ltd.	59	14,175
SK C&C Co., Ltd.	147	36,439
SK Holdings Co., Ltd.	171	30,354
SK Hynix, Inc.	3,140	119,075
SK Innovation Co., Ltd.(a)	444	48,562
SK Telecom Co., Ltd.	47	10,534
Woori Bank	1,320	11,597
Yuhan Corp.	38	9,300

		3,002,586

Spain – 2.4%
Abertis Infraestructuras SA	2,701	44,269
ACS Actividades de Construccion y Servicios SA	849	27,296
Aena SA(a)(c)	411	42,927
Amadeus IT Holding SA	2,164	86,210
Banco Bilbao Vizcaya Argentaria SA	32,012	313,591
Banco de Sabadell SA	21,490	51,838
Banco Popular Espanol SA	8,700	42,128
Banco Santander SA	73,355	511,970
Bankia SA(a)	22,269	28,236
Bankinter SA	2,736	20,208
CaixaBank SA	11,168	51,715
Distribuidora Internacional de Alimentacion SA	2,990	22,821
Enagas SA	981	26,664
Endesa SA	1,535	29,357
Ferrovial SA	2,601	56,367
Gas Natural SDG SA	1,693	38,368
Grifols SA	721	29,025
Iberdrola SA	28,738	193,464
Inditex SA	5,661	183,895
International Consolidated Airlines Group SA(a)	3,945	30,663
Mapfre SA	4,466	15,361
Red Electrica Corp. SA	523	41,886
Repsol SA	5,039	88,428
Telefonica SA	22,678	322,165
Zardoya Otis SA	1,391	15,142

		2,313,994

Sweden – 2.0%
Alfa Laval AB	1,521	26,745
Assa Abloy AB (Class B)	4,845	91,148
Atlas Copco AB (Class A)	3,246	90,759

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Sweden – (continued)
Atlas Copco AB (Class B)	1,886	$46,937
Boliden AB	1,322	24,074
Electrolux AB	1,163	36,414
Elekta AB (Class B)	1,782	11,168
Getinge AB (Class B)	967	23,250
Hennes & Mauritz AB (Class B)	4,916	189,116
Hexagon AB (Class B)	1,235	44,712
Husqvarna AB (Class B)	1,975	14,865
ICA Gruppen AB	325	11,519
Industrivarden AB	794	14,947
Investment AB Kinnevik	1,138	35,947
Investor AB (Class B)	2,202	81,976
Lundin Petroleum AB(a)	1,053	18,021
Nordea Bank AB	15,717	195,859
Sandvik AB	5,154	56,928
Securitas AB (Class B)	1,514	19,998
Skandinaviska Enskilda Banken AB (Class A)	7,343	93,806
Skanska AB (Class B)	1,837	37,194
SKF AB (Class B)	1,918	43,711
Svenska Cellulosa AB SCA (Class B)	2,843	72,227
Svenska Handelsbanken AB (Class A)	8,115	118,339
Swedbank AB (Class A)	4,920	114,617
Swedish Match AB	969	27,537
Tele2 AB (Class B)	1,543	17,926
Telefonaktiebolaget LM Ericsson (Class B)	15,800	163,570
TeliaSonera AB	12,559	73,878
Volvo AB (Class B)	8,355	103,613

		1,900,801

Switzerland – 6.5%
ABB, Ltd.	11,216	234,989
Actelion, Ltd.	497	72,751
Adecco SA	822	66,759
Aryzta AG	422	20,817
Baloise Holding AG	230	28,056
Barry Callebaut AG	11	12,535
Chocoladefabriken Lindt & Sprungli AG(b)	5	26,451
Chocoladefabriken Lindt & Sprungli AG(b)	1	62,576
Cie Financiere Richemont SA	2,657	216,216
Coca-Cola HBC AG	969	20,848
Credit Suisse Group AG	7,898	217,194
EMS-Chemie Holding AG	40	16,907
Geberit AG	183	61,036
Givaudan SA	45	77,909
Holcim, Ltd.	1,107	81,732
Julius Baer Group, Ltd.	1,082	60,725
Kuehne & Nagel International AG	261	34,659
Lonza Group AG	256	34,214
Nestle SA	16,549	1,195,289
Novartis AG	11,806	1,164,114
Pargesa Holding SA	149	10,028
Partners Group Holding AG	84	25,122
Roche Holding AG	3,568	1,000,285
Schindler Holding AG(b)	216	35,339

Schindler Holding AG(b)	99	16,176
Semiconductor Manufacturing International Corp.(a)	121,000	13,267
SGS SA	26	47,462
Sika AG	10	35,290
Sonova Holding AG	260	35,166
Sulzer AG	116	11,935
Swatch Group AG(b)	149	58,050
Swatch Group AG(b)	240	18,028
Swiss Life Holding AG	155	35,510
Swiss Prime Site AG	278	21,105
Swiss Re AG	1,834	162,392
Swisscom AG	129	72,330
Syngenta AG	481	195,581
Transocean, Ltd.	1,751	28,329
UBS Group AG	18,460	391,698
Zurich Insurance Group AG	761	231,749

		6,150,619

Taiwan – 2.8%
Acer, Inc.(a)	13,000	6,299
Advanced Semiconductor Engineering, Inc.	28,000	37,933
Advantech Co., Ltd.	2,000	13,742
Asia Cement Corp.	9,000	10,647
Asustek Computer, Inc.	4,000	38,957
AU Optronics Corp.	40,000	17,696
Catcher Technology Co., Ltd.	3,000	37,531
Cathay Financial Holding Co., Ltd.	39,000	68,129
Chang Hwa Commercial Bank, Ltd.	20,000	11,473
Cheng Shin Rubber Industry Co., Ltd.	8,000	17,709
Chicony Electronics Co., Ltd.	2,000	5,367
China Airlines, Ltd.(a)	13,000	5,541
China Development Financial Holding Corp.	90,000	34,128
China Life Insurance Co., Ltd.	14,000	14,338
China Steel Corp.	57,000	45,538
Chunghwa Telecom Co., Ltd.	18,000	57,405
Compal Electronics, Inc.	17,000	12,948
CTBC Financial Holding Co., Ltd.	65,997	51,977
CTCI Corp.	3,000	4,852
Delta Electronics, Inc.	9,000	46,087
E.Sun Financial Holding Co., Ltd.	30,000	20,030
Eclat Textile Co., Ltd.	1,000	16,400
Epistar Corp.	5,000	6,685
Eva Airways Corp.(a)	9,000	6,140
Evergreen Marine Corp. Taiwan, Ltd.(a)	17,000	8,816
Far Eastern New Century Corp.	31,000	32,854
Far EasTone Telecommunications Co., Ltd.	8,000	19,342
Feng Tay Enterprise Co., Ltd.	1,000	5,801
First Financial Holding Co., Ltd.	53,000	32,465
Formosa Chemicals & Fibre Corp.	16,000	38,477
Formosa Petrochemical Corp.	6,000	15,401
Formosa Plastics Corp.	20,000	47,060
Foxconn Technology Co., Ltd.	4,000	14,520
Fubon Financial Holding Co., Ltd.	32,000	63,680
Giant Manufacturing Co., Ltd.	1,000	8,459
Highwealth Construction Corp.	3,000	7,156

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Taiwan – (continued)
Hiwin Technologies Corp.	1,000	$6,579
Hon Hai Precision Industry Co., Ltd.	70,000	220,065
Hotai Motor Co., Ltd.	1,000	14,163
HTC Corp.(a)	3,000	7,001
Hua Nan Financial Holdings Co., Ltd.	30,000	17,258
Innolux Corp.	38,000	19,829
Inotera Memories, Inc.(a)	11,000	8,770
Inventec Corp.	11,000	7,612
Largan Precision Co., Ltd.	1,000	114,246
Lite-On Technology Corp.	9,000	10,559
MediaTek, Inc.	8,000	109,417
Mega Financial Holding Co., Ltd.	46,000	41,446
Merida Industry Co., Ltd.	1,000	6,482
Nan Ya Plastics Corp.	23,000	53,969
Novatek Microelectronics Corp.	2,000	9,658
Pegatron Corp.	8,000	23,413
Phison Electronics Corp.	1,000	8,670
Pou Chen Corp.	9,000	12,834
Powertech Technology, Inc.	7,000	15,155
President Chain Store Corp.	4,000	28,132
Quanta Computer, Inc.	16,000	37,855
Radiant Opto-Electronics Corp.	2,000	7,422
Realtek Semiconductor Corp.	2,000	5,127
Ruentex Development Co., Ltd.	17,000	26,888
Ruentex Industries, Ltd.	3,000	6,864
Shin Kong Financial Holding Co., Ltd.	38,000	11,602
Siliconware Precision Industries Co., Ltd.	21,000	32,159
Simplo Technology Co., Ltd.	1,000	4,635
SinoPac Financial Holdings Co., Ltd.	62,000	27,429
Synnex Technology International Corp.	6,000	8,897
Taishin Financial Holding Co., Ltd.	60,000	24,988
Taiwan Business Bank(a)	42,000	12,945
Taiwan Cement Corp.	15,000	18,936
Taiwan Cooperative Financial Holding Co., Ltd.	27,000	14,132
Taiwan Fertilizer Co., Ltd.	4,000	6,612
Taiwan Mobile Co., Ltd.	7,000	23,368
Taiwan Semiconductor Manufacturing Co., Ltd.	126,000	573,757
Teco Electric and Machinery Co., Ltd.	9,000	6,986
TPK Holding Co., Ltd.	1,000	5,785
Uni-President Enterprises Corp.	22,000	39,002
United Microelectronics Corp.	82,000	34,682
Vanguard International Semiconductor Corp.	4,000	6,404
Wistron Corp.	11,000	8,342
WPG Holdings, Ltd.	7,000	8,769
Yuanta Financial Holding Co., Ltd.	39,000	21,109
Yulon Motor Co., Ltd.	4,000	4,641
Zhen Ding Technology Holding, Ltd.	2,000	7,001

		2,603,178

Thailand – 0.5%
Advanced Info Service PCL	5,900	41,924
Airports of Thailand PCL NVDR	1,900	17,045
Bangkok Bank PCL NVDR	5,100	26,877
Bangkok Dusit Medical Services PCL	15,000	8,749
BEC World PCL	4,700	5,218
BTS Group Holdings PCL	27,900	8,260
Bumrungrad Hospital PCL	1,700	9,412
Central Pattana PCL	5,900	8,297
Charoen Pokphand Foods PCL	13,100	9,309
CP ALL PCL	27,600	37,794
Delta Electronics Thailand PCL	5,400	14,469
Glow Energy PCL	2,500	6,310
Indorama Ventures PCL NVDR	6,600	5,423
IRPC PCL	48,400	6,420
Kasikornbank PCL NVDR	11,000	61,554
Krung Thai Bank PCL	15,600	7,898
Minor International PCL	8,250	7,328
PTT Exploration & Production PCL NVDR	8,100	26,140
PTT Global Chemical PCL	6,900	14,147
PTT PCL	5,500	58,460
Siam Cement PCL NVDR	2,900	44,648
Siam Commercial Bank PCL NVDR	8,000	36,831
Thai Oil PCL	3,900	6,351
Thai Union Frozen Products PCL	9,200	5,938
TMB Bank PCL	63,300	4,385
True Corp. PCL NVDR(a)	34,300	11,577

		490,764

Turkey – 0.3%
Akbank TAS	13,031	37,697
Anadolu Efes Biracilik Ve Malt Sanayii	1,002	9,051
Arcelik	1,143	6,208
BIM Birlesik Magazalar AS	1,296	23,221
Coca-Cola Icecek	369	6,143
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	9,184	9,462
Enka Insaat ve Sanayi	2,593	4,936
Eregli Demir ve Celik Fabrikalari TAS	6,767	10,963
Haci Omer Sabanci Holding AS	7,057	26,605
KOC Holding AS	6,204	28,716
TAV Havalimanlari Holding	790	6,709
Tupras Turkiye Petrol Rafinerileri(a)	535	13,560
Turk Hava Yollari AO(a)	2,668	8,764
Turk Telekomunikasyon	2,538	6,679
Turkcell Iletisim Hizmetleri AS	4,027	18,564
Turkiye Garanti Bankasi AS	10,477	32,694
Turkiye Halk Bankasi AS	4,682	21,584
Turkiye Is Bankasi (Class C)	12,616	26,560
Turkiye Sise ve Cam Fabrikalari	2,951	3,976
Turkiye Vakiflar Bankasi TAO	3,625	5,832
Ulker Biskuvi Sanayi	744	5,193
Yapi ve Kredi Bankasi	4,203	6,181

		319,298

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	13,495	$28,254
Aldar Properties PJSC	15,203	11,259
Arabtec Holding PJSC(a)	10,931	7,827
DP World, Ltd.	798	17,077
Dubai Financial Market PJSC	23,678	12,764
Dubai Islamic Bank PJSC	4,778	8,898
Emaar Malls Group PJSC(a)	17,826	16,210
Emaar Properties PJSC	16,959	36,384
First Gulf Bank PJSC	4,341	17,965
National Bank of Abu Dhabi PJSC	3,273	9,802

		166,440

United Kingdom – 13.9%
3i Group PLC	4,700	38,178
Aberdeen Asset Management PLC	4,447	28,255
Admiral Group PLC	943	20,570
Aggreko PLC	1,238	28,017
Amec Foster Wheeler PLC	1,853	23,824
Anglo American PLC	7,584	109,553
Antofagasta PLC	1,906	20,668
ARM Holdings PLC	7,610	124,111
Ashtead Group PLC	2,433	42,052
Associated British Foods PLC	1,722	77,752
AstraZeneca PLC	6,554	414,258
Aviva PLC	20,803	161,131
Babcock International Group PLC	1,132	19,227
BAE Systems PLC	17,035	120,881
Barclays PLC	83,660	342,745
Barratt Developments PLC	4,946	47,799
BG Group PLC	17,287	288,049
BHP Billiton PLC	10,757	211,300
BP PLC	92,881	613,730
British American Tobacco PLC	9,509	510,707
British Land Co. PLC REIT	4,679	58,391
BT Group PLC	43,734	309,650
Bunzl PLC	1,617	44,198
Burberry Group PLC	2,149	53,096
Capita PLC	3,198	62,265
Carnival PLC	890	45,476
Centrica PLC	24,811	102,935
Cobham PLC	5,504	22,766
Compass Group PLC	8,702	144,110
Croda International PLC	656	28,392
Diageo PLC	12,695	367,564
Direct Line Insurance Group PLC	6,647	35,102
Dixons Carphone PLC	4,730	33,735
easyJet PLC	767	18,649
Experian PLC	4,786	87,237
Fiat Chrysler Automobiles NV(a)	4,348	63,657
Fresnillo PLC	1,069	11,668
G4S PLC	7,500	31,682
GKN PLC	7,940	41,770
GlaxoSmithKline PLC	24,783	515,461
Hammerson PLC REIT	3,791	36,697
Hargreaves Lansdown PLC	1,146	20,781
HSBC Holdings PLC	98,816	885,981
ICAP PLC	2,664	22,184
IMI PLC	1,314	23,248
Imperial Tobacco Group PLC	4,867	234,758

Inmarsat PLC	2,059	29,646
InterContinental Hotels Group PLC	1,141	46,046
Intertek Group PLC	780	30,054
Intu Properties PLC REIT	4,573	22,122
Investec PLC	2,670	24,019
ITV PLC	18,515	76,669
J Sainsbury PLC	6,014	25,093
Johnson Matthey PLC	991	47,349
Kingfisher PLC	11,380	62,157
Land Securities Group PLC REIT	3,821	72,352
Legal & General Group PLC	32,053	125,470
Lloyds Banking Group PLC	288,696	387,017
London Stock Exchange Group PLC	1,677	62,507
Marks & Spencer Group PLC	7,904	66,628
Meggitt PLC	3,896	28,577
Melrose Industries PLC	4,811	18,727
Merlin Entertainments PLC(c)	4,651	31,241
National Grid PLC	19,172	246,401
Next PLC	739	86,586
Old Mutual PLC	23,718	75,162
Pearson PLC	3,963	75,103
Persimmon PLC	1,479	45,939
Petrofac, Ltd.	1,254	18,252
Prudential PLC	12,984	312,936
Randgold Resources, Ltd.	429	28,910
Reckitt Benckiser Group PLC	3,282	283,269
Reed Elsevier PLC	5,491	89,379
Rexam PLC	3,404	29,551
Rio Tinto PLC	6,463	265,696
Rolls-Royce Holdings PLC	9,838	134,608
Royal Bank of Scotland Group PLC(a)	12,271	67,835
Royal Dutch Shell PLC (Class A)	20,392	572,940
Royal Dutch Shell PLC (Class B)	12,302	349,607
Royal Mail PLC	3,142	25,424
RSA Insurance Group PLC	4,903	30,628
SABMiller PLC	4,922	255,757
Sage Group PLC	5,203	41,937
Schroders PLC	601	30,019
Segro PLC REIT	3,657	23,339
Severn Trent PLC	1,158	37,899
Shire PLC	3,005	240,788
Sky PLC	4,991	81,398
Smith & Nephew PLC	4,318	72,934
Smiths Group PLC	1,908	33,878
Sports Direct International PLC(a)	1,302	14,712
SSE PLC	5,328	128,707
Standard Chartered PLC	12,426	199,137
Standard Life PLC	9,458	66,043
Tate & Lyle PLC	2,259	18,456
Taylor Wimpey PLC	16,222	47,402
Tesco PLC	42,414	141,780
Travis Perkins PLC	1,194	39,622
TUI AG	2,133	34,552
Tullow Oil PLC	4,402	23,518
Unilever PLC	6,519	279,891
United Utilities Group PLC	3,296	46,238
Vodafone Group PLC	137,212	496,001
Weir Group PLC	1,031	27,516
Whitbread PLC	877	68,218

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – (continued)
William Hill PLC	4,238	$26,867
WM Morrison Supermarkets PLC	10,159	28,887
Wolseley PLC	1,261	80,576
WPP PLC	6,852	153,668

		13,177,900

United States – 0.0%(e)
Southern Copper Corp.	700	20,587

TOTAL COMMON STOCK (Cost 96,783,918)		93,115,916

RIGHTS – 0.0%(e)
Canada – 0.0%(e)
Constellation Software, Inc.(a)	100	20

Singapore – 0.0%(e)
Jardine Cycle & Carriage, Ltd.(a)	111	586

Spain – 0.0%(e)
Abertis Infraestructuras SA(a)	1,954	1,601
Repsol SA(a)	5,039	2,611
Zardoya Otis SA(a)	1,391	606

		4,818

TOTAL RIGHTS – 0.0%(e) (Cost 5,316)		5,424

SHORT TERM INVESTMENT – 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11%(g)(h) (Cost 1,828,415)	1,828,415	1,828,415

TOTAL INVESTMENTS – 100.4%(i) (Cost 98,617,649)		94,949,755
Other Liabilities in Excess of Assets – (0.4)%		(390,808)

NET ASSETS – 100.0%		$94,558,947

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 422,530 or 0.45% of net assets as of June 30, 2015.

(d)	Value is determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Amount represents less than 0.05% of net assets.

(f)	Value is determined based on Level 3 inputs established by provisions surrounding fair value measurements and disclosures.

(g)	The rate shown is the annualized seven-day yield at period end.

(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(i)	Unless otherwise indicated, the values of securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Futures Contracts (long) Expiration Date 09/2015	24	$2,200,800	$(51,235)
Mini MSCI Emerging Markets Futures Contracts (long) Expiration Date 09/2015	4	191,880	551

Total unrealized appreciation/(depreciation) on open futures contracts purchased			$(50,684)

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio
Assets
Investments in unaffiliated issuers, at value (Note 2)*	$67,461,124	$93,121,340
Investments in non-controlled affiliated issuer, at value (Note 4)*	11,372,070	1,828,415

Total Investments*	78,833,194	94,949,755
Cash	60,356	117
Foreign currency**	–	422,138
Cash at broker	–	157,457
Receivable for investment securities sold	252,954	2,022
Receivable for fund shares sold	1,176,180	243,720
Dividends and interest receivable	368,130	338,764
Prepaid expenses and other assets	80,920	263,156

Total assets	80,771,734	96,377,129
Liabilities
Investment securities purchased	11,582,098	12,229
Daily variation margin on futures contracts	–	50,684
Payable for fund shares repurchased	953	1,598,416
Deferred foreign taxes payable	–	2,118
Administration and custody fees payable (Note 4)	2,844	115,906
Professional fees payable	26,561	25,321
Trustee’s fees payable (Note 5)	3,300	3,597
Accrued expenses and other liabilities	9,405	9,911

Total liabilities	11,625,161	1,818,182

Net Assets	$69,146,573	$94,558,947

Net assets consist of:
Paid in capital	68,993,689	96,706,384
Undistributed net investment income	3,627	1,540,211
Accumulated net realized gain on investments	651,778	35,446
Unrealized depreciation on investments	(502,521)	(3,723,094)

Net Assets	$69,146,573	$94,558,947

Net asset value, offering, and redemption price per share	$10.04	$9.58
Shares outstanding	6,883,794	9,867,730
*Investments in unaffiliated issuers, at cost (Note 2)	$67,963,645	$96,789,234
*Investments in non-controlled affiliated issuer, at cost (Note 4)	11,372,070	1,828,415

*Total Cost of Investments	79,335,715	98,617,649

**Foreign Currency, at cost	–	426,689

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio
Investment Income
Interest	$663,260	$847
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $0 and $158,518 respectively)	–	1,575,942
Dividend income – non-controlled affiliated issuer	5,780	860

Total investment income	669,040	1,577,649

Expenses
Administration and custody fees (Note 4)	4,259	162,052
Professional fees	31,789	30,458
Trustees’ fees (Note 5)	7,439	7,439
Printing fees	3,248	2,594
Tax expense	–	111
Other expenses	9,291	11,490

Total expenses	56,026	214,144
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(42,289)	(181,999)

Total net expenses	13,737	32,145

Net Investment Income	655,303	1,545,504

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Net realized gain on investments	512,888	$5,456
Foreign currency	–	30,414
Futures contracts	–	34,366

Net realized gain	512,888	70,236

Change in net unrealized appreciation (depreciation) on:
Investments	(1,014,135)	180,656
Foreign Currency	–	(1,116)
Futures contracts	–	(42,120)

Net change in unrealized appreciation (depreciation)	(1,014,135)	137,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$154,056	$1,753,160

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/19/14* – 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/17/14* – 12/31/14
Increase (Decrease) in Net Assets From Operations:
Net investment income	$655,303	$251,556	$1,545,504	$232,181
Net realized gain (loss)	512,888	297,932	70,236	(17,014)
Net change in net unrealized appreciation (depreciation)	(1,014,135)	511,614	137,420	(3,860,514)

Net increase (decrease) in net assets from operations	154,056	1,061,102	1,753,160	(3,645,347)

Distributions From:
Net investment income	(651,676)	(252,366)	–	(284,533)
Net realized gain on investments	–	(158,232)	–	–

Total distributions	(651,676)	(410,598)	–	(284,533)

Capital Transactions:
Proceeds from shares sold	23,119,242	79,369,350	48,458,451	53,494,038
Reinvestment of distributions	651,676	410,598	–	284,533
Cost of redemptions	(34,171,195)	(385,982)	(5,112,575)	(388,780)

Net increase (decrease) in net assets from capital transactions	(10,400,277)	79,393,966	43,345,876	53,389,791

Net increase (decrease) in net assets	(10,897,897)	80,044,470	45,099,036	49,459,911
Net Assets
Beginning of period	80,044,470	–	49,459,911	–

End of period	$69,146,573	$80,044,470	$94,558,947	$49,459,911

Undistributed (distributions in excess of) net investment income	$3,627	$–	$1,540,211	$(5,293)

Share Transactions:
Proceeds from shares sold	2,262,499	7,892,207	5,005,211	5,407,432
Reinvestment of distributions	63,828	40,587	–	30,928
Cost of redemptions	(3,337,183)	(38,144)	(533,935)	(41,906)

Net increase (decrease) in net assets from share transactions	(1,010,856)	7,894,650	4,471,276	5,396,454

*	Commencement of operations

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

	State Street Aggregate Bond Index Portfolio			State Street Global Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/19/14* –12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/17/14* – 12/31/14
Per Share Operating Performance:
Net asset value, beginning of period	$10.14	$10.00		$9.17	$10.00

Net investment income(a)	0.01	0.04		0.18	0.05
Net realized and unrealized gain (loss) on investments	(0.01)	0.16		0.23	(0.82)

Total from investment operations	0.00	0.20		0.41	(0.77)

Distributions from:
Net investment income	(0.10)	(0.04)		–	(0.06)
Net realized gain on investments	–	(0.02)		–	–

Total distributions	(0.10)	(0.06)		–	(0.06)

Net increase (decrease) in net assets	(0.10)	0.14		0.41	(0.83)

Net asset value, end of period	$10.04	$10.14		$9.58	$9.17

Total Investment Return(b)(c)	(0.03)%	2.00	%(d)	4.47%	(7.72	)%(d)
Ratios and Supplemental Data:
Net asset value, end of period (000s)	$69,147	$80,044		$94,559	$49,460
Ratios to average net assets:
Gross expenses(e)	0.16%	0.25%		0.54%	0.73%
Net expenses(e)	0.04%	0.04%		0.08%	0.31%
Net investment income(e)	1.91%	1.52%		3.86%	1.77%
Portfolio turnover(c)	42%	16%		1%	0	%(f)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.

(e)	Annualized.

(f)	Less than 0.005%.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Aggregate Bond Index Fund	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014
State Street Global Equity ex-U.S. Index Fund	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014
State Street Aggregate Bond Index Portfolio	N/A	September 19, 2014
State Street Global Equity ex-U.S. Index Portfolio	N/A	September 17, 2014

The State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio are referred to as the “Portfolios.” The State Street Aggregate Bond Index Fund and the State Street Global Equity ex- U.S. Index Fund are referred to as the “Funds.” Each Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund.

Feeder Fund	% Investment in Master	Master Fund
State Street Aggregate Bond Index Fund	62.55%	State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund	47.79%	State Street Global Equity ex-U.S. Index Portfolio

Each Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Each Portfolio’s shares are offered exclusively to other investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation State Street Bank and Trust Company (“State Street”) and an affiliate of State Street. Class A shares of the Funds are available to the general public for investment through transaction-based financial intermediaries. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Each Portfolio is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If the Portfolios’ securities

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees of the Trust (the “Board”) or its delegate under applicable rules adopted by the U.S. Securities and Exchange Commission (the “SEC”). In buying foreign securities, each Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – Each Fund records its investment in its respective Portfolio at net asset value. Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date pursuant to valuation policy and procedures approved by the Board. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value in pursuant to valuation policies and procedures approved by the Board.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolios’ net asset value and the prices used by the Portfolios’ underlying indices, which in turn could result in a difference between the Portfolios’ performance and the performance of the Portfolios’ underlying indices.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. As of June 30, 2015, the State Street Global ex-U.S. Index Portfolio had transfers that occurred as a result of fair value pricing using significant observable inputs in Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the inputs used as of June 30, 2015, in valuing the assets carried at fair value of each Portfolio:

State Street Aggregate Bond Index Portfolio	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Corporate Bonds	$–	$18,468,045	$–	$18,468,045
Foreign Government Obligations	–	1,493,275	–	1,493,275
U.S. Government Agency MBS TBA	–	11,003,174	–	11,003,174
U.S. Government Agency Obligations	–	10,578,299	–	10,578,299
U.S. Treasury Obligations	–	24,554,627	–	24,554,627
Commercial Mortgage Backed Securities	–	807,697	–	807,697
Asset Backed Securities	–	383,382	–	383,382
Municipal Bonds & Notes	–	172,625	–	172,625
Short Term Investment	11,372,070	–	–	11,372,070

TOTAL INVESTMENTS	$11,372,070	$67,461,124	$–	$78,833,194

State Street Global Equity Ex-U.S. Index Portfolio	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$93,017,251	$81,517	$17,148	$93,115,916
Rights	5,424	–	–	5,424
Short Term Investment	1,828,415	–	–	1,828,415

TOTAL INVESTMENTS	$94,851,090	$81,517	$17,148	$94,949,755

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures contracts	(50,684)	–	–	(50,684)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$94,800,406	$81,517	$17,148	94,899,071

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Dividends and distributions – Dividends from net investment income are declared and paid at least monthly by the State Street Aggregate Bond Index Fund and the State Street Aggregate Bond Index Portfolio and annually by the State Street Global Equity ex-U.S. Index Fund and the State Street Global Equity ex-U.S. Index Portfolio. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Expenses – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a Fund or Portfolio are allocated among the Funds and Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds and Portfolios can otherwise be made. Class specific fees are borne by each class.

Futures – The State Street Global Equity ex-U.S. Index Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired Portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2015:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$551	$551

Liability Derivatives(2)

	Equity Contracts Risk	Total
Futures Contracts	$(51,235)	$(51,235)

Transactions in derivative instruments during the period ended June 30, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$34,366	$34,366

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(42,120)	$(42,120)

(1)	Portfolio of Investments: Unrealized appreciation (depreciation) of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Change in net unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the period ended June 30, 2015 was $1,730,606.

Foreign currency translation and foreign investments – The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transaction on the Statements of Operations.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. governments. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Portfolios invest are considered emerging markets. Investment in these emerging markets subjects a Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Mortgage Dollar Rolls – The State Street Aggregate Bond Index Portfolio may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives form a mortgage dollar roll will provide a return that exceeds its costs. The Portfolio’s use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Federal income taxes – Each Fund and each Portfolio intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds and Portfolios will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds and Portfolios will not be subject to federal excise tax.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$43,503,195	$–	$(252,572)	$(252,572)
State Street Global Equity ex-U.S. Index Fund	$47,004,051	$–	$(1,816,877)	$(1,816,877)
State Street Aggregate Bond Index Portfolio	$79,335,715	$206,483	$(709,004)	$(502,521)
State Street Global Equity ex-U.S. Index Portfolio	$98,617,649	$3,817,075	$(7,484,969)	$(3,667,894)

3.	Securities Transactions

For the period ended June 30, 2015, the Portfolios had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$22,330,960	$22,797,341	$1,370,430	$4,458,063
State Street Global Equity ex-U.S. Index Portfolio	$–	$–	$45,276,423	$698,182

4.	Related Party and Other Fees

The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the State Street Aggregate Bond Index Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets and the State Street Global Equity ex-U.S. Index Fund pays the Adviser a management fee at an annual rate of 0.06% of its average daily net assets. The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Global Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.04% and 0.10%, respectively, of average daily net assets on an annual basis. SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and acquired fund fees) exceed 0.04% and 0.08%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Funds’ and Portfolios’ Board.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.

SSGA FM serves as Administrator. For its administration services, the Funds each pay SSGA FM a fee at an annual rate of 0.05% of the respective Fund’s average daily net assets. During the period ended June 30, 2015, the administration fees incurred are shown on the respective Statement of Operations.

State Street, pursuant to a Sub-Administration Agreement between SSGA FM and State Street, an affiliate of the Adviser, serves as Sub-Administrator of the Funds. For State Street’s services, SSGA FM pays State Street an annual fee.

Effective June 1, 2015, State Street serves as sub-administrator, custodian, transfer agent and dividend disbursing agent for the Portfolios. In compensation for these services, the Portfolios pay State Street an annual fee, which is included in Administration and custody fees on the Statement of Operations. The fee accrued daily and payable monthly, and is calculated as the greater of an asset-based fee or a minimum fee. The minimum fee is calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee is calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Funds may also pay sub-transfer agent fees at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

State Street is the custodian for the Funds. The Funds pay State Street an annual fee of $12,000 for custody and accounting services.

Transactions with Affiliates

Certain investments made by the Portfolios were made in securities affiliated with SSGA FM. The Portfolios invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending June 30, 2015 were as follows:

State Street Aggregate Bond Index Portfolio

Security Description	Number of shares held at 12/31/14	Shares purchased for the period ended 6/30/15	Shares sold for the period ended 6/30/15	Number of shares held at 6/30/15	Value at 6/30/15	Income earned for the period ended 6/30/15
State Street Institutional Liquid Reserves Fund, Premier Class	19,953,875	65,731,923	74,313,728	11,372,070	$11,372,070	$5,780

State Street Global Equity ex-U.S. Index Portfolio

Security Description	Number of shares held at 12/31/14	Shares purchased for the period ended 6/30/15	Shares sold for the period ended 6/30/15	Number of shares held at 6/30/15	Value at 6/30/15	Income earned for the period ended 6/30/15
State Street Institutional Liquid Reserves Fund, Premier Class	597,024	48,132,618	46,901,227	1,828,415	$1,828,415	$860

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds and Portfolios does not receive compensation from the Funds and Portfolios for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. Each Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of- pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund	$1,000.00	$997.30	$1.68

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,042.50	$2.03

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE — (continued)

Class A Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund	$1,000.00	$1,023.11	$1.71

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,022.81	$2.01

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class A Shares’ annualized expense ratio as of June 30, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.34%
State Street Global Equity ex-U.S. Index Fund*	0.40%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2015

Class I Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund	$1,000.00	$999.30	$0.45

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,043.60	$0.76

Class I Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund	$1,000.00	$1,024.35	$0.45

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,024.05	$0.75

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class I Shares’ annualized expense ratio as of June 30, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.09%
State Street Global Equity ex-U.S. Index Fund	0.15%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE — (continued)

Six Months Ended June 30, 2015

Class K Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Aggregate Bond Index Fund	$1,000.00	$998.70	$0.45

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,043.60	$0.76

Class K Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Fund	$1,000.00	$1,024.35	$0.45

State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,024.05	$0.75

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Class K Shares’ annualized expense ratio as of June 30, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.09%
State Street Global Equity ex-U.S. Index Fund*	0.15%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2015

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return

State Street Aggregate Bond Index Portfolio	$1,000.00	$999.70	$0.20

State Street Global Equity ex-U.S. Index Portfolio	$1,000.00	$1,044.70	$0.41

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Aggregate Bond Index Portfolio	$1,000.00	$1,024.60	$0.20

State Street Global Equity ex-U.S. Index Portfolio	$1,000.00	$1,024.40	$0.40

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended June 30, 2015 was as follows:

State Street Aggregate Bond Index Portfolio	0.04%
State Street Global Equity ex-U.S. Index Portfolio	0.08%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s and the Portfolio’s proxy voting policies and procedures, as well as information regarding how the Fund and the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1- 877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund and the Portfolio each file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Institutional Investment Trust

Other Information

June 30, 2015 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

1 Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

2 Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014 by evaluating the performance of the feeder funds. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Aggregate Bond Index Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group and outperformed the median of its Performance Universe and its Lipper Index since its inception on September 19, 2014.

State Street Global Equity ex-U.S. Index Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index since its inception on September 17, 2014. The Board noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Aggregate Bond Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and equal to the median of its Expense Universe.

State Street Aggregate Bond Index Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

State Street Global Equity ex-U.S. Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund does not pay a management fee to the Adviser.

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-16223 (C) 2015 State Street Corporation - All Rights Reserved

Not FDIC Insured - No Bank Guarantee - May Lose Value

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

State Street Clarion Global Real Estate Income Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Common Stocks	99.3%
Money Market Fund	0.8
Other Liabilities in Excess of Assets	(0.1)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
REITS-Diversified	16.7%
REITS-Office Property	15.6
REITS-Shopping Centers	12.5
REITS-Apartments	12.4
REITS-Regional Malls	11.6
Total	68.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

1

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.7%
360 Capital Industrial Fund REIT	14,100	$26,118
Federation Centres REIT	51,181	114,866
Goodman Group REIT	5,400	26,023
GPT Group REIT	24,400	80,266
Investa Office Fund REIT	14,500	42,350
Mirvac Group REIT	17,300	24,599
Westfield Corp. REIT	2,900	20,328

		334,550

France – 5.4%
ICADE REIT	783	55,887
Klepierre REIT	2,194	96,450
Unibail-Rodamco SE REIT	465	117,454

		269,791

Germany – 3.5%
Deutsche Euroshop AG	1,200	52,666
LEG Immobilien AG	1,772	123,042

		175,708

Hong Kong – 3.6%
Champion REIT	4,000	2,193
Cheung Kong Property Holdings, Ltd.(a)	4,000	33,073
China Overseas Land & Investment, Ltd.	6,000	21,245
Hongkong Land Holdings, Ltd.	6,100	50,020
Link REIT	12,400	72,696

		179,227

Japan – 7.5%
Fukuoka Corp. REIT	23	40,130
Japan Hotel REIT Investment Corp. REIT	65	43,293
Japan Retail Fund Investment Corp. REIT	26	52,036
Kenedix Office Investment Corp. REIT	16	80,284
Mitsui Fudosan Co., Ltd.	2,000	56,013
Orix JREIT, Inc. REIT	71	102,353

		374,109

Netherlands – 1.0%
Eurocommercial Properties NV	1,200	50,012

		50,012

Singapore – 0.8%
CapitaLand Commercial Trust REIT	34,500	39,970

		39,970

Spain – 0.6%
Hispania Activos Inmobiliarios SAU(a)	2,104	30,851

		30,851

Sweden – 1.0%
Hufvudstaden AB	4,008	48,738

		48,738

United Kingdom – 7.5%
British Land Co. PLC REIT	13,300	165,976
Great Portland Estates PLC REIT	7,353	89,737
Hammerson PLC REIT	9,463	91,601
ST Modwen Properties PLC	3,833	27,302

		374,616

United States – 61.7%
Alexandria Real Estate Equities, Inc. REIT	600	$52,476
American Realty Capital Properties, Inc. REIT	2,900	23,577
AvalonBay Communities, Inc. REIT	1,000	159,870
Boston Properties, Inc. REIT	1,300	157,352
CubeSmart REIT	2,000	46,320
DCT Industrial Trust, Inc. REIT	1,200	37,728
DDR Corp. REIT	5,300	81,938
Douglas Emmett, Inc. REIT	1,400	37,716
Equity Residential REIT	3,300	231,561
Essex Property Trust, Inc. REIT	475	100,937
Federal Realty Investment Trust REIT	400	51,236
Forest City Enterprises, Inc.(a)	1,200	26,520
General Growth Properties, Inc. REIT	6,400	164,224
Health Care REIT, Inc.	2,800	183,764
Healthcare Realty Trust, Inc. REIT	2,200	51,172
Host Hotels & Resorts, Inc. REIT	6,100	120,963
Kilroy Realty Corp. REIT	1,100	73,865
Kimco Realty Corp. REIT	4,000	90,160
LaSalle Hotel Properties REIT	1,600	56,736
Liberty Property Trust REIT	1,800	57,996
Macerich Co. REIT	300	22,380
Paramount Group, Inc. REIT	2,500	42,900
Post Properties, Inc. REIT	1,300	70,681
Prologis, Inc. REIT	4,300	159,530
Public Storage, Inc. REIT	700	129,059
QTS Realty Trust, Inc. REIT	1,100	40,095
Simon Property Group, Inc. REIT	1,750	302,785
SL Green Realty Corp. REIT	900	98,901
Spirit Realty Capital, Inc. REI+T	6,400	61,888
Strategic Hotels & Resorts, Inc. REIT(a)	4,400	53,328
Sunstone Hotel Investors, Inc. REIT	2,800	42,028
Tanger Factory Outlet Centers, Inc. REIT	1,500	47,550
Taubman Centers, Inc. REIT	600	41,700
UDR, Inc. REIT	1,820	58,295
Vornado Realty Trust REIT	1,100	104,423

		3,081,654

TOTAL COMMON STOCKS (Cost $5,143,041)		4,959,226

SHORT TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(b)(c) (Cost $37,364)	37,364	37,364

TOTAL INVESTMENTS – 100.1%(d) (Cost $5,180,405)		4,996,590
Other Liabilities in Excess of Assets – (0.1)%		(3,668)

NET ASSETS – 100.0%		$4,992,922

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Affiliated Fund managed by SSGA Fund Management, Inc. (Note 4).

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

See Notes to Financial Statements.

2

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

Abbreviations
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

3

State Street Clarion Global Real Estate Income Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments in securities of unaffiliated issuers, at value (Note 2)	$4,959,226
Investments in securities of non-controlled affiliated issuer, at value (Notes 2 and 4)	37,364

Total Investments	4,996,590
Foreign currency, at value	5,964
Receivable for investments sold	56,682
Dividends receivable from unaffiliated issuers	20,628
Dividends receivable from non-controlled affiliated issuers	3
Receivable for foreign taxes recoverable	2,435
Receivable from Adviser (Note 4)	42,462

Total assets	5,124,764

Liabilities
Payable for investments purchased	50,795
Advisory fees payable (Note 4)	11,279
Custodian fees payable (Note 4)	20,899
Professional fees payable	14,490
Transfer agent fees payable (Note 4)	9,922
Registration and filing fees payable	9,300
Sub-Transfer Agent fee payable (Note 4)	2,386
Distribution fees payable (Note 4)	939
Administration fees payable (Note 4)	808
Printing fees payable	865
Insurance fees payable	10,159

Total liabilities	131,842

Net Assets	$4,992,922

Net Assets Consist of:
Paid-in capital	$5,000,000
Undistributed net investment income	2,199
Accumulated net realized gain on investments and foreign currency transactions	174,697
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(183,974)

Net Assets	$4,992,922

Class A
Net Assets	$2,496,385
Shares of beneficial interest outstanding	250,000

Net asset value and redemption price per share	$9.99

Maximum Sales Charge	5.25%
Maximum offering price per share	$10.54

Class I
Net Assets	$2,496,537
Shares of beneficial interest outstanding	250,000

Offering, net asset value, and redemption price per share	$9.99

Investments in securities of unaffiliated issuers, at cost	$5,143,041
Investments in securities of affiliated issuers, at cost	37,364

Investments in securities, at cost	$5,180,405

Foreign currency, at cost	$6,005

See Notes to Financial Statements.

4

State Street Clarion Global Real Estate Income Fund

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $6,461)	$105,640
Dividend income – non-controlled affiliated issuer	19

Total Investment Income	105,659

Expenses
Advisory fees (Note 4)	22,930
Administration fees (Note 4)	561
Custodian fees (Note 4)	17,118
Distribution fee (Note 4)
Class A	3,372
Trustees’ fees and expenses	7,439
Registration and filing fees	15,895
Professional fees	21,857
Transfer agent fees (Note 4)	10,909
Printing fees	8,064
Insurance fees	6,965
Other expenses	660

Total expenses	115,770

Less: Expenses reimbursed by the Adviser (Note 4)	(84,074)

Net expenses	31,696

Net Investment Income	$73,963

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	149,305
Foreign currency transactions	(988)

Net realized gain (loss)	148,317

Change in net unrealized appreciation (depreciation) on:
Investments	(497,874)
Foreign currency transactions	(112)

Net change in unrealized appreciation (depreciation)	(497,986)

Net realized and unrealized loss	(349,669)

Net Decrease in Net Assets Resulting from Operations	$(275,706)

See Notes to Financial Statements.

5

State Street Clarion Global Real Estate Income Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$73,963	$22,471
Net realized gain on investments and foreign currency transactions	148,317	38,995
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(497,986)	314,012

Net increase (decrease) in net assets from operations	(275,706)	375,478

Distributions to Shareholders from:
Net investment income
Class A	(23,075)	(26,325)
Class I	(25,925)	(28,175)
Net realized gain on investments
Class A	–	(1,675)
Class I	–	(1,675)

Total distributions	(49,000)	(57,850)

Net Increase (Decrease) from Fund Share Transactions:
Class A
Shares sold	–	2,500,000

Class I
Shares sold	–	2,500,000

Net increase from fund share transactions	–	5,000,000

Net Increase (Decrease) in Net Assets	(324,706)	5,317,628
Net Assets
Beginning of period	5,317,628	–

End of period	$4,992,922	$5,317,628

Undistributed (Distributions in excess of) net investment income	$2,199	$(22,764)

Changes in Shares:
Class A
Shares sold	–	250,000

Class I
Shares sold	–	250,000

*	For the period from October 9, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.

6

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/15 (Unaudited)	Period from 10/9/14* 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.64	$10.00

Investment Operations:
Net investment income(a)	0.14	0.04
Net realized and unrealized gain (loss) on investments	(0.70)	0.72

Total from investment operations	(0.56)	0.76

Less Distributions From:
Net investment income	(0.09)	(0.11)
Net realized gains	–	(0.01)

Total distributions	(0.09)	(0.12)

Net increase (decrease) in net assets	(0.65)	0.64

Net Asset Value, End of Period	$9.99	$10.64

Total Return(b)(c)	(5.29)%	7.52%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,496	$2,659
Ratios to average net assets:
Gross expenses(d)	4.42%	6.51%
Net expenses(d)	1.30%	1.50%
Net investment income(d)	2.62%	1.76%
Portfolio turnover rate(c)	65%	11%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

7

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/15 (Unaudited)	Period from 10/9/14* 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.63	$10.00

Investment Operations:
Net investment income(a)	0.15	0.05
Net realized and unrealized gain (loss) on investments	(0.69)	0.70

Total from investment operations	(0.54)	0.75

Less Distributions From:
Net investment income	(0.10)	(0.11)
Net realized gains	–	(0.01)

Total distributions	(0.10)	(0.12)

Net increase (decrease) in net assets	(0.64)	0.63

Net Asset Value, End of Period	$9.99	$10.63

Total Return(b)(c)	(5.10)%	7.49%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,497	$2,659
Ratios to average net assets:
Gross expenses(d)	4.17%	6.26%
Net expenses(d)	1.05%	1.25%
Net investment income(d)	2.87%	2.01%
Portfolio turnover rate(c)	65%	11%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

8

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. State Street Clarion Global Real Estate Income Fund (the “Fund”) has registered Class C and Class K Shares. The Fund’s Class C and Class K Shares were not operational at June 30, 2015. The financial statements herein relate to the following Fund:

Fund	Classes	Commencement of Operations:
State Street Clarion Global Real Estate Income Fund	Class A	October 9, 2014
	Class I	October 9, 2014

The investment objective of the Fund is to seek total return with an emphasis on income. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) serves as the investment adviser and CBRE Clarion Securities LLC (the “Sub-adviser”) serves as the sub-adviser. Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”).

Security valuation – The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the

9

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying indices, which in turn could result in a difference between the Fund’s performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Fund’s investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

10

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The aggregate value of investments by input level as of June 30, 2015, is included at the end of the Fund’s Schedule of Investments. The Fund had no transfers between levels for the six months ended June 30, 2015. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$4,959,226	$–	$–	$4,959,226
Money Market Fund	37,364	–	–	37,364

TOTAL INVESTMENTS	$4,996,590	$–	$–	$4,996,590

Investment transactions – Investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets. The Fund invests in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

REITs owned at June 30, 2015, if any, are identified in the Schedule of Investments.

Investment Income – Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Interest income is recorded on the accrual basis.

Foreign currency translation and foreign investments – The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transaction on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

11

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Dividends and distributions – Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in foreign denominated investments, REITs, wash sales and investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made.

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

At June 30, 2015, the cost of investments and the gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purpose are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Real Estate Income Fund	$5,180,405	$42,024	$(225,839)	$(183,815)

The Fund has reviewed the tax positions as of December 31, 2014, and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, the Fund’s federal tax returns for the initial year remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

3.	Securities Transactions

For the six months ended June 30, 2015, purchases and sales of investment securities, excluding short-term investments, were:

Fund	Purchases	Sales
State Street Clarion Global Real Estate Income Fund	$3,502,956	$3,474,548

4.	Related Party and Other Fees

The Fund retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Fund has entered into an

12

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

investment advisory agreement with the Adviser. In compensation for the Adviser’s services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub- transfer agency fees) exceed 1.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board.

For the period ended June 30, 2015, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, are shown on the Statement of Operations.

Effective June 1, 2015, SSGA FM serves as Administrator. For its administration services to the Fund, the Fund pays SSGA FM a fee at the annual rate of 0.05% of its average daily net assets.

Effective June 1, 2015 State Street, pursuant to a Sub-Administration Agreement between SSGA FM and State Street, an affiliate of the Adviser, serves as Sub-Administrator. State Street is paid a Sub-Administration fee by SSGA FM. The Sub-Administration fee is based on the combined average daily net assets of the Fund and certain other funds in the Trust and in the SSGA Funds trust. The fee schedule is as follows: 0.0136% of the first $10 billion of average daily net assets of the funds in the complex; 0.0086% of the next $10 billion of average daily net assets of the funds in the complex; 0.0075% of the next $10 billion of average daily net assets of the funds in the complex and; 0.0050% of the average daily net assets of the funds in the complex in excess of $30 billion.

State Street serves as Custodian of the Fund’s assets. Effective June 1, 2015, State Street receives fees from the Fund for domestic and global custody services and security transaction fees and is reimbursed for certain out of pocket expenses.

Prior to June 1, 2015, State Street was the Administrator and Custodian. In compensation for these services, the Fund paid State Street an annual fee. The fee was accrued daily and paid monthly, and was calculated as the greater of an asset-based fee or a minimum fee. The minimum fee was calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee was calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

13

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of the Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay sub-transfer agent fees of up to 0.20% on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by Financial Intermediaries.

Transactions with Affiliates

Certain investments made by the Fund were made in securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the six months ended June 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the six months ended 6/30/15	Shares sold for the six months ended 6/30/15	Number of shares held at 6/30/15	Value at 6/30/15	Income earned for the six months ended 6/30/15
State Street Institutional
Liquid Reserves Fund, Premier Class	35,023	496,212	493,871	37,364	$37,364	$19

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. Each Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. As of June 30, 2015, the Fund is paying the annual minimum of $15,000. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

14

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

6.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. governments. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Fund invests are considered emerging markets. Investment in these emerging markets subjects a Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

State Street Clarion Global Real Estate Income Fund

Other Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2015

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Class Return

Class A	$1,000.00	$947.10	$6.28

Class I	$1,000.00	$949.00	$5.07

16

State Street Clarion Global Real Estate Income Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Class A	$1,000.00	$1,018.35	$6.51

Class I	$1,000.00	$1,019.59	$5.26

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Class A Shares and Class I Shares annualized expense ratios for the six months ended June 30, 2015 were 1.30% and 1.05%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

17

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC

201King of Prussia Road, Suite

600 Radnor, PA 19087

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-16230 © 2015 State Street Corporation – All Rights Reserved

Not FDIC Insured – No Bank Guarantee – May Lose Value

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Semi-Annual Report

June 30, 2015

State Street Clarion Global Infrastructure & MLP Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in State Street Clarion Global Infrastructure & MLP Portfolio (1,593,481 shares), at value (cost $15,945,431) (Note 1)	$15,918,873
Receivable for investments sold	235
Receivable from Adviser (Note 3)	48,108

Total assets	15,967,216

Liabilities
Advisory fees payable (Note 3)	46,154
Professional fees payable	15,159
Administration fees payable (Note 3)	9,644
Registration and filing fees payable	9,228
Insurance fees payable	6,195
Custodian fees payable (Note 3)	5,239
Printing fees payable	4,863
Transfer agent fees payable	4,766
Trustees’ fees payable (Note 4)	2,867

Total liabilities	104,115

Net Assets	$15,863,101

Net Assets Consist of:
Paid-in capital	$15,900,803
Distributions in excess of net investment income	(16,615)
Accumulated net realized gain	5,471
Net unrealized depreciation on investments	(26,558)

Net Assets	$15,863,101

Net Assets
Class A	$2,045,232

Class I	$13,817,869

Shares of Beneficial Interest Outstanding
Class A	204,967

Class I	1,384,530

Net Asset Value and Redemption Price Per Share
Class A	$9.98

Maximum Sales Charge
Class A	5.25%

Maximum Offering Price Per Share
Class A	$10.53

Offering, Net Asset Value, and Redemption Price Per Share
Class I	$9.98

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

1

State Street Clarion Global Infrastructure & MLP Fund

Statement of Operations

Six Months Ended June 30, 2015* (Unaudited)

Income
Dividend income from State Street Clarion Global Infrastructure & MLP Portfolio (Note 3)	$180,816

Expenses
Advisory fees (Note 3)	64,695
Administration fees (Note 3)	9,644
Custodian fees (Note 3)	5,293
Distribution fees (Note 3)
Class A	2,287
Trustees’ fees and expenses (Note 4)	6,617
Registration and filing fees	14,003
Professional fees	16,541
Transfer agent fees (Note 3)	9,703
Printing fees	7,058
Insurance fees	6,195
Miscellaneous fees	2,206

Total expenses	144,242
Less: Expenses reimbursed by the Adviser (Note 3)	(55,695)

Net expenses	88,547

Net Investment Income	$92,269

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments from affiliated issuer	5,471
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuer	(26,558)

Net realized and unrealized gain (loss)	(21,087)

Net Increase in Net Assets Resulting from Operations	$71,182

*	For the period January 21, 2015 (commencement of operations) through June 30, 2015.

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

2

State Street Clarion Global Infrastructure & MLP Fund

Statement of Changes in Net Assets

For the Period 1/21/15* - 6/30/15 (Unaudited)
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$92,269
Net realized gain on investments	5,471
Change in net unrealized appreciation (depreciation) on investments	(26,558)

Net increase in net assets from operations	71,182

Distributions to Shareholders from:
Net investment income
Class A	(12,428)
Class I	(96,456)

Total distributions	(108,884)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Contribution from SSGA FM (Note 1)	2,000,000
Proceeds from shares sold	71,054
Reinvestments of distributions	328
Cost of redemptions	(18,998)

Net increase in net assets from capital share transactions	2,052,384

Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	11,569,962
Contribution from SSGA FM (Note 1)	2,000,000
Proceeds from shares sold	196,001
Reinvestments of distributions	82,456

Net increase in net assets from capital share transactions	13,848,419

Net Increase in Net Assets	15,863,101
Net Assets
Beginning of period	–

End of period	$15,863,101

Distributions in excess of net investment income	$(16,615)

Changes in Shares:
Class A
Shares sold	206,785
Reinvestments of distributions	31
Shares redeemed	(1,849)

Net increase in net assets from share transactions	204,967

Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	1,176,596
Shares sold	200,000
Reinvestments of distributions	7,934

Net increase in net assets from share transactions	1,384,530

*	Commencement of operations

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

3

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	Period from 1/21/15(a) - 6/30/15 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments	(0.01)

Total from investment operations	0.04

Less Distributions to Shareholders From:
Net investment income	(0.06)

Net increase in net assets	(0.02)

Net Asset Value, End of Period	$9.98

Total Return(c)	0.27%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,045
Ratios to average net assets:
Gross expenses	2.22	%(e)
Net expenses	1.45	%(e)
Net investment income	1.05	%(e)
Portfolio turnover rate(d)	37	%(f)

(a)	Commencement of operations

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the Portfolio.

(e)	Annualized.

(f)	Not annualized.

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

4

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	Period from 1/21/15(a) - 6/30/15 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments	(0.01)

Total from investment operations	0.05

Less Distributions to Shareholders From:
Net investment income	(0.07)

Net increase in net assets	(0.02)

Net Asset Value, End of Period	$9.98

Total Return(c)	0.37%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$13,818
Ratios to average net assets:
Gross expenses	1.98	%(e)
Net expenses	1.20	%(e)
Net investment income	1.32	%(e)
Portfolio turnover rate(d)	37	%(f)

(a)	Commencement of operations

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the Portfolio.

(e)	Annualized.

(f)	Not annualized.

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

5

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. State Street Clarion Global Infrastructure & MLP Fund (the “Fund”) has registered Class C and Class K Shares. The Fund’s Class C and Class K Shares were not operational at June 30, 2015. The financial statements herein relate to the following Fund:

Fund	Classes	Commencement of Operations:
State Street Clarion Global Infrastructure & MLP Fund	Class A Class I	January 21, 2015 January 21, 2015

The investment objective of the Fund is to provide long-term total return. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets (100.00% at June 30, 2015) in the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), a series of a separately registered investment company called SSGA Active Trust, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), serves as the investment adviser and CBRE Clarion Securities LLC (the “Sub-Adviser”) serves as the subadviser. Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Portfolio commenced operations on January 21, 2015, after it acquired the net assets of the CBRE Clarion Global Listed Infrastructure Fund, LP (the “Partnership”), via the Fund. The acquisition of net assets of the Partnership was accomplished by an in-kind transfer of all of the Partnership’s net assets amounting to $11,569,962 and a cash transfer of $196,000 by the Partnership in exchange for 1,176,596 shares of the Fund (the “transaction”). The Partnership elected to make a deemed sale election related to the transaction, pursuant to the subscription agreement. SSGA FM contributed initial capital of $4,000,100 to the Fund in exchange for the Fund’s shares. Immediately prior to these subscriptions, the Portfolio did not have any assets or liabilities nor operations or investment activities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted accounting principles in the United States of America (“U.S. GAAP”), which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The Portfolio’s investments are valued at fair value each day the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The summary of the inputs used for the Portfolio, as of June 30, 2015, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment transactions and income recognition – Investment transactions are accounted on the trade date for financial reporting purposes. Dividend income and capital gains, if any, are recognized on the ex-dividend date. Realized gains and losses from the sale of disposition of investments are recorded on the identified cost basis.

Dividends and distributions – Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses – Certain expenses, which are directly identifiable are applied to the Fund. Other expenses which cannot be attributed to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund. Class specific fees are borne by each class.

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

7

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Infrastructure & MLP Fund	$15,945,431	$–	$(26,558)	$(26,558)

3.	Related Party and Other Fees

The Trust on behalf of the Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the CBRE Clarion Securities LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser, is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired Fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees. Fees waived and expenses reimbursed by SSGA FM, pursuant to the agreement, are shown on the Statement of Operations.

Pursuant to the Custody Agreement between the Trust on behalf of the Fund and SSGA FM, State Street serves as the Custodian to the Fund. In compensation for these services, the Fund pays an annual fee of $12,000.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Fund and SSGA FM, the Fund pays SSGA FM a fee at an annual rate of 0.05% of the Fund’s average daily net assets. Pursuant to the Sub-Administration Agreement between State Street and SSGA FM, SSGA FM pays State Street an annual fee of $25,000. Prior to June 1, 2015, the Fund paid this fee to State Street directly.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

8

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund also may pay a sub-transfer agent fees of up to 0.20% on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by Financial Intermediaries.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. Each Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of- pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

9

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015

•

Actual Expenses – The first section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Hypothetical Example for Comparison Purposes – The second section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Six Months Ended June 30, 2015

Class A Shares **	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,002.70	$6.40

Based on Hypothetical (5% return before expenses)

State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,017.60	$7.25

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class A Shares’ annualized expense ratio as of June 30, 2015, was 1.45%.

**	Actual period is from commencement of operations 1/21/15. Total return for the hypothetical period is from 1/1/15.

10

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

Six Months Ended June 30, 2015

Class I Shares **	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return

State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,003.70	$5.30

Based on Hypothetical (5% return before expenses)

State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,018.84	$6.01

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class I Shares’ annualized expense ratio as of June 30, 2015, was 1.20%.

**	Actual period is from commencement of operations 1/21/15. Total return for the hypothetical period is from 1/1/15.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

11

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

1 Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

12

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

13

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

14

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through

15

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory

16

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

17

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-16228 (C) 2015 State Street Corporation – All Rights

Not FDIC Insured – No Bank Guarantee – May Lose Value

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Target Retirement Funds

Semi-Annual Report

June 30, 2015

State Street Target Retirement Series (Unaudited)

Portfolio Summaries

Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Fund are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.

State Street Target Retirement Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	19.7%
Domestic Fixed Income Funds	65.4%
International Equity Funds	9.8%
Real Estate Funds	5.0%
Short Term Funds	0.1%
Other Assets in Excess of Liabilities	0.0%*
100.0%

State Street Target Retirement 2015 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	26.5%
Domestic Fixed Income Funds	54.1%
International Equity Funds	14.4%
Real Estate Funds	4.9%
Short Term Funds	0.7%
Other Liabilities in Excess of Assets	(0.6)%
100.0%

1

State Street Target Retirement 2020 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	35.1%
Domestic Fixed Income Funds	41.7%
International Equity Funds	20.4%
Real Estate Funds	2.8%
Short Term Funds	0.1%
Other Liabilities in Excess of Assets	(0.1)%
100.0%

State Street Target Retirement 2025 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	42.4%
Domestic Fixed Income Funds	31.4%
International Equity Funds	25.6%
Real Estate Funds	0.3%
Short Term Funds	0.4%
Other Liabilities in Excess of Assets	(0.1)%
100.0%

State Street Target Retirement 2030 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	47.2%
Domestic Fixed Income Funds	24.1%
International Equity Funds	28.7%
Short Term Funds	0.1%
Other Liabilities in Excess of Assets	(0.1)%
100.0%

State Street Target Retirement 2035 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	50.9%
Domestic Fixed Income Funds	17.6%
International Equity Funds	31.3%
Short Term Funds	0.4%
Other Liabilities in Excess of Assets	(0.2)%
100.0%

2

State Street Target Retirement 2040 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	54.0%
Domestic Fixed Income Funds	12.7%
International Equity Funds	33.2%
Short Term Funds	0.1%
Other Assets in Excess of Liabilities	0.0%*
100.0%

State Street Target Retirement 2045 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	55.8%
Domestic Fixed Income Funds	10.0%
International Equity Funds	34.4%
Short Term Funds	0.3%
Other Liabilities in Excess of Assets	(0.5)%
100.0%

State Street Target Retirement 2050 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	55.8%
Domestic Fixed Income Funds	10.0%
International Equity Funds	34.4%
Short Term Funds	0.6%
Other Liabilities in Excess of Assets	(0.8)%
100.0%

State Street Target Retirement 2055 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	56.0%
Domestic Fixed Income Funds	10.0%
International Equity Funds	34.5%
Short Term Funds	0.6%
Other Liabilities in Excess of Assets	(1.1)%
100.0%

3

State Street Target Retirement 2060 Fund (Unaudited)

Asset Allocation as of June 30, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	56.7%
Domestic Fixed Income Funds	10.3%
International Equity Funds	34.9%
Short Term Funds	1.5%
Other Liabilities in Excess of Assets	(3.4)%
100.0%

*	Amount shown represents less than 0.05% of net assets.

4

State Street Target Retirement Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 19.7%
SPDR Russell Small Cap Completeness ETF	8,445	$736,404
State Street Equity 500 Index II Portfolio	358,522	3,829,020

		4,565,424

Domestic Fixed Income – 65.4%
SPDR Barclays 1-10 Year TIPS ETF	218,209	4,213,616
SPDR Barclays High Yield Bond ETF	42,412	1,629,893
SPDR Barclays Short Term Corporate Bond ETF	30,472	932,443
SPDR Barclays Short Term Treasury ETF	122,567	3,712,554
State Street Aggregate Bond Index Portfolio	466,415	4,682,803

		15,171,309

International Equity – 9.8%
State Street Global Equity ex-U.S. Index Portfolio	239,027	2,289,879

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	25,182	1,153,839

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $23,497,513)		23,180,451

SHORT TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $14,930)	14,930	14,930

TOTAL INVESTMENTS – 100.0%(c) (Cost $23,512,443)		23,195,381
Other Assets in Excess of Liabilities – 0.0%(d)		5,896

NET ASSETS – 100.0%		$23,201,277

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

5

State Street Target Retirement 2015 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 26.5%
SPDR Russell Small Cap Completeness ETF	2,125	$185,300
State Street Equity 500 Index II Portfolio	90,209	963,433

		1,148,733

Domestic Fixed Income – 54.1%
SPDR Barclays 1-10 Year TIPS ETF	41,798	807,119
SPDR Barclays High Yield Bond ETF	7,905	303,789
SPDR Barclays Short Term Corporate Bond ETF	1,065	32,589
SPDR Barclays Short Term Treasury ETF	3,951	119,676
State Street Aggregate Bond Index Portfolio	107,497	1,079,275

		2,342,448

International Equity – 14.4%
State Street Global Equity ex-U.S. Index Portfolio	65,011	622,808

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	4,693	215,033

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,356,105)		4,329,022

SHORT TERM INVESTMENT – 0.7%
Money Market Fund – 0.7%
State Street Institutional Liquid Reserve Fund, Premiere Class 0.11%(a)(b) (Cost $29,286)	29,286	29,286

TOTAL INVESTMENTS – 100.6%(c) (Cost $4,385,391)		4,358,308
Other Liabilities in Excess of Assets – (0.6)%		(24,036)

NET ASSETS – 100.0%		$4,334,272

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

6

State Street Target Retirement 2020 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 35.1%
SPDR Russell Small Cap Completeness ETF	41,860	$3,650,192
State Street Equity 500 Index II Portfolio	1,448,538	15,470,384

		19,120,576

Domestic Fixed Income – 41.7%
SPDR Barclays 1-10 Year TIPS ETF	42,903	828,457
SPDR Barclays High Yield Bond ETF	85,773	3,296,256
SPDR Barclays Long Term Treasury ETF	35,968	2,457,334
SPDR Barclays TIPS ETF	91,165	5,080,626
State Street Aggregate Bond Index Portfolio	1,101,437	11,058,432

		22,721,105

International Equity – 20.4%
State Street Global Equity ex-U.S. Index Portfolio	1,158,142	11,095,004

Real Estate – 2.8%
SPDR Dow Jones Global Real Estate ETF	32,678	1,497,305

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $55,455,539)		54,433,990

SHORT TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $84,973)	84,973	84,973

TOTAL INVESTMENTS – 100.1%(c) (Cost $55,540,512)		54,518,963
Other Liabilities in Excess of Assets – (0.1)%		(52,718)

NET ASSETS – 100.0%		$54,466,245

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

7

State Street Target Retirement 2025 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.7%
Domestic Equity – 42.4%
SPDR Russell Small Cap Completeness ETF	17,498	$1,525,826
State Street Equity 500 Index II Portfolio	519,764	5,551,079

		7,076,905

Domestic Fixed Income – 31.4%
SPDR Barclays High Yield Bond ETF	19,107	734,282
SPDR Barclays Long Term Treasury ETF	23,030	1,573,410
SPDR Barclays TIPS ETF	10,778	600,658
State Street Aggregate Bond Index Portfolio	232,944	2,338,759

		5,247,109

International Equity – 25.6%
State Street Global Equity ex-U.S. Index Portfolio	446,782	4,280,171

Real Estate – 0.3%
SPDR Dow Jones Global Real Estate ETF	903	41,376

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $16,850,964)		16,645,561

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $62,424)	62,424	62,424

TOTAL INVESTMENTS – 100.1%(c) (Cost $16,913,388)		16,707,985
Other Liabilities in Excess of Assets – (0.1)%		(8,006)

NET ASSETS – 100.0%		$16,699,979

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

8

State Street Target Retirement 2030 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 47.2%
SPDR Russell Small Cap Completeness ETF	58,277	$5,081,754
State Street Equity 500 Index II Portfolio	1,493,993	15,955,846

		21,037,600

Domestic Fixed Income – 24.1%
SPDR Barclays High Yield Bond ETF	17,027	654,348
SPDR Barclays Long Term Treasury ETF	66,057	4,513,014
SPDR Barclays TIPS ETF	8,500	473,705
State Street Aggregate Bond Index Portfolio	509,591	5,116,296

		10,757,363

International Equity – 28.7%
State Street Global Equity ex-U.S. Index Portfolio	1,337,980	12,817,850

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $45,419,645)		44,612,813

SHORT TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $41,868)	41,868	41,868

TOTAL INVESTMENTS – 100.1%(c) (Cost $45,461,513)		44,654,681
Other Liabilities in Excess of Assets – (0.1)%		(15,862)

NET ASSETS – 100.0%		$44,638,819

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

9

State Street Target Retirement 2035 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.8%
Domestic Equity – 50.9%
SPDR Russell Small Cap Completeness ETF	16,172	$1,410,199
State Street Equity 500 Index II Portfolio	361,568	3,861,543

		5,271,742

Domestic Fixed Income – 17.6%
SPDR Barclays Long Term Treasury ETF	14,991	1,024,185
State Street Aggregate Bond Index Portfolio	78,984	793,000

		1,817,185

International Equity – 31.3%
State Street Global Equity ex-U.S. Index Portfolio	337,984	3,237,888

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,417,493)		10,326,815

SHORT TERM INVESTMENT – 0.4%
Money Market Fund – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $42,392)	42,392	42,392

TOTAL INVESTMENTS – 100.2%(c) (Cost $10,459,885)		10,369,207
Other Liabilities in Excess of Assets – (0.2)%		(20,237)

NET ASSETS – 100.0%		$10,348,970

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

10

State Street Target Retirement 2040 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 54.0%
SPDR Russell Small Cap Completeness ETF	57,464	$5,010,861
State Street Equity 500 Index II Portfolio	1,105,264	11,804,214

		16,815,075

Domestic Fixed Income – 12.7%
SPDR Barclays Long Term Treasury ETF	45,983	3,141,559
State Street Aggregate Bond Index Portfolio	79,095	794,109

		3,935,668

International Equity – 33.2%
State Street Global Equity ex-U.S. Index Portfolio	1,079,735	10,343,860

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $31,615,766)		31,094,603

SHORT TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $17,865)	17,865	17,865

TOTAL INVESTMENTS – 100.0%(c) (Cost $31,633,631)		31,112,468
Other Assets in Excess of Liabilities – 0.0%(d)		12,121

NET ASSETS – 100.0%		$31,124,589

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net asset.

See accompanying notes to financial statements.

11

State Street Target Retirement 2045 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.2%
Domestic Equity – 55.8%
SPDR Russell Small Cap Completeness ETF	11,888	$1,036,634
State Street Equity 500 Index II Portfolio	213,185	2,276,813

		3,313,447

Domestic Fixed Income – 10.0%
SPDR Barclays Long Term Treasury ETF	8,685	593,359

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	212,778	2,038,409

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $6,026,465)		5,945,215

SHORT TERM INVESTMENT – 0.3%
Money Market Fund – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $16,884)	16,884	16,884

TOTAL INVESTMENTS – 100.5%(c) (Cost $6,043,349)		5,962,099
Other Liabilities in Excess of Assets – (0.5)%		(29,064)

NET ASSETS – 100.0%		$5,933,035

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

12

State Street Target Retirement 2050 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.2%
Domestic Equity – 55.8%
SPDR Russell Small Cap Completeness ETF	8,674	$756,373
State Street Equity 500 Index II Portfolio	155,705	1,662,931

		2,419,304

Domestic Fixed Income – 10.0%
SPDR Barclays Long Term Treasury ETF	6,337	432,944

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	155,408	1,488,806

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,415,949)		4,341,054

SHORT TERM INVESTMENT – 0.6%
Money Market Fund – 0.6%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $25,201)	25,201	25,201

TOTAL INVESTMENTS – 100.8%(c) (Cost $4,441,150)		4,366,255
Other Liabilities in Excess of Assets – (0.8)%		(32,708)

NET ASSETS – 100.0%		$4,333,547

(a)	Affiliated funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

13

State Street Target Retirement 2055 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.5%
Domestic Equity – 56.0%
SPDR Russell Small Cap Completeness ETF	5,274	$459,893
State Street Equity 500 Index II Portfolio	94,648	1,010,842

		1,470,735

Domestic Fixed Income – 10.0%
SPDR Barclays Long Term Treasury ETF	3,854	263,305

International Equity – 34.5%
State Street Global Equity ex-U.S. Index Portfolio	94,466	904,987

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,675,603)		2,639,027

SHORT TERM INVESTMENT – 0.6%
Money Market Fund – 0.6%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $16,620)	16,620	16,620

TOTAL INVESTMENTS – 101.1%(c) (Cost $2,692,223)		2,655,647
Other Liabilities in Excess of Assets – (1.1)%		(28,327)

NET ASSETS – 100.0%		$2,627,320

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

14

State Street Target Retirement 2060 Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 101.9%
Domestic Equity – 56.7%
SPDR Russell Small Cap Completeness ETF	1,316	$114,755
State Street Equity 500 Index II Portfolio	23,636	252,429

		367,184

Domestic Fixed Income – 10.3%
SPDR Barclays Long Term Treasury ETF	972	66,407

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	23,592	226,013

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $657,149)		659,604

SHORT TERM INVESTMENT – 1.5%
Money Market Fund – 1.5%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(a)(b) (Cost $9,819)	9,819	9,819

TOTAL INVESTMENTS – 103.4%(c) (Cost $666,968)		669,423
Other Liabilities in Excess of Assets – (3.4)%		(21,523)

NET ASSETS – 100.0%		$647,900

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 7).

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Unless otherwise indicated, the values of the investments of the Fund are determined based on Level 1 inputs.

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Assets
Investments in securities of affiliated funds, at value	$23,195,381	$4,358,308	$54,518,963	$16,707,985
Receivable for investments sold	178,143	56,743	1,170,051	273,147
Receivable for fund shares sold	436	40,551	83,289	230,674
Dividends receivable from affiliated funds (Note 7)	16,752	3,453	28,854	3,949
Receivable from Adviser (Note 4)	76,834	86,560	99,169	84,331

Total assets	23,467,546	4,545,615	55,900,326	17,300,086

Liabilities
Payable for investments purchased	174,477	101,965	1,281,366	487,534
Payable for fund shares repurchased	5,202	11	34,130	1,912
Advisory fees payable (Note 4)	2,851	431	6,613	1,832
Custodian fees payable (Note 4)	27,698	27,685	27,645	27,585
Transfer agent fees payable	20,871	45,071	45,038	41,332
Professional fees payable	22,295	22,295	22,296	22,296
Registration and filing fees payable	520	764	1,103	3,476
Administration fees payable (Note 4)	5,420	4,703	6,915	5,267
Trustees’ fees payable	2,204	2,210	2,223	2,268
Distribution fees payable (Note 4)	154	222	315	254
Accrued expenses and other liabilities	4,577	5,986	6,437	6,351

Total liabilities	266,269	211,343	1,434,081	600,107

Net Assets	$23,201,277	$4,334,272	$54,466,245	$16,699,979

Net Assets Consist of:
Paid-in capital	$23,394,674	$4,327,977	$55,186,887	$16,787,042
Undistributed net investment income	98,390	15,526	200,102	48,832
Accumulated net realized gain	25,275	17,852	100,805	69,508
Net unrealized appreciation (depreciation) on investments	(317,062)	(27,083)	(1,021,549)	(205,403)

Net Assets	$23,201,277	$4,334,272	$54,466,245	$16,699,979

Class A
Net Assets	$422,057	$611,150	$854,379	$686,433
Shares of beneficial interest outstanding	41,667	60,186	83,333	66,667

Net asset value and redemption price per share	$10.13	$10.15	$10.25	$10.30

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.61	$10.63	$10.73	$10.79

Class I
Net Assets	$553,282	$723,757	$1,722,260	$2,438,767
Shares of beneficial interest outstanding	54,557	71,188	167,823	236,660

Offering, net asset value, and redemption price per share	$10.14	$10.17	$10.26	$10.30

Class K
Net Assets	$22,225,938	$2,999,365	$51,889,606	$13,574,779
Shares of beneficial interest outstanding	2,192,060	295,069	5,058,246	1,316,844

Offering, net asset value, and redemption price per share	$10.14	$10.16	$10.26	$10.31

Investments in securities of affiliated funds, at cost	$23,512,443	$4,385,391	$55,540,512	$16,913,388

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2015 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Assets
Investments in securities of affiliated funds, at value	$44,654,681	$10,369,207	$31,112,468	$5,962,099
Receivable for investments sold	718,100	148,300	425,600	69,030
Receivable for fund shares sold	117,323	120,157	173,877	65
Dividends receivable from affiliated funds (Note 7)	8,326	1,255	1,172	2
Receivable from Adviser (Note 4)	81,062	62,897	67,122	61,824

Total assets	45,579,492	10,701,816	31,780,239	6,093,020

Liabilities
Payable for investments purchased	831,575	262,628	543,862	71,855
Payable for fund shares repurchased	10,220	1,385	21,623	1,245
Advisory fees payable (Note 4)	5,483	1,180	3,867	714
Custodian fees payable (Note 4)	27,607	27,606	27,670	27,770
Transfer agent fees payable	27,567	21,422	21,389	21,242
Professional fees payable	22,295	22,293	22,295	22,297
Registration and filing fees payable	2,044	2,865	1,478	1,937
Administration fees payable (Note 4)	6,413	4,918	5,775	4,659
Trustees’ fees payable	2,237	2,253	2,222	2,230
Distribution fees payable (Note 4)	–	192	192	127
Accrued expenses and other liabilities	5,232	6,104	5,277	5,909

Total liabilities	940,673	352,846	655,650	159,985

Net Assets	$44,638,819	$10,348,970	$31,124,589	$5,933,035

Net Assets Consist of:
Paid-in capital	$45,264,691	$10,372,986	$31,537,096	$5,990,907
Undistributed net investment income	109,714	20,109	57,787	9,799
Accumulated net realized gain	71,246	46,553	50,869	13,579
Net unrealized appreciation (depreciation) on investments	(806,832)	(90,678)	(521,163)	(81,250)

Net Assets	$44,638,819	$10,348,970	$31,124,589	$5,933,035

Class A
Net Assets	$686,590	$517,076	$515,844	$341,625
Shares of beneficial interest outstanding	66,667	50,000	50,000	33,334

Net asset value and redemption price per share	$10.30	$10.34	$10.32	$10.25

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.79	$10.83	$10.81	$10.73

Class I
Net Assets	$1,790,563	$1,156,213	$909,816	$514,194
Shares of beneficial interest outstanding	173,679	111,720	88,095	50,110

Offering, net asset value, and redemption price per share	$10.31	$10.35	$10.33	$10.26

Class K
Net Assets	$42,161,666	$8,675,681	$29,698,929	$5,077,216
Shares of beneficial interest outstanding	4,088,533	837,667	2,874,439	495,048

Offering, net asset value, and redemption price per share	$10.31	$10.36	$10.33	$10.26

Investments in securities of affiliated funds, at cost	$45,461,513	$10,459,885	$31,633,631	$6,043,349

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

June 30, 2015 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Assets
Investments in securities of affiliated funds, at value	$4,366,255	$2,655,647	$669,423
Receivable for investments sold	54,247	32,269	3,069
Receivable for fund shares sold	153	–	–
Dividends receivable from affiliated funds (Note 7)	2	1	3
Receivable from Adviser (Note 4)	65,677	65,224	56,905

Total assets	4,486,334	2,753,141	729,400

Liabilities
Payable for investments purchased	68,086	42,198	12,515
Payable for fund shares repurchased	972	547	12
Advisory fees payable (Note 4)	523	316	82
Custodian fees payable (Note 4)	27,775	27,775	27,787
Transfer agent fees payable	21,035	21,038	7,770
Professional fees payable	22,296	22,296	22,296
Registration and filing fees payable	925	600	87
Administration fees payable (Note 4)	4,530	4,460	4,379
Trustees’ fees payable	2,210	2,203	2,193
Distribution fees payable (Note 4)	63	63	63
Accrued expenses and other liabilities	4,372	4,325	4,316

Total liabilities	152,787	125,821	81,500

Net Assets	$4,333,547	$2,627,320	$647,900

Net Assets Consist of:
Paid-in capital	$4,388,564	$2,651,560	$638,657
Undistributed net investment income	7,055	4,187	1,032
Accumulated net realized gain	12,823	8,149	5,756
Net unrealized appreciation (depreciation) on investments	(74,895)	(36,576)	2,455

Net Assets	$4,333,547	$2,627,320	$647,900

Class A
Net Assets	$170,473	$170,406	$170,372
Shares of beneficial interest outstanding	16,667	16,667	16,667

Net asset value and redemption price per share	$10.23	$10.22	$10.22

Maximum Sales Charge	4.50%	4.50%	4.50%
Maximum offering price per share	$10.71	$10.70	$10.70

Class I
Net Assets	$290,597	$196,084	$170,675
Shares of beneficial interest outstanding	28,386	19,155	16,675

Offering, net asset value, and redemption price per share	$10.24	$10.24	$10.24

Class K
Net Assets	$3,872,477	$2,260,830	$306,853
Shares of beneficial interest outstanding	378,402	220,967	29,985

Offering, net asset value, and redemption price per share	$10.23	$10.23	$10.23

Investments in securities of affiliated funds, at cost	$4,441,150	$2,692,223	$666,968

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Income
Dividend income from affiliated funds (Note 7)	$99,713	$16,585	$203,043	$51,480

Expenses
Advisory fees (Note 4)	3,980	790	9,357	2,979
Administration fees (Note 4)	22,403	21,621	23,686	22,100
Custodian fees (Note 4)	11,637	11,637	11,637	11,637
Distribution fee (Note 4)
Class A	527	744	1,070	860
Trustees’ fees and expenses (Note 5)	7,439	7,439	7,439	7,439
Registration and filing fees	18,547	1,486	2,800	3,477
Professional fees	19,537	19,537	19,537	19,537
Transfer agent fees (Note 4)	37,767	37,767	37,787	27,760
Printing fees	668	661	1,710	668
Insurance fees	2,755	2,758	2,764	2,784
Miscellaneous expenses	1,116	992	1,115	1,115

Total expenses	126,376	105,432	118,902	100,356
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(125,053)	(104,373)	(115,961)	(97,708)

Net expenses	1,323	1,059	2,941	2,648

Net Investment Income	$98,390	$15,526	$200,102	$48,832

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 7)	21,904	9,826	92,926	60,033
Change in net unrealized appreciation (depreciation) on:
Investments	(309,995)	(16,816)	(1,016,149)	(198,686)

Total realized and unrealized gain (loss)	(288,091)	(6,990)	(923,223)	(138,653)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(189,701)	$8,536	$(723,121)	$(89,821)

See accompanying notes to financial statements.

19

State Street Institutional Investment Trust

Statements of Operations — (continued)

Six Months Ended June 30, 2015 (Unaudited)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Income
Dividend income from affiliated funds (Note 7)	$115,136	$21,890	$60,565	$10,428

Expenses
Advisory fees (Note 4)	7,604	1,888	5,333	1,012
Administration fees (Note 4)	23,276	21,850	22,728	21,688
Custodian fees (Note 4)	11,637	11,637	11,637	11,637
Distribution fee (Note 4)
Class A	859	647	645	427
Trustees’ fees and expenses (Note 5)	7,439	7,439	7,439	7,439
Registration and filing fees	2,415	20,188	19,187	19,419
Professional fees	19,537	19,537	19,537	19,537
Transfer agent fees (Note 4)	22,755	22,755	22,755	22,755
Printing fees	668	668	668	668
Insurance fees	2,769	2,777	2,764	2,767
Miscellaneous expenses	1,115	1,117	1,116	1,115

Total expenses	100,074	110,503	113,809	108,464
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(94,652)	(108,722)	(111,031)	(107,835)

Net expenses	5,422	1,781	2,778	629

Net Investment Income	$109,714	$20,109	$57,787	$9,799

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 7)	64,691	42,865	48,836	12,392
Change in net unrealized appreciation (depreciation) on:
Investments	(808,497)	(92,853)	(526,582)	(86,079)

Total realized and unrealized gain (loss)	(743,806)	(49,988)	(477,746)	(73,687)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(634,092)	$(29,879)	$(419,959)	$(63,888)

See accompanying notes to financial statements.

20

State Street Institutional Investment Trust

Statements of Operations — (continued)

Six Months Ended June 30, 2015 (Unaudited)

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Income
Dividend income from affiliated funds (Note 7)	$7,557	$4,581	$1,305

Expenses
Advisory fees (Note 4)	721	449	150
Administration fees (Note 4)	21,622	21,553	21,472
Custodian fees (Note 4)	11,637	11,637	11,637
Distribution fee (Note 4)
Class A	213	213	213
Trustees’ fees and expenses (Note 5)	7,439	7,439	7,439
Registration and filing fees	18,724	18,509	18,168
Professional fees	19,537	19,537	19,537
Transfer agent fees (Note 4)	22,755	22,755	9,483
Printing fees	223	223	668
Insurance fees	2,802	2,755	2,750
Miscellaneous expenses	1,115	1,116	1,115

Total expenses	106,788	106,186	92,632
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(106,286)	(105,792)	(92,359)

Net expenses	502	394	273

Net Investment Income	$7,055	$4,187	$1,032

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 7)	11,974	7,299	4,876
Change in net unrealized appreciation (depreciation) on:
Investments	(77,028)	(38,708)	287

Total realized and unrealized gain (loss)	(65,054)	(31,409)	5,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,999)	$(27,222)	$6,195

See accompanying notes to financial statements.

21

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$98,390	$7,577	$15,526	$10,948
Net realized gain (loss) on investments	21,904	5,878	9,826	14,292
Change in net unrealized appreciation (depreciation) on investments	(309,995)	(7,067)	(16,816)	(10,267)

Net increase (decrease) in net assets from operations	(189,701)	6,388	8,536	14,973

Distributions to Shareholders from:
Net investment income
Class A	–	(1,400)	–	(2,993)
Class I	–	(1,667)	–	(3,366)
Class K	–	(6,970)	–	(10,826)

Total distributions from net investment income	–	(10,037)	–	(17,185)

Net realized gain on investments
Class A	–	(8)	–	(6)
Class I	–	(8)	–	(6)
Class K	–	(31)	–	(17)

Total distributions from net realized gain on investments	–	(47)	–	(29)

Total distributions	–	(10,084)	–	(17,214)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	416,668	19,092	583,334
Shares redeemed	–	–	–	–

Net increase from Capital share transactions	–	416,668	19,092	583,334

Class I
Shares sold	131,937	416,666	133,253	583,333
Shares redeemed	–	–	–	–

Net increase from Capital share transactions	131,937	416,666	133,253	583,333

Class K
Shares sold	21,605,598	1,625,168	1,535,869	2,428,746
Reinvestment of distributions	–	5,118	–	7,179
Shares redeemed	(740,343)	(66,138)	(272,806)	(690,023)

Net increase from Capital share transactions	20,865,255	1,564,148	1,263,063	1,745,902

Total increase from Capital share transactions	20,997,192	2,397,482	1,415,408	2,912,569

Net Increase (Decrease) in Net Assets	20,807,491	2,393,786	1,423,944	2,910,328
Net Assets
Beginning of period	2,393,786	–	2,910,328	–

End of period	$23,201,277	$2,393,786	$4,334,272	$2,910,328

Undistributed (distribution in excess of) net investment income	$98,390	$–	$15,526	$–

Changes in Shares:
Class A
Shares sold	–	41,667	1,852	58,334

Net increase (decrease) in shares	–	41,667	1,852	58,334

Class I
Shares sold	12,891	41,666	12,855	58,333
Shares redeemed	–	–	–	–

Net increase (decrease) in shares	12,891	41,666	12,855	58,333

Class K
Shares sold	2,109,094	161,439	148,267	240,505
Reinvestment of distributions	–	507	–	709
Shares redeemed	(72,426)	(6,554)	(26,563)	(67,849)

Net increase (decrease) in shares	2,036,668	155,392	121,704	173,365

*	Commencement of operation

See accompanying notes to financial statements.

22

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$200,102	$16,017	$48,832	$15,220
Net realized gain (loss) on investments	92,926	20,500	60,033	23,854
Change in net unrealized appreciation (depreciation) on investments	(1,016,149)	(5,400)	(198,686)	(6,717)

Net increase (decrease) in net assets from operations	(723,121)	31,117	(89,821)	32,357

Distributions to Shareholders from:
Net investment income
Class A	–	(2,183)	–	(2,207)
Class I	–	(2,708)	–	(2,633)
Class K	–	(23,668)	–	(24,759)

Total distributions from net investment income	–	(28,559)	–	(29,599)

Net realized gain on investments
Class A	–	(8)	–	–
Class I	–	(8)	–	–
Class K	–	(63)	–	–

Total distributions from net realized gain on investments	–	(79)	–	–

Total distributions	–	(28,638)	–	(29,599)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	833,334	–	666,668
Shares redeemed	–	–	–	–

Net increase from Capital share transactions	–	833,334	–	666,668

Class I
Shares sold	878,219	833,333	1,790,725	666,666
Shares redeemed	–	–	(12,025)	–

Net increase from Capital share transactions	878,219	833,333	1,778,700	666,666

Class K
Shares sold	48,623,074	6,398,928	9,808,357	5,872,425
Reinvestment of distributions	–	20,590	–	21,786
Shares redeemed	(2,400,591)	–	(1,749,395)	(278,165)

Net increase from Capital share transactions	46,222,483	6,419,518	8,058,962	5,616,046

Total increase from Capital share transactions	47,100,702	8,086,185	9,837,662	6,949,380

Net Increase (Decrease) in Net Assets	46,377,581	8,088,664	9,747,841	6,952,138
Net Assets
Beginning of period	8,088,664	–	6,952,138	–

End of period	$54,466,245	$8,088,664	$16,699,979	$6,952,138

Undistributed (distribution in excess of) net investment income	$200,102	$–	$48,832	$–

Changes in Shares:
Class A
Shares sold	–	83,333	–	66,667

Net increase (decrease) in shares	–	83,333	–	66,667

Class I
Shares sold	84,490	83,333	171,147	66,666
Shares redeemed	–	–	(1,153)	–

Net increase (decrease) in shares	84,490	83,333	169,994	66,666

Class K
Shares sold	4,659,962	629,480	933,886	576,019
Reinvestment of distributions	–	2,017	–	2,125
Shares redeemed	(233,213)	–	(168,048)	(27,138)

Net increase (decrease) in shares	4,426,749	631,497	765,838	551,006

*	Commencement of operation

See accompanying notes to financial statements.

23

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$109,714	$13,928	$20,109	$9,220
Net realized gain (loss) on investments	64,691	24,817	42,865	16,757
Change in net unrealized appreciation (depreciation) on investments	(808,497)	1,665	(92,853)	2,175

Net increase (decrease) in net assets from operations	(634,092)	40,410	(29,879)	28,152

Distributions to Shareholders from:
Net investment income
Class A	–	(4,160)	–	(2,195)
Class I	–	(4,580)	–	(2,515)
Class K	–	(23,450)	–	(17,579)

Total distributions from net investment income	–	(32,190)	–	(22,289)

Net realized gain on investments
Class A	–	–	–	–
Class I	–	–	–	–
Class K	–	–	–	–

Total distributions from net realized gain on investments	–	–	–	–

Total distributions	–	(32,190)	–	(22,289)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	666,668	–	500,000
Shares redeemed	–	–	–	–

Net increase from Capital share transactions	–	666,668	–	500,000

Class I
Shares sold	1,121,469	666,666	652,435	500,000
Shares redeemed	–	–	(2,525)	–

Net increase from Capital share transactions	1,121,469	666,666	649,910	500,000

Class K
Shares sold	40,702,518	3,587,243	6,552,801	3,243,252
Reinvestment of distributions	–	18,530	–	14,813
Shares redeemed	(1,147,154)	(351,249)	(1,048,330)	(39,460)

Net increase from Capital share transactions	39,555,364	3,254,524	5,504,471	3,218,605

Total increase from Capital share transactions	40,676,833	4,587,858	6,154,381	4,218,605

Net Increase (Decrease) in Net Assets	40,042,741	4,596,078	6,124,502	4,224,468
Net Assets
Beginning of period	4,596,078	–	4,224,468	–

End of period	$44,638,819	$4,596,078	$10,348,970	$4,224,468

Undistributed (distribution in excess of) net investment income	$109,714	$–	$20,109	$–

Changes in Shares:
Class A
Shares sold	–	66,667	–	50,000

Net increase (decrease) in shares	–	66,667	–	50,000

Class I
Shares sold	107,013	66,666	61,961	50,000
Shares redeemed	–	–	(241)	–

Net increase (decrease) in shares	107,013	66,666	61,720	50,000

Class K
Shares sold	3,879,827	351,981	622,255	317,876
Reinvestment of distributions	–	1,808	–	1,442
Shares redeemed	(110,848)	(34,235)	(100,064)	(3,842)

Net increase (decrease) in shares	3,768,979	319,554	522,191	315,476

*	Commencement of operation

See accompanying notes to financial statements.

24

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$57,787	$8,993	$9,799	$5,855
Net realized gain (loss) on investments	48,836	16,878	12,392	11,479
Change in net unrealized appreciation (depreciation) on investments	(526,582)	5,419	(86,079)	4,829

Net increase (decrease) in net assets from operations	(419,959)	31,290	(63,888)	22,163

Distributions to Shareholders from:
Net investment income
Class A	–	(4,395)	–	(5,183)
Class I	–	(4,715)	–	(5,397)
Class K	–	(14,728)	–	(5,567)

Total distributions from net investment income	–	(23,838)	–	(16,147)

Net realized gain on investments
Class A	–	–	–	–
Class I	–	–	–	–
Class K	–	–	–	–

Total distributions from net realized gain on investments	–	–	–	–

Total distributions	–	(23,838)	–	(16,147)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	500,000	–	333,334
Shares redeemed	–	–	–	–

Net increase (decrease) from Capital share transactions	–	500,000	–	333,334

Class I
Shares sold	426,008	500,000	203,348	333,333
Shares redeemed	(25,166)	–	(28,132)	–

Net increase from Capital share transactions	400,842	500,000	175,216	333,333

Class K
Shares sold	29,225,569	1,506,928	4,906,716	333,333
Reinvestment of distributions	–	9,763	–	–
Shares redeemed	(606,006)	–	(91,025)	–

Net increase from Capital share transactions	28,619,563	1,516,691	4,815,691	333,333

Total increase from Capital share transactions	29,020,405	2,516,691	4,990,907	1,000,000

Net Increase (Decrease) in Net Assets	28,600,446	2,524,143	4,927,019	1,006,016
Net Assets
Beginning of period	2,524,143	–	1,006,016	–

End of period	$31,124,589	$2,524,143	$5,933,035	$1,006,016

Undistributed (distribution in excess of) net investment income	$57,787	$–	$9,799	$–

Changes in Shares:
Class A
Shares sold	–	50,000	–	33,334

Net increase (decrease) in shares	–	50,000	–	33,334

Class I
Shares sold	40,498	50,000	19,444	33,333
Shares redeemed	(2,403)	–	(2,667)	–

Net increase (decrease) in shares	38,095	50,000	16,777	33,333

Class K
Shares sold	2,783,140	148,319	470,489	33,333
Reinvestment of distributions	–	953	–	–
Shares redeemed	(57,973)	–	(8,774)	–

Net increase (decrease) in shares	2,725,167	149,272	461,715	33,333

*	Commencement of operation

See accompanying notes to financial statements.

25

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$7,055	$2,871	$4,187	$2,873
Net realized gain (loss) on investments	11,974	6,022	7,299	6,022
Change in net unrealized appreciation (depreciation) on investments	(77,028)	2,133	(38,708)	2,132

Net increase (decrease) in net assets from operations	(57,999)	11,026	(27,222)	11,027

Distributions to Shareholders from:
Net investment income
Class A	–	(2,548)	–	(2,549)
Class I	–	(2,653)	–	(2,653)
Class K	–	(2,738)	–	(2,738)

Total distributions from net investment income	–	(7,939)	–	(7,940)

Net realized gain on investments
Class A	–	(35)	–	(35)
Class I	–	(35)	–	(35)
Class K	–	(35)	–	(35)

Total distributions from net realized gain on investments	–	(105)	–	(105)

Total distributions	–	(8,044)	–	(8,045)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	166,668	–	166,668
Shares redeemed	–	–	–	–

Net increase (decrease) from Capital share transactions	–	166,668	–	166,668

Class I
Shares sold	122,209	166,666	25,886	166,666
Shares redeemed	–	–	–	–

Net increase from Capital share transactions	122,209	166,666	25,886	166,666

Class K
Shares sold	3,904,059	166,666	2,184,777	166,666
Reinvestment of distributions	–	–	–	–
Shares redeemed	(137,704)	–	(59,103)	–

Net increase from Capital share transactions	3,766,355	166,666	2,125,674	166,666

Total increase from Capital share transactions	3,888,564	500,000	2,151,560	500,000

Net Increase (Decrease) in Net Assets	3,830,565	502,982	2,124,338	502,982
Net Assets
Beginning of period	502,982	–	502,982	–

End of period	$4,333,547	$502,982	$2,627,320	$502,982

Undistributed (distribution in excess of) net investment income	$7,055	$–	$4,187	$–

Changes in Shares:
Class A
Shares sold	–	16,667	–	16,667

Net increase (decrease) in shares	–	16,667	–	16,667

Class I
Shares sold	11,720	16,666	2,489	16,666
Shares redeemed	–	–	–	–

Net increase (decrease) in shares	11,720	16,666	2,489	16,666

Class K
Shares sold	375,041	16,667	210,033	16,667
Reinvestment of distributions	–	–	–	–
Shares redeemed	(13,306)	–	(5,733)	–

Net increase (decrease) in shares	361,735	16,667	204,300	16,667

*	Commencement of operation

See accompanying notes to financial statements.

26

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended June 30, 2015 (Unaudited)	For the Period 9/30/14* - 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$1,032	$2,880
Net realized gain (loss) on investments	4,876	5,990
Change in net unrealized appreciation (depreciation) on investments	287	2,168

Net increase (decrease) in net assets from operations	6,195	11,038

Distributions to Shareholders from:
Net investment income
Class A	–	(2,538)
Class I	–	(2,643)
Class K	–	(2,728)

Total distributions from net investment income	–	(7,909)

Net realized gain on investments
Class A	–	(27)
Class I	–	(27)
Class K	–	(27)

Total distributions from net realized gain on investments	–	(81)

Total distributions	–	(7,990)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	166,668
Shares redeemed	–	–

Net increase (decrease) from Capital share transactions	–	166,668

Class I
Shares sold	92	166,666
Shares redeemed	–	–

Net increase from Capital share transactions	92	166,666

Class K
Shares sold	161,264	166,666
Reinvestment of distributions	–	–
Shares redeemed	(22,699)	–

Net increase from Capital share transactions	138,565	166,666

Total increase from Capital share transactions	138,657	500,000

Net Increase (Decrease) in Net Assets	144,852	503,048
Net Assets
Beginning of period	503,048	–

End of period	$647,900	$503,048

Undistributed (distribution in excess of) net investment income	$1,032	$–

Changes in Shares:
Class A
Shares sold	–	16,667

Net increase (decrease) in shares	–	16,667

Class I
Shares sold	9	16,666
Shares redeemed	–	–

Net increase (decrease) in shares	9	16,666

Class K
Shares sold	15,513	16,667
Reinvestment of distributions	–	–
Shares redeemed	(2,195)	–

Net increase (decrease) in shares	13,318	16,667

*	Commencement of operation

See accompanying notes to financial statements.

27

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.14	$10.00

Investment Operations:
Net investment income(a)	0.04	0.05		0.04	0.05		0.03	0.05
Net realized and unrealized gain on investments	0.06	0.01		0.08	0.03		0.08	0.12

Total from investment operations	0.10	0.06		0.12	0.08		0.11	0.17

Less Distributions From:
Net investment income	–	(0.03)		–	(0.05)		–	(0.03)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.03)		–	(0.05)		–	(0.03)

Net increase in net assets	0.10	0.03		0.12	0.03		0.11	0.14
Net Asset Value, End of Period	$10.13	$10.03		$10.15	$10.03		$10.25	$10.14

Total Return(c)	1.00%	0.64%		1.20%	0.81%		1.08%	1.66%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$422	$418		$611	$585		$854	$845
Ratios to average net assets:
Gross expenses(d)	4.36%	21.65%		7.09%	15.05%		1.52%	9.36%
Net expenses(d)	0.27%	0.62%		0.29%	0.62%		0.27%	0.62%
Net investment income(d)	0.75%	1.82%		0.73%	2.06%		0.63%	2.32%
Portfolio turnover rate(e)	7%	8%		15%	39%		11%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

28

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00	$10.15	$10.00	$10.17	$10.00

Investment Operations:
Net investment income(a)	0.03	0.06	0.02	0.05	0.01	0.06
Net realized and unrealized gain on investments	0.11	0.13	0.13	0.16	0.16	0.15

Total from investment operations	0.14	0.19	0.15	0.21	0.17	0.21

Less Distributions From:
Net investment income	–	(0.03)	–	(0.06)	–	(0.04)
Net realized gains	–	–	–	–	–	–

Total distributions	–	(0.03)	–	(0.06)	–	(0.04)

Net increase in net assets	0.14	0.16	0.15	0.15	0.17	0.17

Net Asset Value, End of Period	$10.30	$10.16	$10.30	$10.15	$10.34	$10.17

Total Return(b)	1.38%	1.93%	1.48%	2.12%	1.67%	2.13%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$686	$677	$687	$676	$517	$508
Ratios to average net assets:
Gross expenses(c)	2.13%	10.90%	1.95%	12.85%	3.58%	17.04%
Net expenses(c)	0.29%	0.62%	0.29%	0.62%	0.29%	0.62%
Net investment income(c)	0.49%	2.38%	0.32%	2.05%	0.22%	2.53%
Portfolio turnover rate(d)	19%	13%	8%	18%	17%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

29

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13	$10.00	$10.06	$10.00	$10.06	$10.00

Investment Operations:
Net investment income(a)	0.01	0.06	0.01	0.05	0.01	0.05
Net realized and unrealized gain on investments	0.18	0.16	0.18	0.17	0.16	0.16

Total from investment operations	0.19	0.22	0.19	0.22	0.17	0.21

Less Distributions From:
Net investment income	–	(0.09)	–	(0.16)	–	(0.15)
Net realized gains	–	–	–	–	–	(0.00	)(b)

Total distributions	–	(0.09)	–	(0.16)	–	(0.15)

Net increase in net assets	0.19	0.13	0.19	0.06	0.17	0.06

Net Asset Value, End of Period	$10.32	$10.13	$10.25	$10.06	$10.23	$10.06

Total Return(c)	1.88%	2.17%	1.89%	2.14%	1.69%	2.13%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$516	$506	$342	$335	$170	$168
Ratios to average net assets:
Gross expenses(d)	3.50%	18.29%	9.75%	30.47%	17.32%	59.96%
Net expenses(d)	0.28%	0.62%	0.27%	0.62%	0.28%	0.62%
Net investment income(d)	0.16%	2.28%	0.14%	2.07%	0.13%	2.03%
Portfolio turnover rate(e)	7%	5%	10%	5%	13%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

30

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income(a)	0.01	0.05		0.01	0.05
Net realized and unrealized gain on investments	0.15	0.16		0.15	0.16

Total from investment operations	0.16	0.21		0.16	0.21

Less Distributions From:
Net investment income	–	(0.15)		–	(0.15)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.15)		–	(0.15)

Net increase in net assets	0.16	0.06		0.16	0.06

Net Asset Value, End of Period	$10.22	$10.06		$10.22	$10.06

Total Return(c)	1.59%	2.13%		1.59%	2.12%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$170	$168		$170	$168
Ratios to average net assets:
Gross expenses(d)	19.71%	59.87%		31.61%	59.73%
Net expenses(d)	0.28%	0.62%		0.27%	0.62%
Net investment income(d)	0.15%	2.03%		0.15%	2.04%
Portfolio turnover rate(e)	14%	7%		25%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

31

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.14	$10.00

Investment Operations:
Net investment income(a)	0.05	0.05		0.05	0.06		0.05	0.06
Net realized and unrealized gain on investments	0.06	0.02		0.09	0.03		0.07	0.11

Total from investment operations	0.11	0.07		0.14	0.09		0.12	0.17

Less Distributions From:
Net investment income	–	(0.04)		–	(0.06)		–	(0.03)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.04)		–	(0.06)		–	(0.03)

Net increase in net assets	0.11	0.03		0.14	0.03		0.12	0.14

Net Asset Value, End of Period	$10.14	$10.03		$10.17	$10.03		$10.26	$10.14

Total Return(c)	1.10%	0.70%		1.40%	0.87%		1.18%	1.72%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$553	$418		$724	$585		$1,722	$845
Ratios to average net assets:
Gross expenses(d)	3.98%	21.40%		6.76%	14.80%		1.20%	9.11%
Net expenses(d)	0.02%	0.37%		0.02%	0.37%		0.01%	0.37%
Net investment income(d)	1.03%	2.07%		1.01%	2.31%		0.95%	2.57%
Portfolio turnover rate(e)	7%	8%		15%	39%		11%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

32

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00	$10.15	$10.00	$10.17	$10.00

Investment Operations:
Net investment income(a)	0.04	0.06	0.03	0.06	0.03	0.07
Net realized and unrealized gain on investments	0.10	0.14	0.13	0.16	0.15	0.15

Total from investment operations	0.14	0.20	0.16	0.22	0.18	0.22

Less Distributions From:
Net investment income	–	(0.04)	–	(0.07)	–	(0.05)
Net realized gains	–	–	–	–	–	–

Total distributions	–	(0.04)	–	(0.07)	–	(0.05)

Net increase in net assets	0.14	0.16	0.16	0.15	0.18	0.17

Net Asset Value, End of Period	$10.30	$10.16	$10.31	$10.15	$10.35	$10.17

Total Return(b)	1.38%	1.99%	1.55%	2.18%	1.77%	2.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,439	$677	$1,791	$676	$1,156	$508
Ratios to average net assets:
Gross expenses(c)	1.76%	10.65%	1.55%	12.59%	3.21%	16.79%
Net expenses(c)	0.01%	0.37%	0.02%	0.37%	0.02%	0.37%
Net investment income(c)	0.85%	2.63%	0.68%	2.30%	0.57%	2.78%
Portfolio turnover rate(d)	19%	13%	8%	18%	17%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

33

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13	$10.00	$10.06	$10.00	$10.06	$10.00

Investment Operations:
Net investment income(a)	0.02	0.06	0.02	0.06	0.01	0.06
Net realized and unrealized gain on investments	0.18	0.16	0.18	0.16	0.17	0.16

Total from investment operations	0.20	0.22	0.20	0.22	0.18	0.22

Less Distributions From:
Net investment income	–	(0.09)	–	(0.16)	–	(0.16)
Net realized gains	–	–	–	–	–	(0.00	)(b)

Total distributions	–	(0.09)	–	(0.16)	–	(0.16)

Net increase in net assets	0.20	0.13	0.20	0.06	0.18	0.06

Net Asset Value, End of Period	$10.33	$10.13	$10.26	$10.06	$10.24	$10.06

Total Return(c)	1.97%	2.23%	1.99%	2.20%	1.79%	2.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$910	$506	$514	$335	$291	$168
Ratios to average net assets:
Gross expenses(d)	3.08%	18.04%	9.21%	30.22%	16.33%	59.71%
Net expenses(d)	0.02%	0.37%	0.02%	0.37%	0.02%	0.37%
Net investment income(d)	0.48%	2.53%	0.44%	2.32%	0.44%	2.28%
Portfolio turnover rate(e)	7%	5%	10%	5%	13%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

34

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income(a)	0.02	0.06		0.02	0.06
Net realized and unrealized gain on investments	0.16	0.16		0.16	0.16

Total from investment operations	0.18	0.22		0.18	0.22

Less Distributions From:
Net investment income	–	(0.16)		–	(0.16)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.16)		–	(0.16)

Net increase in net assets	0.18	0.06		0.18	0.06

Net Asset Value, End of Period	$10.24	$10.06		$10.24	$10.06

Total Return(c)	1.79%	2.20%		1.79%	2.18%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$196	$168		$171	$168
Ratios to average net assets:
Gross expenses(d)	19.23%	59.62%		31.36%	59.48%
Net expenses(d)	0.03%	0.37%		0.02%	0.37%
Net investment income(d)	0.39%	2.28%		0.40%	2.29%
Portfolio turnover rate(e)	14%	7%		25%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

35

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.13	$10.00

Investment Operations:
Net investment income(a)	0.06	0.06		0.05	0.06		0.06	0.04
Net realized and unrealized gain on investments	0.05	0.02		0.08	0.03		0.07	0.13

Total from investment operations	0.11	0.08		0.13	0.09		0.13	0.17

Less Distributions From:
Net investment income	–	(0.05)		–	(0.06)		–	(0.04)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.05)		–	(0.06)		–	(0.04)

Net increase in net assets	0.11	0.03		0.13	0.03		0.13	0.13

Net Asset Value, End of Period	$10.14	$10.03		$10.16	$10.03		$10.26	$10.13

Total Return(c)	1.10%	0.75%		1.30%	0.92%		1.28%	1.67%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$22,226	$1,558		$2,999	$1,740		$51,890	$6,399
Ratios to average net assets:
Gross expenses(d)	1.44%	25.06%		6.52%	18.68%		0.59%	11.13%
Net expenses(d)	0.02%	0.17%		0.02%	0.17%		0.01%	0.17%
Net investment income(d)	1.14%	2.59%		1.05%	2.50%		1.08%	1.62%
Portfolio turnover rate(e)	7%	8%		15%	39%		11%	5%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

36

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00	$10.15	$10.00	$10.17	$10.00

Investment Operations:
Net investment income(a)	0.04	0.05	0.04	0.07	0.03	0.03
Net realized and unrealized gain on investments	0.11	0.15	0.12	0.15	0.16	0.20

Total from investment operations	0.15	0.20	0.16	0.22	0.19	0.23

Less Distributions From:
Net investment income	–	(0.04)	–	(0.07)	–	(0.06)
Net realized gains	–	–	–	–	–	–

Total distributions	–	(0.04)	–	(0.07)	–	(0.06)

Net increase in net assets	0.15	0.16	0.16	0.15	0.19	0.17

Net Asset Value, End of Period	$10.31	$10.16	$10.31	$10.15	$10.36	$10.17

Total Return(b)	1.48%	2.04%	1.58%	2.23%	1.87%	2.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$13,575	$5,597	$42,162	$3,243	$8,676	$3,208
Ratios to average net assets:
Gross expenses(c)	1.65%	11.75%	0.60%	14.05%	2.85%	17.89%
Net expenses(c)	0.03%	0.17%	0.03%	0.17%	0.03%	0.17%
Net investment income(c)	0.84%	2.19%	0.73%	2.64%	0.55%	1.28%
Portfolio turnover rate(d)	19%	13%	8%	18%	17%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

37

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13	$10.00	$10.06	$10.00	$10.06	$10.00

Investment Operations:
Net investment income(a)	0.03	0.05	0.03	0.06	0.03	0.06
Net realized and unrealized gain on investments	0.17	0.18	0.17	0.17	0.14	0.16

Total from investment operations	0.20	0.23	0.20	0.23	0.17	0.22

Less Distributions From:
Net investment income	–	(0.10)	–	(0.17)	–	(0.16)
Net realized gains	–	–	–	–	–	(0.00	)(b)

Total distributions	–	(0.10)	–	(0.17)	–	(0.16)

Net increase in net assets	0.20	0.13	0.20	0.06	0.17	0.06

Net Asset Value, End of Period	$10.33	$10.13	$10.26	$10.06	$10.23	$10.06

Total Return(c)	1.97%	2.28%	1.99%	2.25%	1.69%	2.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$29,699	$1,512	$5,077	$335	$3,872	$168
Ratios to average net assets:
Gross expenses(d)	0.95%	20.53%	4.50%	30.02%	6.10%	59.52%
Net expenses(d)	0.02%	0.17%	0.01%	0.17%	0.02%	0.17%
Net investment income(d)	0.55%	1.90%	0.52%	2.53%	0.52%	2.48%
Portfolio turnover rate(e)	7%	5%	10%	5%	13%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

38

State Street Institutional Investment Trust

Financial Highlights — (continued)

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14		Six Months Ended 6/30/15 (Unaudited)	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income(a)	0.03	0.06		0.02	0.06
Net realized and unrealized gain on investments	0.14	0.16		0.15	0.16

Total from investment operations	0.17	0.22		0.17	0.22

Less Distributions From:
Net investment income	–	(0.16)		–	(0.16)
Net realized gains	–	(0.00	)(b)	–	(0.00	)(b)

Total distributions	–	(0.16)		–	(0.16)

Net increase in net assets	0.17	0.06		0.17	0.06

Net Asset Value, End of Period	$10.23	$10.06		$10.23	$10.06

Total Return(c)	1.69%	2.25%		1.69%	2.24%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,261	$168		$307	$168
Ratios to average net assets:
Gross operating expenses(d)	10.00%	59.42%		30.21%	59.28%
Net operating expenses(d)	0.02%	0.17%		0.02%	0.17%
Net investment income(d)	0.51%	2.48%		0.44%	2.49%
Portfolio turnover rate(e)	14%	7%		25%	7%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

39

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Target Retirement Funds are authorized to issue an unlimited number of shares, with no par value. Each Target Retirement Fund operates as a diversified investment company. Each Target Retirement Fund has registered Class C shares. Each Target Retirement Fund’s Class C shares were not operational at June 30, 2015. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2015 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2020 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2025 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2030 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2035 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2040 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2045 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2050 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2055 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2060 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014

40

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The Target Retirement Funds retained SSGA Funds Management, Inc. (the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. The Adviser manages the Funds using a proprietary asset allocation strategy. The Funds are “fund of funds” that invest in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 4.50% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

41

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Funds’ procedures to stabilize net asset value.

•

Equity investments (including registered investment companies that are exchange-traded or closed-end funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for period ended June 30, 2015.

42

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
State Street Target Retirement Fund	$23,195,381	$–	$–	$23,195,381
State Street Target Retirement 2015 Fund	4,358,308	–	–	4,358,308
State Street Target Retirement 2020 Fund	54,518,963	–	–	54,518,963
State Street Target Retirement 2025 Fund	16,707,985	–	–	16,707,985
State Street Target Retirement 2030 Fund	44,654,681	–	–	44,654,681
State Street Target Retirement 2035 Fund	10,369,207	–	–	10,369,207
State Street Target Retirement 2040 Fund	31,112,468	–	–	31,112,468
State Street Target Retirement 2045 Fund	5,962,099	–	–	5,962,099
State Street Target Retirement 2050 Fund	4,366,255	–	–	4,366,255
State Street Target Retirement 2055 Fund	2,655,647	–	–	2,655,647
State Street Target Retirement 2060 Fund	669,423	–	–	669,423

Investment Transactions and Income Recognition – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates, net of any foreign taxes withheld at source. Interest income, if any, is recorded daily on an accrual basis. Realized gains and losses from the sale of disposition of investments are recorded on the identified cost basis.

Dividends and distributions – Dividends from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses – Certain expenses, which are directly identifiable to a specific Fund are applied to that Fund. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Class specific fees are borne by each class.

Federal income taxes – Each Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

43

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

At June 30, 2015 gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$23,512,443	$11,450	$(328,512)	$(317,062)
State Street Target Retirement 2015 Fund	4,385,391	3,994	(31,077)	(27,083)
State Street Target Retirement 2020 Fund	55,540,512	3,447	(1,024,996)	(1,021,549)
State Street Target Retirement 2025 Fund	16,913,388	13,927	(219,330)	(205,403)
State Street Target Retirement 2030 Fund	45,461,513	5,060	(811,892)	(806,832)
State Street Target Retirement 2035 Fund	10,459,885	18,547	(109,225)	(90,678)
State Street Target Retirement 2040 Fund	31,633,631	3,165	(524,328)	(521,163)
State Street Target Retirement 2045 Fund	6,043,349	3,838	(85,088)	(81,250)
State Street Target Retirement 2050 Fund	4,441,150	–	(74,895)	(74,895)
State Street Target Retirement 2055 Fund	2,692,223	1,758	(38,334)	(36,576)
State Street Target Retirement 2060 Fund	666,968	7,053	(4,598)	2,455

In accordance with provisions surrounding income taxes, management has analyzed the Funds’ tax positions taken on federal and state income tax returns for tax returns since the Funds’ inception on September 30, 2014, and has concluded that no provision for income tax is required in the Funds’ financial statements.

3.	Securities Transactions

Purchases and sales of investments for the period ended June 30, 2015 were as follows:

Fund	Purchases	Sales
State Street Target Retirement Fund	$22,236,475	$1,133,490
State Street Target Retirement 2015 Fund	1,946,426	487,229
State Street Target Retirement 2020 Fund	51,743,693	4,426,073
State Street Target Retirement 2025 Fund	12,206,365	2,337,455
State Street Target Retirement 2030 Fund	43,334,778	2,538,311
State Street Target Retirement 2035 Fund	7,526,561	1,344,899
State Street Target Retirement 2040 Fund	30,652,029	1,574,846
State Street Target Retirement 2045 Fund	5,447,108	413,666
State Street Target Retirement 2050 Fund	4,333,545	411,657
State Street Target Retirement 2055 Fund	2,448,878	262,672
State Street Target Retirement 2060 Fund	317,844	148,471

44

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

4.	Related Party and Other Fees

The Trust on behalf of the Funds has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Funds, each Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Funds for expenses to the extent that total expenses, inclusive of acquired fund fees and expenses, but exclusive of nonrecurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub- transfer agency fees exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. Fees waived or expenses reimbursed by SSGA FM under this agreement are shown on each Statement of Operations.

Pursuant to the Custody Agreement between the Trust, on behalf of the Funds, and SSGA FM, State Street serves as the Custodian to the Funds. In compensation for custody and accounting services, each Fund pays an annual fee of $25,000.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee at the annual rate of 0.05% of its average daily net assets. Pursuant to the Sub-Administration Agreement between SSGA FM and State Street, SSGA FM pays State Street for its services as Sub-Administrator in the amount of $50,000 for each Fund serviced. Prior to June 1, 2015, each Fund paid this fee to State Street directly.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Funds. SSGM is a wholly owned subsidiary of State Street Corporation. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

Subject to the supervision of the Board, the Trust may engage, directly or indirectly, in financing any activities relating to shareholder account administrative and servicing functions, including without limitation making payments to Agents for one or more of the following activities: (a) answering inquiries regarding account status and history, the manner in which purchases and redemptions of each Class may be effected, and certain other matters pertaining to the Trust; (b) assisting in designating and changing dividend options, account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as requested from time to time by the Trust; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receiving funds in connection with orders to purchase or redeem a Class of shares; (g) verifying and guaranteeing signatures in connection with redemption orders,

45

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

transfers among and changes in designated accounts; (h) providing periodic statements showing account balances and, to the extent practicable, integration of such information with other client transactions otherwise effected with or through the Agent; (i) furnishing (either separately or on an integrated basis with other reports sent by the Agent) monthly and annual statements and confirmations of all purchases and redemptions of a Class of shares in an account; (j) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust; (k) receiving, tabulating and transmitting to the Trust proxies executed with respect to special meetings of shareholders of the Trust; and (l) providing such other related services as the Trust or customers of the Agent may reasonably request.

The Funds also may pay a sub-transfer agent fee of up to 0.20% on Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Beneficial Interest

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Funds’ outstanding shares. At June 30, 2015, State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2030 Fund and State Street Target Retirement 2040 Fund held 5% or greater of the Underlying Funds’ outstanding shares.

7.	Transactions with Affiliates

The Funds may invest in Underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated Underlying Funds for the period January 1, 2015 through June 30, 2015 are:

State Street Target Retirement Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	890	$75,098	$717,724	8,226	$58,395	671	8,445	$736,404	$4,539	$2,655
State Street Equity 500 Index II Portfolio	37,233	392,859	3,733,575	344,038	243,983	22,749	358,522	3,829,020	–	9,502
SPDR Barclays 1-10 Year TIPS ETF	22,381	426,582	3,928,354	202,820	134,976	6,992	218,209	4,213,616	–	(1,463)

46

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays High Yield Bond ETF	4,317	$166,679	$1,581,326	39,820	$67,454	1,725	42,412	$1,629,893	$30,988	$(1,880)
SPDR Barclays Short Term Corporate Bond ETF	3,128	95,686	868,427	28,254	27,875	910	30,472	932,443	4,204	(65)
SPDR Barclays Short Term Treasury ETF	12,501	376,030	3,463,475	114,663	138,952	4,597	122,567	3,712,554	9,330	337
State Street Aggregate Bond Index Portfolio	47,100	477,546	4,463,081	436,282	173,075	16,967	466,415	4,682,803	36,851	3,070
State Street Global Equity ex-U.S. Index Portfolio	25,905	237,423	2,284,948	235,603	216,287	22,481	239,027	2,289,879	–	3,862
SPDR Dow Jones Global Real Estate ETF	2,465	117,654	1,195,565	24,186	72,492	1,469	25,182	1,153,839	13,690	5,886
State Street Institutional Liquid Reserves Fund, Premier Class	3,627	3,627	11,160,558	11,160,558	11,149,255	11,149,255	14,930	14,930	111	–

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	1,539	$129,861	$79,361	901	$27,399	315	2,125	$185,300	$1,032	$1,354
State Street Equity 500 Index II Portfolio	62,133	655,588	418,785	38,331	109,703	10,255	90,209	963,433	–	5,002
SPDR Barclays 1-10 Year TIPS ETF	27,190	518,241	351,425	18,173	68,923	3,565	41,798	807,119	–	(643)
SPDR Barclays High Yield Bond ETF	5,270	203,475	133,203	3,386	29,316	751	7,905	303,789	5,169	(869)
SPDR Barclays Short Term Corporate Bond ETF	477	14,591	19,800	645	1,749	57	1,065	32,589	101	(2)
SPDR Barclays Short Term Treasury ETF	1,696	51,016	77,529	2,559	9,196	304	3,951	119,676	198	41
State Street Aggregate Bond Index Portfolio	71,783	727,820	468,278	46,117	106,487	10,403	107,497	1,079,275	7,783	2,250
State Street Global Equity ex-U.S. Index Portfolio	47,201	432,604	288,154	28,792	105,533	10,982	65,011	622,808	–	(556)
SPDR Dow Jones Global Real Estate ETF	3,009	143,620	109,892	2,263	28,923	579	4,693	215,033	2,297	3,249
State Street Institutional Liquid Reserves Fund, Premier Class	4,002	4,002	465,357	465,357	440,073	440,073	29,286	29,286	5	–

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,532	$551,170	$3,481,688	39,886	$394,490	4,558	41,860	$3,650,192	$22,601	$14,923

47

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Equity 500 Index II Portfolio	223,079	$2,353,794	$14,595,885	1,345,036	$1,276,860	119,577	1,448,538	$15,470,384	$–	$32,033
SPDR Barclays 1-10 Year TIPS ETF	–	–	836,078	43,216	6,051	313	42,903	828,457	–	(7)
SPDR Barclays High Yield Bond ETF	12,408	479,073	3,048,311	76,820	134,840	3,455	85,773	3,296,256	61,426	(4,029)
SPDR Barclays Long Term Treasury ETF	5,229	381,016	2,477,587	33,517	206,914	2,778	35,968	2,457,334	20,115	13,346
SPDR Barclays TIPS ETF	14,377	804,825	4,857,824	85,626	497,313	8,838	91,165	5,080,626	–	2,822
State Street Aggregate Bond Index Portfolio	153,272	1,554,043	10,197,044	997,529	503,633	49,364	1,101,437	11,058,432	82,438	8,622
State Street Global Equity ex-U.S. Index Portfolio	187,497	1,718,452	10,786,068	1,112,051	1,347,259	141,406	1,158,142	11,095,004	–	19,494
SPDR Dow Jones Global Real Estate ETF	4,132	197,220	1,463,208	29,741	58,713	1,195	32,678	1,497,305	16,323	5,722
State Street Institutional Liquid Reserves Fund, Premier Class	16,109	16,109	14,491,399	14,491,399	14,422,535	14,422,535	84,973	84,973	140	–

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	7,671	$647,279	$1,076,514	12,291	$214,857	2,464	17,498	$1,525,826	$8,920	$9,506
State Street Equity 500 Index II Portfolio	220,882	2,330,622	4,030,317	371,198	773,869	72,316	519,764	5,551,079	–	24,723
SPDR Barclays High Yield Bond ETF	7,349	283,745	532,361	13,503	68,053	1,745	19,107	734,282	12,777	(2,085)
SPDR Barclays Long Term Treasury ETF	9,304	677,945	1,237,352	17,054	245,438	3,328	23,030	1,573,410	12,309	16,925
SPDR Barclays TIPS ETF	3,614	202,312	455,901	8,084	51,970	920	10,778	600,658	–	649
State Street Aggregate Bond Index Portfolio	93,539	948,398	1,686,394	165,490	266,234	26,085	232,944	2,338,759	17,288	4,398
State Street Global Equity ex-U.S. Index Portfolio	199,123	1,825,003	3,142,927	322,077	715,315	74,418	446,782	4,280,171	–	5,938
SPDR Dow Jones Global Real Estate ETF	–	–	44,598	938	1,719	35	903	41,376	159	(21)
State Street Institutional Liquid Reserves Fund, Premier Class	13,242	13,242	2,768,529	2,768,529	2,719,347	2,719,347	62,424	62,424	27	–

48

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,143	$518,346	$4,875,941	55,878	$323,192	3,744	58,277	$5,081,754	$31,066	$10,530
State Street Equity 500 Index II Portfolio	156,596	1,652,311	15,373,487	1,417,470	856,161	80,073	1,493,993	15,955,846	–	27,037
SPDR Barclays High Yield Bond ETF	1,351	52,162	628,872	15,924	9,663	248	17,027	654,348	10,566	(304)
SPDR Barclays Long Term Treasury ETF	6,096	444,191	4,601,642	62,481	183,106	2,520	66,057	4,513,014	34,739	12,667
SPDR Barclays TIPS ETF	694	38,850	449,187	7,934	7,211	128	8,500	473,705	–	71
State Street Aggregate Bond Index Portfolio	50,392	510,932	4,848,287	474,176	152,670	14,977	509,591	5,116,296	38,687	2,600
State Street Global Equity ex-U.S. Index Portfolio	146,572	1,343,361	12,557,362	1,296,693	1,006,308	105,285	1,337,980	12,817,850	–	12,090
State Street Institutional Liquid Reserves Fund, Premier Class	18,347	18,347	9,675,545	9,675,545	9,652,024	9,652,024	41,868	41,868	78	–

State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,860	$578,847	$1,000,189	11,434	$183,872	2,122	16,172	$1,410,199	$8,162	$8,417
State Street Equity 500 Index II Portfolio	148,828	1,570,347	2,783,985	256,862	474,880	44,122	361,568	3,861,543	–	24,390
SPDR Barclays Long Term Treasury ETF	5,668	413,004	810,995	11,128	133,344	1,805	14,991	1,024,185	7,963	11,264
State Street Aggregate Bond Index Portfolio	29,433	298,421	583,932	57,255	78,671	7,704	78,984	793,000	5,758	1,472
State Street Global Equity ex-U.S. Index Portfolio	145,607	1,334,522	2,347,461	241,797	474,132	49,420	337,984	3,237,888	–	(2,678)
State Street Institutional Liquid Reserves Fund, Premier Class	15,127	15,127	1,829,852	1,829,852	1,802,587	1,802,587	42,392	42,392	7	–

State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	4,762	$401,818	$4,875,583	55,884	$276,736	3,182	57,464	$5,010,861	$30,727	$13,198
State Street Equity 500 Index II Portfolio	90,269	952,462	11,498,465	1,060,291	486,355	45,296	1,105,264	11,804,214	–	23,880
SPDR Barclays Long Term Treasury ETF	3,349	244,028	3,276,318	44,446	130,129	1,812	45,983	3,141,559	24,503	7,575
State Street Aggregate Bond Index Portfolio	5,009	50,785	771,975	75,598	15,409	1,512	79,095	794,109	5,275	260
State Street Global Equity ex-U.S. Index Portfolio	92,313	846,072	10,229,688	1,056,780	666,217	69,359	1,079,734	10,343,860	–	3,923
State Street Institutional Liquid Reserves Fund, Premier Class	17,599	17,599	7,836,367	7,836,367	7,836,101	7,836,101	17,865	17,865	60	–

49

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	2,038	$171,966	$922,661	10,556	$61,249	706	11,888	$1,036,634	$5,963	$2,873
State Street Equity 500 Index II Portfolio	35,570	375,313	2,071,381	191,000	144,025	13,385	213,185	2,276,813	–	7,360
SPDR Barclays Long Term Treasury ETF	1,348	98,223	578,030	7,870	38,941	533	8,685	593,359	4,458	2,892
State Street Global Equity ex-U.S. Index Portfolio	37,092	339,958	1,875,035	193,303	169,451	17,617	212,778	2,038,409	–	(733)
State Street Institutional Liquid Reserves Fund, Premier Class	11,094	11,094	1,548,104	1,548,104	1,542,314	1,542,314	16,884	16,884	7	–

State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$735,785	8,422	$64,322	743	8,674	$756,373	$4,314	$2,888
State Street Equity 500 Index II Portfolio	17,491	184,559	1,646,780	151,826	146,325	13,612	155,705	1,662,931	–	7,349
SPDR Barclays Long Term Treasury ETF	666	48,529	454,848	6,182	37,192	511	6,337	432,944	3,234	2,631
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	1,496,132	154,219	163,817	17,051	155,408	1,488,806	–	(894)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	1,256,314	1,256,314	1,236,533	1,236,533	25,201	25,201	9	–

State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$412,640	4,725	$38,425	446	5,274	$459,893	$2,606	$1,547
State Street Equity 500 Index II Portfolio	17,491	184,559	930,118	85,814	92,883	8,657	94,648	1,010,842	–	4,490
SPDR Barclays Long Term Treasury ETF	666	48,529	259,257	3,530	25,277	342	3,854	263,305	1,971	2,146
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	846,863	87,299	106,077	11,073	94,466	904,987	–	(884)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	750,332	750,332	739,132	739,132	16,620	16,620	4	–

State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	996	$84,042	$57,844	662	$29,561	342	1,316	$114,755	$706	$1,283
State Street Equity 500 Index II Portfolio	17,526	184,927	112,536	10,366	45,532	4,256	23,636	252,429	–	2,081
SPDR Barclays Long Term Treasury ETF	667	48,602	42,154	580	20,335	275	972	66,407	599	1,736
State Street Global Equity ex-U.S. Index Portfolio	18,275	167,497	105,310	10,831	53,042	5,514	23,592	226,013	–	(224)
State Street Institutional Liquid Reserves Fund, Premier Class	5,435	5,435	198,156	198,156	193,772	193,772	9,819	9,819	–	–

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50

State Street Institutional Investment Trust

Shareholder Expense Information

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return –This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period*

State Street Target Retirement Fund
Class A	0.27%
Actual		$1,000.00	$1,010.00	$1.35
Hypothetical**		$1,000.00	$1,023.46	$1.35
Class I	0.02%
Actual		$1,000.00	$1,011.00	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.02%
Actual		$1,000.00	$1,011.00	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

51

State Street Institutional Investment Trust

Shareholder Expense Information — (continued)

June 30, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period*

State Street Target Retirement 2015 Fund
Class A	0.29%
Actual		$1,000.00	$1,012.00	$1.45
Hypothetical**		$1,000.00	$1,023.36	$1.45
Class I	0.02%
Actual		$1,000.00	$1,014.00	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.02%
Actual		$1,000.00	$1,013.00	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

State Street Target Retirement 2020 Fund
Class A	0.27%
Actual		$1,000.00	$1,010.80	$1.35
Hypothetical**		$1,000.00	$1,023.46	$1.35
Class I	0.01%
Actual		$1,000.00	$1,011.80	$0.05
Hypothetical**		$1,000.00	$1,024.74	$0.05
Class K	0.01%
Actual		$1,000.00	$1,012.80	$0.05
Hypothetical**		$1,000.00	$1,024.74	$0.05

State Street Target Retirement 2025 Fund
Class A	0.29%
Actual		$1,000.00	$1,013.80	$1.45
Hypothetical**		$1,000.00	$1,023.36	$1.45
Class I	0.01%
Actual		$1,000.00	$1,013.80	$0.05
Hypothetical**		$1,000.00	$1,024.74	$0.05
Class K	0.03%
Actual		$1,000.00	$1,014.80	$0.15
Hypothetical**		$1,000.00	$1,024.65	$0.15

52

State Street Institutional Investment Trust

Shareholder Expense Information — (continued)

June 30, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period*

State Street Target Retirement 2030 Fund
Class A	0.29%
Actual		$1,000.00	$1,014.80	$1.45
Hypothetical**		$1,000.00	$1,023.36	$1.45
Class I	0.02%
Actual		$1,000.00	$1,015.50	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.03%
Actual		$1,000.00	$1,015.80	$0.15
Hypothetical**		$1,000.00	$1,024.65	$0.15

State Street Target Retirement 2035 Fund
Class A	0.29%
Actual		$1,000.00	$1,016.70	$1.45
Hypothetical**		$1,000.00	$1,023.36	$1.45
Class I	0.02%
Actual		$1,000.00	$1,017.70	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.03%
Actual		$1,000.00	$1,018.70	$0.15
Hypothetical**		$1,000.00	$1,024.65	$0.15

State Street Target Retirement 2040 Fund
Class A	0.28%
Actual		$1,000.00	$1,018.80	$1.40
Hypothetical**		$1,000.00	$1,023.41	$1.40
Class I	0.02%
Actual		$1,000.00	$1,019.70	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.02%
Actual		$1,000.00	$1,019.70	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

53

State Street Institutional Investment Trust

Shareholder Expense Information — (continued)

June 30, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period*

State Street Target Retirement 2045 Fund
Class A	0.27%
Actual		$1,000.00	$1,018.90	$1.35
Hypothetical**		$1,000.00	$1,023.46	$1.35
Class I	0.02%
Actual		$1,000.00	$1,019.90	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.01%
Actual		$1,000.00	$1,019.90	$0.05
Hypothetical**		$1,000.00	$1,024.74	$0.05

State Street Target Retirement 2050 Fund
Class A	0.28%
Actual		$1,000.00	$1,016.90	$1.40
Hypothetical**		$1,000.00	$1,023.41	$1.40
Class I	0.02%
Actual		$1,000.00	$1,017.90	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10
Class K	0.02%
Actual		$1,000.00	$1,016.90	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

State Street Target Retirement 2055 Fund
Class A	0.28%
Actual		$1,000.00	$1,015.90	$1.40
Hypothetical**		$1,000.00	$1,023.41	$1.40
Class I	0.03%
Actual		$1,000.00	$1,017.90	$0.15
Hypothetical**		$1,000.00	$1,024.65	$0.15
Class K	0.02%
Actual		$1,000.00	$1,016.90	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

54

State Street Institutional Investment Trust

Shareholder Expense Information — (continued)

June 30, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period*

State Street Target Retirement 2060 Fund
Class A	0.27%
Actual		$1,000.00	$1,015.90	$1.35
Hypothetical**		$1,000.00	$1,023.46	$1.35
Class I	0.03%
Actual		$1,000.00	$1,017.90	$0.15
Hypothetical**		$1,000.00	$1,024.65	$0.15
Class K	0.02%
Actual		$1,000.00	$1,016.90	$0.10
Hypothetical**		$1,000.00	$1,024.70	$0.10

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

**	5% return per year before expenses

55

State Street Institutional Investment Trust

Other Information

June 30, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on April 12-13, 2015 and May 18-19, 2015 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel that is

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

56

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12-13, 2015 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 18-19, 2015 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

57

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

•	A copy of each Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

•

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, administrator, custodian, transfer agent, securities lending agent, and/or shareholder services, as applicable, for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated March 11, 2015 from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 18-19, 2015.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended August 31, 2014 or December 31, 2014, as applicable. including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance

58

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

of each Fund with its benchmark index, for its fiscal year ended August 31, 2014 or December 31, 2014, as applicable;

•	Lipper materials dated March 2015, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19. 2015 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2015, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading

59

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2014. Among other information, the Board considered the following performance information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

State Street Target Retirement 2020 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2025 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2030 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2035 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2040 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2045 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2050 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

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State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement 2055 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement 2060 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board noted the Fund’s limited performance history.

State Street Target Retirement Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index since its inception on September 30, 2014. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of your Fund(s):

State Street Target Retirement 2015 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

61

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

62

State Street Institutional Investment Trust

Other Information — (continued)

June 30, 2015 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

63

Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-16222

Not FDIC Insured - No Bank Guarantee - May Lose Value

Semi-Annual Report

30 June 2015

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Semi-Annual Report

June 30, 2015

State Street Hedged International Developed Equity Index Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2015
Common Stocks	93.4%
Rights	0.0 **
Short Term Investment	4.0
Other Assets in Excess of Liabilities	2.6
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2015
Financials	24.5%
Consumer Discretionary	12.2
Industrials	11.8
Health Care	10.6
Consumer Staples	10.2
Total	69.3%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See Notes to Financial Statements.

1

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 93.4%
Australia – 6.4%
AGL Energy, Ltd.	16,934	$202,391
Alumina, Ltd.	53,776	63,238
Amcor, Ltd.	27,780	292,945
AMP, Ltd.	72,643	336,117
APA Group	28,203	178,617
Aristocrat Leisure, Ltd.	11,472	67,453
Asciano, Ltd.	20,768	106,149
ASX, Ltd.	5,053	154,961
Aurizon Holdings, Ltd.	53,368	210,426
AusNet Services	36,910	39,575
Australia & New Zealand Banking Group, Ltd.	65,951	1,632,216
Bank of Queensland, Ltd.	7,814	76,695
Bendigo & Adelaide Bank, Ltd.	9,602	90,480
BHP Billiton, Ltd.	76,582	1,592,188
Boral, Ltd.	16,666	74,936
Brambles, Ltd.	36,079	293,941
Caltex Australia, Ltd.	6,884	168,520
CIMIC Group, Ltd.	2,162	36,142
Coca-Cola Amatil, Ltd.	12,194	85,757
Cochlear, Ltd.	1,215	74,848
Commonwealth Bank of Australia	39,013	2,552,656
Computershare, Ltd.	10,067	90,606
Crown Resorts, Ltd.	7,754	72,709
CSL, Ltd.	11,400	757,654
Dexus Property Group REIT	25,197	141,375
Federation Centres REIT	84,998	190,762
Flight Centre Travel Group, Ltd.	1,180	30,936
Fortescue Metals Group, Ltd.	33,150	48,665
Goodman Group REIT	44,003	212,056
GPT Group REIT	46,028	151,414
Harvey Norman Holdings, Ltd.	11,824	40,987
Healthscope, Ltd.	23,973	50,118
Iluka Resources, Ltd.	8,915	52,624
Incitec Pivot, Ltd.	35,678	105,575
Insurance Australia Group, Ltd.	54,498	233,730
Lend Lease Group	14,272	164,871
Macquarie Group, Ltd.	7,109	444,768
Medibank Pvt, Ltd.(a)	58,639	90,591
Mirvac Group REIT	97,180	138,181
National Australia Bank, Ltd.	62,359	1,596,519
Newcrest Mining, Ltd.(a)	19,359	193,729
Orica, Ltd.	9,680	158,324
Origin Energy, Ltd.	25,671	236,177
Platinum Asset Management, Ltd.	4,971	28,579
Qantas Airways, Ltd.(a)	11,691	28,395
QBE Insurance Group, Ltd.	33,496	351,934
Ramsay Health Care, Ltd.	3,613	170,699
REA Group, Ltd.	1,122	33,813
Rio Tinto, Ltd.	10,607	438,199
Santos, Ltd.	25,593	154,022
Scentre Group REIT	130,145	375,110
Seek, Ltd.	6,930	74,889
Sonic Healthcare, Ltd.	9,902	162,640
South32, Ltd.(a)	134,770	185,416
Stockland REIT	59,725	188,209
Suncorp Group, Ltd.	29,598	305,519
Sydney Airport	23,123	88,506
Tabcorp Holdings, Ltd.	17,661	61,763
Tatts Group, Ltd.	30,784	88,017
Telstra Corp., Ltd.	103,908	490,363
TPG Telecom, Ltd.	5,916	40,787
Transurban Group	46,957	335,648
Treasury Wine Estates, Ltd.	13,867	53,184
Wesfarmers, Ltd.	27,003	810,048
Westfield Corp. REIT	48,503	339,988
Westpac Banking Corp.	74,328	1,836,681
Woodside Petroleum, Ltd.	18,010	473,828
Woolworths, Ltd.	30,511	632,232
WorleyParsons, Ltd.	4,423	35,389

		21,316,480

Austria – 0.2%
Andritz AG	1,660	91,831
Erste Group Bank AG(a)	7,042	199,882
OMV AG	3,136	86,235
Raiffeisen Bank International AG	2,495	36,278
Voestalpine AG	2,387	99,283

		513,509

Belgium – 1.2%
Ageas	5,252	202,208
Anheuser-Busch InBev NV	19,357	2,318,514
Colruyt SA	1,501	67,173
Delhaize Group SA	2,404	198,372
Groupe Bruxelles Lambert SA	2,063	165,959
KBC Groep NV	6,118	408,591
Proximus	3,998	141,076
Solvay SA	1,491	205,001
Telenet Group Holding NV(a)	1,119	60,831
UCB SA	3,168	227,283
Umicore SA	2,027	96,053

		4,091,061

China – 0.1%
Kerry Properties, Ltd.	14,000	54,898
Sino Land Co., Ltd.	80,000	133,943

		188,841

Denmark – 1.5%
AP Moeller – Maersk AS (Class A)	98	171,986
AP Moeller – Maersk AS (Class B)	178	322,220
Carlsberg AS	2,494	226,294
Coloplast AS (Class B)	2,819	184,879
Danske Bank AS	17,134	503,633
DSV AS	4,623	149,697
Novo Nordisk AS (Class B)	45,755	2,491,639
Novozymes AS (Class B)	5,544	263,401
Pandora AS	2,660	285,654
TDC AS	21,200	155,375
Tryg AS	2,542	52,964
Vestas Wind Systems AS	5,194	259,107
William Demant Holding AS(a)	543	41,402

		5,108,251

Finland – 0.8%
Elisa Oyj	3,029	95,949
Fortum Oyj	11,186	198,667
Kone Oyj (Class B)	7,224	292,983
Metso Oyj	2,401	65,917
Neste Oil Oyj	2,730	69,535

See Notes to Financial Statements.

2

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Finland – (continued)
Nokia Oyj	88,785	$602,448
Nokian Renkaat Oyj	2,416	75,669
Orion Oyj (Class B)	2,147	75,067
Sampo Oyj (Class A)	10,844	510,481
Stora Enso Oyj	14,385	148,177
UPM-Kymmene Oyj	12,455	220,233
Wartsila Oyj Abp	3,767	176,366

		2,531,492

France – 8.6%
Accor SA	4,859	245,087
Aeroports de Paris	632	71,368
Air Liquide SA	8,260	1,044,113
Alcatel-Lucent(a)	65,302	237,778
Alstom SA(a)	5,627	159,561
Arkema SA	1,396	100,527
AtoS	2,202	164,333
AXA SA	46,726	1,178,165
BNP Paribas SA	25,262	1,524,156
Bollore SA	18,443	98,122
Bouygues SA	5,074	189,588
Bureau Veritas SA	6,905	158,949
Cap Gemini SA	3,862	341,532
Carrefour SA	13,427	429,662
Casino-Guichard Perrachon SA	1,205	91,230
Christian Dior SE	1,261	246,017
Cie de Saint-Gobain	11,568	519,043
Cie Generale des Etablissements Michelin	4,510	472,304
CNP Assurances	3,655	61,005
Credit Agricole SA	25,204	374,618
Danone SA	13,900	898,113
Dassault Systemes	2,984	216,842
Edenred	5,440	134,348
Electricite de France SA	6,340	141,281
Essilor International SA	4,956	590,851
Eurazeo SA	850	56,209
Eutelsat Communications SA	4,449	143,507
Fonciere Des Regions REIT	638	54,182
GDF Suez	35,223	653,045
Gecina SA REIT	739	91,026
Groupe Eurotunnel SE	11,917	172,480
Hermes International	613	228,533
ICADE REIT	708	50,534
Iliad SA	673	149,109
Imerys SA	727	55,568
JCDecaux SA	1,669	69,605
Kering	1,742	310,841
Klepierre REIT	4,283	188,284
L’Oreal SA	6,044	1,077,476
Lafarge SA	4,308	284,350
Lagardere SCA	2,513	73,248
Legrand SA	6,484	363,824
LVMH Moet Hennessy Louis Vuitton SE	6,675	1,168,769
Natixis	23,819	171,310
Numericable-SFR(a)	2,559	135,562
Orange SA	44,647	686,988
Pernod Ricard SA	5,133	592,508
Peugeot SA(a)	10,839	222,757
Publicis Groupe SA	4,614	340,946
Remy Cointreau SA	518	37,313
Renault SA	4,667	485,781
Rexel SA	6,217	100,164
Safran SA	7,088	480,086
Sanofi	28,558	2,807,737
Schneider Electric SE	13,315	918,767
SCOR SE	4,037	142,340
Societe BIC SA	613	97,670
Societe Generale SA	17,408	812,110
Sodexo SA	2,202	208,986
Suez Environnement Co.	7,766	144,373
Technip SA	2,623	162,260
Thales SA	2,681	161,785
Total SA	51,502	2,500,200
Unibail-Rodamco SE REIT	2,369	598,384
Valeo SA	1,831	288,368
Vallourec SA	2,364	48,254
Veolia Environnement SA	10,508	214,140
Vinci SA	11,391	658,453
Vivendi SA	27,685	697,905
Wendel SA	611	74,851
Zodiac Aerospace	5,142	167,293

		28,836,474

Germany – 8.3%
adidas AG	5,113	391,092
Allianz SE	10,892	1,695,380
Axel Springer SE	948	49,739
BASF SE	21,869	1,920,563
Bayer AG	19,887	2,781,949
Bayerische Motoren Werke AG	7,945	869,121
Bayerische Motoren Werke AG Preference Shares	1,160	98,137
Beiersdorf AG	2,530	211,814
Brenntag AG	3,868	221,649
Commerzbank AG(a)	26,143	333,959
Continental AG	2,656	628,115
Daimler AG	22,917	2,084,605
Deutsche Annington Immobilien SE	10,339	291,449
Deutsche Bank AG	33,048	992,355
Deutsche Boerse AG	4,718	390,317
Deutsche Lufthansa AG(a)	4,927	63,488
Deutsche Post AG	23,347	681,677
Deutsche Telekom AG	75,833	1,305,419
Deutsche Wohnen AG	8,493	194,510
E.ON SE	48,257	642,527
Evonik Industries AG	1,984	75,657
Fraport AG Frankfurt Airport Services Worldwide	885	55,555
Fresenius Medical Care AG & Co. KGaA	5,303	437,473
Fresenius SE & Co. KGaA	9,175	588,321
Fuchs Petrolub SE Preference Shares	1,480	62,473
GEA Group AG	4,600	205,064
Hannover Rueck SE	1,573	152,111
HeidelbergCement AG	3,260	258,365
Henkel AG & Co. KGaA(b)	2,418	230,322
Henkel AG & Co. KGaA(b)	4,325	484,783
Hugo Boss AG	1,693	189,106

See Notes to Financial Statements.

3

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Infineon Technologies AG	27,654	$342,938
ISS AS	3,162	104,278
K+S AG	4,982	209,742
Kabel Deutschland Holding AG(a)	471	62,975
Lanxess AG	2,402	141,550
Linde AG	4,460	844,289
MAN SE	750	77,206
Merck KGaA	2,971	295,873
Metro AG	4,271	134,577
Muenchener Rueckversicherungs-Gesellschaft AG	4,162	737,331
OSRAM Licht AG	1,895	90,696
Porsche Automobil Holding SE Preference Shares	3,519	296,300
ProSiebenSat.1 Media AG	5,076	250,546
RWE AG	11,352	243,924
SAP SE	23,429	1,634,147
Siemens AG	18,882	1,900,812
Symrise AG	3,119	193,464
Telefonica Deutschland Holding AG	12,667	72,967
ThyssenKrupp AG	8,571	222,845
United Internet AG	3,225	143,283
Volkswagen AG	891	206,046
Volkswagen AG Preference Shares	3,899	903,607

		27,696,491

Hong Kong – 3.0%
AIA Group, Ltd.	287,000	1,871,365
ASM Pacific Technology, Ltd.	5,100	50,391
Bank of East Asia, Ltd.	31,000	135,555
BOC Hong Kong Holdings, Ltd.	91,500	382,403
Cathay Pacific Airways, Ltd.	25,000	61,464
Cheung Kong Infrastructure Holdings, Ltd.	17,000	131,899
Cheung Kong Property Holdings, Ltd.(a)	65,000	537,436
CK Hutchison Holdings, Ltd.	65,000	959,168
CLP Holdings, Ltd.	47,000	398,914
First Pacific Co., Ltd.	50,000	42,115
Galaxy Entertainment Group, Ltd.	58,000	230,427
Hang Lung Properties, Ltd.	58,000	172,821
Hang Seng Bank, Ltd.	18,700	365,435
Henderson Land Development Co., Ltd.	29,000	199,193
HKT Trust & HKT, Ltd.	56,000	65,733
Hong Kong & China Gas Co., Ltd.	172,000	361,192
Hong Kong Exchanges and Clearing, Ltd.	26,600	938,757
Hysan Development Co., Ltd.	14,000	60,587
Li & Fung, Ltd.	124,000	98,368
Link REIT	57,000	334,167
MTR Corp., Ltd.	37,000	172,053
New World Development Co., Ltd.	136,000	178,584
Noble Group, Ltd.	101,000	57,007
NWS Holdings, Ltd.	32,000	46,478
PCCW, Ltd.	87,000	51,846
Power Assets Holdings, Ltd.	32,000	291,414
Sands China, Ltd.	60,800	203,907
Shangri-La Asia, Ltd.	26,000	36,220
SJM Holdings, Ltd.	42,000	45,345
Sun Hung Kai Properties, Ltd.	41,000	665,833
Swire Pacific, Ltd.	15,000	188,744
Swire Properties, Ltd.	25,000	79,651
Techtronic Industries Co., Ltd.	29,000	95,388
WH Group, Ltd.(a)	124,500	84,953
Wharf Holdings, Ltd.	32,000	212,988
Wheelock & Co., Ltd.	24,000	123,056
Wynn Macau, Ltd.	33,200	55,158
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	43,086
Yue Yuen Industrial Holdings, Ltd.	16,000	53,350

		10,082,451

Ireland – 0.4%
Bank of Ireland(a)	638,058	257,354
CRH PLC	19,711	556,078
James Hardie Industries PLC	11,721	156,032
Kerry Group PLC	3,656	270,848
Ryanair Holdings PLC	3,826	50,388

		1,290,700

Israel – 0.6%
Azrieli Group	775	30,960
Bank Hapoalim BM	27,714	149,355
Bank Leumi Le-Israel BM(a)	36,504	154,439
Bezeq The Israeli Telecommunication Corp., Ltd.	40,897	69,708
Delek Group, Ltd.	100	29,504
Israel Chemicals, Ltd.	10,829	75,697
Israel Corp., Ltd.	66	23,287
Mizrahi Tefahot Bank, Ltd.	2,948	36,580
NICE Systems, Ltd.	1,233	78,443
Teva Pharmaceutical Industries, Ltd.	21,006	1,242,853

		1,890,826

Italy – 2.0%
Assicurazioni Generali SpA	28,308	509,699
Atlantia SpA	9,599	237,006
Banca Monte dei Paschi di Siena SpA(a)	55,370	107,716
Banco Popolare(a)	9,405	154,671
Enel Green Power SpA	37,262	72,780
Enel SpA	169,611	768,017
Eni SpA	60,882	1,079,929
Exor SpA	2,097	100,048
Finmeccanica SpA(a)	10,664	134,027
Intesa Sanpaolo SpA	303,346	1,099,137
Intesa Sanpaolo SpA Preference Shares	19,855	63,314
Luxottica Group SpA	3,901	259,268
Mediobanca SpA	14,677	143,826
Pirelli & C. SpA	5,572	93,994
Prysmian SpA	4,154	89,698
Saipem SpA(a)	5,638	59,521
Snam SpA	48,836	232,235
Telecom Italia SpA(a)(b)	232,393	294,665
Telecom Italia SpA(b)	156,546	159,685

See Notes to Financial Statements.

4

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Italy – (continued)
Terna Rete Elettrica Nazionale SpA	38,446	$169,804
UniCredit SpA	115,005	772,035
Unione di Banche Italiane SCpA	22,866	183,309
UnipolSai SpA	16,959	41,986

		6,826,370

Japan – 21.2%
ABC-Mart, Inc.	600	36,726
Acom Co., Ltd.(a)	8,500	32,648
Advantest Corp.	3,200	33,317
Aeon Co., Ltd.	16,400	232,869
AEON Financial Service Co., Ltd.	2,200	61,129
Aeon Mall Co., Ltd.	2,400	44,993
Air Water, Inc.	4,000	73,256
Aisin Seiki Co., Ltd.	4,800	204,372
Ajinomoto Co., Inc.	13,000	281,694
Alfresa Holdings Corp.	3,800	59,190
Amada Holdings Co., Ltd.	7,400	78,254
ANA Holdings, Inc.	25,000	67,850
Aozora Bank, Ltd.	25,000	94,390
Asahi Glass Co., Ltd.	25,000	150,165
Asahi Group Holdings, Ltd.	9,700	308,563
Asahi Kasei Corp.	31,000	254,734
Asics Corp.	3,400	87,942
Astellas Pharma, Inc.	51,700	737,485
Bandai Namco Holdings, Inc.	3,800	73,537
Bank of Kyoto, Ltd.	9,000	103,706
Bank of Yokohama, Ltd.	29,000	177,889
Benesse Holdings, Inc.	1,400	35,124
Bridgestone Corp.	15,700	580,899
Brother Industries, Ltd.	5,000	70,854
Calbee, Inc.	1,600	67,470
Canon, Inc.	25,600	833,179
Casio Computer Co., Ltd.	4,300	84,900
Central Japan Railway Co.	3,500	632,268
Chiba Bank, Ltd.	18,000	137,245
Chiyoda Corp.	3,000	26,576
Chubu Electric Power Co., Inc.	15,100	225,146
Chugai Pharmaceutical Co., Ltd.	5,700	196,809
Chugoku Bank, Ltd.	3,500	55,232
Chugoku Electric Power Co., Inc.	6,300	91,953
Citizen Holdings Co., Ltd.	5,600	39,083
COLOPL, Inc.	1,000	20,210
Credit Saison Co., Ltd.	3,200	68,621
Dai Nippon Printing Co., Ltd.	15,000	155,008
Dai-ichi Life Insurance Co., Ltd.	26,200	515,264
Daicel Corp.	6,200	79,650
Daihatsu Motor Co., Ltd.	4,100	58,402
Daiichi Sankyo Co., Ltd.	14,800	273,830
Daikin Industries, Ltd.	5,700	410,340
Daito Trust Construction Co., Ltd.	1,700	176,161
Daiwa House Industry Co., Ltd.	13,700	319,422
Daiwa Securities Group, Inc.	41,000	307,320
Denso Corp.	11,800	587,854
Dentsu, Inc.	5,000	259,061
Don Quijote Holdings Co., Ltd.	2,600	110,702
East Japan Railway Co.	8,100	728,811
Eisai Co., Ltd.	6,200	416,289
Electric Power Development Co., Ltd.	3,100	109,570
FamilyMart Co., Ltd.	1,200	55,212
FANUC Corp.	4,900	1,004,307
Fast Retailing Co., Ltd.	1,300	590,267
Fuji Electric Co., Ltd.	12,000	51,681
Fuji Heavy Industries, Ltd.	14,200	523,137
FUJIFILM Holdings Corp.	11,300	403,878
Fujitsu, Ltd.	46,000	257,283
Fukuoka Financial Group, Inc.	16,000	83,030
GungHo Online Entertainment, Inc.	8,600	33,454
Gunma Bank, Ltd.	8,000	59,102
Hachijuni Bank, Ltd.	9,000	67,961
Hakuhodo DY Holdings, Inc.	5,000	53,569
Hamamatsu Photonics KK	3,000	88,506
Hankyu Hanshin Holdings, Inc.	27,000	159,531
Hikari Tsushin, Inc.	400	27,001
Hino Motors, Ltd.	5,500	68,051
Hirose Electric Co., Ltd.	700	100,282
Hiroshima Bank, Ltd.	11,000	65,803
Hisamitsu Pharmaceutical Co., Inc.	1,200	46,631
Hitachi Chemical Co., Ltd.	2,200	39,698
Hitachi Construction Machinery Co., Ltd.	2,300	40,299
Hitachi High-Technologies Corp.	1,500	42,230
Hitachi Metals, Ltd.	5,000	76,860
Hitachi, Ltd.	116,000	764,833
Hokuhoku Financial Group, Inc.	26,000	61,406
Hokuriku Electric Power Co.	3,600	53,662
Honda Motor Co., Ltd.	39,000	1,262,604
Hoya Corp.	10,400	417,054
Hulic Co., Ltd.	6,300	55,913
Ibiden Co., Ltd.	2,600	43,983
Idemitsu Kosan Co., Ltd.	1,900	37,312
IHI Corp.	36,000	167,695
Iida Group Holdings Co., Ltd.	3,000	47,808
Inpex Corp.	22,100	251,315
Isetan Mitsukoshi Holdings, Ltd.	9,200	164,505
Isuzu Motors, Ltd.	15,100	198,368
ITOCHU Corp.	38,300	506,118
Itochu Techno-Solutions Corp.	1,000	24,925
Iyo Bank, Ltd.	5,200	63,914
J Front Retailing Co., Ltd.	5,100	96,027
Japan Airlines Co., Ltd.	3,000	104,687
Japan Airport Terminal Co., Ltd.	900	49,058
Japan Display, Inc.(a)	8,000	30,139
Japan Exchange Group, Inc.	6,500	211,151
Japan Prime Realty Investment Corp. REIT	17	52,862
Japan Real Estate Investment Corp. REIT	33	149,945
Japan Retail Fund Investment Corp. REIT	52	104,072
Japan Tobacco, Inc.	26,400	940,769
JFE Holdings, Inc.	11,400	253,080
JGC Corp.	5,000	94,471
Joyo Bank, Ltd.	13,000	72,880
JSR Corp.	4,100	72,508
JTEKT Corp.	4,400	83,351

See Notes to Financial Statements.

5

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
JX Holdings, Inc.	52,500	$226,621
Kajima Corp.	18,000	84,583
Kakaku.com, Inc.	3,100	44,892
Kamigumi Co., Ltd.	5,000	46,991
Kaneka Corp.	6,000	43,885
Kansai Electric Power Co., Inc.(a)	17,800	197,180
Kansai Paint Co., Ltd.	5,000	77,514
Kao Corp.	12,200	567,602
Kawasaki Heavy Industries, Ltd.	36,000	167,989
KDDI Corp.	41,900	1,011,503
Keihan Electric Railway Co., Ltd.	11,000	64,095
Keikyu Corp.	10,000	75,512
Keio Corp.	12,000	85,907
Keisei Electric Railway Co., Ltd.	6,000	71,393
Keyence Corp.	1,100	593,846
Kikkoman Corp.	4,000	125,036
Kintetsu Group Holdings Co., Ltd.	47,000	160,168
Kirin Holdings Co., Ltd.	19,000	261,791
Kobe Steel, Ltd.	82,000	138,046
Koito Manufacturing Co., Ltd.	2,200	85,850
Komatsu, Ltd.	22,700	455,799
Konami Corp.	2,000	37,200
Konica Minolta, Inc.	12,100	141,306
Kubota Corp.	27,000	428,395
Kuraray Co., Ltd.	7,300	89,307
Kurita Water Industries, Ltd.	2,300	53,644
Kyocera Corp.	7,800	405,601
Kyowa Hakko Kirin Co., Ltd.	5,000	65,419
Kyushu Electric Power Co., Inc.(a)	9,100	105,602
Lawson, Inc.	1,400	95,877
LIXIL Group Corp.	5,700	113,194
M3, Inc.	4,100	82,493
Mabuchi Motor Co., Ltd.	1,000	63,253
Makita Corp.	3,000	162,792
Marubeni Corp.	41,300	237,037
Marui Group Co., Ltd.	5,100	68,936
Maruichi Steel Tube, Ltd.	1,000	24,844
Mazda Motor Corp.	12,500	244,964
McDonald’s Holdings Co. (Japan), Ltd.	1,400	29,575
Medipal Holdings Corp.	2,900	47,328
MEIJI Holdings Co., Ltd.	1,500	193,683
Minebea Co., Ltd.	7,000	115,613
Miraca Holdings, Inc.	1,200	60,017
Mitsubishi Chemical Holdings Corp.	34,100	214,719
Mitsubishi Corp.	33,200	730,392
Mitsubishi Electric Corp.	47,000	607,641
Mitsubishi Estate Co., Ltd.	30,000	646,386
Mitsubishi Gas Chemical Co., Inc.	8,000	44,849
Mitsubishi Heavy Industries, Ltd.	74,000	450,356
Mitsubishi Logistics Corp.	3,000	39,423
Mitsubishi Materials Corp.	24,000	92,183
Mitsubishi Motors Corp.	16,800	143,061
Mitsubishi Tanabe Pharma Corp.	4,800	71,981
Mitsubishi UFJ Financial Group, Inc.	303,500	2,182,154
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,500	57,492
Mitsui & Co., Ltd.	41,300	561,118
Mitsui Chemicals, Inc.	17,000	63,213
Mitsui Fudosan Co., Ltd.	23,000	644,147
Mitsui OSK Lines, Ltd.	24,000	76,885
Mixi, Inc.	900	44,719
Mizuho Financial Group, Inc.	556,000	1,204,102
MS&AD Insurance Group Holdings, Inc.	12,400	386,395
Murata Manufacturing Co., Ltd.	4,900	855,343
Nabtesco Corp.	2,600	65,231
Nagoya Railroad Co., Ltd.	19,000	71,115
NEC Corp.	61,000	184,947
Nexon Co., Ltd.	2,800	38,534
NGK Insulators, Ltd.	6,000	154,701
NGK Spark Plug Co., Ltd.	4,700	130,401
NH Foods, Ltd.	4,000	91,333
NHK Spring Co., Ltd.	3,400	37,483
Nidec Corp.	5,300	396,964
Nikon Corp.	7,300	84,475
Nintendo Co., Ltd.	2,600	434,945
Nippon Building Fund, Inc. REIT	37	162,072
Nippon Electric Glass Co., Ltd.	8,000	40,534
Nippon Express Co., Ltd.	18,000	88,555
Nippon Paint Holdings Co., Ltd.	3,100	87,529
Nippon Prologis REIT, Inc.	31	57,103
Nippon Steel & Sumitomo Metal Corp.	185,000	479,868
Nippon Telegraph & Telephone Corp.	18,200	659,418
Nippon Yusen KK	34,000	94,749
Nissan Motor Co., Ltd.	60,100	626,221
Nisshin Seifun Group, Inc.	4,500	59,870
Nissin Foods Holdings Co., Ltd.	1,400	61,439
Nitori Holdings Co., Ltd.	1,900	154,963
Nitto Denko Corp.	4,100	337,074
NOK Corp.	2,000	62,109
Nomura Holdings, Inc.	87,800	595,977
Nomura Real Estate Holdings, Inc.	2,600	54,607
Nomura Research Institute, Ltd.	2,400	93,948
NSK, Ltd.	11,900	183,900
NTT Data Corp.	3,300	144,281
NTT DoCoMo, Inc.	36,800	704,934
NTT Urban Development Corp.	2,500	24,885
Obayashi Corp.	14,000	102,170
Odakyu Electric Railway Co., Ltd.	15,000	140,114
Oji Holdings Corp.	17,000	73,910
Olympus Corp.	6,400	221,240
Omron Corp.	4,900	213,035
Ono Pharmaceutical Co., Ltd.	2,100	229,453
Oracle Corp. Japan	800	33,474
Oriental Land Co., Ltd.	4,600	293,785
ORIX Corp.	32,200	479,191
Osaka Gas Co., Ltd.	48,000	189,584
Otsuka Corp.	1,100	51,420
Otsuka Holdings Co., Ltd.	9,000	287,104
Panasonic Corp.	53,100	729,683
Park24 Co., Ltd.	2,000	34,275
Rakuten, Inc.	18,400	297,356

See Notes to Financial Statements.

6

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Recruit Holdings Co., Ltd.	3,000	$91,570
Resona Holdings, Inc.	51,000	278,621
Ricoh Co., Ltd.	18,000	186,818
Rinnai Corp.	800	63,090
Rohm Co., Ltd.	2,500	167,736
Sankyo Co., Ltd.	1,000	35,427
Sanrio Co., Ltd.	1,000	27,173
Santen Pharmaceutical Co., Ltd.	9,800	138,793
SBI Holdings, Inc.	4,500	62,003
Secom Co., Ltd.	5,200	337,629
Sega Sammy Holdings, Inc.	4,000	52,303
Seibu Holdings, Inc.	3,000	69,530
Seiko Epson Corp.	6,000	106,452
Sekisui Chemical Co., Ltd.	9,000	110,546
Sekisui House, Ltd.	14,900	236,715
Seven & I Holdings Co., Ltd.	18,100	778,049
Seven Bank, Ltd.	12,700	58,848
Sharp Corp.(a)	31,000	37,748
Shikoku Electric Power Co., Inc.	3,800	56,923
Shimadzu Corp.	6,000	81,543
Shimamura Co., Ltd.	500	52,548
Shimano, Inc.	2,000	272,954
Shimizu Corp.	13,000	109,533
Shin-Etsu Chemical Co., Ltd.	9,900	614,801
Shinsei Bank, Ltd.	38,000	76,705
Shionogi & Co., Ltd.	7,400	286,953
Shiseido Co., Ltd.	9,100	206,593
Shizuoka Bank, Ltd.	13,000	135,880
Showa Shell Sekiyu KK	4,000	34,977
SMC Corp.	1,300	391,652
SoftBank Corp.	22,900	1,349,128
Sompo Japan Nipponkoa Holdings, Inc.	7,700	282,634
Sony Corp.(a)	28,100	794,902
Sony Financial Holdings, Inc.	3,700	64,889
Stanley Electric Co., Ltd.	3,000	62,567
Sumitomo Chemical Co., Ltd.	37,000	222,547
Sumitomo Corp.	25,900	301,406
Sumitomo Dainippon Pharma Co., Ltd.	3,400	37,483
Sumitomo Electric Industries, Ltd.	17,400	269,749
Sumitomo Heavy Industries, Ltd.	12,000	70,020
Sumitomo Metal Mining Co., Ltd.	11,000	167,519
Sumitomo Mitsui Financial Group, Inc.	30,400	1,356,218
Sumitomo Mitsui Trust Holdings, Inc.	82,000	375,673
Sumitomo Realty & Development Co., Ltd.	9,000	315,789
Sumitomo Rubber Industries, Ltd.	3,600	55,810
Suntory Beverage & Food, Ltd.	3,000	119,519
Suruga Bank, Ltd.	3,800	81,581
Suzuken Co. Ltd/Aichi Japan	1,600	51,256
Suzuki Motor Corp.	8,400	283,856
Sysmex Corp.	3,700	220,733
T&D Holdings, Inc.	14,500	216,259
Taiheiyo Cement Corp.	25,000	73,142
Taisei Corp.	27,000	155,118
Taisho Pharmaceutical Holdings Co., Ltd.	700	47,309
Taiyo Nippon Sanso Corp.	3,200	38,730
Takashimaya Co., Ltd.	6,000	54,427
Takeda Pharmaceutical Co., Ltd.	19,000	917,820
TDK Corp.	2,900	222,065
Teijin, Ltd.	20,000	77,637
Terumo Corp.	7,700	184,815
THK Co., Ltd.	2,600	56,222
Tobu Railway Co., Ltd.	22,000	94,570
Toho Co., Ltd.	2,400	59,723
Toho Gas Co., Ltd.	9,000	53,324
Tohoku Electric Power Co., Inc.	11,800	159,886
Tokio Marine Holdings, Inc.	16,700	695,214
Tokyo Electric Power Co., Inc.(a)	36,500	198,958
Tokyo Electron, Ltd.	4,300	272,236
Tokyo Gas Co., Ltd.	57,000	302,783
Tokyo Tatemono Co., Ltd.	4,500	62,518
Tokyu Corp.	28,000	187,635
Tokyu Fudosan Holdings Corp.	10,900	84,089
TonenGeneral Sekiyu KK	6,000	55,849
Toppan Printing Co., Ltd.	11,000	92,052
Toray Industries, Inc.	37,000	313,108
Toshiba Corp.	93,000	319,969
TOTO, Ltd.	7,000	126,196
Toyo Seikan Group Holdings, Ltd.	3,500	56,119
Toyo Suisan Kaisha, Ltd.	1,900	69,329
Toyoda Gosei Co., Ltd.	1,400	33,786
Toyota Industries Corp.	4,100	233,874
Toyota Motor Corp.	65,700	4,404,340
Toyota Tsusho Corp.	5,600	150,337
Trend Micro, Inc.	2,200	75,332
Unicharm Corp.	9,400	223,506
United Urban Investment Corp. REIT	56	79,219
USS Co., Ltd.	4,700	84,885
West Japan Railway Co.	3,800	243,313
Yahoo Japan Corp.	37,200	150,180
Yakult Honsha Co., Ltd.	1,900	112,728
Yamada Denki Co., Ltd.	14,400	57,664
Yamaguchi Financial Group, Inc.	4,000	49,851
Yamaha Corp.	3,600	72,668
Yamaha Motor Co., Ltd.	6,900	150,952
Yamato Holdings Co., Ltd.	8,900	172,341
Yamazaki Baking Co., Ltd.	2,000	33,327
Yaskawa Electric Corp.	4,800	61,508
Yokogawa Electric Corp.	4,900	63,029
Yokohama Rubber Co., Ltd.	2,000	40,175

		71,034,460

Luxembourg – 0.3%
Altice SA(a)	2,001	275,456
ArcelorMittal	23,232	226,055
Millicom International Cellular SA	1,407	103,692
RTL Group NPV(a)	824	74,421
SES SA	7,426	249,338
Subsea 7 SA(a)	5,658	55,196
Tenaris SA	12,239	164,731

		1,148,889

See Notes to Financial Statements.

7

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Macau – 0.0%(c)
MGM China Holdings, Ltd.	20,400	$33,366

		33,366

Netherlands – 2.9%
Aegon NV	41,648	305,896
Airbus Group SE	14,114	915,243
Akzo Nobel NV	5,973	434,379
ASML Holding NV	8,411	868,741
Boskalis Westminster NV	1,833	89,658
CNH Industrial NV	23,812	217,026
Delta Lloyd NV	4,669	76,602
Gemalto NV	2,027	180,408
Heineken Holding NV	2,564	179,836
Heineken NV	5,616	425,938
ING Groep NV	92,050	1,518,945
Koninklijke Ahold NV	21,771	407,522
Koninklijke DSM NV	4,210	243,921
Koninklijke KPN NV	73,977	282,718
Koninklijke Philips NV	22,600	574,629
Koninklijke Vopak NV	1,497	75,500
NN Group NV	5,071	142,467
OCI NV(a)	1,795	50,700
QIAGEN NV(a)	5,799	142,374
Randstad Holding NV	3,182	207,086
Reed Elsevier NV	16,191	383,801
STMicroelectronics NV	16,784	137,544
TNT Express NV	10,506	89,069
Unilever NV	38,842	1,616,640
Wolters Kluwer NV	7,056	209,478

		9,776,121

New Zealand – 0.1%
Auckland International Airport, Ltd.	20,279	67,682
Contact Energy, Ltd.	7,808	26,455
Fletcher Building, Ltd.	14,646	80,429
Meridian Energy, Ltd.	27,286	39,860
Mighty River Power, Ltd.	14,905	28,124
Ryman Healthcare, Ltd.	7,984	42,765
Spark New Zealand, Ltd.	39,067	73,847

		359,162

Norway – 0.6%
DNB ASA	23,874	396,914
Gjensidige Forsikring ASA	4,258	68,409
Norsk Hydro ASA	35,085	147,386
Orkla ASA	21,114	165,584
Seadrill, Ltd.	7,869	81,716
Statoil ASA	27,110	482,760
Telenor ASA	18,330	400,266
Yara International ASA	4,498	233,490

		1,976,525

Portugal – 0.1%
Banco Comercial Portugues SA(a)	807,757	70,200
EDP – Energias de Portugal SA	58,028	220,150
Galp Energia SGPS SA	8,210	96,233
Jeronimo Martins SGPS SA	5,360	68,679

		455,262

Singapore – 1.3%
Ascendas REIT	44,000	80,386
CapitaLand Commercial Trust REIT	44,000	50,977
CapitaLand Mall Trust REIT	52,000	83,030
CapitaLand, Ltd.	66,000	171,556
City Developments, Ltd.	9,000	65,369
ComfortDelGro Corp., Ltd.	46,000	106,929
DBS Group Holdings, Ltd.	42,000	645,362
Genting Singapore PLC	129,000	85,745
Global Logistic Properties, Ltd.	82,000	154,073
Golden Agri-Resources, Ltd.	150,000	45,674
Hutchison Port Holdings Trust	121,000	76,230
Jardine Cycle & Carriage, Ltd.	3,000	73,747
Keppel Corp., Ltd.	36,000	219,770
Oversea-Chinese Banking Corp., Ltd.	73,000	551,905
SembCorp Industries, Ltd.	21,000	60,668
SembCorp Marine, Ltd.	18,000	37,965
Singapore Airlines, Ltd.	15,000	119,532
Singapore Exchange, Ltd.	17,000	98,856
Singapore Press Holdings, Ltd.	34,000	103,023
Singapore Technologies Engineering, Ltd.	33,000	80,876
Singapore Telecommunications, Ltd.	193,000	603,439
StarHub, Ltd.	13,000	38,136
Suntec REIT	51,000	65,336
United Overseas Bank, Ltd.	31,000	531,133
UOL Group, Ltd.	10,000	51,392
Wilmar International, Ltd.	41,000	99,874

		4,300,983

South Africa – 0.1%
Mondi PLC	9,262	199,705

		199,705

Spain – 3.3%
Abertis Infraestructuras SA	11,438	187,467
ACS, Actividades de Construccion y Servicios SA	4,908	157,793
Aena SA(a)	1,718	179,437
Amadeus IT Holding SA	10,900	434,237
Banco Bilbao Vizcaya Argentaria SA	150,633	1,475,608
Banco de Sabadell SA	114,015	275,032
Banco Popular Espanol SA	42,596	206,263
Banco Santander SA	345,709	2,412,823
Bankia SA(a)	120,233	152,450
Bankinter SA	17,815	131,582
CaixaBank SA	52,935	245,122
Distribuidora Internacional de Alimentacion SA	13,170	100,517
Enagas SA(b)	5,599	152,186
Endesa SA(b)	8,266	158,089
Ferrovial SA	10,395	225,272
Gas Natural SDG SA	8,821	199,909
Grifols SA	3,885	156,395
Iberdrola SA	130,316	877,287
Inditex SA	26,184	850,574
International Consolidated Airlines Group SA(a)	20,864	162,169

See Notes to Financial Statements.

8

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Spain – (continued)
Mapfre SA	22,950	$78,937
Red Electrica Corp. SA	2,715	217,441
Repsol SA	25,133	441,050
Telefonica SA	106,239	1,509,236
Zardoya Otis SA	3,705	40,332

		11,027,208

Sweden – 2.7%
Alfa Laval AB	7,742	136,132
Assa Abloy AB (Class B)	24,369	458,451
Atlas Copco AB (Class A)	16,326	456,479
Atlas Copco AB (Class B)	9,088	226,173
Boliden AB	7,218	131,442
Electrolux AB	6,083	190,463
Elekta AB (Class B)	7,848	49,183
Getinge AB (Class B)	4,262	102,473
Hennes & Mauritz AB (Class B)	22,776	876,180
Hexagon AB (Class B)	5,983	216,607
Husqvarna AB (Class B)	8,774	66,036
ICA Gruppen AB	1,648	58,412
Industrivarden AB	3,495	65,793
Kinnevik Investment AB (Class B)	5,955	188,106
Investor AB (Class B)	11,108	413,530
Lundin Petroleum AB(a)	4,636	79,339
Nordea Bank AB	72,852	907,851
Sandvik AB	24,588	271,587
Securitas AB (Class B)	6,667	88,063
Skandinaviska Enskilda Banken AB (Class A)	36,914	471,574
Skanska AB (Class B)	9,598	194,331
SKF AB (Class B)	9,271	211,286
Svenska Cellulosa AB (Class B)	14,405	365,963
Svenska Handelsbanken AB (Class A)	36,271	528,929
Swedbank AB (Class A)	21,967	511,747
Swedish Match AB	5,237	148,826
Tele2 AB (Class B)	6,795	78,944
Telefonaktiebolaget LM Ericsson (Class B)	73,155	757,338
TeliaSonera AB	63,579	374,003
Volvo AB (Class B)	37,277	462,284

		9,087,525

Switzerland – 8.7%
ABB, Ltd.	52,614	1,102,330
Actelion, Ltd.	2,516	368,294
Adecco SA	4,179	339,400
Aryzta AG	1,857	91,603
Baloise Holding AG	1,301	158,701
Barry Callebaut AG	47	53,560
Chocoladefabriken Lindt & Sprungli AG(b)	25	132,256
Chocoladefabriken Lindt & Sprungli AG(b)	3	187,727
Cie Financiere Richemont SA	12,505	1,017,608
Coca-Cola HBC AG	4,267	91,802
Credit Suisse Group AG	36,589	1,006,193
Dufry AG(a)	928	129,287
EMS-Chemie Holding AG	174	73,543
Geberit AG	871	290,504
Givaudan SA	226	391,277
Holcim, Ltd.	5,583	412,206
Julius Baer Group, Ltd.	5,169	290,101
Kuehne + Nagel International AG	1,372	182,189
Lonza Group AG	1,345	179,755
Nestle SA	77,390	5,589,669
Novartis AG	55,207	5,443,609
Pargesa Holding SA	658	44,287
Partners Group Holding AG	341	101,984
Roche Holding AG	16,867	4,728,644
Schindler Holding AG(b)	1,130	184,877
Schindler Holding AG(b)	436	71,240
SGS SA	136	248,265
Sika AG	55	194,093
Sonova Holding AG	1,364	184,484
Sulzer AG	511	52,574
Swatch Group AG(b)	712	277,395
Swatch Group AG(b)	1,056	79,323
Swiss Life Holding AG	814	186,483
Swiss Prime Site AG	1,409	106,970
Swiss Re AG	8,474	750,333
Swisscom AG	635	356,043
Syngenta AG	2,229	906,340
Transocean, Ltd.	9,478	153,344
UBS Group AG	87,005	1,846,139
Zurich Insurance Group AG	3,582	1,090,832

		29,095,264

United Kingdom – 19.0%
3i Group PLC	24,525	199,217
Aberdeen Asset Management PLC	24,303	154,414
Admiral Group PLC	4,450	97,069
Aggreko PLC	6,693	151,470
Amec Foster Wheeler PLC	10,277	132,130
Anglo American PLC	33,871	489,275
Antofagasta PLC	8,396	91,044
ARM Holdings PLC	34,120	556,460
Ashtead Group PLC	12,624	218,193
Associated British Foods PLC	8,697	392,689
AstraZeneca PLC	30,085	1,901,577
Aviva PLC	96,278	745,726
Babcock International Group PLC	5,346	90,803
BAE Systems PLC	76,369	541,916
Barclays PLC	393,504	1,612,140
Barratt Developments PLC	23,131	223,544
BG Group PLC	81,548	1,358,815
BHP Billiton PLC	50,582	993,584
BP PLC	438,676	2,898,640
British American Tobacco PLC	44,867	2,409,704
British Land Co. PLC REIT	22,353	278,952
BT Group PLC	199,792	1,414,587
Bunzl PLC	7,807	213,393
Burberry Group PLC	10,294	254,335
Capita PLC	15,245	296,821
Carnival PLC	4,305	219,973
Centrica PLC	120,496	499,912
Cobham PLC	24,243	100,274
Compass Group PLC	40,148	664,872
Croda International PLC	3,544	153,387
Diageo PLC	59,953	1,735,844

See Notes to Financial Statements.

9

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Direct Line Insurance Group PLC	34,728	$183,403
Dixons Carphone PLC	24,917	177,713
easyJet PLC	3,383	82,254
Experian PLC	24,086	439,030
Fiat Chrysler Automobiles NV(a)	22,105	323,630
Fresnillo PLC	4,707	51,375
G4S PLC	39,592	167,247
GKN PLC	41,165	216,556
GlaxoSmithKline PLC	117,086	2,435,267
Glencore PLC	266,165	1,068,680
Hammerson PLC REIT	19,831	191,963
Hargreaves Lansdown PLC	5,554	100,712
HSBC Holdings PLC	461,584	4,138,546
ICAP PLC	11,749	97,839
IMI PLC	5,788	102,406
Imperial Tobacco Group PLC	22,900	1,104,575
Inmarsat PLC	11,451	164,872
InterContinental Hotels Group PLC	5,501	221,996
Intertek Group PLC	4,201	161,869
Intu Properties PLC REIT	19,627	94,948
Investec PLC	11,758	105,773
ITV PLC	93,633	387,727
J Sainsbury PLC	35,094	146,425
Johnson Matthey PLC	4,774	228,095
Kingfisher PLC	57,703	315,173
Land Securities Group PLC REIT	19,357	366,531
Legal & General Group PLC	143,771	562,785
Lloyds Banking Group PLC	1,360,557	1,823,922
London Stock Exchange Group PLC	7,217	268,999
Marks & Spencer Group PLC	40,425	340,770
Meggitt PLC	20,851	152,944
Melrose Industries PLC	21,190	82,481
Merlin Entertainments PLC	15,109	101,487
National Grid PLC	89,426	1,149,313
Next PLC	3,546	415,471
Old Mutual PLC	120,483	381,810
Pearson PLC	20,054	380,044
Persimmon PLC	7,151	222,116
Petrofac, Ltd.	5,524	80,404
Prudential PLC	61,274	1,476,803
Randgold Resources, Ltd.	2,409	162,343
Reckitt Benckiser Group PLC	15,425	1,331,329
Reed Elsevier PLC	27,505	447,711
Rexam PLC	18,326	159,094
Rio Tinto PLC	30,407	1,250,044
Rolls-Royce Holdings PLC	44,870	613,933
Royal Bank of Scotland Group PLC(a)	62,550	345,779
Royal Dutch Shell PLC (Class A)	93,691	2,632,370
Royal Dutch Shell PLC (Class B)	58,182	1,653,457
Royal Mail PLC	17,490	141,521
RSA Insurance Group PLC	26,321	164,421
SABMiller PLC	23,182	1,204,584
Sage Group PLC	26,982	217,477
Schroders PLC	3,224	161,035
Segro PLC REIT	15,807	100,881
Severn Trent PLC	6,040	197,676
Shire PLC	14,120	1,131,423
Sky PLC	25,190	410,821
Smith & Nephew PLC	21,930	370,415
Smiths Group PLC	10,040	178,268
Sports Direct International PLC(a)	5,734	64,793
SSE PLC	23,871	576,644
Standard Chartered PLC	59,282	950,042
Standard Life PLC	48,065	335,628
Tate & Lyle PLC	9,924	81,081
Taylor Wimpey PLC	75,861	221,672
Tesco PLC	196,002	655,191
Travis Perkins PLC	6,259	207,699
TUI AG	11,457	185,590
Tullow Oil PLC	19,395	103,617
Unilever PLC	30,657	1,316,250
United Utilities Group PLC	15,854	222,408
Vodafone Group PLC	638,238	2,307,136
Weir Group PLC	5,576	148,816
Whitbread PLC	4,457	346,691
William Hill PLC	22,995	145,778
William Morrison Supermarkets PLC	57,618	163,833
Wolseley PLC	6,346	405,502
WPP PLC	31,618	709,088

		63,626,755

TOTAL COMMON STOCKS (Cost $322,082,096)		312,494,171

RIGHTS – 0.0%(c)
Singapore – 0.0%(c)
Jardine Cycle & Carriage, Ltd. (expiring 7/15/15)(a)	333	1,758

		1,758

Spain – 0.0%(c)
Abertis Infraestructuras SA (expiring 7/3/15)(a)	9,564	7,838
Repsol SA (expiring 7/3/15)(a)	23,006	11,919
Zardoya Otis SA (expired 6/30/15)(a)	3,705	1,614

		21,371

TOTAL RIGHTS – 0.0%(c) (Cost $22,176)		23,129

SHORT TERM INVESTMENT – 4.0%
State Street Institutional Liquid Reserve Fund, Premier Class 0.11%(d)(e) (Cost $13,384,510)	13,384,510	13,384,510

TOTAL INVESTMENTS – 97.4% (Cost $335,488,782)		325,901,810
Other Assets in Excess of Liabilities – 2.6%		8,800,371

NET ASSETS – 100.0%		$334,702,181

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Amount represents less than 0.05% of net assets

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4)

See Notes to Financial Statements.

10

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Futures Contracts (long) Expiration Date 09/2015	198	$18,156,600	$(673,003)

At June 30, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank Of America	CHF	216,492	USD	235,378	07/06/2015	$3,694
Bank Of America	DKK	11,000	USD	1,618	07/06/2015	(25)
Bank Of America	DKK	34,024,000	USD	5,126,466	07/06/2015	44,159
Bank Of America	DKK	696,000	USD	104,901	07/06/2015	937
Bank Of America	DKK	1,452,000	USD	219,401	07/06/2015	2,509
Bank Of America	DKK	279,882	USD	42,612	07/06/2015	805
Bank Of America	EUR	671,137	USD	762,365	07/06/2015	14,545
Bank Of America	GBP	324,534	USD	513,628	07/06/2015	3,248
Bank Of America	HKD	25,000	USD	3,225	07/06/2015	–
Bank Of America	HKD	73,982,000	USD	9,541,171	07/06/2015	(1,738)
Bank Of America	HKD	1,513,000	USD	195,149	07/06/2015	(12)
Bank Of America	HKD	3,165,000	USD	408,165	07/06/2015	(88)
Bank Of America	ILS	2,000	USD	517	07/06/2015	(13)
Bank Of America	ILS	6,665,000	USD	1,742,036	07/06/2015	(24,754)
Bank Of America	ILS	136,000	USD	35,532	07/06/2015	(520)
Bank Of America	ILS	53,653	USD	14,171	07/06/2015	(52)
Bank Of America	NOK	5,000	USD	641	07/06/2015	5
Bank Of America	NOK	15,226,000	USD	1,938,126	07/06/2015	2,995
Bank Of America	NOK	311,000	USD	39,518	07/06/2015	(8)
Bank Of America	NOK	123,018	USD	15,897	07/06/2015	263
Bank Of America	SEK	621,365	USD	76,482	07/06/2015	1,591
Bank Of America	USD	5,974,248	DKK	39,994,600	07/06/2015	(86)
Bank Of America	USD	273,458	HKD	2,120,000	07/06/2015	–
Bank Of America	USD	11,296,600	HKD	87,577,453	07/06/2015	(19)
Bank Of America	USD	2,032,410	ILS	7,666,963	07/06/2015	(15)
Bank Of America	USD	2,234,202	NOK	17,579,038	07/06/2015	(15)
Bank Of America	DKK	39,994,600	USD	5,978,981	08/05/2015	–
Bank Of America	HKD	87,577,453	USD	11,296,090	08/05/2015	–
Bank Of America	ILS	7,666,963	USD	2,032,545	08/05/2015	–
Bank Of America	NOK	17,579,038	USD	2,232,599	08/05/2015	–
Bank Of Montreal	SEK	25,000	USD	2,928	07/06/2015	(85)
Bank Of Montreal	SEK	74,335,000	USD	9,028,237	07/06/2015	68,879
Bank Of Montreal	SEK	1,521,000	USD	184,702	07/06/2015	1,381

See Notes to Financial Statements.

11

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank Of Montreal	SEK	3,152,000	USD	385,674	07/06/2015	$5,774
Bank Of Montreal	SGD	1,000	USD	741	07/06/2015	(2)
Bank Of Montreal	SGD	2,814,000	USD	2,088,180	07/06/2015	(1,541)
Bank Of Montreal	SGD	57,000	USD	42,290	07/06/2015	(39)
Bank Of Montreal	USD	258,662	SEK	2,112,000	07/06/2015	(4,109)
Bank Of Montreal	USD	10,702,062	SEK	88,791,794	07/06/2015	(273)
Bank Of Montreal	USD	4,919,403	SGD	6,624,222	07/06/2015	(152)
Bank Of Montreal	SEK	88,791,794	USD	10,707,482	08/05/2015	–
Bank Of Montreal	SGD	6,624,222	USD	4,915,935	08/05/2015	–
BNP Paribas SA	AUD	218,074	USD	168,469	07/06/2015	896
BNP Paribas SA	AUD	301,719	USD	233,071	07/06/2015	1,223
BNP Paribas SA	AUD	2,213,050	USD	1,704,814	07/06/2015	4,256
BNP Paribas SA	AUD	35,572	USD	27,522	07/06/2015	188
BNP Paribas SA	AUD	167,305	USD	128,704	07/06/2015	143
BNP Paribas SA	CHF	299,530	USD	320,365	07/06/2015	(184)
BNP Paribas SA	CHF	2,196,995	USD	2,347,362	07/06/2015	(3,798)
BNP Paribas SA	CHF	35,314	USD	37,710	07/06/2015	(82)
BNP Paribas SA	CHF	166,091	USD	179,350	07/06/2015	1,605
BNP Paribas SA	DKK	387,235	USD	57,998	07/06/2015	155
BNP Paribas SA	DKK	2,840,289	USD	426,011	07/06/2015	1,745
BNP Paribas SA	DKK	45,655	USD	6,855	07/06/2015	35
BNP Paribas SA	DKK	214,724	USD	32,372	07/06/2015	298
BNP Paribas SA	EUR	928,562	USD	1,037,662	07/06/2015	3,006
BNP Paribas SA	EUR	6,810,810	USD	7,620,002	07/06/2015	31,009
BNP Paribas SA	EUR	109,476	USD	122,600	07/06/2015	616
BNP Paribas SA	EUR	514,892	USD	579,135	07/06/2015	5,412
BNP Paribas SA	GBP	449,013	USD	706,312	07/06/2015	169
BNP Paribas SA	GBP	3,293,421	USD	5,162,941	07/06/2015	(16,473)
BNP Paribas SA	GBP	52,938	USD	83,305	07/06/2015	52
BNP Paribas SA	GBP	248,980	USD	392,004	07/06/2015	444
BNP Paribas SA	HKD	612,867	USD	79,056	07/06/2015	2
BNP Paribas SA	HKD	847,941	USD	109,363	07/06/2015	(13)
BNP Paribas SA	HKD	6,219,472	USD	802,214	07/06/2015	(33)
BNP Paribas SA	HKD	99,971	USD	12,895	07/06/2015	(1)
BNP Paribas SA	HKD	470,187	USD	60,641	07/06/2015	(8)
BNP Paribas SA	ILS	74,233	USD	19,693	07/06/2015	15
BNP Paribas SA	ILS	544,483	USD	145,051	07/06/2015	717
BNP Paribas SA	ILS	8,752	USD	2,314	07/06/2015	(6)
BNP Paribas SA	ILS	41,163	USD	10,893	07/06/2015	(19)
BNP Paribas SA	JPY	67,968,120	USD	551,264	07/06/2015	(4,215)
BNP Paribas SA	JPY	94,038,268	USD	759,839	07/06/2015	(8,701)
BNP Paribas SA	JPY	689,751,626	USD	5,561,396	07/06/2015	(75,694)
BNP Paribas SA	JPY	11,087,018	USD	89,751	07/06/2015	(859)
BNP Paribas SA	JPY	52,144,691	USD	425,503	07/06/2015	(657)
BNP Paribas SA	NOK	170,203	USD	21,707	07/06/2015	75

See Notes to Financial Statements.

12

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	NOK	1,248,407	USD	158,660	07/06/2015	$(5)
BNP Paribas SA	NOK	20,067	USD	2,566	07/06/2015	15
BNP Paribas SA	NOK	94,379	USD	12,010	07/06/2015	15
BNP Paribas SA	NZD	4,630	USD	3,177	07/06/2015	47
BNP Paribas SA	NZD	6,406	USD	4,378	07/06/2015	48
BNP Paribas SA	NZD	46,987	USD	32,329	07/06/2015	562
BNP Paribas SA	NZD	3,552	USD	2,437	07/06/2015	35
BNP Paribas SA	SEK	859,698	USD	104,105	07/06/2015	488
BNP Paribas SA	SEK	6,305,711	USD	764,260	07/06/2015	4,253
BNP Paribas SA	SEK	101,358	USD	12,291	07/06/2015	74
BNP Paribas SA	SEK	476,707	USD	58,071	07/06/2015	615
BNP Paribas SA	SGD	46,356	USD	34,704	07/06/2015	279
BNP Paribas SA	SGD	64,137	USD	47,800	07/06/2015	171
BNP Paribas SA	SGD	470,431	USD	349,878	07/06/2015	529
BNP Paribas SA	SGD	7,562	USD	5,629	07/06/2015	13
BNP Paribas SA	SGD	35,564	USD	26,406	07/06/2015	(4)
BNP Paribas SA	AUD	190,000	USD	146,192	08/06/2015	–
BNP Paribas SA	CHF	186,000	USD	198,903	08/05/2015	–
BNP Paribas SA	DKK	239,000	USD	35,744	08/05/2015	–
BNP Paribas SA	EUR	584,000	USD	651,006	08/05/2015	–
BNP Paribas SA	GBP	280,000	USD	440,116	08/05/2015	–
BNP Paribas SA	HKD	535,000	USD	69,010	08/05/2015	–
BNP Paribas SA	ILS	48,000	USD	12,662	08/05/2015	–
BNP Paribas SA	JPY	59,771,000	USD	489,637	08/05/2015	–
BNP Paribas SA	NOK	108,000	USD	13,737	08/05/2015	–
BNP Paribas SA	NZD	4,000	USD	2,702	08/05/2015	–
BNP Paribas SA	SEK	526,000	USD	63,492	08/05/2015	–
BNP Paribas SA	SGD	40,000	USD	29,733	08/05/2015	–
Citibank N.A.	AUD	8,000	USD	6,112	07/06/2015	(35)
Citibank N.A.	AUD	265,000	USD	204,501	07/06/2015	868
Citibank N.A.	AUD	12,978,000	USD	10,005,000	07/06/2015	32,409
Citibank N.A.	CHF	8,000	USD	8,490	07/06/2015	(72)
Citibank N.A.	CHF	266,000	USD	284,188	07/06/2015	(477)
Citibank N.A.	CHF	13,026,000	USD	13,924,254	07/06/2015	(15,795)
Citibank N.A.	USD	580,725	AUD	750,000	07/06/2015	(4,408)
Citibank N.A.	USD	23,946,972	AUD	31,162,329	07/06/2015	(1,130)
Citibank N.A.	USD	16,554,080	CHF	15,468,132	07/06/2015	(532)
Citibank N.A.	USD	804,449	CHF	745,000	07/06/2015	(7,171)
Citibank N.A.	AUD	31,162,329	USD	23,901,974	08/06/2015	–
Citibank N.A.	USD	1,532,289	AUD	1,996,000	08/06/2015	–
Citibank N.A.	CHF	15,468,132	USD	16,570,217	08/05/2015	–
Citibank N.A.	USD	2,482,041	CHF	2,315,000	08/05/2015	–
Citibank N.A.	USD	495,632	DKK	3,313,000	08/05/2015	–
Citibank N.A.	USD	6,850,163	EUR	6,141,000	08/05/2015	–
Citibank N.A.	USD	5,288,090	GBP	3,362,000	08/05/2015	–

See Notes to Financial Statements.

13

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD	690,847	HKD	5,356,000	08/05/2015	$–
Citibank N.A.	USD	4,411,605	JPY	539,429,000	08/05/2015	–
Citibank N.A.	USD	964,129	SEK	7,988,000	08/05/2015	–
Citibank N.A.	USD	260,579	SGD	351,000	08/05/2015	–
Deutsche Bank AG	AUD	448,771	USD	347,892	07/06/2015	3,046
Deutsche Bank AG	AUD	155,393	USD	121,347	07/06/2015	1,940
Deutsche Bank AG	AUD	337,786	USD	258,386	07/06/2015	(1,177)
Deutsche Bank AG	CHF	154,736	USD	165,346	07/06/2015	(248)
Deutsche Bank AG	CHF	154,266	USD	167,176	07/06/2015	2,085
Deutsche Bank AG	CHF	335,336	USD	358,485	07/06/2015	(382)
Deutsche Bank AG	DKK	199,436	USD	30,430	07/06/2015	639
Deutsche Bank AG	DKK	433,524	USD	64,870	07/06/2015	113
Deutsche Bank AG	EUR	40,255,000	USD	45,234,705	07/06/2015	380,287
Deutsche Bank AG	EUR	735,344	USD	827,449	07/06/2015	8,087
Deutsche Bank AG	EUR	478,234	USD	544,315	07/06/2015	11,439
Deutsche Bank AG	EUR	1,039,560	USD	1,160,437	07/06/2015	2,100
Deutsche Bank AG	GBP	144,959	USD	225,481	07/06/2015	(2,489)
Deutsche Bank AG	GBP	231,254	USD	366,940	07/06/2015	3,257
Deutsche Bank AG	GBP	502,687	USD	790,847	07/06/2015	294
Deutsche Bank AG	HKD	193,704	USD	24,983	07/06/2015	(2)
Deutsche Bank AG	HKD	436,712	USD	56,330	07/06/2015	(2)
Deutsche Bank AG	HKD	949,302	USD	122,450	07/06/2015	–
Deutsche Bank AG	ILS	38,232	USD	10,011	07/06/2015	(124)
Deutsche Bank AG	ILS	83,107	USD	21,905	07/06/2015	(126)
Deutsche Bank AG	JPY	43,406,264	USD	351,660	07/06/2015	(3,084)
Deutsche Bank AG	JPY	48,432,253	USD	393,775	07/06/2015	(2,044)
Deutsche Bank AG	JPY	105,279,400	USD	850,356	07/06/2015	(10,054)
Deutsche Bank AG	NOK	87,659	USD	11,255	07/06/2015	114
Deutsche Bank AG	NOK	190,549	USD	24,308	07/06/2015	91
Deutsche Bank AG	NZD	3,299	USD	2,284	07/06/2015	53
Deutsche Bank AG	NZD	7,172	USD	4,903	07/06/2015	54
Deutsche Bank AG	SEK	902,032	USD	110,036	07/06/2015	1,317
Deutsche Bank AG	SEK	442,768	USD	54,482	07/06/2015	1,117
Deutsche Bank AG	SEK	962,464	USD	115,855	07/06/2015	(148)
Deutsche Bank AG	SGD	33,032	USD	24,773	07/06/2015	243
Deutsche Bank AG	SGD	71,804	USD	53,224	07/06/2015	(99)
Deutsche Bank AG	USD	170,375	DKK	1,129,073	07/06/2015	(1,721)
Deutsche Bank AG	USD	21,688	ILS	83,164	07/06/2015	358
Deutsche Bank AG	USD	17,284	NOK	134,561	07/06/2015	(182)
Deutsche Bank AG	USD	2,998	NZD	4,295	07/06/2015	(94)
Deutsche Bank AG	USD	132,169	SGD	178,000	07/06/2015	17
Deutsche Bank AG	USD	53,431,003	EUR	47,952,093	07/06/2015	(45)
Deutsche Bank AG	EUR	47,952,093	USD	53,448,362	08/05/2015	–
Goldman Sachs Bank	AUD	59,218	USD	45,908	07/06/2015	404
Goldman Sachs Bank	CHF	58,788	USD	63,933	07/06/2015	1,020

See Notes to Financial Statements.

14

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank	DKK	76,003	USD	11,552	07/06/2015	$199
Goldman Sachs Bank	EUR	27,000	USD	29,613	07/06/2015	(472)
Goldman Sachs Bank	EUR	40,255,000	USD	45,232,692	07/06/2015	378,274
Goldman Sachs Bank	EUR	823,000	USD	924,806	07/06/2015	7,772
Goldman Sachs Bank	EUR	182,249	USD	206,647	07/06/2015	3,575
Goldman Sachs Bank	GBP	88,128	USD	139,829	07/06/2015	1,234
Goldman Sachs Bank	HKD	166,425	USD	21,469	07/06/2015	2
Goldman Sachs Bank	ILS	14,570	USD	3,805	07/06/2015	(58)
Goldman Sachs Bank	JPY	18,456,878	USD	150,513	07/06/2015	(328)
Goldman Sachs Bank	NOK	33,406	USD	4,288	07/06/2015	42
Goldman Sachs Bank	NZD	1,257	USD	866	07/06/2015	16
Goldman Sachs Bank	SEK	168,733	USD	20,733	07/06/2015	397
Goldman Sachs Bank	SGD	12,588	USD	9,417	07/06/2015	69
Goldman Sachs Bank	USD	2,607,054	EUR	2,310,000	07/06/2015	(33,121)
Goldman Sachs Bank	USD	53,432,058	EUR	47,952,093	07/06/2015	(1,100)
Goldman Sachs Bank	EUR	47,952,093	USD	53,449,321	08/05/2015	–
JPMorgan Chase	CHF	13,026,000	USD	13,925,057	07/06/2015	(14,992)
JPMorgan Chase	USD	16,553,901	CHF	15,468,131	07/06/2015	(354)
JPMorgan Chase	CHF	15,468,131	USD	16,571,636	08/05/2015	–
Morgan Stanley	AUD	12,978,000	USD	10,006,570	07/06/2015	33,980
Morgan Stanley	EUR	3,448,000	USD	3,886,186	07/06/2015	44,227
Royal Bank Of Canada	JPY	2,794,000	USD	22,524	07/06/2015	(310)
Royal Bank Of Canada	JPY	8,182,769,000	USD	66,189,879	07/06/2015	(684,929)
Royal Bank Of Canada	JPY	167,453,000	USD	1,355,187	07/06/2015	(13,346)
Royal Bank Of Canada	JPY	352,347,000	USD	2,859,027	07/06/2015	(20,578)
Royal Bank Of Canada	USD	1,914,210	JPY	236,079,000	07/06/2015	15,178
Royal Bank Of Canada	USD	79,377,426	JPY	9,712,510,672	07/06/2015	(593)
Royal Bank Of Canada	JPY	9,712,510,672	USD	79,402,020	08/05/2015	–
Societe Generale	GBP	13,000	USD	19,831	07/06/2015	(613)
Societe Generale	GBP	400,000	USD	619,501	07/06/2015	(9,561)
Societe Generale	GBP	1,670,000	USD	2,599,475	07/06/2015	(26,858)
Standard Chartered Bank	GBP	19,568,000	USD	30,323,258	07/06/2015	(450,450)
Standard Chartered Bank	SGD	2,814,000	USD	2,088,033	07/06/2015	(1,688)
Standard Chartered Bank	USD	36,466,208	GBP	23,187,613	07/06/2015	(99)
Standard Chartered Bank	GBP	23,187,613	USD	36,458,811	08/05/2015	–
Toronto Dominion Bank	AUD	968	USD	738	07/06/2015	(6)
Toronto Dominion Bank	AUD	265,000	USD	204,508	07/06/2015	876
Toronto Dominion Bank	AUD	1,119,000	USD	865,060	07/06/2015	5,195
Toronto Dominion Bank	CHF	1,112,000	USD	1,200,790	07/06/2015	10,760
Toronto Dominion Bank	CHF	864	USD	923	07/06/2015	(2)
Toronto Dominion Bank	CHF	266,000	USD	284,159	07/06/2015	(507)
Toronto Dominion Bank	EUR	463	USD	519	07/06/2015	3
Toronto Dominion Bank	EUR	823,000	USD	924,641	07/06/2015	7,607
Toronto Dominion Bank	GBP	376	USD	574	07/06/2015	(17)
Toronto Dominion Bank	GBP	400,000	USD	619,502	07/06/2015	(9,559)

See Notes to Financial Statements.

15

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

June 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ (Depreciation)
Toronto Dominion Bank	GBP	19,568,000	USD	30,323,453	07/06/2015	$(450,254)
Toronto Dominion Bank	NZD	193	USD	136	07/06/2015	6
Toronto Dominion Bank	NZD	573,000	USD	399,183	07/06/2015	11,800
Toronto Dominion Bank	NZD	11,000	USD	7,672	07/06/2015	235
Toronto Dominion Bank	SGD	909	USD	669	07/06/2015	(6)
Toronto Dominion Bank	SGD	57,000	USD	42,289	07/06/2015	(40)
Toronto Dominion Bank	SGD	240,000	USD	178,499	07/06/2015	271
Toronto Dominion Bank	USD	1,740,147	GBP	1,118,000	07/06/2015	18,081
Toronto Dominion Bank	USD	36,466,466	GBP	23,187,615	07/06/2015	(354)
Toronto Dominion Bank	USD	446,801	NZD	660,876	07/06/2015	(10)
Toronto Dominion Bank	GBP	23,187,615	USD	36,458,258	08/05/2015	–
Toronto Dominion Bank	NZD	660,876	USD	445,613	08/05/2015	–
Westpac Banking Corp.	AUD	361,473	USD	279,491	07/06/2015	1,726
Westpac Banking Corp.	CHF	358,851	USD	383,150	07/06/2015	(882)
Westpac Banking Corp.	DKK	463,925	USD	69,684	07/06/2015	385
Westpac Banking Corp.	EUR	1,112,459	USD	1,245,936	07/06/2015	6,371
Westpac Banking Corp.	GBP	537,938	USD	846,462	07/06/2015	471
Westpac Banking Corp.	HKD	1,015,872	USD	131,032	07/06/2015	(5)
Westpac Banking Corp.	ILS	88,934	USD	23,542	07/06/2015	(33)
Westpac Banking Corp.	JPY	112,662,154	USD	911,342	07/06/2015	(9,405)
Westpac Banking Corp.	NOK	203,911	USD	26,082	07/06/2015	166
Westpac Banking Corp.	NZD	7,675	USD	5,297	07/06/2015	108
Westpac Banking Corp.	SEK	1,029,958	USD	124,896	07/06/2015	758
Westpac Banking Corp.	SGD	76,839	USD	57,199	07/06/2015	138

						(715,205)

AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krona
EUR	– Euro Currency
GBP	– Great British Pound
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krona
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United State Dollar

See Notes to Financial Statements.

16

State Street Hedged International Developed Equity Index Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments in securities of unaffiliated funds, at value (Note 2)	$312,517,300
Investments in securities of affiliated issuers, at value (Notes 2 and 4)	13,384,510

Total Investments	325,901,810

Cash (restricted)	1,422,903
Foreign currency, at value	5,145,867
Receivable for fund shares sold	8,045,424
Dividends receivable from unaffiliated issuers	154,020
Dividends receivable from affiliated issuers (Note 4)	487
Receivable for foreign taxes recoverable	14,700
Receivable from Adviser (Note 4)	76,343
Unrealized appreciation on forward currency contracts	1,211,264

Total assets	341,972,818

Liabilities
Payable for investments purchased	4,566,196
Daily variation margin payable on futures contracts	674,170
Unrealized depreciation on forward currency contracts	1,926,469
Advisory fees payable (Note 4)	21,298
Custodian fees payable (Note 4)	45,822
Administration fees payable (Note 4)	6,870
Registration and filing fees payable	18,530
Transfer agent fees payable	4,343
Professional fees payable	3,828
Trustees’ fees payable (Note 5)	1,037
Printing fees payable	1,106
Insurance fees payable	691
Accrued expenses and other liabilities	277

Total liabilities	7,270,637

Net Assets	$334,702,181

Net Assets Consist of:
Paid-in capital	$345,572,221
Undistributed net investment income	212,237
Accumulated net realized loss	(115,480)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency transactions	(10,966,797)

Net Assets	$334,702,181

Class K
Net Assets	$334,702,181
Shares of beneficial interest outstanding	35,181,740

Offering, net asset value, and redemption price per share	$9.51

Investments in securities of unaffiliated issuers, at cost	$322,104,272
Investments in securities of affiliated issuers, at cost	13,384,510

Investments in securities, at cost	$335,488,782

Foreign currency, at cost	$5,141,593

See Notes to Financial Statements.

17

State Street Hedged International Developed Equity Index Fund

Statement of Operations

Period Ended June 30, 2015* (Unaudited)

Income
Dividend income – unaffiliated issuers	$276,745
Dividend income – affiliated issuer	487
Foreign taxes withheld	(37,514)

Total investment income	239,718

Expenses
Advisory fees (Note 4)	21,298
Administration and custody fees (Note 4)	6,870
Custodian fees (Note 4)	45,822
Trustees’ fees and expenses (Note 5)	1,037
Registration and filing fees	18,552
Professional fees	3,828
Transfer agent fees (Note 4)	4,343
Other expenses	2,074

Total expenses	103,824

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(76,343)

Net expenses	27,481

Net Investment Income	212,237

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Foreign currency transactions	(36,861)
Futures	(78,264)
Swaps	(355)
Change in unrealized appreciation (depreciation) on:
Investments	(9,586,972)
Foreign currency transactions	(706,822)
Futures	(673,003)

Net realized and unrealized loss on investments	(11,082,277)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,870,040)

*	For the period from May 29, 2015 (commencement of operations) to June 30, 2015.

See Notes to Financial Statements.

18

State Street Hedged International Developed Equity Index Fund

Statement of Changes in Net Assets

Period Ended June 30, 2015* (Unaudited)
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$212,237
Net realized loss on foreign currency transactions, futures and swaps	(115,480)
Change in net unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	(10,966,797)

Net increase (decrease) in net assets from operations	(10,870,040)

Net Increase (Decrease) from Fund Share Transactions:
Class K
Shares sold	347,222,221
Shares redeemed	(1,650,000)

Net increase from Fund share transactions	345,572,221

Net Increase in Net Assets	334,702,181
Net Assets
Beginning of period	–

End of period	$334,702,181

Undistributed net investment income	$212,237

Changes in Shares:
Class K
Shares sold	35,350,725
Shares redeemed	(168,985)

Net increase in shares	35,181,740

*	For the period from May 29, 2015 (commencement of operations) to June 30, 2015.

See Notes to Financial Statements.

19

State Street Hedged International Developed Equity Index Fund

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

Period From 5/29/15 - 6/30/15* (Unaudited)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.01
Net realized and unrealized loss on investments	(0.50)

Total from investment operations	(0.49)

Net decrease in net assets	(0.49)

Net Asset Value, End of Period	$9.51

Total Return(b)(c)	(4.90)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$334,702
Ratios to net assets:
Gross expenses(d)	0.71%
Net expenses(d)	0.19%
Net investment income(d)	1.45%
Portfolio turnover rate(c)	0%

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions, if any, are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized

(d)	Annualized

See Notes to Financial Statements.

20

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of thirty-two (32) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The State Street Hedged International Developed Equity Index Fund (the “Fund”) is authorized to issue an unlimited number of shares, at no par value. The Fund has registered Class A, Class C, Class K and Class I Shares. The Fund’s Class A, Class C and Class I Shares were not operational at June 30, 2015. The following Fund is included in this report:

Fund	Classes	Commencement of Operations:
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015

The investment objective of the Fund is to seek to provide investment results, before fees and expenses, that correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), serves as the investment adviser.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the financial statements during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the

21

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event for which the Committee is unable to obtain an independent, third-party valuation on the settlement date to the swap agreements, the agreements will be fair valued.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair

22

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2015.

The following is a summary of the inputs used as of June 30, 2015, in valuing the assets carried at fair value of the Fund. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
ASSETS
Common Stocks	$312,494,171	$–	$–	$312,494,171
Rights	23,129	–	–	23,129
Short Term Investments	13,384,510	–	–	13,384,510
Forward Foreign Currency Contracts	–	1,211,264	–	1,211,264

Total Assets	325,901,810	1,211,264	–	327,113,074
LIABILITIES
Futures	(673,003)	–	–	(673,003)
Forward Foreign Currency Contracts	–	(1,926,469)	–	(1,926,469)

Total Liabilities	(673,003)	(1,926,469)	–	(2,599,472)

TOTAL INVESTMENTS	$325,228,807	$(715,205)	$–	$324,513,602

23

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Investment Transactions and Income Recognition – Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates, net of any foreign taxes withheld at source. Non-cash dividends received in the form of stock, if any, are received as dividends at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts, if any, are recorded as a reduction of the cost of investments or reclassified to capital gains.

Non cash dividends received in the form of stock, if any, are received as dividends at fair value. Realized gains and losses from the sale or disposition of investments are recorded on the identified cost basis.

Dividends and distributions – Dividends from net investment income, if any, are declared and paid at least annually. Interest income, if any, is recorded daily on an accrual basis. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made.

Futures – The Fund may enter into financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Fund, which is recorded on the Statement of Assets and Liabilities. The Fund recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Fund voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

The Fund adopted provisions surrounding derivatives and hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund’s use of derivatives may include swaps, forward foreign currency contracts and futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective. The Fund uses these derivatives to obtain investment

24

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

exposure that the Adviser expects to correlate closely with the Index or a portion of the Index. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Forward Foreign Currency Contracts

The Fund may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Swaps: The Fund enters into swap agreements in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the Over the Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked to market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Total Return Swaps: The Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. As of June 30, 2015, the Fund held no outstanding total return swap agreements.

25

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2015 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(1)	$1,211,264	$—	$1,211,264

Liability Derivatives

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(2)	$1,926,469	$—	$1,926,469
Futures Contracts(3)	$—	$673,003	$673,003

Transactions in derivative instruments during the period ended June 30, 2015, were as follows:

Realized Gain (Loss)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Futures Contracts(4)	$—	$(78,264)	$(78,264)
Swap Contracts(5)	$—	(355)	(355)

Change in Unrealized Appreciation (Depreciation)(4)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(6)	$(715,205)	$—	$(715,205)
Futures Contracts(7)	$—	$(673,003)	$(673,003)

(1)	Statement of Assets and Liabilities: Unrealized appreciation on forward currency contracts

(2)	Portfolio of Investments: Unrealized appreciation (depreciation) of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(3)	Statement of Assets and Liabilities: Unrealized depreciation on forward currency contracts

(4)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(5)	Statement of Operations location: Net realized gain (loss) on: Swaps

(6)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Foreign currency transactions

(7)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

26

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

Forward Foreign Currency Exchange Contracts

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Net Amount of Derivative Assets
Bank Of America	$74,751	–	$74,751	$74,751
Bank Of Montreal	76,034	–	76,034	76,034
BNP Paribas SA	59,205	–	59,205	59,205
Citibank N.A.	33,277	–	33,277	33,277
Deutsche Bank AG	416,651	–	416,651	416,651
Goldman Sachs Bank	393,004	–	393,004	393,004
Morgan Stanley	78,207	–	78,207	78,207
Royal Bank Of Canada	15,178	–	15,178	15,178
Toronto Dominion Bank	54,834	–	54,834	54,834
Westpac Banking Corp.	10,123	–	10,123	10,123

	1,211,264	–	1,211,264	1,211,264

Offsetting of Financial Liabilities and Derivative Liabilities

Forward Foreign Currency Exchange Contracts

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities presented in Statements of Assets and Liabilities	Net Amount of Derivative Liabilities
Bank Of America	$27,345	–	$27,345	$27,345
Bank Of Montreal	6,201	–	6,201	6,201
BNP Paribas SA	110,752	–	110,752	110,752
Citibank N.A.	29,620	–	29,620	29,620
Deutsche Bank AG	22,021	–	22,021	22,021
Goldman Sachs Bank	35,079	–	35,079	35,079
JPMorgan Chase	15,346	–	15,346	15,346
Royal Bank Of Canada	719,756	–	719,756	719,756
Societe Generale	37,032	–	37,032	37,032
Standard Chartered Bank	452,237	–	452,237	452,237
Toronto Dominion Bank	460,755	–	460,755	460,755
Westpac Banking Corp.	10,325	–	10,325	10,325

	1,926,469	–	1,926,469	1,926,469

The average notional of futures outstanding during the period ended June 30, 2015 was $18,830,354.

Foreign Currency Translation and Foreign Investments – The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and

27

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transaction on the Statements of Operations.

Federal Income Taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

As of June 30, 2015,gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
State Street Hedged International Developed Equity Index Fund	$335,488,782	$1,284,210	$(10,871,182)	$(9,586,972)

The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund’s federal tax returns for the initial year remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

3.	Securities Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2015 were as follows:

Fund	Purchases	Sales
State Street Hedged International Developed Equity Index Fund	$322,091,764	$–

4.	Related Party and Other Fees

The Trust on behalf of the Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub- transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2015, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement were $76,343.

28

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Pursuant to the Custody Agreement, State Street serves as the Custodian to the Fund. During the period ended June 30, 2015, the custody and accounting fees incurred are shown on the Statement of Operations.

SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Fund and SSGA FM, the Fund pays a fee at an annual rate of 0.05% of the Fund’s net assets accrued daily. For the period ended June 30, 2015, the administration fees incurred were $6,870.

Pursuant to the Sub-Administration Agreement between SSGA FM and State Street, SSGA FM pays a fee to State Street, calculated as the greater of an asset-based fee or a minimum fee. The minimum fee is calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee is calculated at the following rates:

Asset Levels	Basis Points
First $10 billion	1.36
Next $10 billion	0.86
Next $10 billion	0.75
Thereafter	0.5

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Transactions with Affiliates

Certain investments made by the Fund were in securities affiliated with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending June 30, 2015 were as follows:

Security Description	Number of shares held at 5/29/15*	Shares purchased for the period ended 6/30/15	Shares sold for the period ended 6/30/15	Number of shares held at 6/30/15	Value at 6/30/15	Income earned for the period ended 6/30/15
State Street Institutional
Liquid Reserves Fund, Premier Class	–	37,514,515	24,130,005	13,384,510	$13,384,510	$487

*	Commencement of operations.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a

29

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of- pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Risks

The Fund’s assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of investments of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information

June 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 29, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

31

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

June 30, 2015 (Unaudited)

Period Ended June 30, 2015

Class K Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *

Based on Actual Fund Return**

	$1,000.00	$951.00	$0.17

Based on Hypothetical (5% return before expenses)

	$1,000.00	$1,024.80	$0.95

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class K Shares’ annualized expense ratio as of June 30, 2015, was 0.19%.

**	Actual period is from commencement of operations 5/29/15. Hypothetical period is from 1/1/15.

Proxy	Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly	Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

32

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in-person on April 12-13, 2015 to consider a proposal to approve, with respect to State Street Hedged International Developed Equity Index Fund, a new series of the Trust (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). The Independent Trustees also discussed the New Fund with representatives of the Adviser at their in-person meeting held on February 9-10, 2015. Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees considered, among other things, the following:

Information about Fees and Expenses

•	A report prepared by an independent third-party provider of investment company data, which includes for the New Fund:

•

Comparisons of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider; and

•	Comparisons of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of comparable mutual funds.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the New Fund, to the extent applicable.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits to be received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits to be received in connection with the New Fund’s brokerage; and

•

Information regarding the procedures and processes to be used to value the assets of the New Fund and the assistance to be provided by the Adviser to its affiliates in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;

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•	A copy of the Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Code;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the other funds in the fund complex (the “Other Funds”);

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services to be provided to the New Fund by the Adviser in its role as administrator, and by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the New Fund, and the role of the Adviser in managing the New Fund’s relationship with these affiliated service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;

•

Draft responses to the letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:

•

The Adviser, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the Other Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the Other Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Other Funds, with respect to its operations relating to the Other Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds, together with the Other Funds’ related distribution plans and arrangements under SEC Rule 12b-1.

In addition to the information identified above, the Board considered information provided by the Adviser and other service providers of the New Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing each Other Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single

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factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to New Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 12-13, 2015 the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the New Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.

Fund Performance

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Adviser and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds and is generally satisfied with the performance of these Other Funds.

Management Fees and Expenses

The Board reviewed the contractual management fee rate to be payable by the New Fund and the actual management fee rate to be payable by the New Fund, net of waivers. As part of its review, the Board considered the New Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees to be charged and the services to be provided to the New Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered that the Adviser agreed to waive fees or pay expenses of the New Fund to limit the total expenses borne by the New Fund’s

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shareholders. Among other information, the Board considered the following expense information in its evaluation of the New Fund:

The Board considered that the New Fund’s contractual management fee was equal to the median of its Expense Group. The Board also considered that the New Fund’s expected actual management fees and total expenses were each below the medians of their respective Expense Group and Expense Universe.

Profitability

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Other Funds and other investment advisory clients, together with the ranges of profitability of each of the affiliated service providers with respect to their services to the Other Funds.

The Board concluded that the expected profitability of the Adviser with respect to New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the Fund has not yet commenced operations, and the comparatively low management fee and expense ratio of the New Fund, it does not appear that the Adviser or its affiliates are expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fees should be reduced or that breakpoints in such fees should be implemented for the New Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Trustees

William L. Boyan

Gregory A. Ehret

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-16226

Not FDIC Insured - No Bank Guarantee - May Lose Value

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by
Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by
Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 8, 2015

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	September 8, 2015